    AS FILED WITH THE SECURITES AND EXCHANGE COMMISSION ON February 28, 2006
                        Securities Act File No. 333-92415
                    Investment Company Act File No. 811-9721

                          -----------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C., 20549
                          -----------------------------

                                    FORM N-1A
                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933 [X]
                         Pre-Effective Amendment No. [ ]
                       Post-Effective Amendment No. 15 [X]
                                       And
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                              Amendment No. 18 [X]

                          -----------------------------

                               FIXED INCOME SHARES
               (Exact Name of Registrant as Specified in Charter)

                C/O Allianz Global Investors Fund Management LLC
                           1345 Avenue of the Americas
                               New York, NY 10105
                    (Address of Principal Executive Officer)

       Registrant's Telephone Number, including Area Code: (212) 739-3369

                               -------------------

                                    Copy to:

       Thomas J. Fuccillo., Esq.                  David C. Sullivan, Esq.
       c/o Allianz Global Investors               Ropes & Gray LLP
       1345 Avenue of the Americas                One International Place
       New York, NY 10105                         Boston, Massachusetts 02110
      (Name and Address of Agent for Service)

-------------------------

It is proposed that this filing will become effective:

[X] Immediately upon filing pursuant to paragraph (b),
[ ] On _____________pursuant to paragraph (b),
[ ] 60 days after filing pursuant to paragraph (a)(1),
[ ] On ________ pursuant to paragraph (a)(1),
[ ] 75 days after filing pursuant to paragraph (a)(2),
[ ] On _________ pursuant to paragraph (a)(2), of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed Post-Effective Amendment

                                                                      PROSPECTUS

                                                                   MARCH 1, 2006

--------------------------------------------------------------------------------

FIXED INCOME SHARES (FISH)

FISH: SERIES C,              ABOUT FIXED INCOME SHARES (FISH):
FISH: SERIES M,
FISH: SERIES R               Developed by Pacific Investment Management Company
                             ("PIMCO") exclusively for use within separately
                             managed accounts, FISH represent shares of
                             specialized bond portfolios. They are used in
                             combination with selected individual securities to
                             effectively model institutional-level investment
                             strategies. FISH can permit greater diversification
                             than smaller managed accounts might otherwise
                             achieve.

                             PIMCO uses these specialized bond portfolios within
                             the PIMCO Total Return and PIMCO Real Return
                             managed account portfolios.

                             Within the PIMCO Total Return managed account
                             portfolio:

                             FISH: SERIES C, investing primarily in U.S. and
                             foreign fixed-income instruments.

                             FISH: SERIES M, investing primarily in mortgage-
                             and other asset-backed securities.

                             Within the PIMCO Real Return managed account
                             portfolio:

                             FISH SERIES R, investing primarily in
                             inflation-indexed fixed-income securities.

THIS COVER IS NOT PART OF THE PROSPECTUS.                       Allianz [LOGO]
                                                                Global Investors

                  FIXED INCOME SHARES ("FISH") PROSPECTUS

FISH: SERIES C    This Prospectus explains what you should know about each
                  Portfolio before you invest. Please read it carefully.
FISH: SERIES M
FISH: SERIES R    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
(EACH A           DISAPPROVED THESE SECURITIES, OR DETERMINED IF THIS PROSPECTUS
"PORTFOLIO")      IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY
                  IS A CRIMINAL OFFENSE.

March 1, 2006

2 FISH: Series C, FISH: Series M and FISH: Series R

                  RISK/RETURN SUMMARY

                  The following summaries identify the investment objective, principal investments and strategies, principal risks,
                  performance information and fees and expenses of each
                  Portfolio. A more detailed "Summary of Principal Risks"
                  describing principal risks of investing in a Portfolio begins on p. 11. Investors should be aware that the investments made by a Portfolio and the results achieved by a Portfolio are not expected to be the same as those made by other mutual funds managed by each Portfolio's investment adviser, Allianz Global
                  Investors Fund Management LLC (the "Manager") or, each
                  Portfolio's sub-adviser, PIMCO, including mutual funds with investment objectives and policies similar to those of the
                  Portfolios.

                  IT IS POSSIBLE TO LOSE MONEY ON INVESTMENTS IN A PORTFOLIO. An
                  investment in a Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance
                  Corporation or any other government agency.

                                                                    Prospectus 3

                  FISH: SERIES C

------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL         INVESTMENT OBJECTIVE                      CREDIT QUALITY                      DIVIDEND FREQUENCY
INVESTMENTS AND   Seeks maximum total return, consistent    B to Aaa; maximum 50% below Baa     Declared daily and distributed
STRATEGIES        with preservation of capital and                                              monthly (Dividends are paid in cash)
                  prudent investment management             AVERAGE PORTFOLIO DURATION
                                                            Varies
                  PORTFOLIO FOCUS
                  Intermediate maturity fixed income
                  securities

                  FISH: Series C seeks to achieve its investment objective by normally investing substantially all (and at least 80%) of its net assets (plus the amount of any borrowing for investment purposes) in a portfolio of U.S. and foreign fixed income
                  instruments of the following types:

                  o  corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial
                     paper;

                  o  inflation-indexed bonds issued by corporations;

                  o  structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations;

                  o  delayed funding loans and revolving credit facilities;

                  o  bank certificates of deposit, fixed time deposits and
                     bankers' acceptances;

                  o  repurchase agreements and reverse repurchase agreements;

                  o  debt securities issued by states or local governments and their agencies, authorities and other instrumentalities;

                  o  obligations of non-U.S. governments and their subdivisions, agencies and government sponsored enterprises;

                  o  obligations of international agencies or supranational
                     entities;

                  o  obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities;

                  o  mortgage-related and other asset-backed securities; and

                  o  derivative instruments that have economic characteristics similar to the securities referenced above.

                  The Portfolio may invest up to 50% of its assets in high yield securities ("junk bonds") rated B or higher by Standard &
                  Poor's Ratings Service ("S&P") or Moody's Investors Service,
                  Inc. ("Moody's") or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest its assets in securities denominated in foreign currencies; however, the
                  Portfolio will normally hedge at least 75% of its exposure to
                  non-U.S. currency to reduce the risk of loss due to
                  fluctuations in currency exchange rates. There is no assurance that these hedging strategies will be successful. The
                  Portfolio may invest up to 15% of its assets in securities of issuers that economically are tied to countries with
                  developing (or "emerging market") securities markets.

                  The Portfolio may invest up to 55% of its assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Mortgage-related and other asset-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to this
                  limitation, but are subject to the 30% limitation set forth below.

                  The Portfolio may invest up to 30% of its assets in
                  mortgage-related and other asset-backed securities, including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Certain of these securities issued by U.S. Government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

                  The Portfolio may invest in instruments of any maturity. The average portfolio duration of the Portfolio is expected to vary and may range anywhere from relatively short (e.g., less than two years) to relatively long (e.g., more than ten years)
                  based on PIMCO's forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.
                  Similarly, a portfolio with a longer average portfolio
                  duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

                  The Portfolio may invest all of its assets in derivative
                  instruments, such as options, futures contracts or swap
                  agreements, which may relate to fixed income securities,
                  interest rates, currencies or currency exchange rates,
                  commodities, real estate and other assets, and related
                  indicies. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn
                  income. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily
                  invests by entering into a series of purchase and sale
                  contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the
                  Portfolio consists of income earned on its investments, plus capital appreciation, if any, which generally arises from
                  decreases in interest rates or improving credit fundamentals for a particular sector or security.

                  The Portfolio will not change its policy to invest at least
                  80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income instruments unless the
                  Portfolio provides shareholders with the notice required by
                  Rule 35d-1 under the Investment Company Act of 1940 (the "1940
                  Act"), as it may be amended or interpreted by the Securities and Exchange Commission (the "SEC") from time to time.

4 FISH: Series C, FISH: Series M and FISH: Series R

                  FISH: SERIES C CONTINUED

--------------------------------------------------------------------------------

PRINCIPAL RISKS   Among the principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

                  o  Interest Rate Risk

                  o  Credit Risk

                  o  Market Risk

                  o  Foreign (non-U.S.)
                     Investment Risk

                  o  Emerging Markets Risk

                  o  Derivatives Risk

                  o  Liquidity Risk

                  o  Management Risk

                  o  Mortgage Risk

                  o  Issuer Non-Diversification Risk

                  o  Currency Risk

                  o  Leveraging Risk

                  o  Issuer Risk

                  o  High Yield Risk

                  Please see "Summary of Principal Risks" for a description of these and other risks of investing in the Portfolio.

--------------------------------------------------------------------------------

PERFORMANCE       Below is summary performance information for the Portfolio in
INFORMATION       a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio's average annual returns compare with the returns of a broad-based securities market index. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the
                  Portfolio will perform in the future.

                        After-tax returns are calculated using the highest
                  historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual
                  after-tax returns depend on an investor's tax situation and may differ from these returns shown, and after-tax returns shown are not relevant to investors who hold their shares
                  through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return
                  after taxes may exceed the return before taxes due to an
                  assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.

                  CALENDAR YEAR TOTAL RETURNS

                                           [BAR CHART]

                       2001        2002        2003        2004        2005
                      14.31%       8.13%      13.31%       8.78%       4.78%

                  AVERAGE ANNUAL TOTAL RETURNS                                                                       Since Inception
                  (for periods ended 12/31/05)                                                    1 Year(2)  5 Year     (3/17/00)
                  ------------------------------------------------------------------------------------------------------------------

                  FISH: Series C return before taxes                                                  4.78%   9.94%      10.58%
                  ------------------------------------------------------------------------------------------------------------------
                  FISH: Series C return after taxes on distributions                                  2.50%   7.05%       7.59%
                  ------------------------------------------------------------------------------------------------------------------
                  FISH: Series C return after taxes on distributions and sale of Portfolio shares     3.09%   6.79%       7.29%
                  ------------------------------------------------------------------------------------------------------------------
                  Lehman Intermediate U.S. Credit Index(1)                                            1.42%   6.40%       6.98%
                  ------------------------------------------------------------------------------------------------------------------

                  (1)The Lehman Intermediate U.S. Credit Index is an unmanaged index of publicly issued U.S. corporate and specified foreign debentures and secured notes with intermediate maturities
                  ranging from 1 to 10 years. Securities must also meet specific liquidity and quality requirements. It is not possible to
                  invest directly in an unmanaged index. The index does not
                  reflect deductions for fees, expenses or taxes.

                  (2) One year returns are not an average.

                  HIGHEST AND LOWEST QUARTER RETURNS
                  (for periods shown in bar chart)
                  -----------------------------------------------
                  Highest (10/1/02-12/31/02)               7.81%
                  -----------------------------------------------
                  Lowest (4/1/04-6/30/04)                 (3.56%)

--------------------------------------------------------------------------------

FEES AND          These tables describe the fees and expenses you may pay if you
EXPENSES          buy and hold shares of the Portfolio:(1)
OF THE PORTFOLIO

                  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                   Maximum Sales Charge (Load) Imposed on           Maximum Contingent Deferred Sales Charge (Load)
                                   Purchases (as a percentage of offering price)   (as a percentage of original purchase price)
                  ------------------------------------------------------------------------------------------------------------------

                  FISH: Series C   0%                                               0%
                  ------------------------------------------------------------------------------------------------------------------

                  ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE
                  DEDUCTED FROM PORTFOLIO ASSETS)

                                                    Distribution                 Total Annual         Fee Waiver/
                                                    and/or Service   Other       Portfolio            Expense            Net
                                   Advisory Fees*   (12b-1) Fees     Expenses*   Operating Expenses   Reimbursements**   Expenses
                  ------------------------------------------------------------------------------------------------------------------

                  FISH: Series C   0.25%            0%               0.07%*      0.32%                0.32%              0%
                  ------------------------------------------------------------------------------------------------------------------

                  * The amount under "Advisory Fees" reflects the approximate portion of the "wrap fee" attributable to the management of the Portfolio (not the management of the entire "wrap-fee"
                  program), and the amount under "Other Expenses" reflects the approximate amount of operating expenses of the Portfolio
                  which are paid for by the Manager or its affiliates. See Note
                  1 below.

                  ** The Manager has agreed irrevocably to waive all fees and pay or reimburse all expenses of the Portfolio, except
                  extraordinary expenses.

                  EXAMPLES: The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the shares of the Portfolio for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your
                  investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio's
                  operating examples remain the same. Although your actual costs may be higher or lower, the Examples show what your costs
                  would be based on these assumptions.

                  Example: With or without redemption at the end of each period

                                   YEAR 1     YEAR 3      YEAR 5      YEAR 10
                  --------------------------------------------------------------
                  FISH: Series C   $0         $0          $0          $0
                  --------------------------------------------------------------

                  (1) The tables show net expenses of the Portfolio as 0%,
                      reflecting the fact that the Manager or its affiliates are absorbing all expenses of operating the Portfolio, and the
                      Manager and PIMCO do not charge any fees to the Portfolio
                      (which may be viewed as an effective waiver). You should
                      be aware, however, that the Portfolio is an integral part
                      of "wrap-fee" programs, including those sponsored by
                      investment advisers and broker-dealers unaffiliated with
                      the Portfolio, the Manager or PIMCO. Participants in these programs pay a "wrap" fee to the sponsor of the program.
                      You should read carefully the wrap-fee brochure provided
                      to you by the sponsor or your investment adviser. The
                      brochure is required to include information about the fees charged to you by the sponsor and the fees paid by the
                      sponsor to PIMCO and its affiliates. You pay no additional fees or expenses to purchase shares of the Portfolio.

                                                                    Prospectus 5

                  FISH: SERIES M

------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL         INVESTMENT OBJECTIVE                             CREDIT QUALITY                    DIVIDEND FREQUENCY
INVESTMENTS AND   Seeks maximum total return, consistent with      B to Aaa; maximum 50% below Baa   Declared daily and distributed
STRATEGIES        preservation of capital and prudent investment                                     monthly (Dividends are paid in
                  management                                       AVERAGE PORTFOLIO DURATION        cash)
                                                                   Varies
                  PORTFOLIO FOCUS
                  Intermediate maturity mortgage-backed
                  securities

                  FISH: Series M seeks to achieve its investment objective by normally investing substantially all (and at least 80%) of its net assets (plus the amount of any borrowing for investment purposes) in a portfolio of fixed income instruments comprised of mortgage- and other asset-backed securities, including:

                  o  mortgage pass-through securities;

                  o  collateralized mortgage obligations;

                  o  commercial mortgage-backed securities;

                  o  mortgage dollar rolls;

                  o  stripped mortgage-backed securities;

                  o  debt securities issued by states or local governments and their agencies, authorities and other instrumentalities;

                  o  bank certificates of deposit, fixed time deposits and
                     bankers' acceptances;

                  o  other securities that directly or indirectly represent a participation in, or are secured by and payable from,
                     mortgage loans on real property; and

                  o  derivative instruments that have economic characteristics similar to the securities referenced above.

                  The Portfolio may invest in instruments of any maturity. The average portfolio duration of the Portfolio is expected to vary and may range anywhere from relatively short (e.g., less than two years) to relatively long (e.g., more than ten years)
                  based on PIMCO's forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.
                  Similarly, a portfolio with a longer average portfolio
                  duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

                  The Portfolio may invest without limit in securities issued or guaranteed by the U.S. Government, its agencies or
                  instrumentalities. Certain of these securities issued by U.S.
                  Government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

                  The Portfolio may invest up to 50% of its assets in high yield mortgage-backed securities ("junk bonds"), including
                  commercial mortgage-backed securities, rated B or higher by
                  S&P or Moody's or, if unrated, determined by PIMCO to be of comparable quality.

                  The Portfolio may invest all of its assets in derivative
                  instruments, such as options, futures contracts or swap
                  agreements, which may relate to fixed income securities,
                  interest rates, commodities, real estate and other assets, and related indicies. The Portfolio may invest without limit in mortgage- or asset-backed securities. The Portfolio may lend its portfolio securities to brokers, dealers and other
                  financial institutions to earn income. The Portfolio may,
                  without limitation, seek to obtain market exposure to the
                  securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other
                  investment techniques (such as buy backs or dollar rolls). The
                  "total return" sought by the Portfolio consists of income
                  earned on its investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or
                  security.

                  The Portfolio will not change its policy to invest at least
                  80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income instruments unless the
                  Portfolio provides shareholders with the notice required by
                  Rule 35d-1 under the 1940 Act, as it may be amended or
                  interpreted by the SEC from time to time.

6 FISH: Series C, FISH: Series M and FISH: Series R

                  FISH: SERIES M CONTINUED

PRINCIPAL RISKS   Among the principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are:

                     o  Mortgage Risk

                     o  Interest Rate Risk

                     o  Credit Risk

                     o  Market Risk

                     o  Derivatives Risk

                     o  Liquidity Risk

                     o  Management Risk

                     o  Issuer Non-Diversification Risk

                     o  Leveraging Risk

                     o  Issuer Risk

                     o  High Yield Risk

                  Please see "Summary of Principal Risks" for a description of these and other risks of investing in the Portfolio.

--------------------------------------------------------------------------------

PERFORMANCE       Below is summary performance information for the Portfolio in
INFORMATION       a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio's average annual returns compare with the returns of a broad-based securities market index. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the
                  Portfolio will perform in the future.

                        After-tax returns are calculated using the highest
                  historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual
                  after-tax returns depend on an investor's tax situation and may differ from these returns shown, and after-tax returns shown are not relevant to investors who hold their shares
                  through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return
                  after taxes may exceed the return before taxes due to an
                  assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.

                  CALENDAR YEAR TOTAL RETURNS

                                           [BAR GRAPH]

                      2001          2002      2003          2004          2005
                     11.22%        15.79%     7.03%         6.83%         3.55%

                  AVERAGE ANNUAL TOTAL RETURNS                                                                       Since Inception
                  (for periods ended 12/31/05)                                                    1 Year(2)  5 Year    (3/17/00)
                  ------------------------------------------------------------------------------------------------------------------

                  FISH: Series M return before taxes                                                  3.55%   8.80%      10.03%
                  ------------------------------------------------------------------------------------------------------------------
                  FISH: Series M return after taxes on distributions                                  1.98%   5.95%       7.01%
                  ------------------------------------------------------------------------------------------------------------------
                  FISH: Series M return after taxes on distributions and sale of Portfolio shares     2.30%   5.81%       6.77%
                  ------------------------------------------------------------------------------------------------------------------
                  Lehman Fixed Rate Mortgage-Backed                                                   2.62%   5.43%       6.40%
                  Securities Index (1)
                  ------------------------------------------------------------------------------------------------------------------

                  (1)The Lehman Fixed Rate Mortgage-Backed Securities Index is
                  an unmanaged index of mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac
                  (FHLMC). It is not possible to invest directly in an unmanaged index. The index does not reflect deductions for fees,
                  expenses or taxes.

                  (2) One year returns are not an average.

                  HIGHEST AND LOWEST QUARTER RETURNS
                  (for periods shown in bar chart)
                  ----------------------------------------------
                  Highest (7/1/01-9/30/01)                6.72%
                  ----------------------------------------------
                  Lowest (4/1/04-6/30/04)                (1.92)%

--------------------------------------------------------------------------------

FEES AND          These tables describe the fees and expenses you may pay if you
EXPENSES OF THE   buy and hold shares of the Portfolio:(1)
PORTFOLIO

                  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                   Maximum Sales Charge (Load) Imposed               Maximum Contingent Deferred Sales Charge (Load)
                                   on Purchases (as a percentage of offering price)  (as a percentage of original purchase price)
------------------------------------------------------------------------------------------------------------------------------------

                  FISH: Series M   0%                                                0%
------------------------------------------------------------------------------------------------------------------------------------

                  ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE
                  DEDUCTED FROM PORTFOLIO ASSETS)

                                                    Distribution                 Total Annual         Fee Waiver/
                                                    and/or Service   Other       Portfolio            Expense            Net
                                   Advisory Fees*   (12b-1) Fees     Expenses*   Operating Expenses   Reimbursements**   Expenses
                  ------------------------------------------------------------------------------------------------------------------

                  FISH: Series M   0.25%            0%               0.07%*      0.32%                0.32%              0%
                  ------------------------------------------------------------------------------------------------------------------

                  * The amount under "Advisory Fees" reflects the approximate portion of the "wrap fee" attributable to the management of the Portfolio (not the management of the entire "wrap-fee"
                  program), and the amount under "Other Expenses" reflects the approximate amount of operating expenses of the Portfolio
                  which are paid for by the Manager or its affiliates. See Note
                  1 below.

                  ** The Manager has agreed irrevocably to waive all fees and pay or reimburse all expenses of the Portfolio, except
                  extraordinary expenses.

                  EXAMPLES: The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the shares of the Portfolio for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your
                  investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio's
                  operating examples remain the same. Although your actual costs may be higher or lower, the Examples show what your costs
                  would be based on these assumptions.

                  Example: With or without redemption at the end of each period

                                      YEAR 1   YEAR 3     YEAR 5    YEAR 10
                  --------------------------------------------------------------
                  FISH: Series M      $0       $0         $0        $0
                  --------------------------------------------------------------

                  (1) The tables show net expenses of the Portfolio as 0%,
                      reflecting the fact that the Manager or its affiliates are absorbing all expenses of operating the Portfolio, and the
                      Manager and PIMCO do not charge any fees to the Portfolio
                      (which may be viewed as an effective waiver). You should
                      be aware, however, that the Portfolio is an integral part
                      of "wrap-fee" programs, including those sponsored by
                      investment advisers and broker-dealers unaffiliated with
                      the Portfolio, the Manager or PIMCO. Participants in these programs pay a "wrap" fee to the sponsor of the program.
                      You should read carefully the wrap-fee brochure provided
                      to you by the sponsor or your investment adviser. The
                      brochure is required to include information about the fees charged to you by the sponsor and the fees paid by the
                      sponsor to PIMCO and its affiliates. You pay no additional fees or expenses to purchase shares of the Portfolio.

                                                                    Prospectus 7

                  FISH: SERIES R

------------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL         INVESTMENT OBJECTIVE                             CREDIT QUALITY                    DIVIDEND FREQUENCY
INVESTMENTS AND   Seeks maximum real return, consistent with       B to Aaa; maximum 20% below Baa   Declared daily and distributed
STRATEGIES        preservation of real capital and prudent                                           monthly (Dividends are paid in
                  investment management                            AVERAGE PORTFOLIO DURATION        cash)
                                                                   Varies

                  PORTFOLIO FOCUS
                  Inflation-indexed fixed income securities

                  FISH: Series R seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a
                  portfolio of U.S. and foreign fixed income instruments. The
                  Portfolio may invest in a variety of fixed income securities and related instruments, including (but not limited to):

                  o  inflation-indexed bonds issued by both U.S. and non-U.S.
                     governments and corporations, including Treasury Inflation
                     Protected Securities (TIPS);

                  o  corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial
                     paper;

                  o  obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities;

                  o  obligations of non-U.S. governments or their subdivisions, agencies and government sponsored enterprises;

                  o  obligations of international agencies or supranational
                     entities;

                  o  debt securities issued by states or local governments and their agencies, authorities and other instrumentalities;

                  o  mortgage-related and other asset-backed securities;

                  o  floating and variable rate debt instruments;

                  o  structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations;

                  o  delayed funding loans and revolving credit facilities;

                  o  bank certificates of deposit, fixed time deposits and
                     bankers' acceptances;

                  o  repurchase agreements and reverse repurchase agreements;
                     and

                  o  derivative instruments that have economic characteristics similar to the securities referenced above.

                  In pursuing its investment objective of real return, the
                  Portfolio ordinarily expects to invest a substantial portion of its assets in inflation-indexed bonds of various maturities issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. "Real return" equals
                  total return less the estimated cost of inflation, which is typically measured by the change in an official inflation
                  measure. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.
                  The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official
                  inflation measure. The U.S. Treasury uses the non-seasonally adjusted Consumer Price Index for All Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable
                  inflation index, calculated by that government. Certain
                  securities issued by U.S. Government-sponsored entities may not be backed by the full faith and credit of the U.S.
                  Government.

                  The Portfolio invests primarily in investment grade
                  securities, but may invest up to 20% of its assets in high yield securities ("junk bonds") rated B or higher by S&P or
                  Moody's, or, if unrated, determined by PIMCO to be of
                  comparable quality. The Portfolio may invest up to 50% of its assets in securities denominated in non-U.S. currencies, and may invest without limit in U.S. dollar denominated securities of foreign issuers. The Portfolio may invest up to 20% of its assets in securities of issuers that economically are tied to countries with developing (or "emerging") securities markets.
                  The Portfolio will normally hedge at least 75% of its exposure to non-U.S. currency to reduce the risk of loss due to
                  fluctuations in currency exchange rates.

8 FISH: Series C, FISH: Series M and FISH: Series R

                  FISH: SERIES R CONTINUED

--------------------------------------------------------------------------------

                  The Portfolio may invest in instruments of any maturity. The average portfolio duration of the Portfolio is expected to vary and may range anywhere from relatively short (e.g., less than two years) to relatively long (e.g., more than ten years)
                  based on PIMCO's forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.
                  Similarly, a portfolio with a longer average portfolio
                  duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

                  The Portfolio may invest all of its assets in derivative
                  instruments, such as options, futures contracts, or swap
                  agreements, which may relate to fixed income securities,
                  interest rates, currencies or currency exchange rates,
                  commodities, real estate and other assets, and related
                  indices. The Portfolio may lend its securities to brokers, dealers and other financial institutions to earn income. The
                  Portfolio may, without limitation, seek to obtain market
                  exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

                  The Portfolio will not change its policy to invest at least
                  80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income instruments unless the
                  Portfolio provides shareholders with the notice required by
                  Rule 35d-1 under the 1940 Act, as it may be amended or
                  interpreted by the SEC from time to time.

                                                                    Prospectus 9

                  FISH: SERIES R CONTINUED

--------------------------------------------------------------------------------

PRINCIPAL RISKS   Among the principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return are:

                     o  Interest Rate Risk

                     o  Credit Risk

                     o  Market Risk

                     o  Foreign (non-U.S.)

                     o  Investment Risk

                     o  Emerging Markets Risk

                     o  Derivatives Risk

                     o  Liquidity Risk

                     o  Management Risk

                     o  Mortgage Risk

                     o  Issuer Non-Diversification Risk

                     o  Currency Risk

                     o  Leveraging Risk

                     o  Issuer Risk

                     o  High Yield Risk

                  Please see "Summary of Principal Risks" for a description of these and other principal risks of investing in the Portfolio.

--------------------------------------------------------------------------------

PERFORMANCE       Below is summary performance information for the Portfolio in
INFORMATION       a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio's average annual returns compare with the returns of a broad-based securities market index. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the
                  Portfolio will perform in the future.

                        After-tax returns are calculated using the highest
                  historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual
                  after-tax returns depend on an investor's tax situation and may differ from these returns shown, and after-tax returns shown are not relevant to investors who hold their shares
                  through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return
                  after taxes may exceed the return before taxes due to an
                  assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.

                  CALENDAR YEAR TOTAL RETURNS

                                           [BAR CHART]

                  2005
                  3.05%

                  AVERAGE ANNUAL TOTAL RETURNS                                                                       Since Inception
                  (for periods ended 12/31/05)                                                         1 Year (2)       (4/15/04)
                  ------------------------------------------------------------------------------------------------------------------

                  FISH: Series R return before taxes                                                      3.05%           6.39%
                  ------------------------------------------------------------------------------------------------------------------
                  FISH: Series R return after taxes on distributions                                      1.08%           4.43%
                  ------------------------------------------------------------------------------------------------------------------
                  FISH: Series R return after taxes on distributions and sale of Portfolio shares         1.98%           4.31%
                  ------------------------------------------------------------------------------------------------------------------
                  Lehman U.S. TIPS Index(1)                                                               2.84%           6.74%
                  ------------------------------------------------------------------------------------------------------------------

                  (1)The Lehman U.S. TIPS Index is an unmanaged index comprised of all U.S. Treasury Inflation Protected Securities rated
                  investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million per amount
                  outstanding. It is not possible to directly invest in the
                  index. The index does not reflect deduction for fees, expenses or taxes.

                  (2) One year returns are not an average.

                  HIGHEST AND LOWEST QUARTER RETURNS
                  (for periods shown in bar chart)
                  ----------------------------------------------
                  Highest (07/01/04-9/30/04)              3.97%
                  ----------------------------------------------
                  Lowest (10/01/05-12/31/05)             (0.20%)

--------------------------------------------------------------------------------

FEES AND          These tables describe the fees and expenses you may pay if you
EXPENSES          buy and hold shares of the Portfolio:(1)
OF THE PORTFOLIO

                  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                   Maximum Sales Charge (Load) Imposed               Maximum Contingent Deferred Sales Charge (Load)
                                   on Purchases (as a percentage of offering price)  (as a percentage of original purchase price)
                  ------------------------------------------------------------------------------------------------------------------

                  FISH: Series R   0%                                                0%
                  ------------------------------------------------------------------------------------------------------------------

                  ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE
                  DEDUCTED FROM PORTFOLIO ASSETS)

                  ------------------------------------------------------------------------------------------------------------------
                                                    Distribution                 Total Annual         Fee Waiver/
                                                    and/or Service   Other       Portfolio            Expense            Net
                                   Advisory Fees*   (12b-1) Fees     Expenses*   Operating Expenses   Reimbursements**   Expenses
                  ------------------------------------------------------------------------------------------------------------------

                  FISH: Series R   0.25%            0%               0.07%       0.32%                0.32%              0%
                  ------------------------------------------------------------------------------------------------------------------

                  * The amount under "Advisory Fees" reflects the approximate portion of the "wrap fee" attributable to the management of the Portfolio (not the management of the entire "wrap-fee"
                  program), and the amount under "Other Expenses" reflects the approximate amount of operating expenses of the Portfolio
                  which are paid for by the Manager or its affiliates. See Note
                  1 below.

                  ** The Manager has agreed irrevocably to waive all fees and pay or reimburse all expenses of the Portfolio, except
                  extraordinary expenses.

                  EXAMPLES: The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the shares of the Portfolio for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your
                  investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio's
                  operating examples remain the same. Although your actual costs may be higher or lower, the Examples show what your costs
                  would be based on these assumptions.

                  Example: With or without redemption at the end of each period

                                   YEAR 1     YEAR 3      YEAR 5      YEAR 10
                  --------------------------------------------------------------
                  FISH: Series R   $0         $0          $0          $0
                  --------------------------------------------------------------

                  (1) The tables show net expenses of the Portfolio as 0%,
                      reflecting the fact that the Manager or its affiliates are absorbing all expenses of operating the Portfolio, and the
                      Manager and PIMCO do not charge any fees to the Portfolio
                      (which may be viewed as an effective waiver). You should
                      be aware, however, that the Portfolio is an integral part
                      of "wrap-fee" programs, including those sponsored by
                      investment advisers and broker-dealers unaffiliated with
                      the Portfolio, the Manager or PIMCO. Participants in these programs pay a "wrap" fee to the sponsor of the program.
                      You should read carefully the wrap-fee brochure provided
                      to you by the sponsor or your investment adviser. The
                      brochure is required to include information about the fees charged to you by the sponsor and the fees paid by the
                      sponsor to PIMCO and its affiliates. You pay no additional fees or expenses to purchase shares of the Portfolio.

10 FISH: Series C, FISH: Series M and FISH: Series R

                         SUMMARY OF PRINCIPAL RISKS

                         The value of your investment in a Portfolio changes
                         with the values of that Portfolio's investments. Many
                         factors can affect those values. The factors that are
                         most likely to have a material effect on a particular
                         Portfolio's portfolio as a whole are called "principal
                         risks." The principal risks of each Portfolio are
                         identified in the Portfolio Summaries and are
                         summarized in this section. Each Portfolio may be
                         subject to additional principal risks and risks other
                         than those described below because the types of
                         investments made by a Portfolio can change over time.
                         Securities and investment techniques that appear in
                         BOLD TYPE are described in greater detail under
                         "Characteristics and Risks of Securities and Investment
                         Techniques." That section and "Investment Objectives
                         and Policies" in the Statement of Additional
                         Information also include more information about the
                         Portfolios, their investments and the related risks.
                         There is no guarantee that a Portfolio will be able to
                         achieve its investment objective. It is possible to
                         lose money by investing in each of the Portfolios.

INTEREST RATE RISK       As interest rates rise, the value of fixed income
                         securities held by a Portfolio are likely to decrease.
                         Securities with longer durations tend to be more
                         sensitive to changes in interest rates, usually making
                         them more volatile than securities with shorter
                         durations. Some investments give the issuer the option
                         to call, or redeem, these investments before their
                         maturity date. If an issuer "calls" its security during
                         a time of declining interest rates, a Portfolio might
                         have to reinvest the proceeds in an investment offering
                         a lower yield, and therefore might not benefit from any
                         increase in value as a result of declining interest
                         rates.

CREDIT RISK              A Portfolio could lose money if the issuer or guarantor
                         of a fixed income security, or the counterparty to a
                         DERIVATIVES contract, REPURCHASE AGREEMENT or LOAN OF
                         PORTFOLIO SECURITIES, is unable or unwilling to make
                         timely principal and/or interest payments, or to
                         otherwise honor its obligations. Securities are subject
                         to varying degrees of credit risk, which are often
                         reflected in CREDIT RATINGS.

HIGH YIELD RISK          Each Portfolio, through its investments in HIGH YIELD
                         SECURITIES and UNRATED SECURITIES of similar credit
                         quality (commonly known as "junk bonds"), may be
                         subject to greater levels of interest rate, credit and
                         liquidity risk than portfolios that do not invest in
                         such securities. High yield securities are considered
                         predominantly speculative with respect to the issuer's
                         continuing ability to make principal and interest
                         payments. An economic downturn or period of rising
                         interest rates could adversely affect the market for
                         high yield securities and reduce the Portfolio's
                         ability to sell its high yield securities (liquidity
                         risk). If the issuer of a security is in default with
                         respect to interest payments or principal payments, a
                         Portfolio may lose its entire investment.

MARKET RISK              The market price of securities owned by a Portfolio may
                         go up or down, sometimes rapidly or unpredictably.
                         Securities may decline in value due to factors
                         affecting securities markets generally or particular
                         industries represented in the securities markets. The
                         value of a security may decline due to general market
                         conditions which are not specifically related to a
                         particular company, such as real or perceived adverse
                         economic conditions, changes in the general outlook for
                         corporate earnings, changes in interest or currency
                         rates or adverse investor sentiment generally. They may
                         also decline due to factors which affect a particular
                         industry or industries, such as labor shortages or
                         increased production costs and competitive conditions
                         within an industry. Equity securities generally have
                         greater price volatility than fixed income securities.

ISSUER RISK              The value of a security may decline for a number of
                         reasons which directly relate to the issuer, such as
                         management performance, financial leverage and reduced
                         demand for the issuer's goods or services.

LIQUIDITY RISK           Liquidity risk exists when particular investments are
                         difficult to purchase or sell. A Portfolio's
                         investments in ILLIQUID SECURITIES may reduce the
                         return of the Portfolio because it may be unable to
                         sell such illiquid securities at an advantageous time
                         or price. Investments in FOREIGN SECURITIES,
                         DERIVATIVES or securities with substantial market
                         and/or credit risk, tend to have the greatest exposure
                         to liquidity risk.

                                                                   Prospectus 11

DERIVATIVES RISK         Each Portfolio may invest without limit in DERIVATIVES,
                         which are financial contracts whose value depends on,
                         or is derived from, the value of an underlying asset,
                         reference rate or index. The various derivative
                         instruments that the Portfolios may use are referenced
                         under "Characteristics and Risks of Securities and
                         Investment Techniques--Derivatives" in this Prospectus
                         and described in more detail under "Investment
                         Objectives and Policies" in the Statement of Additional
                         Information. The Portfolios typically use derivatives
                         as a substitute for taking a position in the underlying
                         asset and/or as part of a strategy designed to reduce
                         exposure to other risks, such as interest rate or
                         currency risk. The Portfolios may also use derivatives
                         for leverage, in which case their use would involve
                         leveraging risk. A Portfolio's use of derivative
                         instruments involves risks different from, or possibly
                         greater than, the risks associated with investing
                         directly in securities and other traditional
                         investments. Derivatives are subject to a number of
                         risks described elsewhere in this section, such as
                         liquidity risk, interest rate risk, market risk, credit
                         risk and management risk. They also involve the risk of
                         mispricing or improper valuation, the risk of ambiguous
                         documentation and the risk that changes in the value of
                         the derivative may not correlate perfectly with the
                         underlying asset, rate or index. When investing in a
                         derivative instrument, a Portfolio could lose more than
                         the principal amount invested. Also, suitable
                         derivative transactions may not be available in all
                         circumstances and there can be no assurance that a
                         Portfolio will engage in these transactions to reduce
                         exposure to other risks when that would be beneficial.
                         In addition, a Portfolio's use of derivatives may
                         increase the taxes payable by shareholders.

                         The Portfolios may invest in commodity-linked
                         derivative instruments to the extent that the
                         Portfolios' exposure to commodities through these
                         instruments is 5% or less of the Portfolios' total
                         assets at the time of investment (although the
                         Portfolios may invest directly in other
                         commodity-related investments independent of this
                         restriction). The Portfolios' investments in
                         commodity-linked derivative instruments may subject the
                         Portfolios to greater volatility than investments in
                         traditional securities. The value of commodity-linked
                         derivative instruments may be affected by changes in
                         overall market movements, commodity index volatility,
                         changes in interest rates, or factors affecting a
                         particular industry or commodity, such as drought,
                         floods, weather, livestock disease, embargoes, tariffs
                         and international economic, political and regulatory
                         developments.

                         The Portfolios may invest in real-estate linked
                         derivative instruments to the extent that a Portfolio's
                         exposure to real estate through these instruments is 5%
                         or less of the Portfolios' total assets at the time of
                         investment (although the Portfolio may invest directly
                         in other real estate-related investments independent of
                         this restriction). To the extent the Portfolios invest
                         in real estate-linked derivative instruments, they are
                         subject to risks similar to those associated with
                         direct ownership of real estate, including losses from
                         casualty or condemnation, and changes in local and
                         general economic conditions, supply and demand,
                         interest rates, zoning laws, regulatory limitations on
                         rents, property taxes and operating expenses.

MORTGAGE RISK            Because the Portfolios may purchase MORTGAGE-RELATED
                         SECURITIES, they are subject to certain additional
                         risks. Rising interest rates tend to extend the
                         duration of mortgage-related securities, making them
                         more sensitive to changes in interest rates. As a
                         result, when holding mortgage-related securities in a
                         period of rising interest rates, a Portfolio may
                         exhibit additional volatility. This is known as
                         extension risk. In addition, mortgage-related
                         securities are subject to prepayment risk. When
                         interest rates decline, borrowers may pay off their
                         mortgages sooner than expected. This can reduce the
                         returns of a Portfolio because it will have to reinvest
                         that money at the lower prevailing interest rates.
                         FISH: Series M is particularly sensitive to mortgage
                         risk because the Portfolio normally invests
                         substantially in mortgage-related securities.

FOREIGN (NON-U.S.)       The Portfolios, which may invest in FOREIGN SECURITIES,
INVESTMENT RISK          may experience more rapid and extreme changes in value
                         than a portfolio that invests exclusively in securities
                         of U.S. issuers or securities that trade exclusively in
                         U.S. currencies. The securities markets of many foreign
                         countries are relatively small, with a limited number
                         of companies representing a small number of industries.
                         Additionally, issuers of foreign securities are usually
                         not subject to the same degree of regulation as U.S.
                         issuers. Reporting, accounting and auditing standards
                         of foreign countries differ, in some cases
                         significantly, from U.S. standards. Also,
                         nationalization, expropriation or confiscatory
                         taxation, currency blockage, political changes or
                         diplomatic developments could adversely affect the
                         Portfolio's investments in a foreign country. In the
                         event of nationalization, expropriation or other
                         confiscation, the Portfolio could lose its entire
                         investment in foreign securities. Adverse conditions in
                         a certain region can adversely affect securities of
                         other countries whose economies appear to be unrelated.
                         To the extent that a Portfolio invests a significant
                         portion of its assets in a concentrated geographic area
                         like Eastern Europe or Asia, the Portfolio will
                         generally have more exposure to regional economic risks
                         associated with foreign investments. In addition,
                         special U.S. tax considerations may apply to a
                         Portfolio's investments in foreign securities.

12 FISH: Series C, FISH: Series M and FISH: Series R

EMERGING MARKETS         Foreign investment risk may be particularly high to the
RISK                     extent that a Portfolio invests in EMERGING MARKET
                         SECURITIES of issuers that economically are tied to
                         countries with developing securities markets. These
                         securities may present market, credit, currency,
                         liquidity, legal, political and other risks different
                         from, or greater than, the risks of investing in
                         developed foreign countries.

CURRENCY RISK            Because the Portfolios may invest directly in FOREIGN
                         (NON-U.S.) CURRENCIES or in securities that trade in,
                         and receive revenues in, foreign (non-U.S.) currencies,
                         they are subject to the risk that those currencies will
                         decline in value relative to the U.S. Dollar, or, in
                         the case of hedging positions, that the U.S. Dollar
                         will decline in value relative to the currency being
                         hedged. Currency rates in foreign countries may
                         fluctuate significantly over short periods of time for
                         a number of reasons, including changes in interest
                         rates, intervention (or the failure to intervene) by
                         U.S. or foreign governments, central banks or
                         supranational entities such as the International
                         Monetary Fund, and by the imposition of currency
                         controls or other political developments in the U.S. or
                         abroad. As a result, a Portfolio's investments in
                         foreign currency-denominated securities may reduce the
                         return of the Portfolio. FISH: Series C and FISH:
                         Series R will ordinarily hedge at least 75% of their
                         exposure to foreign currency to reduce these risks.

ISSUER NON-              Focusing investments in a small number of issuers
DIVERSIFICATION RISK     increases risk. Each Portfolio is "non-diversified,"
                         which means that it may invest a greater percentage of
                         its assets in the securities of a single issuer than
                         portfolios that are "diversified." Portfolios that
                         invest in a relatively small number of issuers are more
                         susceptible to risks associated with a single economic,
                         political or regulatory occurrence than a more
                         diversified portfolio might be. Some of those issuers
                         also may present substantial credit or other risks.

LEVERAGING RISK          Each of the Portfolios may engage in transactions that
                         give rise to a form of leverage. Such transactions may
                         include, among others, REVERSE REPURCHASE AGREEMENTS,
                         LOANS OF PORTFOLIO SECURITIES, and the use of
                         WHEN-ISSUED, DELAYED DELIVERY or FORWARD COMMITMENT
                         TRANSACTIONS. The use of DERIVATIVES may also create
                         leveraging risk. To mitigate leveraging risk, PIMCO
                         will segregate liquid assets or otherwise cover the
                         transactions that may give rise to such risk. The use
                         of leverage may cause a Portfolio to liquidate
                         portfolio positions when it may not be advantageous to
                         do so to satisfy its obligations or to meet segregation
                         requirements. Leverage, including BORROWING, will cause
                         a Portfolio to be more volatile than if the Portfolio
                         had not been leveraged. This is because leverage tends
                         to exaggerate the effect of any increase or decrease in
                         the value of securities held by a Portfolio.

SMALLER COMPANY          The general risks associated with fixed income
RISK                     securities are particularly pronounced for securities
                         issued by companies with smaller market
                         capitalizations. These companies may have limited
                         product lines, markets or financial resources or may
                         depend on a few key employees. As a result, they may be
                         subject to greater levels of credit, market and issuer
                         risk. Securities of smaller companies may trade less
                         frequently and in lesser volumes than more widely held
                         securities, and their values may fluctuate more sharply
                         than other securities. Companies with medium-sized
                         market capitalizations may have risks similar to those
                         of smaller companies.

MANAGEMENT RISK          Each Portfolio is subject to management risk because it
                         is an actively managed investment portfolio. PIMCO and
                         the portfolio management team will apply investment
                         techniques and risk analyses in making investment
                         decisions for the Portfolios, but there can be no
                         guarantee that these will produce the desired results.

                                                                   Prospectus 13

                         MANAGEMENT OF THE PORTFOLIOS

INVESTMENT ADVISER,      The Manager serves as the investment adviser to the
SUB-ADVISER AN           Portfolios. PIMCO serves as the sub-adviser to the
ADMINISTRATOR            Portfolios. Subject to the supervision of the Manager
                         and the Board of Trustees, PIMCO is responsible for
                         managing the investment activities of the Portfolios.
                         The Manager, in its role as administrator, is also
                         responsible for managing the Portfolios' business
                         affairs and other administrative matters.

                         The Manager is located at 1345 Avenue of Americas New
                         York, NY 10105. Organized in 2000, the Manager provides
                         investment management and advisory services to private
                         accounts of institutional and individual clients and a
                         family of open-end and closed-end investment company
                         clients. As of December 31, 2005, the Manager had
                         approximately $39.8 billion in assets under management.

                         PIMCO is located at 840 Newport Center Drive, Newport
                         Beach, California 92660. Organized in 1971, PIMCO
                         provides investment management and advisory services to
                         private accounts of institutional and individual
                         clients and to mutual funds. As of December 31, 2005,
                         PIMCO had approximately $594.1 billion in assets under
                         management.

ADVISORY FEES            None of the Portfolios pay any direct advisory or other
                         fees. See "Risk/Return Summary-- Fees and Expenses of
                         the Portfolio" for more information on this
                         arrangement.

INDIVIDUAL PORTFOLIO     William H. Gross, a founder of PIMCO, serves as
MANAGER                  Managing Director and Chief Investment Officer of
                         PIMCO. In his role as Chief Investment Officer, he
                         serves as the head of the Investment Committee, which
                         oversees setting investment policy decisions, including
                         duration positions, yield curve management, sector
                         rotation, credit quality and overall portfolio
                         composition, for all PIMCO portfolios and strategies,
                         including the Portfolios. The following investment
                         professionals have primary responsibility for managing
                         the Portfolios:

                         Mark R. Kiesel, an Executive Vice President and a
                         senior member of PIMCO's investment strategy and
                         portfolio management group, is primarily responsible
                         for the day-to-day management of the FISH: Series C
                         Portfolio. Mr. Kiesel has been a portfolio manager at
                         PIMCO since 1998.

                         Scott Simon, a Managing Director and head of PIMCO's
                         mortgage-backed securities team, is primarily
                         responsible for the day-to-day management of the FISH:
                         Series M Portfolio. Mr. Simon has been a Managing
                         Director of PIMCO since January 2004. Prior to that, he
                         was an Executive Vice President from January 2000. He
                         has been a Registered Representative of Allianz Global
                         Investors Distributors LLC since February 2000. Mr.
                         Simon has been a portfolio manager at PIMCO since 2000
                         and prior to that was a Senior Managing Director at
                         Bear Stearns.

                         John J. Brynjolfsson, a Managing Director of PIMCO, is
                         primarily responsible for the day-to-day management of
                         the FISH: Series R Portfolio. Mr. Brynjolfsson has been
                         a Managing Director of PIMCO since January 2003. Prior
                         to that, he served as an Executive Vice President from
                         April 2000 to December 2002, a Senior Vice President
                         from February 1999 to March 2000, and Vice President
                         from September 1991 to January 1999.

                         The Statement of Additional Information provides
                         information about each portfolio manager's
                         compensation, other accounts managed by the portfolio
                         managers and the portfolio managers' ownership of the
                         Portfolios which they manage.

DISTRIBUTOR              The Portfolios' principal underwriter is Allianz Global
                         Investors Distributors LLC (the "Distributor"), an
                         indirect subsidiary of Allianz Global Investors of
                         America L.P. ("AGI") and an affiliate of the Manager.
                         The Distributor, located at 2187 Atlantic Street,
                         Stamford, Connecticut 06902, is a broker-dealer
                         registered with the Securities and Exchange Commission.

LEGAL PROCEEDINGS        In June and September 2004, the Manager, certain of its
                         affiliates (Allianz Global Investors Distributors LLC
                         and PEA Capital LLC) and AGI, agreed to settle, without
                         admitting or denying the allegations, claims brought by
                         the Securities and Exchange Commission (the "SEC"), the
                         New Jersey Attorney General and the California Attorney
                         General alleging violations of federal and state
                         securities laws with respect to certain open-end funds
                         for which the Manager serves as investment adviser. Two
                         settlements (with the SEC and New Jersey) related to an
                         alleged "market timing" arrangement in certain open-end
                         funds sub-advised by PEA Capital. Two settlements (with
                         the SEC and California) related to the alleged use of
                         cash and fund portfolio commissions to finance
                         "shelf-space" arrangements with broker-dealers for
                         open-end funds. The Manager and its affiliates agreed
                         to pay a total of $68 million to settle the claims
                         related to market timing and $20.6 million to settle
                         the claims related to shelf space. The settling parties
                         also agreed to make certain corporate governance
                         changes. None of the settlements allege that any
                         inappropriate activity took place with respect to the
                         Portfolios.

14 FISH: Series C, FISH: Series M and FISH: Series R

                         Since February 2004, the Manager and certain of its
                         affiliates and their employees have been named as
                         defendants in a number of pending lawsuits concerning
                         "market timing," and "revenue sharing/shelf
                         space/directed brokerage," which allege the same or
                         similar conduct underlying the regulatory settlements
                         discussed above. The market timing lawsuits have been
                         consolidated in a Multi-District Litigation in the
                         United States District Court for the District of
                         Maryland, and the revenue sharing/shelf space/directed
                         brokerage lawsuits have been consolidated in the United
                         States District Court for the District of Connecticut.
                         An additional market timing lawsuit filed by the
                         Attorney General of West Virginia against a number of
                         fund companies, including the Manager and two of its
                         affiliates, has also been transferred to the
                         Multi-District Litigation in Maryland. Any potential
                         resolution of these matters may include, but not be
                         limited to, judgments or settlements for damages
                         against the Manager or its affiliates or related
                         injunctions. The Manager believes that other similar
                         lawsuits may be filed in federal or state courts in the
                         future.

                         Under Section 9(a) of the 1940 Act, if any of the
                         various regulatory proceedings or lawsuits were to
                         result in a court injunction against the Manager, AGI
                         and/or their affiliates, they and their affiliates
                         (including PIMCO) would, in the absence of exemptive
                         relief granted by the SEC, be barred from serving as an
                         investment adviser/sub-adviser or principal underwriter
                         for any registered investment company, including the
                         Portfolios. In connection with an inquiry from the SEC
                         concerning the status of the New Jersey settlement
                         referenced above with regard to any implications under
                         Section 9(a), the Manager and certain of its affiliates
                         (together, the "Applicants") have sought exemptive
                         relief from the SEC under Section 9(c) of the 1940 Act.
                         The SEC has granted the Applicants a temporary
                         exemption from the provisions of Section 9(a) with
                         respect to the New Jersey settlement until the earlier
                         of (i) September 13, 2006 and (ii) the date on which
                         the SEC takes final action on their application for a
                         permanent exemptive order. There is no assurance that
                         the SEC will issue a permanent order. If a court
                         injunction were to issue against the Manager or the
                         Affiliates with respect to any of the other matters
                         referenced above, the Manager or the affiliates would,
                         in turn, seek similar exemptive relief under Section
                         9(c) with respect to that matter, although there is no
                         assurance that such exemptive relief would be granted.

                         The foregoing speaks only as of the date of this
                         prospectus.

                         PURCHASES AND REDEMPTIONS

ELIGIBLE INVESTORS       Shares of the Portfolios may be purchased only by or on
                         behalf of "wrap" account clients where Allianz Global
                         Investors Managed Accounts LLC (the "Wrap Program
                         Adviser") has an agreement to serve as investment
                         adviser or sub-adviser to the account with the wrap
                         program sponsor (typically a registered investment
                         adviser or broker-dealer) or directly with the client.
                         The Wrap Program Adviser is an affiliate of the Manager
                         and PIMCO.

                         The Portfolios intend to redeem shares held by or on
                         behalf of a shareholder who ceases to be an eligible
                         investor as described above and each investor, by
                         purchasing shares, agrees to any such redemption. Best
                         efforts will be made to provide the applicable wrap
                         program sponsor with advance notice of any such
                         redemption on behalf of the client.

CALCULATION OF SHARE     When Portfolio shares are purchased or redeemed, the
PRICE AND REDEMPTION     price that is paid or received is equal to the net
PAYMENTS                 asset value ("NAV") of the shares, without any sales
                         charges or other fees. NAVs are determined as of the
                         close of regular trading (the "NYSE Close") on the New
                         York Stock Exchange (normally, 4:00 p.m., Eastern time)
                         on each day the New York Stock Exchange is open. See
                         "How Portfolio Shares Are Priced."

                         In most cases, purchase and redemption orders are made
                         based on instructions from the Wrap Program Adviser, in
                         its capacity as investment adviser or sub-adviser to
                         the applicable wrap account, to the broker-dealer who
                         executes trades for the account. Purchase and
                         redemption orders are processed at the NAV next
                         calculated after the broker-dealer receives the order
                         on behalf of the account. Orders received by the
                         broker-dealer prior to the NYSE Close on a business day
                         will be processed at that day's NAV, even if the order
                         is received by the transfer agent after the Portfolio's
                         NAV has been calculated that day.

                         The Portfolios do not calculate NAVs or process
                         purchase or redemption orders on days when the New York
                         Stock Exchange is closed. If a purchase or redemption
                         order is made on a day when the New York Stock Exchange
                         is closed, it will be processed on the next succeeding
                         day when the New York Stock Exchange is open (at the
                         succeeding day's NAV).

OPENING AN ACCOUNT       Eligible clients or their wrap program sponsors
                         typically may open an account by submitting an executed
                         Client Agreement and mailing a copy to Allianz Global
                         Investors Managed Accounts LLC at 1345 Avenue of the
                         Americas, New York, New York 10105. A Client Agreement
                         may be obtained by calling 1-800-462-9727.

                                                                   Prospectus 15

PURCHASE AND             There are no maximum or minimum initial investment
REDEMPTION               requirements. The broker-dealer acting on behalf of an
PROCEDURES               eligible client must submit a purchase or redemption
                         order to the Portfolios' transfer agent, Boston
                         Financial Data Services, 330 West 9th Street, 4th
                         Floor, Kansas City, Missouri 64105, either directly or
                         through an appropriate clearing agency (e.g., the
                         National Securities Clearing Corporation - Fund/SERV).
                         The broker-dealer submitting an initial or subsequent
                         order to purchase Portfolio shares must arrange to have
                         federal funds wired to the transfer agent. Wiring
                         instructions may be obtained by calling 1-800-462-9727.

OTHER PURCHASE           Purchases of Portfolio shares will normally be made
INFORMATION              only in full shares, but may be made in fractional
                         shares under certain circumstances. Certificates for
                         shares will not be issued.

                         Each Portfolio reserves the right, in its sole
                         discretion, to suspend the offering of shares of the
                         Portfolio or to reject any purchase order. Each
                         Portfolio may do so in consultation with the Wrap
                         Program Adviser.

OTHER REDEMPTION         Redemption proceeds will ordinarily be sent by wire.
INFORMATION              Redemption proceeds will normally be wired within one
                         to three business days after the redemption request,
                         but may take up to seven business days. Redemption
                         proceeds on behalf of shareholders who are no longer
                         eligible to invest in the Portfolios may receive their
                         redemption proceeds by check. See "Eligible Investors"
                         above.

                         Redemptions of Portfolio shares may be suspended when
                         trading on the New York Stock Exchange is restricted or
                         during an emergency which makes it impracticable for
                         the applicable Portfolio to dispose of its securities
                         or to determine fairly the value of its net assets, or
                         during any other period as permitted by the SEC for the
                         protection of investors. Under these and other unusual
                         circumstances, a Portfolio may delay redemption
                         payments for more than seven days, as permitted by law.

                         It is highly unlikely that shares would ever be
                         redeemed in kind. However, in consideration of the best
                         interests of the remaining investors, and to the extent
                         permitted by law, each Portfolio reserves the right to
                         pay any redemption proceeds in whole or in part by a
                         distribution in kind of securities held by the
                         Portfolio in lieu of cash. When shares are redeemed in
                         kind, the investor should expect to incur transaction
                         costs upon the disposition of the securities received
                         in the distribution.

MARKET TIMING            In general, the practice of "market timing," which
POLICY                   includes short-term or excessive trading of mutual fund
                         shares and other abusive trading practices, may have a
                         detrimental effect on a mutual fund and its
                         shareholders. Depending upon various factors such as
                         the mutual fund's size and the amount of its assets
                         maintained in cash, market timing by fund shareholders
                         may interfere with the efficient management of the
                         fund's portfolio, increase transaction costs and taxes,
                         and harm the performance of the fund and its
                         shareholders. Because the Portfolios are designed to be
                         components of "wrap" accounts that also invest, at the
                         direction of the Wrap Program Adviser, in individual
                         securities and other investments, Portfolio shares may
                         be purchased or redeemed on a frequent basis for
                         rebalancing purposes or in order to invest new monies
                         (including through dividend reinvestment) or to
                         accommodate reductions in account size. The Portfolios
                         are managed in a manner that is consistent with their
                         role in the "wrap" accounts. Because all purchase and
                         redemption orders are initiated by the Wrap Program
                         Adviser, "wrap" account clients are not in a position
                         to effect purchase and redemption orders and are,
                         therefore, unable to directly trade in Portfolio
                         shares. The Board of Trustees has adopted a market
                         timing policy, pursuant to which the Distributor
                         monitors each Portfolio's trading activity and has the
                         ability to reject any purchase or redemption orders
                         that the Distributor believes would adversely affect
                         the Portfolio or its shareholders. Additionally, each
                         Portfolio reserves the right to refuse such purchase or
                         redemption orders.

PORTFOLIO HOLDINGS       A description of the Portfolios' policies and
POLICY                   procedures with respect to the disclosure of their
                         portfolio holdings is available in the Statement of
                         Additional Information.

                         HOW PORTFOLIO SHARES ARE PRICED

                         The NAV of a Portfolio's shares is determined by
                         dividing the total value of a Portfolio's investments
                         and other assets attributable to that Portfolio, less
                         any liabilities, by the total number of shares
                         outstanding of that Portfolio.

                         For purposes of calculating NAV, portfolio securities
                         and other assets for which market quotes are readily
                         available are stated at market value. Debt securities
                         are valued daily by an independent pricing service
                         approved by the Board of Trustees. Prices may be
                         obtained from independent pricing services that use
                         information provided by market makers or estimates of
                         market values obtained from yield data relating to
                         securities with similar characteristics. Market value
                         is generally determined on the basis of

16 FISH: Series C, FISH: Series M and FISH: Series R

                         last reported sales prices or, if no sales are
                         reported, based on quotes obtained from a quotation
                         reporting system, established market makers, or pricing
                         services. The market value for NASDAQ National Market
                         and Small Cap securities may also be calculated using
                         the NASDAQ Official Closing Price instead of the last
                         reported sale price. Short-term investments having a
                         maturity of 60 days or less are generally valued at
                         amortized cost. Exchange traded options, futures and
                         options on futures are valued at the settlement price
                         determined by the exchange. Other securities for which
                         market quotes are not readily available are valued at
                         fair value as determined in good faith by the Board of
                         Trustees or persons acting at their direction.

                         Investments initially valued in currencies other than
                         the U.S. dollar are converted to U.S. dollars using
                         rates obtained from pricing services. As a result, the
                         NAV of a Portfolio's shares may be affected by changes
                         in the value of currencies in relation to the U.S.
                         dollar. The value of securities traded in markets
                         outside the United States or denominated in currencies
                         other than the U.S. dollar may be affected
                         significantly on a day that the New York Stock Exchange
                         is closed and an investor is not able to purchase or
                         redeem shares.

                         Portfolio shares are valued as of the close of regular
                         trading (normally 4:00 p.m., Eastern time) (the "NYSE
                         Close") on each day that the New York Stock Exchange is
                         open. Domestic fixed income and foreign securities are
                         normally priced using data reflecting the earlier
                         closing of the principal markets for those securities.
                         Information that becomes known to the Portfolios or
                         their agents after the NAV has been calculated on a
                         particular day will not generally be used to
                         retroactively adjust the price of a security or the NAV
                         determined earlier that day.

                         If market values are not readily available, instead of
                         valuing securities in the usual manner, the Portfolios
                         may value securities at fair value as determined in
                         good faith by the Board of Trustees or persons acting
                         at their direction pursuant to procedures approved by
                         the Board of Trustees. Certain securities or
                         investments for which daily market quotations are not
                         readily available may be valued, pursuant to guidelines
                         established by the Board of Trustees, with reference to
                         other securities or indices. When fair valuing
                         securities, the Portfolios may, among other things,
                         consider significant events (which may be considered to
                         include changes in the value of U.S. securities or
                         securities indices) that occur after the close of the
                         relevant market and before the time a Portfolio's NAV
                         is calculated. With respect to certain foreign
                         securities, the Portfolios may fair value securities
                         using modeling tools provided by third-party vendors.
                         When market quotations are readily available,
                         securities prices generally are calculated based on
                         objective market data, such as the closing price on an
                         exchange. Fair value pricing may require the Fund to
                         replace these objective calculations with more
                         subjective calculations about the value of a security.

                         PORTFOLIO DISTRIBUTIONS

                         Each Portfolio distributes substantially all of its net
                         investment income to shareholders in the form of
                         dividends. You begin earning dividends on the shares
                         the day after the Portfolio receives your purchase
                         payment. Dividends are paid monthly on the last
                         business day of the month.

                         In addition, each Portfolio distributes any net capital
                         gains it earns from the sale of portfolio securities to
                         shareholders investing in the Portfolio no less
                         frequently than annually. Net short-term capital gains
                         may be paid more frequently.

                         A Portfolio's dividend and capital gain distributions
                         will be paid only in cash. Dividends and capital gains
                         will not be reinvested in additional Portfolio shares.

                         TAX CONSEQUENCES(1)

TREATMENT AS RIC         Each Portfolio intends to elect to be treated and to
                         qualify each year for taxation as a regulated
                         investment company eligible for treatment under the
                         provisions of Subchapter M of the Internal Revenue Code
                         of 1986, as amended (the "Code"). If a Portfolio so
                         qualifies and satisfies certain distribution
                         requirements, the Portfolio will not be subject to
                         federal income tax on income distributed in a timely
                         manner to its shareholders in the form of dividends or
                         capital gain distributions.

TAXES ON PORTFOLIO       A shareholder subject to U.S. federal income tax will
DISTRIBUTIONS            be subject to tax on Portfolio distributions. For
                         federal income tax purposes, Portfolio distributions
                         will be taxable to the shareholder as either ordinary
                         income or capital gains.

                         Portfolio dividends that are distributions of
                         investment income are taxable to shareholders investing
                         in the Portfolio generally as ordinary income. Federal
                         taxes on Portfolio distributions of capital gains are
                         determined by how long the Portfolio owned the
                         investments that generated the capital gains, rather
                         than how long a shareholder has owned the shares.
                         Distributions of net capital gains from investments
                         that a Portfolio owned for more than 12 months and that
                         are properly designated by a Portfolio as capital gain
                         dividends will generally be taxable to shareholders as
                         long-term capital gains. Distributions of gains from
                         investments that the

(1) This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to
Portfolio dividends and capital distributions. Please see the Statement of
Additional Information for additional information regarding the tax aspects of investing in the Portfolios.

                                                                   Prospectus 17

                         Portfolio owned for 12 months or less will generally be
                         taxable as ordinary income. For taxable years beginning
                         on or before December 31, 2008, distributions of
                         investment income designated by a Portfolio as derived
                         from "qualified dividend income" will be taxed in the
                         hands of individuals at the rates applicable to
                         long-term capital gain, provided holding period and
                         other requirements are met at both the shareholder and
                         Portfolio level. The Portfolios do not expect a
                         significant portion of Portfolio distributions to be
                         derived from qualified dividend income.

                         Portfolio distributions are taxable to shareholders
                         even if they are paid from income or gains earned by a
                         Portfolio prior to the shareholder's investment and
                         thus were included in the price paid for the shares.
                         For example, a shareholder who purchases shares on or
                         just before the record date of a Portfolio distribution
                         will pay full price for the shares and may receive a
                         portion of his or her investment back as a taxable
                         distribution.

                         Distributions received by tax-exempt shareholders
                         generally will not be subject to federal income tax.
                         Please see the Statement of Additional Information for
                         further details.

                         A Portfolio's investment in certain debt obligations
                         (including obligations issued with market discount,
                         zero-coupon bonds, pay-in-kind securities, catastrophe
                         bonds, and metal-indexed notes) may cause the Portfolio
                         to recognize taxable income in excess of the cash
                         generated by such obligations. Thus, the Portfolio
                         could be required at times to liquidate other
                         investments in order to distribute all of its net
                         income and gain annually.

                         A Portfolio's investment in foreign securities may be
                         subject to foreign withholding taxes. In that case, the
                         Portfolio's yield on these securities would be
                         decreased. Shareholders generally will not be entitled
                         to claim a credit or deduction with respect to foreign
                         taxes paid by a Portfolio. In addition, a Portfolio's
                         investment in foreign securities or foreign currencies
                         may increase or accelerate the Portfolio's recognition
                         of ordinary income and may affect the timing or amount
                         of the Portfolio's distributions.

TAXES ON SALE OR         Any gain resulting from the sale or redemption of
REDEMPTION OF SHARES     Portfolio shares will generally be subject to federal
                         income tax.

BACKUP WITHHOLDING       Each Portfolio is required to apply backup withholding
                         to certain taxable distributions including, for
                         example, distributions paid to any individual
                         shareholder who fails to properly furnish the Portfolio
                         with a correct taxpayer identification number. Under
                         current law, the backup withholding rate is 28% for
                         amounts paid in 2006. Please see the Statement of
                         Additional Information for further details about (and
                         possible changes to) the new backup withholding tax
                         rates.

NON-U.S.                 In general, dividends (other than capital gain
SHAREHOLDERS             dividends) paid to a shareholder that is not a "U.S.
                         person" within the meaning of the Code (such
                         shareholder, a "foreign person") are subject to
                         withholding of U.S. federal income tax at a rate of 30%
                         (or lower applicable treaty rate). However, under
                         recent legislation, effective for taxable years of the
                         Portfolios beginning before January 1, 2008, the
                         Portfolios generally will not be required to withhold
                         any amounts with respect to distributions of (i)
                         U.S.-source interest income that in general, would not
                         be subject to U.S. federal income tax if earned
                         directly by an individual foreign person, and (ii) net
                         short-term capital gains in excess of net long-term
                         capital losses, in each case to the extent such
                         distributions are properly designated by each
                         Portfolio.

                         The legislation modifies the tax treatment of
                         distributions from each Portfolio that are paid to a
                         foreign person and are attributable to gain from "U.S.
                         real property interests" ("USRPIs"), which the Code
                         defines to include direct holdings of U.S. real
                         property and interests (other than solely as a
                         creditor) in "U.S. real property holding corporations"
                         such as REITs. Under the legislation, which generally
                         applies to dividends paid or deemed paid on or before
                         December 31, 2007, distributions to foreign persons
                         attributable to gains from the sale or exchange of
                         USRPIs will give rise to an obligation for those
                         foreign persons to file a U.S. tax return and pay tax,
                         and may well be subject to withholding under future
                         regulations.

18 FISH: Series C, FISH: Series M and FISH: Series R

                         CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT
                         TECHNIQUES

                         This section provides additional information about some
                         of the principal investments and related risks of the
                         Portfolios described under "Risk/Return Summary" and
                         "Summary of Principal Risks" above. It also describes
                         characteristics and risks of additional securities and
                         investment techniques that may be used by the
                         Portfolios from time to time. Most of these securities
                         and investment techniques are discretionary, which
                         means that PIMCO can decide whether to use them or not.
                         This Prospectus does not attempt to disclose all of the
                         various types of securities and investment techniques
                         that may be used by the Portfolios. As with any mutual
                         fund, investors in the Portfolios rely on the
                         professional investment judgment and skill of their
                         investment advisers (PIMCO) and the individual
                         portfolio managers. Please see "Investment Objectives
                         and Policies" in the Statement of Additional
                         Information for more detailed information about the
                         securities and investment techniques described in this
                         section and about other strategies and techniques that
                         may be used by the Portfolios.

SECURITIES SELECTION     Each Portfolio seeks maximum total return, consistent
                         with preservation of capital and prudent investment
                         management. The total return sought by each Portfolio
                         consists of both income earned on investments and
                         capital appreciation, if any, arising from increases in
                         the market value of a Portfolio's holdings. Capital
                         appreciation of fixed income securities generally
                         results from decreases in market interest rates or
                         improving credit fundamentals for a particular market
                         sector or security.

                         In selecting securities for a Portfolio, PIMCO develops
                         an outlook for interest rates, currency exchange rates
                         and the economy, analyzes credit and call risks, and
                         uses other security selection techniques. The
                         proportion of a Portfolio's assets committed to
                         investment in securities with particular
                         characteristics (such as quality, sector, interest rate
                         or maturity) varies based on PIMCO's outlook for the
                         U.S. economy and the economies of other countries in
                         the world, the financial markets and other factors.

                         PIMCO attempts to identify areas of the bond market
                         that are undervalued relative to the rest of the
                         market. PIMCO identifies these areas by grouping bonds
                         into sectors such as: money markets, governments,
                         corporates, mortgages, asset-backed and international.
                         Sophisticated proprietary software then assists in
                         evaluating sectors and pricing specific securities.
                         Once investment opportunities are identified, PIMCO
                         will shift assets among sectors depending upon changes
                         in relative valuations and credit spreads.

U.S. GOVERNMENT          There is no guarantee that PIMCO's security selection
SECURITIES               techniques will produce the desired results. U.S.
                         Government Securities are obligations of, or guaranteed
                         by, the U.S. Government, its agencies or government
                         sponsored enterprises. U.S. Government Securities are
                         subject to market and interest rate risk, and may be
                         subject to varying degrees of credit risk. U.S.
                         Government Securities include zero coupon securities,
                         which tend to be subject to greater market risk than
                         interest-paying securities of similar maturities.
                         Certain U.S. Government securities issued by
                         government-sponsored enterprises (and not by the U.S.
                         Treasury), such as mortgage-backed securities issued by
                         the Federal Home Loan Mortgage Corporation (Freddie
                         Mac), the Federal National Mortgage Association (Fannie
                         Mae) and the Federal Home Loan Banks (FHLB), are not
                         backed by the full faith and credit of the U.S.
                         Government and involve additional credit risk.

CORPORATE DEBT           Corporate debt securities are subject to the risk of
SECURITIES               the issuer's inability to meet principal and interest
                         payments on the obligation and may also be subject to
                         price volatility due to such factors as interest rate
                         sensitivity, market perception of the creditworthiness
                         of the issuer and general market liquidity. When
                         interest rates rise, the value of corporate debt
                         securities can be expected to decline. Debt securities
                         with longer maturities tend to be more sensitive to
                         interest rate movements than those with shorter
                         maturities.

MORTGAGE-RELATED AND     Each of the Portfolios may invest in mortgage-related
OTHER ASSET-BACKED       securities and in other asset-backed securities. FISH:
SECURITIES               Series M invests principally in these securities, while
                         FISH: Series C may invest up to 30% of its assets in
                         these and other asset- backed securities.
                         Mortgage-related securities include mortgage
                         pass-through securities, collateralized mortgage
                         obligations ("CMOs"), commercial mortgage-backed
                         securities, mortgage dollar rolls, stripped
                         mortgage-backed securities ("SMBSs") and other
                         securities that directly or indirectly represent a
                         participation in, or are secured by and payable from,
                         mortgage loans on real property.

                                                                   Prospectus 19

                         The value of some mortgage-related and other
                         asset-backed securities may be particularly sensitive
                         to changes in prevailing interest rates. Early
                         repayment of principal on some mortgage-related
                         securities may expose a Portfolio to a lower rate of
                         return upon reinvestment of principal. When interest
                         rates rise, the value of a mortgage-related security
                         generally will decline; however, when interest rates
                         are declining, the value of mortgage-related securities
                         with prepayment features may not increase as much as
                         other fixed income securities. The rate of prepayments
                         on underlying mortgages will affect the price and
                         volatility of a mortgage-related security, and may
                         shorten or extend the effective maturity of the
                         security beyond what was anticipated at the time of
                         purchase. If unanticipated rates of prepayment on
                         underlying mortgages increase the effective maturity of
                         a mortgage-related security, the volatility of the
                         security can be expected to increase. The value of
                         these securities may fluctuate in response to the
                         market's perception of the creditworthiness of the
                         issuers. Additionally, although mortgages and
                         mortgage-related securities are generally supported by
                         some form of government or private guarantee and/or
                         insurance, there is no assurance that private
                         guarantors or insurers will meet their obligations.

                         One type of SMBS has one class receiving all of the
                         interest from the mortgage assets (the interest-only,
                         or "IO" class), while the other class will receive all
                         of the principal (the principal-only, or "PO" class).
                         The yield to maturity on an IO class is extremely
                         sensitive to the rate of principal payments (including
                         prepayments) on the underlying mortgage assets, and a
                         rapid rate of principal payments may have a material
                         adverse effect on a Portfolio's yield to maturity from
                         these securities. The FISH: Series C and FISH: Series M
                         Portfolios may not invest more than 40% of their net
                         assets and the FISH: Series R Portfolio may not invest
                         more than 20% of its net assets in any combination of
                         IO, PO, or inverse floating rate securities.

                         The Portfolios may invest in collateralized debt
                         obligations ("CDOs"), which include collateralized bond
                         obligations ("CBOs"), collateralized loan obligations
                         ("CLOs") and other similarly structured securities.
                         CBOs and CLOs are types of asset-backed securities. A
                         CBO is a trust which is backed by a diversified pool of
                         high-risk, below investment grade fixed income
                         securities. A CLO is a trust typically collateralized
                         by a pool of loans, which may include, among others,
                         domestic and foreign senior secured loans, senior
                         unsecured loans, and subordinate corporate loans,
                         including loans that may be rated below investment
                         grade or equivalent unrated loans. Each Portfolio may
                         invest in other asset-backed securities that have been
                         offered to investors.

INFLATION-INDEXED        FISH: Series R ordinarily expects to invest a
BONDS                    substantial portion of its assets in inflation-indexed
                         bonds. Inflation- indexed bonds are fixed income
                         securities whose principal value is periodically
                         adjusted according to the rate of inflation. If the
                         index measuring inflation falls, the principal value of
                         inflation-indexed bonds will be adjusted downward, and
                         consequently the interest payable on these securities
                         (calculated with respect to a smaller principal amount)
                         will be reduced. Repayment of the original bond
                         principal upon maturity (as adjusted for inflation) is
                         guaranteed in the case of a U.S. Treasury
                         inflation-indexed bonds, although the
                         inflation-adjusted principal received could be less
                         than the inflation-adjusted principal that had accrued
                         to the bond at the time of purchase. For bonds that do
                         not provide a similar guarantee, the adjusted principal
                         value of the bond repaid at maturity may be less than
                         the original principal. The value of inflation-indexed
                         bonds is expected to change in response to changes in
                         real interest rates. Real interest rates are tied to
                         the relationship between nominal interest rates and the
                         rate of inflation. If nominal interest rates increase
                         at a faster rate than inflation, real interest rates
                         may rise, leading to a decrease in value of
                         inflation-indexed bonds. Short-term increases in
                         inflation may lead to a decline in value. Any increase
                         in the principal amount of an inflation-indexed bond
                         will be considered taxable ordinary income, even though
                         investors do not receive their principal until
                         maturity.

VARIABLE AND FLOATING    Variable and floating rate securities provide for a
RATE SECURITIES          periodic adjustment in the interest rate paid on the
                         obligations. Each Portfolio may invest in floating rate
                         debt instruments ("floaters") and engage in credit
                         spread trades. While floaters provide a certain degree
                         of protection against rises in interest rates, a
                         Portfolio will participate in any declines in interest
                         rates as well. Each Portfolio may also invest in
                         inverse floating rate debt instruments ("inverse
                         floaters"). An inverse floater may exhibit greater
                         price volatility than a fixed rate obligation of
                         similar credit quality. The FISH: Series C and FISH:
                         Series M Portfolios may not invest more than 40% of
                         their net assets and the FISH: Series R Portfolio may
                         not invest more than 20% of its net assets in any
                         combination of inverse, interest-only, or
                         principal-only securities.

FOREIGN (NON-U.S.)       Investing in foreign securities involves special risks
SECURITIES               and considerations not typically associated with
                         investing in U.S securities. Shareholders should
                         consider carefully the substantial risks involved for
                         the FISH: Series C, which invests in securities issued
                         by foreign companies and governments of foreign
                         countries, and for FISH: Series R, which may invest up
                         to 50% of its assets in securities denominated in
                         non-U.S. currencies and may invest without limit in
                         U.S. dollar denominated securities of foreign issuers.
                         These risks include: differences in accounting,
                         auditing and financial reporting standards; generally
                         higher commission rates on foreign portfolio
                         transactions; the possibility of nationalization,
                         expropriation or confiscatory taxation; adverse changes
                         in investment or exchange control regulations; and
                         political instability. Individual foreign economies may
                         differ favorably or unfavorably from the U.S. economy
                         in such respects as growth of gross domestic product,
                         rates of inflation, capital reinvestment, resources,
                         self-sufficiency and balance of

20 FISH: Series C, FISH: Series M and FISH: Series R

                         payments position. The securities markets, values of
                         securities, yields and risks associated with foreign
                         securities markets may change independently of each
                         other. Also, foreign securities and dividends and
                         interest payable on those securities may be subject to
                         foreign taxes, including taxes withheld from payments
                         on those securities. Foreign securities often trade
                         with less frequency and volume than domestic securities
                         and therefore may exhibit greater price volatility.

                         Investments in foreign securities may also involve
                         higher custodial costs than domestic investments and
                         additional transaction costs with respect to foreign
                         currency conversions. Changes in foreign exchange rates
                         also will affect the value of securities denominated or
                         quoted in foreign currencies.

                         FISH: Series C and FISH: Series R also may invest in
                         sovereign debt issued by governments, their agencies or
                         instrumentalities, or other government-related
                         entities. Holders of sovereign debt may be requested to
                         participate in the rescheduling of such debt and to
                         extend further loans to governmental entities. In
                         addition, there is no bankruptcy proceeding by which
                         defaulted sovereign debt may be collected.

                         FISH: Series M may also invest in foreign (non-U.S.)
                         securities but does not currently intend to do so as a
                         principal investment strategy.

EMERGING MARKET          FISH: Series C may invest up to 15% of its assets and
SECURITIES               FISH: Series R may invest up to 20% of its assets in
                         securities of issuers that economically are tied to
                         countries with developing (or "emerging") securities
                         markets. A security is economically tied to an emerging
                         market country if it is principally traded on the
                         country's securities markets, or the issuer is
                         organized or principally operates in the country,
                         derives a majority of its income from its operations
                         within the country, or has a majority of its assets in
                         the country.

                         Investing in emerging market securities imposes risks
                         different from, or greater than, risks of investing in
                         domestic securities or in foreign, developed countries.
                         These risks include: smaller market capitalization of
                         securities markets, which may suffer periods of
                         relative illiquidity; significant price volatility;
                         restrictions on foreign investment; and possible
                         repatriation of investment income and capital. In
                         addition, foreign investors may be required to register
                         the proceeds of sales; future economic or political
                         crises could lead to price controls, forced mergers,
                         expropriation or confiscatory taxation, seizure,
                         nationalization, or creation of government monopolies.
                         The currencies of emerging market countries may
                         experience significant declines against the U.S.
                         dollar, and devaluation may occur subsequent to
                         investments in these currencies by a Portfolio.
                         Inflation and rapid fluctuations in inflation rates
                         have had, and may continue to have, negative effects on
                         the economies and securities markets of certain
                         emerging market countries. Additional risks of emerging
                         markets securities may include: greater social,
                         economic and political uncertainty and instability;
                         more substantial governmental involvement in the
                         economy; less governmental supervision and regulation;
                         unavailability of currency hedging techniques;
                         companies that are newly organized and small;
                         differences in auditing and financial reporting
                         standards, which may result in unavailability of
                         material information about issuers; and less developed
                         legal systems. In addition, emerging securities markets
                         may have different clearance and settlement procedures,
                         which may be unable to keep pace with the volume of
                         securities transactions or otherwise make it difficult
                         to engage in such transactions. Settlement problems may
                         cause a Portfolio to miss attractive investment
                         opportunities, hold a portion of its assets in cash
                         pending investment, or be delayed in disposing of a
                         portfolio security. Such a delay could result in
                         possible liability to a purchaser of the security.

                         FISH: Series C and FISH: Series R may invest in Brady
                         Bonds, which are securities created through the
                         exchange of existing commercial bank loans to sovereign
                         entities for new obligations in connection with a debt
                         restructuring. Investments in Brady Bonds may be viewed
                         as speculative. Brady Bonds acquired by a Portfolio may
                         be subject to restructuring arrangements or to requests
                         for new credit, which may cause a Portfolio to suffer a
                         loss of interest or principal on any of its holdings.

FOREIGN (NON-U.S.)       The Portfolios, which may invest directly in foreign
CURRENCIES               currencies or in securities that trade in, or receive
                         revenues in, foreign currencies, are subject to
                         currency risk. Foreign currency exchange rates may
                         fluctuate significantly over short periods of time.
                         They generally are determined by supply and demand in
                         the foreign exchange markets and the relative merits of
                         investments in different countries, actual or perceived
                         changes in interest rates and other complex factors.
                         Currency exchange rates also can be affected
                         unpredictably by intervention (or the failure to
                         intervene) by U.S. or foreign governments or central
                         banks, or by currency controls or political
                         developments. FISH: Series C and FISH: Series R will
                         each ordinarily hedge at least 75% of its exposure to
                         foreign currency to reduce these risks. See "Foreign
                         Currency Transactions."

                                                                   Prospectus 21

FOREIGN CURRENCY         The Portfolios may engage in foreign currency
TRANSACTIONS             transactions on a spot (cash) basis, and enter into
                         forward foreign currency exchange contracts and invest
                         in foreign currency futures contracts and options on
                         foreign currencies and futures. A forward foreign
                         currency exchange contract, which involves an
                         obligation to purchase or sell a specific currency at a
                         future date at a price set at the time of the contract,
                         reduces a Portfolio's exposure to changes in the value
                         of the currency it will deliver and increases its
                         exposure to changes in the value of the currency it
                         will receive for the duration of the contract. The
                         effect on the value of a Portfolio is similar to
                         selling securities denominated in one currency and
                         purchasing securities denominated in another currency.
                         A contract to sell foreign currency would limit any
                         potential gain which might be realized if the value of
                         the hedged currency increases. The Portfolios may enter
                         into these contracts to hedge against foreign exchange
                         risk, to increase exposure to a foreign currency or to
                         shift exposure to foreign currency fluctuations from
                         one currency to another. Nonetheless, suitable hedging
                         transactions may not be available in all circumstances,
                         and there can be no assurance that a Portfolio will
                         engage in such transactions at any given time or from
                         time to time. Also, such transactions may not be
                         successful and may eliminate any chance for a Portfolio
                         to benefit from favorable fluctuations in relevant
                         foreign currencies. The Portfolios may use one currency
                         (or a basket of currencies) to hedge against adverse
                         changes in the value of another currency (or basket of
                         currencies) when exchange rates between the two
                         currencies are positively correlated. The Portfolios
                         will designate assets determined to be liquid by PIMCO
                         to cover its obligations under forward foreign currency
                         exchange contracts entered into for non-hedging
                         purposes.

HIGH YIELD SECURITIES    Securities rated lower than Baa by Moody's or lower
                         than BBB by S&P, or unrated securities deemed by PIMCO
                         to be of comparable quality, are sometimes referred to
                         as "high yield" securities or "junk bonds". Investing
                         in high yield securities involves special risks in
                         addition to the risks associated with investments in
                         higher-rated fixed income securities. While offering a
                         greater potential opportunity for capital appreciation
                         and higher yields, high yield securities typically
                         entail greater potential price volatility and may be
                         less liquid than higher-rated securities. High yield
                         securities may be regarded as predominantly speculative
                         with respect to the issuer's continuing ability to meet
                         principal and interest payments. They may also be more
                         susceptible to real or perceived adverse economic and
                         competitive industry conditions than higher-rated
                         securities. Securities in the lowest investment grade
                         categories may also be considered to have speculative
                         characteristics by certain ratings agencies.

CREDIT RATINGS AND       Rating agencies are private services that provide
UNRATED SECURITIES       ratings of the credit quality of fixed income
                         securities, including convertible securities. Appendix
                         A to this Prospectus describes the various ratings
                         assigned to fixed income securities by Moody's and S&P.
                         Ratings assigned by a rating agency are not absolute
                         standards of credit quality and do not evaluate market
                         risks. Rating agencies may fail to make timely changes
                         in credit ratings, and an issuer's current financial
                         condition may be better or worse than a rating
                         indicates. A Portfolio will not necessarily sell a
                         security when its rating is reduced below its rating at
                         the time of purchase. PIMCO does not rely solely on
                         credit ratings, and develops its own analysis of issuer
                         credit quality.

                         A Portfolio may purchase unrated securities (which are
                         not rated by a rating agency) if PIMCO determines that
                         the security is of comparable quality to a rated
                         security that the Portfolio may purchase. Unrated
                         securities may be less liquid than comparable rated
                         securities and involve the risk that PIMCO may not
                         accurately evaluate the security's comparative credit
                         rating. Analysis of the creditworthiness of issuers of
                         high yield securities may be more complex than for
                         issuers of higher-quality fixed income securities. To
                         the extent that the Portfolio invests in high yield
                         and/or unrated securities, the Portfolio's success in
                         achieving its investment objective may depend more
                         heavily on the analysis of creditworthiness by PIMCO
                         than if the Portfolio invested exclusively in
                         higher-quality and rated securities.

DERIVATIVES              Each Portfolio may, but is not required to, invest some
                         or all of its assets in derivative instruments for risk
                         management purposes or as part of its investment
                         strategies. Generally, derivatives are financial
                         contracts whose value depends upon, or is derived from,
                         the value of an underlying asset, reference rate or
                         index, and may relate to stocks, fixed income
                         securities, interest rates, currencies or currency
                         exchange rates, commodities, real estate and other
                         assets, and related indicies. Examples of derivative
                         instruments include options contracts, futures
                         contracts, options on futures contracts and swap
                         agreements (including, but not limited to, credit
                         default swaps). PIMCO may decide not to employ any of
                         these strategies, and there is no assurance that any
                         derivatives strategy used by a Portfolio will succeed.
                         A description of these and other derivative instruments
                         that the Portfolios may use are described under
                         "Investment Objectives and Policies" in the Statement
                         of Additional Information.

                         A Portfolio's use of derivative instruments involves
                         risks different from, or possibly greater than, the
                         risks associated with investing directly in securities
                         and other more traditional investments. A description
                         of various risks associated with particular derivative
                         instruments is included in "Investment Objectives and
                         Policies" in the Statement of Additional Information.
                         The following provides a more general discussion of
                         important risk factors relating to all derivative
                         instruments that may be used by the Portfolios.

22 FISH: Series C, FISH: Series M and FISH: Series R

                         Management Risk Derivative products are highly
                         specialized instruments that require investment
                         techniques and risk analyses different from those
                         associated with stocks and bonds. The use of a
                         derivative requires an understanding not only of the
                         underlying instrument but also of the derivative
                         itself, without the benefit of observing the
                         performance of the derivative under all possible market
                         conditions.

                         Credit Risk The use of a derivative instrument involves
                         the risk that a loss may be sustained as a result of
                         the failure of another party to the contract (usually
                         referred to as a "counterparty") to make required
                         payments or otherwise comply with the contract's terms.
                         Additionally, credit default swaps could result in
                         losses if a Portfolio does not correctly evaluate the
                         creditworthiness of the company on which the credit
                         default swap is based.

                         Liquidity Risk Liquidity risk exists when a particular
                         derivative instrument is difficult to purchase or sell.
                         If a derivative transaction is particularly large or if
                         the relevant market is illiquid (as is the case with
                         many privately negotiated derivatives), it may not be
                         possible to initiate a transaction or liquidate a
                         position at an advantageous time or price.

                         Leverage Risk Because many derivatives have a leverage
                         component, adverse changes in the value or level of the
                         underlying asset, reference rate or index can result in
                         a loss substantially greater than the amount invested
                         in the derivative itself. Certain derivatives have the
                         potential for unlimited loss, regardless of the size of
                         the initial investment. When a Portfolio uses
                         derivatives for leverage, investments in that Portfolio
                         will tend to be more volatile, resulting in larger
                         gains or losses in response to market changes. To limit
                         leverage risk, each Portfolio will segregate assets
                         determined to be liquid by PIMCO in accordance with
                         procedures established by the Board of Trustees (or, as
                         permitted by applicable regulation, enter into certain
                         offsetting positions) to cover its obligations under
                         derivative instruments.

                         Lack of Availability Because the markets for certain
                         derivative instruments (including markets located in
                         foreign countries) are relatively new and still
                         developing, suitable derivatives transactions may not
                         be available in all circumstances for risk management
                         or other purposes. There is no assurance that a
                         Portfolio will engage in derivatives transactions at
                         any time or from time to time. A Portfolio's ability to
                         use derivatives may also be limited by certain
                         regulatory and tax considerations.

                         Market and Other Risks Like most other investments,
                         derivative instruments are subject to the risk that the
                         market value of the instrument will change in a way
                         detrimental to a Portfolio's interest. If PIMCO
                         incorrectly forecasts the values of securities,
                         currencies or interest rates or other economic factors
                         in using derivatives for a Portfolio, the Portfolio
                         might have been in a better position if it had not
                         entered into the transaction at all. While some
                         strategies involving derivative instruments can reduce
                         the risk of loss, they can also reduce the opportunity
                         for gain or even result in losses by offsetting
                         favorable price movements in other Portfolio
                         investments. A Portfolio may also have to buy or sell a
                         security at a disadvantageous time or price because the
                         Portfolio is legally required to maintain offsetting
                         positions or asset coverage in connection with certain
                         derivatives transactions.

                         Other risks in using derivatives include the risk of
                         mispricing or improper valuation of derivatives, the
                         risk of ambiguous documentation and the inability of
                         derivatives to correlate perfectly with underlying
                         assets, rates and indexes. Many derivatives, in
                         particular privately negotiated derivatives, are
                         complex and often valued subjectively. Improper
                         valuations can result in increased cash payment
                         requirements to counterparties or a loss of value to a
                         Portfolio. Also, the value of derivatives may not
                         correlate perfectly, or at all, with the value of the
                         assets, reference rates or indexes they are designed to
                         closely track. In addition, a Portfolio's use of
                         derivatives may cause the Portfolio to realize higher
                         amounts of short-term capital gains (generally taxed at
                         ordinary income tax rates) than if the Portfolio had
                         not used such instruments.

CONVERTIBLE SECURITIES   Each Portfolio may invest in convertible securities.
AND EQUITY SECURITIES    Convertible securities are generally preferred stocks
                         and other securities, including fixed income securities
                         and warrants, that are convertible into or exercisable
                         for common stock at a stated price or rate. The price
                         of a convertible security will normally vary in some
                         proportion to changes in the price of the underlying
                         common stock because of this conversion or exercise
                         feature. However, the value of a convertible security
                         may not increase or decrease as rapidly as the
                         underlying common stock. A convertible security will
                         normally also provide income and is subject to interest
                         rate risk. Convertible securities may be lower-rated
                         securities subject to greater levels of credit risk. A
                         Portfolio may be forced to convert a security before it
                         would otherwise choose, which may have an adverse
                         effect on the Portfolio's ability to achieve its
                         investment objective.

                                                                   Prospectus 23

                         While the Portfolios intend to invest principally in
                         fixed income securities, each may invest in convertible
                         securities or equity securities. While some countries
                         or companies may be regarded as favorable investments,
                         pure fixed income opportunities may be unattractive or
                         limited due to insufficient supply, or legal or
                         technical restrictions. In such cases, a Portfolio may
                         consider equity securities or convertible securities to
                         gain exposure to such investments.

                         Equity securities generally have greater price
                         volatility than fixed income securities. The market
                         price of equity securities owned by a Portfolio may go
                         up or down, sometimes rapidly or unpredictably. Equity
                         securities may decline in value due to factors
                         affecting equity securities markets generally or
                         particular industries represented in those markets. The
                         value of an equity security may also decline for a
                         number of reasons that directly relate to the issuer,
                         such as management performance, financial leverage, and
                         reduced demand for the issuer's goods or services.

MUNICIPAL BONDS          Municipal bonds are generally issued by states and
                         local governments and their agencies, authorities and
                         other instrumentalities. Municipal bonds are subject to
                         interest rate, credit and market risk. The ability of
                         an issuer to make payments could be affected by
                         litigation, legislation or other political events or
                         the bankruptcy of the issuer. Lower rated municipal
                         bonds are subject to greater credit and market risk
                         than higher quality municipal bonds. The types of
                         municipal bonds in which the Portfolios may invest
                         include municipal lease obligations. The Portfolios may
                         also invest in securities issued by entities whose
                         underlying assets are municipal bonds.

                         The Portfolios may invest in residual interest bonds,
                         which are created by depositing municipal securities in
                         a trust and dividing the income stream of an underlying
                         municipal bond in two parts, one, a variable rate
                         security and the other, a residual interest bond. The
                         interest rate for the variable rate security is
                         determined by an index or an auction process held
                         approximately every 7 to 35 days, while the residual
                         interest bond holder receives the balance of the income
                         from the underlying municipal bond less an auction fee.
                         The market prices of residual interest bonds may be
                         highly sensitive to changes in market rates and may
                         decrease significantly when market rates increase.

LOAN PARTICIPATIONS      The Portfolios may invest in fixed-rate and
AND ASSIGNMENTS          floating-rate loans, which investments generally will
                         be in the form of loan participations and assignments
                         of portions of such loans. Participations and
                         assignments involve special types of risk, including
                         credit risk, interest rate risk, liquidity risk, and
                         the risks of being a lender. If the Portfolio purchases
                         a participation, it may only be able to enforce its
                         rights through the lender, and may assume the credit
                         risk of the lender in addition to the borrower.

DELAYED FUNDING          The Portfolios may also enter into, or acquire
LOANS AND REVOLVING      participations in, delayed funding loans and revolving
CREDIT FACILITIES        credit facilities, in which a lender agrees to make
                         loans up to a maximum amount upon demand by the
                         borrower during a specified term. These commitments may
                         have the effect of requiring the Portfolio to increase
                         its investment in a company at a time when it might not
                         otherwise decide to do so (including at a time when the
                         company's financial condition makes it unlikely that
                         such amounts will be repaid). To the extent that the
                         Portfolio is committed to advance additional funds, it
                         will designate assets determined to be liquid by PIMCO
                         in accordance with procedures established by the Board
                         of Trustees in an amount sufficient to meet such
                         commitments. Delayed funding loans and revolving credit
                         facilities are subject to credit, interest rate and
                         liquidity risk and the risks of being a lender.

LOANS OF PORTFOLIO       For the purpose of achieving income, each Portfolio may
SECURITIES               lend its portfolio securities to brokers, dealers, and
                         other financial institutions, provided that a number of
                         conditions are satisfied, including that the loan be
                         fully collateralized. Please see "Investment Objectives
                         and Policies" in the Statement of Additional
                         Information for details. When a Portfolio lends
                         portfolio securities, its investment performance will
                         continue to reflect changes in the value of the
                         securities loaned, and the Portfolio will also receive
                         a fee or interest on the collateral. Securities lending
                         involves the risk of loss of rights in the collateral
                         or delay in recovery of the collateral if the borrower
                         fails to return the security loaned or becomes
                         insolvent. A Portfolio may pay lending fees to a party
                         arranging the loan.

SHORT SALES              Each Portfolio may make short sales as part of its
                         overall portfolio management strategies or to offset a
                         potential decline in value of a security. A short sale
                         involves the sale of a security that is borrowed from a
                         broker or other institution to complete the sale. Short
                         sales expose a Portfolio to the risk that it will be
                         required to acquire, convert or exchange securities to
                         replace the borrowed securities (also known as
                         "covering" the short position) at a time when the
                         securities sold short have appreciated in value, thus
                         resulting in a loss to the Portfolio. A Portfolio
                         making a short sale (other than a "short sale against
                         the box") must segregate assets determined to be liquid
                         by PIMCO in accordance with procedures established by
                         the Board of Trustees or otherwise cover its position
                         in a permissible manner. A short sale is "against the
                         box" to the extent that a Portfolio contemporaneously
                         owns, or has the right to obtain at no added cost,
                         securities identical to those sold short.

24 FISH: Series C, FISH: Series M and FISH: Series R

WHEN-ISSUED, DELAYED     Each Portfolio may purchase securities which it is
DELIVERY AND FORWARD     eligible to purchase on a when-issued basis, may
COMMITMENT               purchase and sell such securities for delayed delivery
TRANSACTIONS             and may make contracts to purchase such securities for
                         a fixed price at a future date beyond normal settlement
                         time (forward commitments). When-issued transactions,
                         delayed delivery purchases and forward commitments
                         involve a risk of loss if the value of the securities
                         declines prior to the settlement date. This risk is in
                         addition to the risk that the Portfolio's other assets
                         will decline in value. Therefore, these transactions
                         may result in a form of leverage and increase a
                         Portfolio's overall investment exposure. Typically, no
                         income accrues on securities a Portfolio has committed
                         to purchase prior to the time delivery of the
                         securities is made, although a Portfolio may earn
                         income on securities it has designated to cover these
                         positions.

REPURCHASE AGREEMENTS    Each Portfolio may enter into repurchase agreements, in
                         which the Portfolio purchases a security from a bank or
                         broker-dealer that agrees to repurchase the security at
                         the Portfolio's cost plus interest within a specified
                         time. If the party agreeing to repurchase should
                         default, the Portfolio will seek to sell the securities
                         which it holds. This could involve procedural costs or
                         delays in addition to a loss on the securities if their
                         value should fall below their repurchase price.
                         Repurchase agreements maturing in more than seven days
                         are considered illiquid securities.

REVERSE REPURCHASE       Each Portfolio may enter into reverse repurchase
AGREEMENTS, DOLLAR       agreements and dollar rolls, subject to the Portfolio's
ROLLS AND OTHER          limitations on borrowings. A reverse repurchase
BORROWINGS               agreement or dollar roll involves the sale of a
                         security by a Portfolio and its agreement to repurchase
                         the instrument or a similar security at a specified
                         time and price, and may be considered a form of
                         borrowing for some purposes. A Portfolio will segregate
                         assets determined to be liquid by PIMCO or otherwise
                         cover its obligations under reverse repurchase
                         agreements, dollar rolls or other borrowings. A
                         Portfolio also may borrow money for investment purposes
                         subject to any policies of the Portfolio currently
                         described in this Prospectus or in the Portfolio's
                         Statement of Additional Information. Reverse repurchase
                         agreements, dollar rolls and other forms of borrowings
                         may create leveraging risk for a Portfolio.

EVENT-LINKED EXPOSURE    Each Portfolio may obtain event-linked exposure by
                         investing in "event-linked bonds," "event-linked swaps"
                         or implement "event-linked strategies." Event-linked
                         exposure results in gains or losses that typically are
                         contingent, or formulaically related to defined trigger
                         events. Examples of trigger events include hurricanes,
                         earthquakes, weather-related phenomena, or statistics
                         relating to such events. Some event-linked bonds are
                         commonly referred to as "catastrophe bonds." If a
                         trigger event occurs, a Portfolio may lose a portion or
                         all of its principal invested in the bond or notional
                         amount on a swap. Event-linked exposure often provides
                         for an extension of maturity to process and audit loss
                         claims where a trigger event has, or possibly has,
                         occurred. An extension of maturity may increase
                         volatility. Event-linked exposure may also expose the
                         Portfolio to certain unanticipated risks including
                         credit risk, counterparty risk, adverse regulatory or
                         jurisdictional interpretations, and adverse tax
                         consequences. Event-linked exposure may also be subject
                         to liquidity risk.

PORTFOLIO TURNOVER       The length of time a Portfolio has held a particular
                         security is not generally a consideration in investment
                         decisions. A change in the securities held by a
                         Portfolio is known as "portfolio turnover." Each
                         Portfolio may engage in frequent and active trading of
                         portfolio securities to achieve its investment
                         objective, particularly during periods of volatile
                         market movements. High portfolio turnover (e.g., over
                         100%) involves correspondingly greater expenses to a
                         Portfolio, including brokerage commissions or dealer
                         mark-ups and other transaction costs on the sale of
                         securities and reinvestments in other securities. Such
                         sales may also result in realization of taxable capital
                         gains, including short-term capital gains (which are
                         generally taxed at ordinary income tax rates). The
                         trading costs and tax effects associated with portfolio
                         turnover may adversely affect a Portfolio's
                         performance.

ILLIQUID SECURITIES      Each Portfolio may invest up to 15% of its net assets
                         in illiquid securities. Certain illiquid securities may
                         require pricing at fair value as determined in good
                         faith under the supervision of the Board of Trustees.
                         PIMCO may be subject to significant delays in disposing
                         of illiquid securities, and transactions in illiquid
                         securities may entail registration expenses and other
                         transaction costs that are higher than those for
                         transactions in liquid securities. The term "illiquid
                         securities" for this purpose means securities that
                         cannot be disposed of within seven days in the ordinary
                         course of business at approximately the amount at which
                         a Portfolio has valued the securities. Restricted
                         securities, i.e., securities subject to legal or
                         contractual restrictions on resale, may be illiquid.
                         However, some restricted securities (such as securities
                         issued pursuant to Rule 144A under the Securities Act
                         of 1933 and certain commercial paper) may be treated as
                         liquid, although they may be less liquid than
                         registered securities traded on established secondary
                         markets.

                                                                   Prospectus 25

REAL ESTATE              REITs are pooled investment vehicles that own, and
INVESTMENT TRUSTS        usually operate, income-producing real estate. Some
(REITS)                  REITs also finance real estate. If a REIT meets certain
                         requirements, including distributing to shareholders
                         substantially all of its taxable income (other than net
                         capital gains), then it is not taxed on the income
                         distributed to shareholders. Therefore, REITs tend to
                         pay higher dividends than other issuers.

                         REITs can be divided into three basic types: Equity
                         REITs, Mortgage REITs and Hybrid REITs. Equity REITs
                         invest the majority of their assets directly in real
                         property. They derive their income primarily from rents
                         received and any profits on the sale of their
                         properties. Mortgage REITs invest the majority of their
                         assets in real estate mortgages and derive most of
                         their income from mortgage interest payments. As their
                         name suggests, Hybrid REITs combine characteristics of
                         both Equity REITs and Mortgage REITs.

                         An investment in a REIT, or in a real-estate linked
                         derivative instrument linked to the value of a REIT, is
                         subject to the risks that impact the value of the
                         underlying properties of the REIT. These risks include
                         loss to casualty or condemnation, and changes in supply
                         and demand, interest rates, zoning laws, regulatory
                         limitations on rents, property taxes and operating
                         expenses. Other factors that may adversely affect REITs
                         include poor performance by management of the REIT,
                         changes to the tax laws, or failure by the REIT to
                         qualify for tax-free distribution of income. REITs are
                         also subject to default by borrowers and
                         self-liquidation and are heavily dependent on cash
                         flow. Some REITs lack diversification because they
                         invest in a limited number of properties, a narrow
                         geographic area, or a single type of property. Mortgage
                         REITs may be impacted by the quality of the credit
                         extended.

INVESTMENT IN OTHER      Each Portfolio may invest up to 10% of its total assets
INVESTMENT COMPANIES     in securities of other investment companies, such as
                         open-end or closed-end management investment companies,
                         or in pooled accounts or other investment vehicles
                         which invest in foreign markets. As a shareholder of an
                         investment company, a Portfolio may indirectly bear
                         service and other fees which are in addition to the
                         fees the Portfolio pays its service providers.

                         Subject to the restrictions and limitations of the
                         Investment Company Act of 1940, each Portfolio may
                         elect to pursue its investment objectives either by
                         investing directly in securities or by investing in one
                         or more underlying investment vehicles or companies
                         that have substantially similar investment objectives,
                         policies and limitations as the Portfolio. The
                         Portfolios may also invest in exchange traded funds,
                         subject to the restrictions and limitations in the
                         Investment Company Act of 1940.

TEMPORARY DEFENSIVE      For temporary or defensive purposes, each Portfolio may
STRATEGIES               invest without limit in U.S. debt securities, including
                         short term money market securities, when PIMCO deems it
                         appropriate to do so. When a Portfolio engages in such
                         strategies, it may not achieve its investment
                         objective.

CHANGES IN               The investment objective of each Portfolio is
INVESTMENT OBJECTIVES    non-fundamental and may be changed by the Board of
AND POLICIES             Trustees without the approval of the shareholders
                         investing in the Portfolio. Unless otherwise stated,
                         all other investment policies of the Portfolios may be
                         changed by the Board of Trustees without the approval
                         of the shareholders.

PERCENTAGE INVESTMENT    Unless otherwise stated, all percentage limitations on
LIMITATIONS              Portfolio investments listed in this Prospectus will
                         apply at the time of investment. A Portfolio would not
                         violate these limitations unless an excess or
                         deficiency were to occur or exist immediately after and
                         as a result of an investment.

OTHER INVESTMENTS        The Portfolios may invest in other types of securities
AND TECHNIQUES           and use a variety of investment techniques and
                         strategies which are not described in this Prospectus.
                         These securities and techniques may subject the
                         Portfolios to additional risks. Please see the
                         Statement of Additional Information for additional
                         information about the securities and investment
                         techniques described in this Prospectus and about
                         additional securities and techniques that may be used
                         by the Portfolios.

26 FISH: Series C, FISH: Series M and FISH: Series R

                          PAGE INTENTIONALLY LEFT BLANK

                                                                   Prospectus 27

                         FINANCIAL HIGHLIGHTS

                         The financial highlights table is intended to help a
                         shareholder understand the financial performance of the
                         FISH: Series C and FISH: Series M Portfolios for the
                         past 5 years and the FISH: Series R Portfolio since it
                         commenced operations. Certain information reflects
                         financial results for a single Portfolio share. The
                         total returns in the table represent the rate that an
                         investor would have earned or lost on an investment in
                         a particular Portfolio, assuming reinvestment of all
                         dividends and distributions. This information has been
                         audited by PricewaterhouseCoopers LLP, whose report,
                         along with each Portfolio's financial statements, are
                         included in the annual report to shareholders. The
                         annual report is incorporated by reference in the
                         Statement of Additional Information and is available
                         free of charge upon request from the Distributor at the
                         number on the back of this prospectus.

                                                         Year Ended   Year Ended      Year Ended      Year Ended   Year Ended
                                                         October 31,  October 31,     October 31,     October 31,  October 31,
FISH: SERIES C                                                 2005         2004            2003            2002         2001
------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                     $    12.06   $    11.62      $    10.51      $    11.35   $    10.12
INVESTMENT OPERATIONS
Net investment income                                          0.48         0.49            0.71            0.73         0.75
Net realized and unrealized gain (loss) on investments,
futures contracts, options written, swaps and foreign
currency transactions                                          0.04         0.64            1.16           (0.62)        1.31
Total from investment operations                               0.52         1.13            1.87            0.11         2.06

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income                                         (0.54)       (0.51)          (0.71)          (0.72)       (0.75)
Net realized gains                                            (0.40)       (0.18)          (0.05)          (0.23)       (0.08)
Total dividends and distributions to shareholders             (0.94)       (0.69)          (0.76)          (0.95)       (0.83)
Net asset value, end of period                           $    11.64   $    12.06      $    11.62      $    10.51   $    11.35

TOTAL INVESTMENT RETURN (1)                                    4.42%       10.14%          18.16%           1.06%       21.09%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                        $  949,173   $  575,175      $  374,097      $  205,881   $   51,541
Ratio of operating expenses to average net assets(2)           0.00%        0.00%           0.00%           0.00%        0.00%
Ratio of net investment income to average net assets(2)        4.08%        4.16%           6.11%           6.78%        6.53%
Portfolio Turnover                                              510%         180%            297%            332%         605%

FISH: SERIES M
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $    11.87   $    11.48      $    11.75      $    11.53   $    10.45
INVESTMENT OPERATIONS
Net investment income                                          0.44         0.37            0.51            0.52         0.69
Net realized and unrealized gain on investments,
futures contracts and options written                         (0.29)        0.65            0.23            0.62         1.26
Total from investment operations                               0.15         1.02            0.74            1.14         1.95

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income                                         (0.46)       (0.43)          (0.51)          (0.52)       (0.69)
Net realized gains                                            (0.44)       (0.20)          (0.50)          (0.40)       (0.18)
Total dividends and distributions to shareholders             (0.90)       (0.63)          (1.01)          (0.92)       (0.87)
Net asset value, end of period                           $    11.12   $    11.87      $    11.48      $    11.75   $    11.53

TOTAL INVESTMENT RETURN (1)                                    1.32%        9.17%           6.67%          10.65%       19.49%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                        $  942,197   $  569,692      $  368,612      $  215,803   $   51,574
Ratio of operating expenses to average net assets(2)           0.00%        0.00%           0.00%           0.00%        0.00%
Ratio of net investment income to average net assets(2)        3.85%        3.21%           4.43%           4.54%        5.65%
Portfolio Turnover                                              706%         894%            750%            722%         870%
------------------------------------------------------------------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(2) Reflects the fact that no fees or expenses are incurred. The Portfolio is an integral part of "wrap-fee" programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolio, the Manager, or the sub-adviser.
Participants in these programs pay a "wrap" fee to the sponsor of the program.

28 FISH: Series C, FISH: Series M and FISH: Series R

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 For the period
                                                                                                April 15, 2004*
                                                                                Year Ended              through
FISH: SERIES R                                                            October 31, 2005     October 31, 2004
----------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                                           $     10.37          $     10.00
INVESTMENT OPERATIONS
Net investment income                                                                 0.50                 0.26
Net realized and unrealized gain (loss) on investments,
futures contracts, options written, swaps and foreign currency transactions          (0.16)                0.37
Total from investment operations                                                      0.34                 0.63

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income                                                                (0.50)               (0.26)
Net realized gains                                                                   (0.01)                  --
Total dividends and distributions to shareholders                                    (0.51)               (0.26)
Net asset value, end of period                                                 $     10.20          $     10.37

TOTAL INVESTMENT RETURN (1)                                                           3.30%                6.41%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                                              $   135,449          $     3,114
Ratio of operating expenses to average net assets(2) (3)                              0.00%                0.00%
Ratio of net investment income to average net assets(2) (3)                           5.28%                4.72%
Portfolio Turnover                                                                     175%                  23%
----------------------------------------------------------------------------------------------------------------

* Commencement of operations.

(1) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(2) Annualized.

(3) Reflects the fact that no fees or expenses are incurred. The Portfolio is an integral part of "wrap-fee" programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolio, the Manager, or the sub-adviser.
Participants in these programs pay a "wrap" fee to the sponsor of the program.

                                                                   Prospectus 29

                         APPENDIX A

DESCRIPTION OF           A Portfolio's investments may range in quality from
SECURITIES               securities in the lowest category in which the
                         Portfolio is RATINGS permitted to invest to securities
                         rated in the highest category (as rated by Moody's or
                         S&P or, if unrated, determined by PIMCO to be of
                         comparable quality). The percentage of a Portfolio's
                         assets invested in securities in a particular rating
                         category will vary. The following terms are generally
                         used to describe the credit quality of fixed income
                         securities.

                         HIGH QUALITY DEBT SECURITIES are those rated in one of
                         the two highest rating categories (the highest category
                         for commercial paper) or, if unrated, deemed comparable
                         by PIMCO.

                         INVESTMENT GRADE DEBT SECURITIES are those rated in one
                         of the four highest rating categories or, if unrated,
                         deemed comparable by PIMCO.

                         BELOW INVESTMENT GRADE, HIGH YIELD SECURITIES ("JUNK
                         BONDS") are those rated lower than Baa by Moody's or
                         BBB by S&P and comparable securities. They are deemed
                         to be predominately speculative with respect to the
                         issuer's ability to repay principal and interest.

                         Following is a description of Moody's and S&P's rating
                         categories applicable to fixed income securities.

                         MOODY'S INVESTORS SERVICE, INC.

                         MOODY'S LONG-TERM RATINGS: BONDS AND PREFERRED STOCK

                         Aaa: Bonds which are rated Aaa are judged to be of the
                         best quality. They carry the smallest degree of
                         investment risk and are generally referred to as "gilt
                         edge." Interest payments are protected by a large or by
                         an exceptionally stable margin and principal is secure.
                         While the various protective elements are likely to
                         change, such changes as can be visualized are most
                         unlikely to impair the fundamentally strong position of
                         such issues.

                         Aa: Bonds which are rated Aa are judged to be of high
                         quality by all standards. Together with the Aaa group
                         they comprise what are generally known as high-grade
                         bonds. They are rated lower than the best bonds because
                         margins of protection may not be as large as in Aaa
                         securities or fluctuation of protective elements may be
                         of greater amplitude or there may be other elements
                         present that make the long-term risks appear somewhat
                         larger than with Aaa securities.

                         A: Bonds which are rated A possess many favorable
                         investment attributes and are to be considered as
                         upper-medium-grade obligations. Factors giving security
                         to principal and interest are considered adequate but
                         elements may be present that suggest a susceptibility
                         to impairment sometime in the future.

                         Baa: Bonds which are rated Baa are considered as
                         medium-grade obligations (i.e., they are neither highly
                         protected nor poorly secured). Interest payments and
                         principal security appear adequate for the present but
                         certain protective elements may be lacking or may be
                         characteristically unreliable over any great length of
                         time. Such bonds lack outstanding investment
                         characteristics and in fact have speculative
                         characteristics as well.

                         Ba: Bonds which are rated Ba are judged to have
                         speculative elements; their future cannot be considered
                         as well-assured. Often the protection of interest and
                         principal payments may be very moderate and thereby not
                         well safeguarded during both good and bad times over
                         the future. Uncertainty of position characterizes bonds
                         in this class.

                         B: Bonds which are rated B generally lack
                         characteristics of a desirable investment. Assurance of
                         interest and principal payments or of maintenance of
                         other terms of the contract over any long period of
                         time may be small.

                         Caa: Bonds which are rated Caa are of poor standing.
                         Such issues may be in default or there may be present
                         elements of danger with respect to principal or
                         interest.

                         Ca: Bonds which are rated Ca represent obligations
                         which are speculative in a high degree. Such issues are
                         often in default or have other marked shortcomings.

                         C: Bonds which are rated C are the lowest rated class
                         of bonds and issues so rated can be regarded as having
                         extremely poor prospects of ever attaining any real
                         investment standing.

                         Moody's applies numerical modifiers, 1, 2 and 3 in each
                         generic rating classified from Aa through B in its
                         corporate bond rating system. The modifier 1 indicates
                         that the security ranks in the higher end of its
                         generic rating category; the

30 FISH: Series C, FISH: Series M and FISH: Series R

                         modifier 2 indicated a mid-range ranking; and the
                         modifier 3 indicates that the issue ranks in the lower
                         end of its generic rating category.

                         CORPORATE SHORT-TERM DEBT RATINGS.

                         Moody's short-term debt ratings are opinions of the
                         ability of issuers to repay punctually senior debt
                         obligations which have an original maturity not
                         exceeding one year. Obligations relying upon support
                         mechanisms such as letters of credit and bonds of
                         indemnity are excluded unless explicitly rated.

                         Moody's employs the following three designations, all
                         judged to be investment grade, to indicate the relative
                         repayment ability of rated issuers:

                         PRIME-1: Issuers rated Prime-1 (or supporting
                         institutions) have a superior ability for repayment of
                         senior short-term debt obligations. Prime-1 repayment
                         ability will often be evidenced by many of the
                         following characteristics: leading market positions in
                         well-established industries, high rates of return on
                         funds employed; conservative capitalization structure
                         with moderate reliance on debt and ample asset charges
                         and high internal cash generation; and well-established
                         access to a range of financial markets and assured
                         sources of alternate liquidity.

                         PRIME-2: Issuers rated Prime-2 (or supporting
                         institutions) have a strong ability for repayment of
                         senior short-term debt obligations. This will normally
                         be evidenced by many of the characteristics cited above
                         but to a lesser degree. Earnings trends and coverage
                         ratios, while sound, may be more subject to variation.
                         Capitalization characteristics, while still
                         appropriate, may be more affected by external
                         conditions. Ample alternate liquidity is maintained.

                         PRIME-3: Issuers rated Prime-3 (or supporting
                         institutions) have an acceptable ability for repayment
                         of senior short-term obligations. The effect of
                         industry characteristics and market compositions may be
                         more pronounced. Variability in earnings and
                         profitability may result in changes in the level of
                         debt protection measurements and may require relatively
                         high financial leverage. Adequate alternate liquidity
                         is maintained.

                         NOT PRIME: Issuers rated Not Prime do not fall within
                         any of the Prime rating categories.

                         SHORT-TERM MUNICIPAL BOND RATINGS

                         There are three rating categories for short-term
                         municipal bonds that define an investment grade
                         situation, which are listed below. In the case of
                         variable rate demand obligations (VRDOs), a
                         two-component rating is assigned. The first element
                         represents an evaluation of the degree of risk
                         associated with scheduled principal and interest
                         payments, and the other represents an evaluation of the
                         degree of risk associated with the demand feature. The
                         short-term rating assigned to the demand feature of
                         VRDOs is designated as VMIG. When either the long-or
                         short-term aspect of a VRDO is not rated, that piece is
                         designated NR, e.g., Aaa/NR or NR/VMIG 1. MIG ratings
                         terminate at the retirement of the obligation while
                         VMIG rating expiration will be a function of each
                         issue's specific structural or credit features.

                         MIG 1/VMIG 1: This designation denotes superior
                         quality. There is present strong protection by
                         established cash flows, superior liquidity support or
                         demonstrated broad-based access to the market for
                         refinancing.

                         MIG 2/VMIG 2: This designation denotes strong quality.
                         Margins of protection are ample although not so large
                         as in the preceding group.

                         MIG 3/VMIG3: This designation denotes acceptable
                         quality. All security elements are accounted for but
                         there is lacking the undeniable strength of the
                         preceding grades. Liquidity and cash flow protection
                         may be narrow and market access for refinancing is
                         likely to be less well established.

                         SG: This designation denotes speculative quality. Debt
                         instruments in this category lack margins of
                         protection.

                                                                   Prospectus 31

                         STANDARD & POOR'S RATINGS SERVICES
                         CORPORATE AND MUNICIPAL BOND RATINGS

                         INVESTMENT GRADE. AAA: Debt rated AAA has the highest
                         rating assigned by S&P. Capacity to pay interest and
                         repay principal is extremely strong.

                         AA: Debt rated AA has a very strong capacity to pay
                         interest and repay principal and differs from the
                         highest rated issues only in small degree.

                         A: Debt rated A has a strong capacity to pay interest
                         and repay principal although it is somewhat more
                         susceptible to the adverse effects of changes in
                         circumstances and economic conditions that debt in
                         higher rated categories.

                         BBB: Debt rated BBB is regarded as having an adequate
                         capacity to pay interest and repay principal. Whereas
                         it normally exhibits adequate protection parameters,
                         adverse economic conditions, or changing circumstances
                         are more likely to lead to a weakened capacity to pay
                         interest and repay principal for debt in this category
                         than in higher-rated categories.

                         SPECULATIVE GRADE. Debt rated BB, B, CCC, CC, and C is
                         regarded as having predominantly speculative
                         characteristics with respect to capacity to pay
                         interest and repay principal. BB indicates the least
                         degree of speculation and C the highest. While such
                         debt will likely have some quality and protective
                         characteristics, these are outweighed by large
                         uncertainties or major exposures to adverse conditions.

                         BB: Debt rated BB has less near-term vulnerability to
                         default than other speculative issues. However, it
                         faces major ongoing uncertainties or exposure to
                         adverse business, financial, or economic conditions
                         which could lead to inadequate capacity to meet timely
                         interest and principal payments. The BB rating category
                         is also used for debt subordinated to senior debt that
                         is assigned an actual or implied BBB-rating.

                         B: Debt rated B has a greater vulnerability to default
                         but currently has the capacity to meet interest
                         payments and principal repayments. Adverse business,
                         financial, or economic conditions will likely impair
                         capacity or willingness to pay interest and repay
                         principal. The B rating category is also used for debt
                         subordinated to senior debt that is assigned an actual
                         or implied BB or BB-rating.

                         CCC: Debt rated CCC has a currently identifiable
                         vulnerability to default and is dependent upon
                         favorable business, financial, and economic conditions
                         to meet timely payment of interest and repayment of
                         principal. In the event of adverse business, financial
                         or economic conditions, it is not likely to have the
                         capacity to pay interest and repay principal. The CCC
                         rating category is also used for debt subordinated to
                         senior debt that is assigned an actual or implied B or
                         B- rating.

                         CC: The rating CC is typically applied to debt
                         subordinated to senior debt that is assigned an actual
                         or implied CCC rating.

                         C: The rating C is typically applied to debt
                         subordinated to senior debt that is assigned an actual
                         or implied CCC-debt rating. The C rating may be used to
                         cover a situation where a bankruptcy petition has been
                         filed, but debt service payments are continued.

                         CI: The rating CI is reserved for income bonds on which
                         no interest is being paid.

                         D: Debt rated D is in payment default. The D rating
                         category is used when interest payments or principal
                         payments are not made on the date due even if the
                         applicable grace period has not expired, unless S&P
                         believes that such payments will be made during such
                         grace period. The D rating will also be used upon the
                         filing of a bankruptcy petition if debt service
                         payments are jeopardized.

                         Plus (+) or Minus (-): The ratings from AA to CCC may
                         be modified by the addition of a plus or minus sign to
                         show relative standing within the major rating
                         categories.

                         Provisional ratings: The letter "p" indicates that the
                         rating is provisional. A provisional rating assumes the
                         successful completion of the project being financed by
                         the debt being rated and indicates that payment of debt
                         service requirements is largely or entirely dependent
                         upon the successful and timely completion of the
                         project. This rating, however, while addressing credit
                         quality subsequent to completion of the project, makes
                         no comment on the likelihood of, or the risk of

32 FISH: Series C, FISH: Series M and FISH: Series R

                         default upon failure of, such completion. The investor
                         should exercise his own judgment with respect to such
                         likelihood and risk.

                         r: The "r" is attached to highlight derivative, hybrid,
                         and certain other obligations that S&P believes may
                         experience high volatility or high variability in
                         expected returns due to non-credit risks. Examples of
                         such obligations are: securities whose principal or
                         interest return is indexed to equities, commodities, or
                         currencies: certain swaps and options; and
                         interest-only and principal-only mortgage securities.

                         The absence of an "r" symbol should not be taken as an
                         indication that an obligation will exhibit no
                         volatility or variability in total return.

                         N.R.: Not rated.

                         Debt obligations of issuers outside the United States
                         and its territories are rated on the same basis as
                         domestic corporate and municipal issues. The ratings
                         measure the creditworthiness of the obligor but do not
                         take into account currency exchange and related
                         uncertainties.

                         COMMERCIAL PAPER RATING DEFINITIONS. An S&P commercial
                         paper rating is a current assessment of the likelihood
                         of timely payment of debt having an original maturity
                         of no more than 365 days. Ratings are graded into
                         several categories, ranging from A for the highest
                         quality obligations to D for the lowest. These
                         categories are as follows:

                         A-1: This highest category indicates that the degree of
                         safety regarding timely payment is strong. Those issues
                         determined to possess extremely strong safety
                         characteristics are denoted with a plus sign (+)
                         designation.

                         A-2: Capacity for timely payment on issues with this
                         designation is satisfactory. However, the relative
                         degree of safety is not as high as for issues
                         designated A-1.

                         A-3: Issues carrying this designation have adequate
                         capacity for timely payment. They are, however, more
                         vulnerable to the adverse effects of changes in
                         circumstances than obligations carrying the higher
                         designations.

                         B: Issues rated B are regarded as having only
                         speculative capacity for timely payment.

                         C: This rating is assigned to a short-term debt
                         obligations with a doubtful capacity for payment.

                         D: Debt rated D is in payment default. The D rating
                         category is used when interest payments or principal
                         payments are not made on the date due, even if the
                         applicable grace period has not expired, unless S&P
                         believes that such payments will be made during such
                         grace period.

                         A commercial paper rating is not a recommendation to
                         purchase, sell or hold a security inasmuch as it does
                         not comment as to market price or suitability for a
                         particular investor. The ratings are based on current
                         information furnished to S&P by the issuer or obtained
                         from other sources it considers reliable. S&P does not
                         perform an audit in connection with any rating and may,
                         on occasion, rely on unaudited financial information.
                         The ratings may be changed, suspended, or withdrawn as
                         a result of changes in or unavailability of such
                         information.

                                                                   Prospectus 33

FISH: SERIES C, FISH: SERIES M AND FISH: SERIES R

INVESTMENT ADVISER
Allianz Global Investors Fund Management LLC
1345 Avenue of Americas
New York, NY 10105

INVESTMENT SUB-ADVISER
Pacific Investment Management Company LLC
840 Newport Center Drive, Suite 300
Newport Beach, CA 92660

ADMINISTRATOR
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

DISTRIBUTOR
Allianz Global Investors Distributors LLC
2187 Atlantic Street
Stamford, CT 06902

CUSTODIAN
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105

TRANSFER AGENT
Boston Financial Data Services
330 West 9th Street
Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
1055 Broadway
Kansas City, MO 64105

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110

TRUSTEES & PRINCIPAL OFFICERS
Robert E. Connor          Trustee
Paul Belica               Trustee
John J. Dalessandro II    Trustee
Hans W. Kertess           Trustee
David C. Flattum          Trustee
R. Peter Sullivan III     Trustee
Brian S. Shlissel         President & Chief Executive Officer
Thomas J. Fuccillo        Secretary & Chief Legal Officer
Lawrence G. Altadonna     Treasurer & Principal Financial & Accounting Officer
Youse E. Guia             Chief Compliance Officer

The Portfolios' Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the
Portfolios. The SAI and the financial statements included in the Portfolios'
most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. In the Portfolios' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each
Portfolio's performance during its last fiscal year.

Because these Portfolios are used exclusively for separately managed accounts,
FISH does not make available its SAI and shareholders report on its website for its shareholders.

You may get free copies of the SAI and the annual or semi-annual report, request other information about a Portfolio, or make inquiries by calling the
Distributor at 1-800-426-0107.

You may review and copy information about the Portfolios, including their SAI, at the Securities and Exchange Commission's Public Reference Room in Washington,
D.C. You may call the SEC at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the Portfolios on the EDGAR Database on the SEC's Internet site at
HTTP://WWW.SEC.GOV. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address:
PUBLICINFO@SEC.GOV, or by writing the Public Reference Section of the
Commission, Washington, D.C. 20549-0102. You may need to refer to the
Portfolios' file number under the Investment Company Act, which is 811-9721.

                                       Investment Company Act file No. 811-9721.

34 FISH: Series C, FISH: Series M and FISH: Series R

This cover is not part of the Prospectus                              AZ080_2/06

Allianz [LOGO]
Global Investors

                               FIXED INCOME SHARES

                       STATEMENT OF ADDITIONAL INFORMATION

                                  MARCH 1, 2006

      This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectus of Fixed Income SHares (the "Trust")
for FISH Series C, Series M and Series R, dated March 1, 2006 and as supplemented from time to time (the "Prospectus"). Through the one Prospectus, the Trust offers three series of shares: FISH: Series C, FISH: Series M and
FISH: Series R (each a "Portfolio").

      Audited financial statements for the Trust, as of October 31, 2005, including notes thereto, and the report of PricewaterhouseCoopers LLP are incorporated herein by reference from the Trust's Annual Report. Copies of the
Prospectus and Annual Report, which are incorporated by reference into (legally a part of) this Statement of Additional Information, may be obtained free of charge at the following address and telephone number:

                                     Allianz Global Investors Distributors LLC
                                     2187 Atlantic Avenue
                                     Stamford, Connecticut 06902
                                     1-800-426-0107

      Certain Terms of the Adivsory Agreement and the Portfolio Management

                                    THE TRUST

      The Trust is an open-end management investment company ("mutual fund")
that currently consists of four series, three of which (FISH: Series C, FISH:
Series M and FISH: Series R) are non-diversified and one of which (Allianz
Dresdner Daily Asset Fund) is diversified. The Prospectus and this Statement of
Additional Information offer shares of FISH: Series C, FISH: Series M and FISH:
Series R (the "Portfolios") only. The shares of Allianz Dresdner Daily Asset
Fund and any other future series of the Trust are offered by one or more separate prospectuses and statements of additional information.

      The Trust was organized as a Massachusetts business trust on November 3,
1999.

                       INVESTMENT OBJECTIVES AND POLICIES

      In addition to the principal investment strategies and the principal risks of the Portfolios described in the Prospectus, each Portfolio may employ other investment practices and may be subject to additional risks which are described below. Certain strategies and/or risks described below may not apply to each
Portfolio. Unless a strategy or policy described below is specifically prohibited by the investment restrictions listed in the Prospectus, by the investment restrictions under "Investment Restrictions" in this Statement of
Additional Information, or by applicable law, a Portfolio may engage in each of the practices described below.

      The Portfolios' investment adviser, Allianz Global Investors Fund
Management LLC ("AGIFM" or the "Adviser"), is responsible for overseeing the
Portfolios' sub-adviser and is responsible for certain of the Portfolios'
business affairs. The Portfolios' sub-adviser, Pacific Investment Management
Company LLC ("PIMCO" or the "Sub-Adviser"), is responsible for the day-to-day portfolio management of the Portfolios.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

      The Portfolios may invest in mortgage-related securities, and in other asset-backed securities (unrelated to mortgage loans) that are offered to investors currently or in the future. The FISH: Series M will ordinarily invest substantially all of its assets in these securities, while the FISH: Series C may invest up to 30% of its assets in these securities. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The value of some mortgage-related or asset-backed securities in which the Portfolios invest may be particularly sensitive to changes in prevailing interest rates, and, like other fixed income investments, the ability of a Portfolio to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. See "Mortgage Pass-Through Securities" below. The
Portfolios may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see "Collateralized Mortgage
Obligations"), and in other types of mortgage-related and asset-backed securities.

      MORTGAGE PASS-THROUGH SECURITIES. Mortgage pass-through securities are securities representing interests in "pools" of mortgage loans secured by residential or commercial real property. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the
Government National Mortgage Association or "Ginnie Mae") are described as
"modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

      The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Portfolio to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase.

      Payment of principal and interest on some mortgage pass-through securities
(but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by Ginnie Mae) or guaranteed by agencies or instrumentalities of the
U.S. Government (in the case of securities guaranteed by the Federal National
Mortgage Association ("Fannie Mae") or the Federal Home Loan Mortgage
Corporation ("Freddie Mac")). The principal governmental guarantor of mortgage-related securities is Ginnie Mae. Ginnie Mae is a wholly-owned U.S.
Government corporation within the Department of Housing and Urban Development.
Ginnie Mae is authorized to guarantee, with the full faith and credit of the
U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the "FHA"), or
guaranteed by the Department of Veterans Affairs (the "VA").

      Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development.
Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations.

      Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan
Banks and now owned entirely by private stockholders. Freddie Mac issues
Participation Certificates ("PCs") which represent interests in conventional mortgages from Freddie Mac's national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations.

      Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.
Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees, and the creditworthiness of the issuers thereof, will be considered in determining whether a mortgage-related security meets the Portfolios' investment quality standards. There can be

no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Portfolio may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Sub-Adviser determines that the securities meet the Portfolio's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. A Portfolio will not purchase mortgage-related securities or any other assets which in the Sub-Adviser's opinion are illiquid if, as a result, more than 15% of the value of the Portfolio's net assets (taken at market value at the time of investment) will be invested in illiquid securities.

      Mortgage-related securities that are issued or guaranteed by the U.S.
Government, its agencies or instrumentalities, are not subject to a Portfolio's industry concentration restrictions, see "Investment Restrictions," by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Portfolios take the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages
(including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by Ginnie
Mae, Fannie Mae or Freddie Mac. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither
U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

      COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by
Ginnie Mae, Fannie Mae, or Freddie Mac, and their income streams.

      CMOs are structured into multiple classes, each bearing a different stated
maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

      In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates
("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

      FREDDIE MAC COLLATERALIZED MORTGAGE OBLIGATIONS. Freddie Mac CMOs are debt obligations of Freddie Mac issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by Freddie Mac. Unlike Freddie Mac PCs, payments of principal and interest on the CMOs are made semi-annually, as opposed to monthly. The amount of principal payable on each semi-annual payment date is determined in accordance with Freddie Mac's mandatory sinking fund schedule, which

                                        3

in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of Freddie Mac's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of Freddie Mac's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

      If collection of principal (including prepayments) on the mortgage loans during any semi-annual payment period is not sufficient to meet Freddie Mac's minimum sinking fund obligation on the next sinking fund payment date, Freddie
Mac agrees to make up the deficiency from its general funds.

      Criteria for the mortgage loans in the pool backing the Freddie Mac CMOs are identical to those of Freddie Mac PCs. Freddie Mac has the right to substitute collateral in the event of delinquencies and/or defaults.

      COMMERCIAL MORTGAGE-BACKED SECURITIES. Commercial Mortgage-Backed
Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

      OTHER MORTGAGE-RELATED SECURITIES. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities ("SMBS"). Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S.
Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

      STRIPPED MORTGAGE-BACKED SECURITIES. SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the
U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

      SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or
"IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

      Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were developed fairly recently. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed
"illiquid" and subject to a Portfolio's limitations on investment in illiquid securities.

      COLLATERALIZED DEBT OBLIGATIONS. The Portfolios may invest in collateralized debt obligations ("CDOs"), which include collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

      For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

      The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Portfolio as illiquid securities. However, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this Statement of Additional Information and the Prospectus (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments;
(ii) the quality of the collateral may decline in value or default; (iii) a
Portfolio may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

      OTHER ASSET-BACKED SECURITIES. Similarly, the Adviser and Sub-Adviser
expect that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future and may be purchased by the Portfolios.
Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile ReceivablesSM ("CARSSM"). CARSSM represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust.
An investor's return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

      Consistent with their investment objectives and policies, the Portfolios also may invest in other types of asset-backed securities.

INFLATION-INDEXED BONDS

      The Portfolios may invest in inflation-indexed bonds. The FISH: Series R may invest a substantial portion of its assets in these securities.
Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the
Consumer Price Index ("CPI") accruals as part of a semiannual coupon.

      Inflation-indexed securities issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Portfolio purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year's inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

      If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of a U.S.
Treasury inflation-indexed bond, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. A
Portfolio may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

      The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation.
Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

      While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

      The periodic adjustment of U.S. inflation-indexed bonds is tied to the
Consumer Price Index for All Urban Consumers ("CPI-U"), which is not seasonably adjusted and which is calculated monthly by the U.S. Bureau of Labor Statistics.
The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

                                        6

      Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

BANK OBLIGATIONS

      Bank obligations in which the Portfolios may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.
Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted"
by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Portfolio will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment
(other than overnight deposits) if, in the aggregate, more than 15% of its net assets (taken at market value at the time of investment) would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets. Subject to each Portfolio's limitation on concentration of no more than 25% of its assets in the securities of issuers in a particular industry, there is no limitation on the amount of a Portfolio's assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

      Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

LOAN PARTICIPATIONS

      Each Portfolio may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. A
Portfolio may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Portfolio assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Portfolio may invest may not be rated by any nationally recognized rating service.

      A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Portfolio has direct recourse against the corporate borrower, the Portfolio may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

      A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to

                                        7

holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Portfolio were determined to be subject to the claims of the agent bank's general creditors, the Portfolio might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

      Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Portfolio does not receive scheduled interest or principal payments on such indebtedness, the Portfolio's share price and yield could be adversely affected. Loans that are fully secured offer a Portfolio more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

      The Portfolios may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Portfolio bears a substantial risk of losing the entire amount invested.

      Each Portfolio limits the amount of its total assets that it will invest in issuers within the same industry (see "Investment Restrictions"). For purposes of these limits, a Portfolio generally will treat the corporate borrower as the "issuer" of indebtedness held by the Portfolio. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Portfolio and the corporate borrower, if the participation does not shift to the Portfolio the direct debtor-creditor relationship with the corporate borrower, Securities and Exchange Commission
("SEC") interpretations currently require the Portfolio to treat both the lending bank or other lending institution and the corporate borrower as
"issuers." Treating a financial intermediary as an issuer of indebtedness may restrict a Portfolio's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

      Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete.
Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Sub-Adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Portfolio's net asset value than if that value were based on available market quotations, and could result in significant variations in the
Portfolio's daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Portfolios currently intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the Portfolios' limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the
Portfolios' investment restriction relating to the lending of funds or assets by a Portfolio.

      Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the Portfolios. For example, if a loan is foreclosed, a Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Portfolio could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the
Portfolios rely on the Sub-Adviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Portfolios.

                                        8

CORPORATE DEBT SECURITIES

      Each Portfolio may invest in corporate debt securities of U.S. and foreign issuers and/or hold its assets in these securities for cash management purposes.
The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

      A Portfolio's investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Portfolio, or, if unrated, are in the
Sub-Adviser's opinion comparable in quality to corporate debt securities in which the Portfolio may invest. Corporate income producing securities may include forms of preferred or preference stock. The rate interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Corporate debt securities may be acquired with warrants attached.

      Securities rated Baa and BBB are the lowest which are considered
"investment grade" obligations. Moody's Investors Service, Inc. ("Moody's")
describes securities rated Baa as "medium-grade" obligations; they are "neither highly protected nor poorly secured . . . [i]nterest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.
Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well." Standard & Poor's Ratings Services ("S&P")
describes securities rated BBB as "regarded as having an adequate capacity to pay interest and repay principal . . . [w]hereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal
.. . . than in higher rated categories." For a discussion of securities rated below investment grade, see "High Yield Securities ("Junk Bonds")" below.

HIGH YIELD SECURITIES ("JUNK BONDS")

      Each of the Portfolios may invest in debt/fixed income securities of domestic or foreign issuers that meet minimum ratings criteria set forth for a
Portfolio, or, if unrated, are determined by the Sub-Adviser to be of comparable quality. A description of the ratings categories used is set forth in Appendix A to the Prospectus.

      A security is considered to be below "investment grade" quality if it is either (1) not rated in one of the four highest rating categories by one of the
Nationally Recognized Statistical Rating Organizations ("NRSROs") (i.e., rated
Ba or below by Moody's or BB or below by S&P) or (2) if unrated, determined by the Sub-Adviser to be of comparable quality to obligations so rated. Investments in securities rated below investment grade are described as "speculative" by both Moody's and S&P. Additional information about Moody's and S&P's securities ratings is included in Appendix A to the Prospectus.

      The FISH: Series C may invest up to 50% of its assets and the FISH: Series
R may invest up to 20% of its assets in fixed income securities that are rated lower than Baa by Moody's or lower than BBB by S&P (including securities rated lower than B by Moody's or S&P) or, if not rated, determined by the Sub-Adviser to be of comparable quality. The FISH: Series M may invest up to 50% of its assets in mortgage-backed securities with such ratings. Securities rated lower than Baa by Moody's or lower than BBB by S&P are sometimes referred to as "high yield" or "junk" bonds. Investors should consider the risks associated with high yield securities before investing in a Portfolio. Investment in high yield securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility and principal and income risk. These high yield securities are regarded as predominantly speculative with respect to

                                        9

the issuer's continuing ability to meet principal and interest payments.
Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt.

      Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated fixed income securities.
While offering a greater potential opportunity for capital appreciation and higher yields than investments in higher rated debt securities, high yield securities typically entail greater potential price volatility and may be less liquid than investment grade debt. High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and achievement of a Portfolio's investment objective may, to the extent of its investments in high yield securities, depend more heavily on the Sub-Adviser's creditworthiness analysis than would be the case if the Portfolio were investing in higher quality securities.

      High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities.
The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt/fixed income securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Portfolios may incur additional expenses to seek recovery.

      In the case of high yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash. The Sub-Adviser seeks to reduce these risks through credit analysis and attention to current developments and trends in both the economy and financial markets. Even though such securities do not pay current interest in cash, a Portfolio nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, a Portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.

      The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the
Portfolios could sell a high yield security, and could adversely affect the daily net asset value of the shares. Lower liquidity in secondary markets could adversely affect the value of high yield/high risk securities held by the
Portfolios. While lower rated securities typically are less sensitive to interest rate changes than higher rated securities, the market prices of high yield/high risk securities structured as "zero coupon" or "pay-in-kind"
securities may be affected to a greater extent by interest rate changes. For instance, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.
The Sub-Adviser seeks to minimize the risks of investing in all securities through in-depth credit analysis and attention to current developments in interest rates and market conditions.

      The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. The
Sub-Adviser does not rely solely on credit ratings when selecting securities for the Portfolios, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a portfolio security held by a Portfolio, the Portfolio may retain the portfolio security if the
Sub-Adviser deems it in the best interest of shareholders.

                                       10

PARTICIPATION ON CREDITORS COMMITTEES

      A Portfolio may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Portfolio. Such participation may subject a Portfolio to expenses such as legal fees and may make the Portfolio an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict the Portfolio's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a
Portfolio on such committees also may expose the Portfolio to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Portfolio would participate on such committees only when the Adviser and the Sub-Adviser believe that such participation is necessary or desirable to enforce the Portfolio's rights as a creditor or to protect the value of securities held by the Portfolio.

VARIABLE AND FLOATING RATE SECURITIES

      Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

      The Portfolios may invest in floating rate debt instruments ("floaters")
and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or
U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide a Portfolio with a certain degree of protection against rises in interest rates, a Portfolio will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

      Each Portfolio may also invest in inverse floating rate debt instruments
("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. See
"Mortgage-Related and Other Asset-Backed Securities" above.

EVENT-LINKED EXPOSURE

      The Portfolios may obtain event-linked exposure by investing in
"event-linked bonds," "event-linked swaps," or by implementing "event-linked strategies." Event-linked exposure results in gains that typically are contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Portfolio investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, that
Portfolio will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose a
Portfolio to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

                                       11

      Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See
"Characteristics and Risks of Securities and Investment Techniques--Illiquid
Securities" in the Prospectus. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Portfolio will only invest in event-linked bonds that meet the credit quality requirements for the Portfolio.

CONVERTIBLE SECURITIES

      Each Portfolio may invest in convertible securities. A convertible debt security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

      Because of the conversion feature, the price of the convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and as such is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In addition, convertible securities are often lower-rated securities.

      A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Portfolio is called for redemption, the Portfolio would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Portfolio's ability to achieve its investment objective. A Portfolio generally would invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert unless the security is called or conversion is forced.

      The Portfolios may invest in so-called "synthetic convertible securities,"
which are composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, the Portfolios may purchase a non-convertible debt security and a warrant or option. The synthetic convertible differs from the true convertible security in several respects. Unlike a true convertible security, which is a single security having a unitary market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the
"market value" of a synthetic convertible is the sum of the values of its fixed income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

WARRANTS TO PURCHASE SECURITIES

      Each of the Portfolios may invest in or acquire warrants to purchase equity or fixed income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock.
Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Portfolio to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

                                       12

FOREIGN (NON-U.S.) SECURITIES

      The FISH: Series C and the FISH: Series R may invest in U.S. dollar- or foreign currency-denominated corporate debt securities of foreign issuers;
foreign equity securities, including preferred or preference stock of foreign issuers; certain foreign bank obligations (see "Bank Obligations"); and U.S.
dollar- or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. The FISH: Series R may invest up to 50% of its assets in these securities, except that the Portfolio may invest beyond this limit in U.S.
dollar-denominated securities of foreign issuers.

      The FISH: Series C may also invest in American Depositary Receipts
("ADRs"), European Depositary Receipts ("EDRs") or Global Depositary Receipts
("GDRs"). ADRs are dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer.
EDRs are foreign currency-denominated receipts similar to ADRs and are issued and traded in Europe, and are publicly traded on exchanges or over-the-counter in the United States. GDRs may be offered privately in the United States and also trade in public or private markets in other countries. ADRs, EDRs and GDRs may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs,
EDRs or GDRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

      Investing in the securities of foreign issuers and in securities denominated in foreign currencies involves special risks and considerations not typically associated with investing in U.S. securities. These include:
differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political instability which can affect U.S.
investments in foreign countries and potential restrictions on the flow of international capital. In addition, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

      Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject.
Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt.
Holders of sovereign debt (including the Portfolios) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

                                       13

      The investments in foreign currency denominated debt obligations and hedging activities by the FISH: Series C and the FISH: Series R will likely produce a difference between each Portfolio's book income and its taxable income. This difference may cause a portion of the Portfolio's income distributions to constitute returns of capital for tax purposes or require the
Portfolio to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

      The FISH: Series M may also invest in foreign (non-U.S.) securities but does not currently intend to do so as a principal investment strategy.

      EMERGING MARKET SECURITIES. The FISH: Series C may invest up to 15% of its assets in securities of issuers economically tied to countries with developing
(or "emerging") securities markets, while the FISH: Series R may invest up to
20% of its assets in such securities. These Portfolios will consider an issuer to be economically tied to a country with an emerging securities market if (1)
the issuer is organized under the laws of, or maintains its principal place of business in, the country, (2) its securities are principally traded in the country's securities markets, or (3) the issuer derived at least half of its revenues or profits from goods produced or sold, investments made, or services performed in the country, or has at least half its assets in that country. The
Sub-Adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, an emerging securities market is generally considered to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. In making investments in emerging market securities, the FISH: Series C and the FISH: Series R emphasize countries with relatively low gross national product per capita and with the potential for rapid economic growth. The Sub-Adviser will select the country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors it believes to be relevant.

      The risks of investing in foreign securities are particularly high when emerging market securities are involved. Investing in emerging market countries involves certain risks not typically associated with investing in U.S.
securities, and imposes risks greater than, or in addition to, risks of investing in foreign, developed countries. These risks include: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war);
more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the Portfolios' ability to exchange local currencies for
U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United
States; and greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets. In addition, a number of emerging market countries restrict, to various degrees, foreign investment in securities, and high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

      The FISH: Series C and the FISH: Series R may also invest in Brady Bonds.
Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S.
Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries, including:
Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic,
Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland,
Uruguay, and Venezuela.

                                       14

      Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S.
Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii)
the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the
"residual risk").

      Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady
Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina)
rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

      Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady
Bonds in which the Portfolios may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Portfolios to suffer a loss of interest or principal on any of their holdings.

FOREIGN CURRENCY TRANSACTIONS

      The Portfolios may purchase and sell foreign currency options and foreign currency futures contracts and related options (see "Derivative Instruments"), and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts ("forwards") with terms generally of less than one year. The FISH: Series C and the FISH: Series R will each normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss or of fluctuations in currency exchange rates, including through the use of the instruments described in this section. The Portfolios may also engage in these transactions in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. The Portfolios may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

      A forward involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.
These contracts may be bought or sold to protect a Portfolio against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar or to increase exposure to a particular foreign currency. Open positions in forwards used for non-hedging purposes will be covered by the segregation with the Trust's custodian of assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees, and are marked to market daily. Although forwards are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Forwards will be used primarily to adjust the foreign exchange exposure of each Portfolio with a view to protecting the outlook, and the Portfolios might be expected to enter into such contracts under the following circumstances:

                                       15

      LOCK IN. When the Sub-Adviser desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

      CROSS HEDGE. If a particular currency is expected to decrease against another currency, a Portfolio may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Portfolio's portfolio holdings denominated in the currency sold.

      DIRECT HEDGE. If the Sub-Adviser wants to a eliminate substantially all of the risk of owning a particular currency, and/or if the Sub-Adviser thinks that a Portfolio can benefit from price appreciation in a given country's bonds but does not want to hold the currency, it may employ a direct hedge back into the
U.S. dollar. In either case, a Portfolio would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S.
dollars at an exchange rate established at the time it initiated the contract.
The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Portfolio would hope to benefit from an increase (if any) in value of the bond.

      PROXY HEDGE. The Sub-Adviser might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a Portfolio, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

      COSTS OF HEDGING. When a Portfolio purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially reduced or lost if the Portfolio were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. dollar. This is what is known as the "cost" of hedging.
Proxy hedging attempts to reduce this cost through an indirect hedge back to the
U.S. dollar.

      It is important to note that hedging costs are treated as capital transactions and are not, therefore, deducted from a Portfolio's dividend distribution and are not reflected in its yield. Instead such costs will, over time, be reflected in a Portfolio's net asset value per share.

      TAX CONSEQUENCES OF HEDGING. Under applicable tax law, a Portfolio may be required to limit its gains from hedging in foreign currency forwards, futures, and options. Although a Portfolio is expected to comply with such limits, the extent to which these limits apply is subject to tax regulations as yet unissued. Hedging may also result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code of 1986, as amended (the
"Code"). Those provisions could result in an increase (or decrease) in the amount of taxable dividends paid by a Portfolio and could affect whether dividends paid by a Portfolio are classified as capital gains or ordinary income.

FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES

      FOREIGN CURRENCY WARRANTS. Foreign currency warrants such as Currency
Exchange WarrantsSM ("CEWsSM") are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the
United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time. Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace. Foreign currency warrants may attempt to reduce the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S.
dollar depreciates against the value of a major

                                       16

foreign currency such as the Japanese yen or the euro. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges.
Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurring additional transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised. The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining "time value" of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants. Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing
Corporation ("OCC"). Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets. The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

      PRINCIPAL EXCHANGE RATE LINKED SECURITIES. Principal exchange rate linked securities ("PERLsSM") are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S.
dollar and a particular foreign currency at or about that time. The return on
"standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S.
dollar; "reverse" principal exchange rate linked securities are like the
"standard" securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency. Interest payments on the securities are generally made in U.S.
dollars at rates that reflect the degree of foreign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market). Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

      PERFORMANCE INDEXED PAPER. Performance indexed paper ("PIPsSM") is U.S.
dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time
(generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S.
dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

REAL ESTATE SECURITIES AND RELATED DERIVATIVES

      The FISH: Series R may gain exposure to the real estate sector by investing in real-estate linked derivatives, real estate investment trusts
("REITs"), and common, preferred and convertible securities of issuers in

                                       17

real estate-related industries. Each of these types of investments are subject to risks similar to those associated with direct ownership of real estate, including loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value, and possible environmental liabilities.

      REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so if the FISH: Series R invests in REITs, it will bear its proportionate share of the costs of the REITs' operations.

      There are three general categories of REITs: Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest primarily in direct fee ownership or leasehold ownership of real property; they derive most of their income from rents. Mortgage REITs invest mostly in mortgages on real estate, which may secure construction, development or long-term loans; the main source of their income is mortgage interest payments. Hybrid REITs hold both ownership and mortgage interests in real estate.

      Along with the risks common to different types of real-estate related securities, REITs, no matter then type, involve additional risk factors. These include poor performance by the REIT's manager, adverse changes to the tax laws, and failure by the REIT to qualify for tax-free pass-through of income under the
Internal Revenue Code of 1986, as amended. In addition, some REITS have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the
REIT difficult and time-consuming.

BORROWING

      Subject to the limitations described under "Investment Restrictions"
below, each Portfolio may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Portfolio's assets and may cause a Portfolio to liquidate positions when it would not be advantageous to do so. This borrowing may be unsecured. Provisions of the 1940 Act require a
Portfolio to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the
Portfolio's total assets made for temporary administrative purposes. As noted
under "Investment Restrictions," the FISH: Series C and the FISH: Series M are
subject to limitations on borrowings which are stricter than those imposed by the 1940 Act. Any borrowings for temporary administrative purposes in excess of
5% of a Portfolio's total assets will require the Portfolio to maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Portfolio may be required to sell some of its holdings within three days to reduce the debt and restore the 300%
asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

      As noted below, a Portfolio also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls, and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Portfolio. To the extent a Portfolio covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined in accordance with procedures adopted by the Trustees, equal in value to the amount of the
Portfolio's commitment to repurchase, such an agreement will not be considered a
"senior security" by the Portfolio and therefore will not be subject to the 300%
asset coverage requirement otherwise applicable to borrowings by the Portfolio.
Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

                                       18

      From time to time, the Trust may enter into, and make borrowings for temporary purposes related to the redemption of shares under, a credit agreement with third-party lenders. Borrowings made under such a credit agreement will be allocated among the Portfolios and the other series of the Trust pursuant to guidelines approved by the Board of Trustees.

      In addition to borrowing for temporary purposes, a Portfolio may enter into reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions if permitted to do so under its investment restrictions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Portfolio, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, a Portfolio continues to receive any principal and interest payments on the underlying security during the term of the agreement. A Portfolio will segregate assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of Trustees and equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements with broker-dealers (but not banks). However, reverse repurchase agreements involve the risk that the market value of securities retained by a Portfolio may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Portfolios' limitations on borrowings as specified under "Investment Restrictions" below.

      A "mortgage dollar roll" is similar to a reverse repurchase agreement in certain respects. In a "dollar roll" transaction a Portfolio sells a mortgage-related security, such as a security issued by Ginnie Mae, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Portfolio pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Portfolio enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Portfolio, but only securities which are "substantially identical." To be considered "substantially identical,"
the securities returned to a Portfolio generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within
2.5% of the initial amount delivered.

      A Portfolio's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Portfolio. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to a Portfolio's restrictions on borrowings.
Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed "illiquid" and subject to a Portfolio's overall limitations on investments in illiquid securities.

      A Portfolio also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks." A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Portfolio's repurchase of the underlying security. A Portfolio's obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the
Portfolio's forward commitment to repurchase the subject security.

Derivative Instruments

      The following describes certain derivative instruments and products in which certain Portfolios may invest and risks associated therewith.

                                       19

      In pursuing their individual investment objectives, the Portfolios may purchase and sell (write) both put options and call options on securities, swap agreements, securities indexes, commodity indexes and foreign currencies, and enter into interest rate, foreign currency, index and commodity futures contracts and purchase and sell options on such futures contracts ("futures options") for hedging purposes or as part of their overall investment strategies, except that any Portfolio that may not invest in foreign currency denominated securities may not enter into transactions involving currency futures or options. The Portfolios also may purchase and sell foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The
Portfolios also may enter into swap agreements with respect to interest rates, commodities, indexes of securities or commodities, and to the extent it may invest in foreign currency denominated securities, may enter into swap agreements with respect to foreign currencies. The Portfolios may invest in structured notes. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, a
Portfolio may also use those instruments, provided that their use is consistent with the Portfolio's investment objective.

      The value of some derivative instruments in which the Portfolios invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Portfolios, the ability of a Portfolio to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly.
If the Sub-Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Portfolios could be exposed to the risk of loss.

      The Portfolios might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the
Sub-Adviser incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for a Portfolio, the
Portfolio might have been in a better position if it had not entered into the transaction at all. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the
Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of a Portfolio to close out or to liquidate its derivatives positions.
In addition, a Portfolio's use of such instruments may cause the Portfolio to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments.

      Also, suitable derivative and/or hedging transactions may not be available in all circumstances and there can be no assurance that a Portfolio will be able to identify or employ a desirable derivative and/or hedging transaction at any time or from time to time or, if a strategy is used, that it will be successful.

      OPTIONS ON SECURITIES AND INDEXES. A Portfolio may purchase and sell both put and call options on equity, fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on National Association of
Securities Dealers Automated Quotations ("NASDAQ") or an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. Among other reasons, a Portfolio may purchase put options to protect holdings in an underlying or related security against a decline in market value, and may purchase call options to protect against increases in the prices of securities it intends to purchase pending its ability to invest in such securities in an orderly manner.

      An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security.

                                       20

Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

      A Portfolio will write call options and put options only if they are
"covered." In the case of a call option on a security, the option is "covered"
if a Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration
(or, if additional cash consideration is required, cash or other assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees in such amount are segregated by its custodian) upon conversion or exchange of other securities held by the
Portfolio. For a call option on an index, the option is covered if a Portfolio maintains with its custodian assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount equal to the contract value of the index. A call option is also covered if a
Portfolio holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is segregated by the Portfolio in assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees. A put option on a security or an index is
"covered" if a Portfolio segregates assets determined to be liquid by the
Sub-Adviser in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option is also covered if a Portfolio holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Portfolio in segregated assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees.

      If an option written by a Portfolio expires unexercised, the Portfolio realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Portfolio expires unexercised, the
Portfolio realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Portfolio desires. In addition, a Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to the exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series.

      A Portfolio will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Portfolio will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Portfolio will realize a capital gain or, if it is less, the Portfolio will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

      The premium paid for a put or call option purchased by a Portfolio is an asset of the Portfolio. The premium received for an option written by a
Portfolio is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

      The Portfolios may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Portfolios' immediate obligations. The Portfolios may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In

                                       21

such cases, the Portfolios will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

      OTC OPTIONS. The Portfolios may enter into over-the-counter ("OTC")
options transactions only with primary dealers in U.S. Government securities and only pursuant to agreements that will assure that the relevant Portfolio will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. Over-the-counter options in which the Portfolios may invest differ from traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The Portfolios may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options, and they will treat the amount by which such formula price exceeds the intrinsic value of the option (i.e., the amount, if any, by which the market price of the underlying security exceeds the exercise price of the option) as an illiquid investment.

      RISKS ASSOCIATED WITH OPTIONS ON SECURITIES AND INDEXES. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

      During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by a Portfolio is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

      There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. If a Portfolio were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a
Portfolio were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a
Portfolio forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

      If trading were suspended in an option purchased by a Portfolio, the
Portfolio would not be able to close out the option. If restrictions on exercise were imposed, the Portfolio might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by a
Portfolio is covered by an option on the same index purchased by the Portfolio, movements in the index may result in a loss to the Portfolio; however, such losses may be mitigated by changes in the value of the Portfolio's securities during the period the option was outstanding.

      In the case of a written call option on a securities index, a Portfolio will own corresponding securities whose historic volatility correlates with that of the index.

      FOREIGN CURRENCY OPTIONS. The Portfolios may buy or sell put and call options on foreign currencies as a hedge against changes in the value of the
U.S. dollar (or another currency) in relation to a foreign currency in which a
Portfolio's securities may be denominated. In addition, each of the Portfolios may buy or sell put and call options

                                       22

on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Portfolio to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

      FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date. Each Portfolio may use interest rate, foreign currency or security or commodity indexes. The Portfolios may invest in foreign exchange futures contracts and options thereon ("futures options") that are traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system as an adjunct to their securities activities. In addition, each Portfolio may purchase and sell futures contracts on various securities indexes ("Index Futures") and related options for hedging purposes and for investment purposes. A Portfolio's purchase and sale of Index
Futures is limited to contracts and exchanges which have been approved by the
Commodity Futures Trading Commission ("CFTC"). Through the use of Index Futures
and related options, a Portfolio may diversify risk in its portfolio without incurring the substantial brokerage costs which may be associated with investment in the securities of multiple issuers. A Portfolio may also avoid potential market and liquidity problems which may result from increases in positions already held by the Portfolio.

      An interest rate, commodity, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, commodity, foreign currency or the cash value of an index at a specified price and time. An Index Future is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of a securities index
("Index") at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an Index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A unit is the value of the relevant Index from time to time. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in an Index. Index
Futures contracts can be traded through all major commodity brokers. A Portfolio will ordinarily be able to close open positions on the futures exchange on which
Index Futures are then traded at any time up to and including the expiration day. As described below, a Portfolio will be required to segregate initial margin in the name of the futures broker upon entering into an Index Future.
Variation margin will be paid to and received from the broker on a daily basis as the contracts are marked to market. For example, when a Portfolio has purchased an Index Future and the price of the relevant Index has risen, that position will have increased in value and the Portfolio will receive from the broker a variation margin payment equal to that increase in value. Conversely, when a Portfolio has purchased an Index Future and the price of the relevant
Index has declined, the position would be less valuable and the Portfolio would be required to make a variation margin payment to the broker.

      A Portfolio may close open positions on the futures exchanges on which
Index Futures are traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract's life are required to settle on the next business day (based upon the value of the relevant index on the expiration day), with settlement made with the appropriate clearing house. Positions in Index Futures may be closed out by a Portfolio only on the futures exchanges upon which the Index Futures are then traded.

      A public market exists in futures contracts covering a number of Indexes as well as financial instruments and foreign currencies, including but not limited to: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE composite;
the Goldman Sachs Commodity Index; the DJ AIG Commodity Index; U.S. Treasury
bonds; U.S. Treasury notes; Ginnie Mae Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British

                                       23

pound; the German mark; the Japanese yen; the French franc; the Swiss franc; the
Mexican peso; and certain multinational currencies, such as the European
Currency Unit ("the euro"). It is expected that other futures contracts in which the Portfolios may invest will be developed and traded in the future.

      A Portfolio might use financial futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Portfolio's securities or the price of the securities which the
Portfolio intends to purchase. A Portfolio's hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Portfolio's exposure to interest rate fluctuations, the
Portfolio may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

      The Portfolios may also invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed-upon when the contract is made.

      Each of the Portfolios may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the holder acquires a short position and the writer is assigned the opposite long position.

      When a purchase or sale of a futures contract is made by a Portfolio, the
Portfolio is required to segregate a specified amount of assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to a Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. Each Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded.
Each day the Portfolio pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as
"marking to market." Variation margin does not represent a borrowing or loan by a Portfolio but is instead a settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Portfolio will mark to market its open futures positions.

      A Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Portfolio.

      Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (i.e., with the same exchange, underlying security or index, and delivery month).
Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Portfolio realizes a capital gain, or if it is more, the Portfolio realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Portfolio realizes a capital gain, or if it is less, the Portfolio realizes a capital loss. Any transaction costs must also be included in these calculations.

                                       24

      The Portfolios may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Portfolios' immediate obligations. A
Portfolio may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Portfolios will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

      LIMITATIONS ON USE OF FUTURES AND FUTURES OPTIONS. When purchasing a futures contract, a Portfolio will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the
Sub-Adviser in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Portfolio may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Portfolio.

      When selling a futures contract, a Portfolio will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of
Trustees that are equal to the market value of the instruments underlying the contract. Alternatively, a Portfolio may "cover" its position by owning the instruments underlying the contract (or, in the case of an Index Future, a portfolio with a volatility substantially similar to that of the Index on which the futures contract is based), or by holding a call option permitting the
Portfolio to purchase the same futures contract at a price no higher than the price of the contract written by the Portfolio (or at a higher price if the difference is maintained in liquid assets with the Trust's custodian).

      When selling a call option on a futures contract, a Portfolio will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Portfolio.

      When selling a put option on a futures contract, a Portfolio will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Portfolio may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Portfolio.

      To the extent that securities with maturities greater than one year are used to segregate assets to cover a Portfolio's obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Portfolio's portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so.
However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on a Portfolio's portfolio securities. Thus, the use of a longer term security may require a Portfolio to hold offsetting short-term securities to balance the Portfolio's portfolio such that the Portfolio's duration does not exceed the maximum permitted for the Portfolio in the Prospectus.

      The Portfolios are operated by a person who has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity
Exchange Act (the "CEA"), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

                                       25

      The Portfolios will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system, or in the case of futures options, for which an established over-the-counter market exists.

      The requirements for qualification as a regulated investment company also may limit the extent to which a Portfolio may enter into futures, futures options or forward contracts.

      RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. Some of the risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation.
Also, an incorrect correlation could result in a loss on both the hedged securities in a Portfolio and the hedging vehicle, so that the portfolio return might have been greater had hedging not been attempted. For example, if the price of the futures contract moves more than the price of the hedged security, a Portfolio would experience either a loss or gain on the future which is not completely offset by movements in the price of the hedged securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. To compensate for imperfect correlations, a Portfolio may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts.
Conversely, a Portfolio may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. Also, suitable hedging transactions may not be available in all circumstances.

      Additionally, the price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets.
Second, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Future relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

      Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit.
The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

                                       26

      There can be no assurance that a liquid market will exist at a time when a
Portfolio seeks to close out a futures or a futures option position, and that
Portfolio would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

      RISKS ASSOCIATED WITH COMMODITY FUTURES CONTRACTS. There are several additional risks associated with transactions in commodity futures contracts.

      Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while a Portfolio is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

      Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price.
Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Portfolios. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Portfolio to reinvest the proceeds of a maturing contract in a new futures contract, the Portfolio might reinvest at higher or lower futures prices, or choose to pursue other investments.

      Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Portfolios' investments to greater volatility than investments in traditional securities.

      ADDITIONAL RISKS OF OPTIONS ON SECURITIES, FUTURES CONTRACTS, OPTIONS ON
FUTURES CONTRACTS AND FORWARD CURRENCY EXCHANGE CONTRACTS AND OPTIONS THEREON.
Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States;
may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors,
(ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust's ability to act upon economic events occurring in foreign markets during non-business hours in the United
States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume. In addition, to the extent that a Portfolio does not hedge against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a
Portfolio might realize in trading could be eliminated by adverse changes in the exchange rate, or the Portfolio could incur losses as a result of those changes.
The value of some derivative instruments in which the Portfolios may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Portfolios, the ability of a Portfolio to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser

                                       27

to forecast interest rates and other economic factors correctly. If the
Sub-Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Portfolios could be exposed to risk of loss. In addition, a Portfolio's use of such instruments may cause the Portfolio to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates)
than if the Portfolio had not used such instruments.

      SWAP AGREEMENTS AND OPTIONS ON SWAP AGREEMENTS. Each Portfolio may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent a Portfolio may invest in foreign currency denominated securities, it may also invest in currency exchange rate swap agreements. A Portfolio may also enter into options on swap agreements
("swap options").

      A Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities a Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

      Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with a Portfolio's investment objectives and general investment polices, certain of the Portfolios may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a Portfolio may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a Portfolio may pay an adjustable or floating fee.
With a "floating" rate, the fee may be pegged to a base rate, such as the London
Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Portfolio may be required to pay a higher fee at each swap reset date.

      A Portfolio may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. A Portfolio may be either the buyer or seller in a credit default swap transaction. If a
Portfolio is a buyer and no event of default occurs, the Portfolio will lose its investment and recover nothing. However, if an event of default occurs, the
Portfolio (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Portfolio receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if a Portfolio had invested in the reference obligation directly.

                                       28

      A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Portfolio may write (sell) and purchase put and call swap options.

      Most swap agreements entered into by the Portfolios would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a
Portfolio's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the
Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the
Sub-Adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Portfolio's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities"
for purposes of the Portfolio's investment restriction concerning senior securities. Each Portfolio will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Portfolio's total assets.

      Whether a Portfolio's use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the Sub-Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.
Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a
Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Portfolios will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the
Portfolios' repurchase agreement guidelines). Certain restrictions imposed on the Portfolios by the Code may limit the Portfolios' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

      Depending on the terms of the particular option agreement, a Portfolio will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Portfolio purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Portfolio writes a swap option, upon exercise of the option the Portfolio will become obligated according to the terms of the underlying agreement.

      Certain swap agreements are exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by "eligible participants,"
which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the
1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms.
Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

      This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from

                                       29

regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

      STRUCTURED NOTES. Each Portfolio may invest in "structured" notes, which are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate, such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets, such as indexes reflecting bonds. Depending on the terms of the note, a Portfolio may forgo all or part of the interest and principal that would be payable on a comparable conventional note. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other asset(s). Application of a multiplier involves leverage which will serve to magnify the potential for gain and the risk of loss. A Portfolio may use structured notes to add leverage to the portfolio and for investment as well as risk management purposes. Like other sophisticated strategies, a Portfolio's use of structured notes may not work as intended. Although structured instruments are not necessarily illiquid, the
Sub-Advisor believes that currently most structured instruments are illiquid.

      A NOTE ON COMMODITY-LINKED DERIVATIVES. A Portfolio may seek to gain exposure to the commodity markets by investing in commodity-linked derivative instruments, swap transactions, or index-linked or commodity linked structured notes.

      The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a Portfolio and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments.
A Portfolio bears the risk that the counterparty could default under a swap agreement. See "Swap Agreements and Options on Swap Agreements" above for further detail about swap transactions. Further, a Portfolio may invest in derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These are "commodity-linked" or "index-linked" notes, and are sometimes referred to as "structured notes" because the terms of the debt instrument may be structured by the issuer of the note and the purchaser of the note. See "Structured Notes" above for further discussion of these notes.

      The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. These notes expose a
Portfolio economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. Therefore, at the maturity of the note, a Portfolio may receive more or less principal that it originally invested. A Portfolio might receive interest payments on the note that are more or less than the stated coupon interest payments.

HYBRID INSTRUMENTS

      The Portfolios may invest in "hybrid" or indexed securities, which is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a
"benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such an hybrid instrument would be a combination of a bond and a call option on oil.

                                       30

      Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Portfolio to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of a Portfolio. Each of the Portfolios will not invest more than 5% of its assets (taken at market value at the time of investment) in hybrid instruments.

      Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Portfolios will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

      Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a
Portfolio's investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES

      The Portfolios may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a
Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including a time when the company's financial condition makes it unlikely that such amounts will be repaid).

      To the extent that a Portfolio is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of
Trustees, in an amount sufficient to meet such commitments.

      The Portfolios may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Portfolios currently intend to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Portfolios' limitation on illiquid investments. For a further discussion of the risks involved in investing in loan participations and other forms of direct indebtedness see "Loan Participations." Participation interests in revolving credit facilities will be subject to the limitations discussed in "Loan Participations." Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust's investment restriction relating to the lending of funds or assets by a
Portfolio.

                                       31

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS

      A Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. When such purchases are outstanding, the
Portfolio will segregate until the settlement date assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount sufficient to meet the purchase price. Typically, no income accrues on securities a Portfolio has committed to purchase prior to the time delivery of the securities is made, although a Portfolio may earn income on securities it has segregated.

      When purchasing a security on a when-issued, delayed delivery or forward commitment basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because a
Portfolio is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Portfolio's other investments. If the Portfolio remains substantially fully invested at a time when when-issued, delayed delivery or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

      When a Portfolio has sold a security on a when-issued, delayed delivery or forward commitment basis, the Portfolio does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Portfolio could miss a favorable price or yield opportunity or could suffer a loss. A Portfolio may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Portfolios may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

SHORT SALES

      The Portfolios may make short sales of securities as part of their overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation that the market price of that security will decline.

      When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

      If the price of the security sold short increases between the time of the short sale and the time and a Portfolio replaces the borrowed security, the
Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

      To the extent that a Portfolio engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of segregated assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees. Each Portfolio does not intend to enter into short sales (other than those "against the box") if immediately after such sale the aggregate of the value of all collateral plus the amount of the segregated assets exceeds one-third of the value of the Portfolio's assets. This percentage may be varied by action of the Trustees. A short sale is "against the box" to the extent that the Portfolio contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The
Portfolios may engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.

                                       32

ILLIQUID SECURITIES

      Each Portfolio may invest in securities that are illiquid so long as no more than 15% of the net assets of the Portfolio (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. The Sub-Adviser may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities.

      The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Portfolio has valued the securities.
Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale (such as privately placed debt securities), and other securities which legally or in the Sub-Adviser's opinion may be deemed illiquid
(not including securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that the Sub-Adviser has determined to be liquid under procedures approved by the Board of Trustees).

      Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

LOANS OF PORTFOLIO SECURITIES

      Subject to certain conditions described in the Prospectus and below, each
Portfolio may make secured loans of its portfolio securities to brokers, dealers and other financial institutions. The amount of such loans by each of the FISH:
Series C and the FISH: Series M will amount to no more than 33 1/3% of its total assets. The FISH: Series R has no such limitation on its ability to make secured loans of its portfolio securities. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Adviser or the Sub-Adviser to be of relatively high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral consisting of U.S.
Government securities, cash or cash equivalents (negotiable certificates of deposit, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal at all times to the market value of the securities lent. The borrower pays to the lending Portfolio an amount equal to any dividends or interest received on the securities lent. The
Portfolio may invest only the cash collateral received in interest-bearing, short-term securities or receive a fee from the borrower. In the case of cash collateral, the Portfolio typically pays a rebate to the lender. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Portfolio retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will do so in order that the securities may be voted by the Portfolio if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Portfolio may also call such loans in order to sell the securities involved. Each Portfolio's performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of either interest, through investment of cash collateral by the
Portfolio in permissible investments, or a fee, if the collateral is U.S.
Government securities.

U.S. GOVERNMENT SECURITIES

      U.S. Government securities are obligations of, or guaranteed by, the U.S.
Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolios' shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by Ginnie Mae, are

                                       33

supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan
Marketing Association, are supported only by the credit of the instrumentality.
U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and
TIGRs, are not issued by the U.S. Treasury, and are therefore not U.S.
Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities
(e.g., STRIPs and CUBEs) are direct obligations of the U.S. Government.

PREFERRED STOCK

      Each Portfolio may invest in preferred stock of U.S. or foreign issuers.
Preferred stock is a form of equity ownership in a corporation. The dividend on a preferred stock is a fixed payment which the corporation is not legally bound to pay. Certain classes of preferred stock are convertible, meaning the preferred stock is convertible into shares of common stock of the issuer. By holding convertible preferred stock, a Portfolio can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock.

REPURCHASE AGREEMENTS

      For the purposes of maintaining liquidity and achieving income, each
Portfolio may enter into repurchase agreements with domestic commercial banks or registered broker-dealers. A repurchase agreement is a contract under which a
Portfolio would acquire a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Portfolio to resell such security at a fixed time and price (representing the Portfolio's cost plus interest). In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. The Sub-Adviser will monitor the creditworthiness of the counterparties.

MUNICIPAL BONDS

      Each Portfolio may invest in securities issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities.

      Municipal bonds share the attributes of a debt/fixed income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. The municipal bonds which the Portfolios may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued pursuant to former federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer's general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer's general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

                                       34

      Under the Code, certain limited obligation bonds are considered "private activity bonds" and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

      FISH: Series C and FISH: Series M. The investment restrictions set forth below are fundamental policies of each of the FISH: Series C and the FISH:
Series M and may not be changed with respect to these Portfolios without shareholder approval by vote of a majority of the outstanding voting securities of that Portfolio. Under these restrictions, neither of these Portfolios may:

      (1) borrow money in excess of 10% of the value (taken at the lower of cost or current value) of such Portfolio's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased;

      (2) invest in a security if, as a result of such investment, more than 25%
of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S.
Government or its agencies or instrumentalities (or repurchase agreements with respect thereto);

      (3) with respect to 50% of its assets, invest in a security if, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

      (4) with respect to 50% of its assets, invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the
U.S. Government or its agencies or instrumentalities;

      (5) purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or which invest in real estate or interests therein;

      (6) purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or swap agreements), except that any such Portfolio may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments or one or more groups of instruments, and on options on such futures contracts;

      (7) purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures, and except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction;

      (8) borrow money, or pledge, mortgage or hypothecate its assets, except that a Portfolio may (i) borrow from banks or enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, but only if immediately after each borrowing and continuing thereafter, there is asset coverage of 300% and (ii) enter into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts as described in the Prospectus and in this Statement of Additional Information (the deposit of assets in escrow in connection with the writing of covered put and call options and the

                                       35

purchase of securities on a when-issued or delayed delivery basis and collateral arrangements with respect to initial or variation margin deposits for futures contracts, options on futures contracts, and forward foreign currency contracts will not be deemed to be pledges of such Portfolio's assets);

      (9) issue senior securities, except insofar as such Portfolio may be deemed to have issued a senior security by reason of borrowing money in accordance with the Portfolio's borrowing policies (for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security);

      (10) lend any funds or other assets, except that such Portfolio may, consistent with its investment objective and policies: (a) invest in debt obligations, including bonds, debentures, or other debt securities, bankers'
acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements and reverse repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed one-third of the value of its total assets, provided such loans are made in accordance with applicable guidelines established by the SEC and the Trustees of the Trust; or

      (11) act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

      FISH: Series R. The investment restrictions set forth below are fundamental policies of the FISH: Series R and may not be changed with respect to that Portfolio without shareholder approval by vote of a majority of the outstanding voting securities of the Portfolio. Under these restrictions, the
Portfolio may not:

      (1) borrow money or issue any senior security, except to the extent permitted under the 1940 Act and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction from time to time;

      (2) concentrate its investments in a particular "industry," as that term is used in the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction from time to time;

      (3) purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or which invest in real estate or interests therein;

      (4) purchase or sell commodities or commodities contracts or oil, gas or mineral programs. This restriction shall not prohibit the Portfolio, subject to restrictions described in the Prospectus and elsewhere in this Statement of
Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws;

      (5) purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures, and except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction;

      (6) make loans, except to the extent permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction from time to time; or

                                       36

      (7) act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

      Each Portfolio is also subject to the following non-fundamental restriction (which may be changed without shareholder approval). No Portfolio may, under normal circumstances, invest less than 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities. Derivative instruments with economic characteristics similar to fixed income securities will be treated as fixed income securities for purposes of this non-fundamental investment restriction. The Portfolio may not change this non-fundamental investment restriction unless the Portfolio provides shareholders with the notice required by Rule 35d-1 under the 1940 Act, as it may be amended or interpreted by the SEC from time to time.

      In addition, the FISH: Series C and the FISH: Series M are subject to the following non-fundamental restriction (which may be changed without shareholder approval). Neither Portfolio may invest more than 15% of its net assets (taken at market value at the time of the investment) in "illiquid securities,"
illiquid securities being defined to include repurchase agreements maturing in more than seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide withdrawal penalties upon prepayment (other than overnight deposits), or other securities which legally or in the Adviser's or Sub-Adviser's opinion may be deemed illiquid (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that the Adviser or Sub-Adviser has determined to be liquid under procedures approved by the Board of Trustees).

OTHER INFORMATION REGARDING INVESTMENT RESTRICTIONS

      Unless otherwise indicated, all limitations applicable to a Portfolio's investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security, or change in the percentage of a Portfolio's assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio's total assets, will not require the Portfolio to dispose of an investment. In the event that ratings services assign different ratings to the same security, the
Adviser or Sub-Adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

      The FISH: Series R interprets its policies with respect to borrowing and lending to permit such activities as may be lawful for the Portfolio, to the full extent permitted by the 1940 Act or by exemption from the provisions therefrom pursuant to exemptive order of the SEC.

      Each Portfolio would be deemed to "concentrate" in a particular industry if it invested 25% or more of its total assets in that industry. The Portfolios'
industry concentration policy does not preclude the Portfolios from focusing investments in issuers in a group of related industrial sectors (such as different types of utilities). The Portfolios' industry concentration policy does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto).

      The phrase "shareholder approval," as used in the Prospectus and this
Statement of Additional Information, and the phrase a "vote of a majority of the outstanding voting securities," as used herein, mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Portfolio or the
Trust, as the case may be, or (2) 67% or more of the shares of a Portfolio or the Trust, as the case may be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

      To the extent a Portfolio covers its commitment under a reverse repurchase agreement or other derivative instrument by the designation of assets determined by the Sub-Adviser to be liquid in accordance with procedures adopted by the
Trustees, equal in value to the amount of the Portfolio's commitment, such instrument will not be considered a "senior security" for purposes of the
Portfolios' limitations on borrowings.

                                       37

                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

      The business of the Trust is managed under the direction of the Trust's
Board of Trustees. Subject to the provisions of the Trust's Declaration of
Trust, its Bylaws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Trust's officers.

      The Trustees and officers of the Trust, their ages, the position they hold with the Trust, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other public company directorships held by the Trustee are listed in the two tables immediately following. Except as shown, each Trustee's and officer's principal occupation and business experience for the last five years have been with the employer(s)
indicated, although in some cases the Trustee may have held different positions with such employer(s). Unless otherwise indicated, the business address of the persons listed below is c/o Allianz Global Investors Fund Management LLC, 1345
Avenue of the Americas, New York, New York 10105.

                                    TRUSTEES

=============================================================================================================
                                                                                  NUMBER OF
                                    TERM OF                                      PORTFOLIOS
                                  OFFICE AND               PRINCIPAL               IN FUND         OTHER
      NAME         POSITION(S)     LENGTH OF             OCCUPATION(S)             COMPLEX     DIRECTORSHIPS
    ADDRESS         HELD WITH        TIME               DURING THE PAST          OVERSEEN BY      HELD BY
    AND AGE           TRUST         SERVED*                 5 YEARS                TRUSTEE        TRUSTEE
-------------------------------------------------------------------------------------------------------------

INDEPENDENT
TRUSTEES**
Paul Belica        Trustee       Since          Trustee, Fixed Income SHares,        24            None.
09/27/1921                       inception      PIMCO Municipal Income Fund,
                                 (March 2000)   PIMCO California Municipal
                                                Income Fund, PIMCO New York
                                                Municipal Income Fund, PIMCO
                                                Corporate Income Fund, PIMCO
                                                Municipal Income Fund II,
                                                PIMCO California Municipal
                                                Income Fund II, PIMCO New
                                                York Municipal Income Fund
                                                II, PIMCO Municipal Income
                                                Fund III, PIMCO California
                                                Municipal Income Fund III,
                                                PIMCO New York Municipal
                                                Income Fund III, PIMCO
                                                Corporate Opportunity Fund,
                                                Nicholas-Applegate
                                                Convertible & Income Fund,
                                                PIMCO High Income Fund,
                                                Nicholas-Applegate

                                       38

=============================================================================================================
                                                                                  NUMBER OF
                                    TERM OF                                      PORTFOLIOS
                                  OFFICE AND               PRINCIPAL               IN FUND         OTHER
      NAME         POSITION(S)     LENGTH OF             OCCUPATION(S)             COMPLEX     DIRECTORSHIPS
    ADDRESS         HELD WITH        TIME               DURING THE PAST          OVERSEEN BY      HELD BY
    AND AGE           TRUST         SERVED*                 5 YEARS                TRUSTEE        TRUSTEE
-------------------------------------------------------------------------------------------------------------

                                                Convertible & Income Fund II,
                                                PIMCO Floating Rate Income Fund,
                                                PIMCO Floating Rate Strategy
                                                Fund, Nicholas-Applegate
                                                International & Premium Strategy
                                                Fund, NFJ Dividend, Interest and
                                                Premium Strategy Fund and PIMCO
                                                Global STOCKSplus & Income Fund;
                                                Director, Municipal Advantage
                                                Fund Inc.; Formerly Director,
                                                Student Loan Finance Corp.,
                                                Education Loans, Inc., Goal
                                                Funding, Inc., Goal Funding II,
                                                Inc. and Surety Loan Fund, Inc.;
                                                Formerly, Manager of Stratigos
                                                Fund LLC, Whistler Fund LLC,
                                                Xanthus Fund LLC & Wynstone Fund
                                                LLC; and Formerly, senior
                                                executive and member of the
                                                Board of Smith Barney, Harris
                                                Upham & Co.

Robert E.          Trustee,      Since 2000     Trustee, Fixed Income SHares,        24            None.
Connor             Chairman                     PIMCO Municipal Income Fund,
09/17/1934                                      PIMCO California Municipal
                                                Income Fund, PIMCO New York
                                                Municipal Income Fund, PIMCO
                                                Corporate Income Fund, PIMCO
                                                Municipal Income Fund II, PIMCO
                                                California Municipal Income Fund
                                                II, PIMCO New York Municipal
                                                Income Fund II, PIMCO Municipal
                                                Income Fund III, PIMCO
                                                California Municipal Income Fund
                                                III, PIMCO New York Municipal
                                                Income Fund III, PIMCO Corporate
                                                Opportunity Fund,
                                                Nicholas-Applegate Convertible &
                                                Income Fund,

                                       39

=============================================================================================================
                                                                                  NUMBER OF
                                    TERM OF                                      PORTFOLIOS
                                  OFFICE AND               PRINCIPAL               IN FUND         OTHER
      NAME         POSITION(S)     LENGTH OF             OCCUPATION(S)             COMPLEX     DIRECTORSHIPS
    ADDRESS         HELD WITH        TIME               DURING THE PAST          OVERSEEN BY      HELD BY
    AND AGE           TRUST         SERVED*                 5 YEARS                TRUSTEE        TRUSTEE
-------------------------------------------------------------------------------------------------------------

                                                PIMCO High Income Fund,
                                                Nicholas-Applegate Convertible &
                                                Income Fund II, PIMCO Floating
                                                Rate Income Fund, PIMCO Floating
                                                Rate Strategy Fund,
                                                Nicholas-Applegate International
                                                & Premium Strategy Fund, NFJ
                                                Dividend, Interest and Premium
                                                Strategy Fund and PIMCO Global
                                                STOCKSplus & Income Fund;
                                                Director, Municipal Advantage
                                                Fund, Inc.; Corporate Affairs
                                                Consultant. Formerly, Senior
                                                Vice President, Corporate
                                                Office, Smith Barney Inc.

John J.            Trustee       Since 2005     Trustee, Fixed Income SHares,        23            None.
Dalessandro II                                  PIMCO Municipal Income Fund,
07/26/1937                                      PIMCO California Municipal
                                                Income Fund, PIMCO New York
                                                Municipal Income Fund, PIMCO
                                                Corporate Income Fund, PIMCO
                                                Municipal Income Fund II, PIMCO
                                                California Municipal Income Fund
                                                II, PIMCO New York Municipal
                                                Income Fund II, PIMCO Municipal
                                                Income Fund III, PIMCO
                                                California Municipal Income Fund
                                                III, PIMCO New York Municipal
                                                Income Fund III, PIMCO Corporate
                                                Opportunity Fund,
                                                Nicholas-Applegate Convertible &
                                                Income Fund, PIMCO High Income
                                                Fund, Nicholas-Applegate
                                                Convertible & Income Fund II;
                                                PIMCO Floating Rate Income Fund,
                                                PIMCO Floating Rate Strategy
                                                Fund; Nicholas-Applegate
                                                International & Premium

                                       40

=============================================================================================================
                                                                                  NUMBER OF
                                    TERM OF                                      PORTFOLIOS
                                  OFFICE AND               PRINCIPAL               IN FUND         OTHER
      NAME         POSITION(S)     LENGTH OF             OCCUPATION(S)             COMPLEX     DIRECTORSHIPS
    ADDRESS         HELD WITH        TIME               DURING THE PAST          OVERSEEN BY      HELD BY
    AND AGE           TRUST         SERVED*                 5 YEARS                TRUSTEE        TRUSTEE
-------------------------------------------------------------------------------------------------------------

                                                Strategy Fund, NFJ Dividend,
                                                Interest and Premium Strategy
                                                Fund and PIMCO Global STOCKSplus
                                                & Income Fund. Formerly,
                                                President and Director, J.J.
                                                Dalessandro II Ltd., registered
                                                broker-dealer and member of the
                                                New York Stock Exchange.

Hans W. Kertess    Trustee       Since 2005     Trustee, Fixed Income SHares,        23            None.
07/12/1939                                      PIMCO Municipal Income Fund,
                                                PIMCO California Municipal
                                                Income Fund, PIMCO New York
                                                Municipal Income Fund, PIMCO
                                                Corporate Income Fund, PIMCO
                                                Municipal Income Fund II, PIMCO
                                                California Municipal Income Fund
                                                II, PIMCO New York Municipal
                                                Income Fund II, PIMCO Municipal
                                                Income Fund III, PIMCO
                                                California Municipal Income Fund
                                                III, PIMCO New York Municipal
                                                Income Fund III, PIMCO Corporate
                                                Opportunity Fund,
                                                Nicholas-Applegate Convertible &
                                                Income Fund, PIMCO High Income
                                                Fund, Nicholas-Applegate
                                                Convertible & Income Fund II,
                                                PIMCO Floating Rate Income Fund,
                                                PIMCO Floating Rate Strategy
                                                Fund, Nicholas-Applegate
                                                International & Premium Strategy
                                                Fund,, NFJ Dividend, Interest
                                                and Premium Strategy Fund and
                                                PIMCO Global STOCKSplus & Income
                                                Fund. Formerly, President, H.
                                                Kertess & Co.; Formerly,
                                                Managing Director, Royal Bank of
                                                Canada

                                       41

=============================================================================================================
                                                                                  NUMBER OF
                                    TERM OF                                      PORTFOLIOS
                                  OFFICE AND               PRINCIPAL               IN FUND         OTHER
      NAME         POSITION(S)     LENGTH OF             OCCUPATION(S)             COMPLEX     DIRECTORSHIPS
    ADDRESS         HELD WITH        TIME               DURING THE PAST          OVERSEEN BY      HELD BY
    AND AGE           TRUST         SERVED*                 5 YEARS                TRUSTEE        TRUSTEE
-------------------------------------------------------------------------------------------------------------

                                                Capital Markets.

R. Peter           Trustee       Since 2005     Trustee, Fixed Income SHares,        20            None.
Sullivan III                                    PIMCO Municipal Income Fund,
09/04/1941                                      PIMCO California Municipal
                                                Income Fund, PIMCO New York
                                                Municipal Income Fund, PIMCO
                                                Corporate Income Fund, PIMCO
                                                Municipal Income Fund II, PIMCO
                                                California Municipal Income Fund
                                                II, PIMCO New York Municipal
                                                Income Fund II, PIMCO Municipal
                                                Income Fund III, PIMCO
                                                California Municipal Income Fund
                                                III, PIMCO New York Municipal
                                                Income Fund III, PIMCO Corporate
                                                Opportunity Fund,
                                                Nicholas-Applegate Convertible &
                                                Income Fund, PIMCO High Income
                                                Fund, Nicholas-Applegate
                                                Convertible & Income Fund II,
                                                PIMCO Floating Rate Income Fund,
                                                and PIMCO Floating Rate Strategy
                                                Fund,. Formerly, Managing
                                                Partner, Wagner Stott Mercator
                                                (a/k/a Bear Wagner Specialist
                                                LLC) (NYSE specialist firm).

                                       42

INTERESTED
TRUSTEE***
David C. Flattum   Trustee       Since 2005     Managing Director, Chief             53            None.
08/27/1964                                      Operating Officer, General
                                                Counsel and Member of the
                                                Management Board, Allianz Global
                                                Investors of America L.P.
                                                ("AGI"); Member of the
                                                Management Board, Allianz Global
                                                Investors Fund Management LLC;
                                                Trustee; PIMCO Funds:
                                                Multi-Manager Series, Fixed
                                                Income Shares, PIMCO Municipal
                                                Income Fund, PIMCO California
                                                Municipal Income Fund, PIMCO New
                                                York Municipal Income Fund,
                                                PIMCO Corporate Income Fund,
                                                PIMCO Municipal Income Fund II,
                                                PIMCO California Municipal
                                                Income Fund II, PIMCO New York
                                                Municipal Income Fund II, PIMCO
                                                Municipal Income Fund III, PIMCO
                                                California Municipal Income Fund
                                                III, PIMCO New York Municipal
                                                Income Fund III, PIMCO Corporate
                                                Opportunity Fund,
                                                Nicholas-Applegate Convertible &
                                                Income Fund, Nicholas-Applegate
                                                Convertible & Income Fund II,
                                                PIMCO High Income Fund and PIMCO
                                                Floating Rate Income Fund and
                                                PIMCO Floating Rate Strategy
                                                Fund; Director, Municipal
                                                Advantage Fund. Formerly, Head
                                                of Corporate Functions of AGI;
                                                Partner, Latham & Watkins LLP
                                                (1998-2001).

*     Under the Trust's Declaration of Trust, a Trustee serves until his or her retirement, resignation or replacement.

**    "Independent Trustees" are those Trustees who are not "interested persons"
      of the Trust, as defined in the 1940 Act.

***   "Interested Trustees" are those who are "interested persons of the Trust, as defined in the 1940 Act. Mr. Flattum is an "interested person" of the
      Trust due to his affiliation with AGI and the Manager. In addition to Mr.
      Flattum's positions with affiliated persons of the Trust set forth in the table above, he holds the following positions with affiliated persons:
      Director of PIMCO Global Advisors (Resources) Limited;

                                       43

      Managing Director, Allianz Global Investors U.S. Equities LLC, Allianz
      Hedge Fund Partners Holding L.P., Allianz Pac-Life Partners LLC, PIMCO
      Advisors Holdings LLC; Director and Chief Executive Officer, Oppenheimer
      Group, Inc.

                                    OFFICERS

====================================================================================================================

                                        TERM OF
                                       OFFICE AND                               PRINCIPAL
       NAME          POSITION(S)       LENGTH OF                              OCCUPATION(S)
     ADDRESS          HELD WITH           TIME                                 DURING PAST
     AND AGE            TRUST           SERVED+                                  5 YEARS

====================================================================================================================

Brian S.            President &     Since December     Executive Vice President, Allianz Global Investors Fund
Shlissel            Chief           2002.  Formerly,   Management LLC; Trustee, President and Chief Executive
1345 Avenue of      Executive       President &        Officer, Premier VIT; President and Chief Executive
the Americas        Officer         Treasurer,         Officer, Fixed Income SHares, Nicholas-Applegate
47th floor                          December 2000-     Convertible & Income Fund, Nicholas-Applegate Convertible &
New York,                           December 2002.     Income Fund II, PIMCO Corporate Opportunity Fund, PIMCO
NY 10105                                               Corporate Income Fund, PIMCO Municipal Income Fund, PIMCO
11/14/1964                                             California Municipal Income Fund, PIMCO New York Municipal
                                                       Income Fund, PIMCO Municipal Income Fund II, PIMCO
                                                       California Municipal Income Fund II, PIMCO New York
                                                       Municipal Income Fund II, PIMCO Municipal Income Fund III,
                                                       PIMCO California Municipal Income Fund III, PIMCO New York
                                                       Municipal Income Fund III, Municipal Advantage Fund, Inc.,
                                                       PIMCO High Income Fund, PIMCO Floating Rate Income Fund,
                                                       PIMCO Floating Rate Strategy Fund, NFJ Dividend, Interest &
                                                       Premium Strategy Fund, Nicholas-Applegate International &
                                                       Premium Strategy Fund and PIMCO Global StocksPLUS & Income
                                                       Fund; Treasurer and Principal Financial and Accounting
                                                       Officer, Allianz Funds.

                                       44

====================================================================================================================

                                        TERM OF
                                       OFFICE AND                               PRINCIPAL
       NAME          POSITION(S)       LENGTH OF                              OCCUPATION(S)
     ADDRESS          HELD WITH           TIME                                 DURING PAST
     AND AGE            TRUST           SERVED+                                  5 YEARS

====================================================================================================================

Lawrence G.         Treasurer and   Since December     Senior Vice President, Allianz Global Investors Fund
Altadonna           Principal       2002               Management LLC; Treasurer and Principal Financial and
1345 Avenue of      Financial and                      Accounting Officer, Nicholas-Applegate Convertible & Income
the Americas        Accounting                         Fund, Nicholas-Applegate Convertible & Income Fund II,
47th Floor          Officer                            PIMCO Corporate Opportunity Fund, PIMCO Corporate Income
New York,                                              Fund, PIMCO Municipal Income Fund, PIMCO California
NY 10105                                               Municipal Income Fund, PIMCO New York Municipal Income
03/10/1966                                             Fund, PIMCO Municipal Income Fund II, PIMCO California
                                                       Municipal Income Fund II, PIMCO New York Municipal Income
                                                       Fund II, PIMCO Municipal Income Fund III, PIMCO California
                                                       Municipal Income Fund III, PIMCO New York Municipal Income
                                                       Fund III, Municipal Advantage Fund, Inc., PIMCO High Income
                                                       Fund, PIMCO Floating Rate Income Fund, PIMCO Floating Rate
                                                       Strategy Fund, NFJ Dividend, Interest & Premium Strategy
                                                       Fund, Nicholas-Applegate International & Premium Strategy
                                                       Fund and PIMCO Global StocksPLUS & Income Fund; Treasurer,
                                                       Premier VIT; Assistant Treasurer, Allianz Funds.

Thomas  J.          Secretary and   Since December     Senior Vice President, Senior Fund Attorney, Allianz Global
Fuccillo            Chief Legal     2004               Investors of America L.P., Secretary and Chief Legal
1345 Avenue of      Officer                            Officer, PIMCO Municipal Income Fund, PIMCO California
the Americas                                           Municipal Income Fund, PIMCO New York Municipal Income
50th Floor                                             Fund, PIMCO Municipal Income Fund II, PIMCO California
New York,                                              Municipal Income Fund II, PIMCO New York Municipal Income
NY 10105                                               Fund II, PIMCO Municipal Income Fund III, PIMCO California
03/22/1968                                             Municipal Income Fund III, PIMCO New York Municipal Income
                                                       Fund III, PIMCO Corporate Income Fund, PIMCO Corporate
                                                       Opportunity Fund, PIMCO High Income Fund,
                                                       Nicholas-Applegate Convertible & Income Fund,
                                                       Nicholas-Applegate Convertible & Income Fund II, PIMCO
                                                       Floating Rate Income Fund, PIMCO Floating Rate Strategy
                                                       Fund, NFJ Dividend, Interest & Premium Strategy Fund,
                                                       Nicholas-Applegate International & Premium Strategy Fund,
                                                       PIMCO Global StocksPLUS & Income Fund, Municipal Advantage
                                                       Fund Inc., Fixed Income SHares and Premier VIT. Formerly,
                                                       Vice President and Associate General Counsel, Neuberger
                                                       Berman, LLC.

                                       45

====================================================================================================================

                                        TERM OF
                                       OFFICE AND                               PRINCIPAL
       NAME          POSITION(S)       LENGTH OF                              OCCUPATION(S)
     ADDRESS          HELD WITH           TIME                                 DURING PAST
     AND AGE            TRUST           SERVED+                                  5 YEARS

====================================================================================================================

Youse Guia          Chief           Since September    Senior Vice President, Group Compliance Manager, Allianz
680 Newport         Compliance      2004               Global Investors of America L.P. (since 2004). Chief
Center Drive,       Officer                            Compliance Officer, Allianz Funds, PIMCO Municipal Income
Suite 250                                              Fund, PIMCO California Municipal Income Fund, PIMCO New
Newport Beach,                                         York Municipal Income Fund, PIMCO Municipal Income Fund II,
CA   92660                                             PIMCO California Municipal Income Fund II, PIMCO New York
09/03/1972                                             Municipal Income Fund II, PIMCO Municipal Income Fund III,
                                                       PIMCO California Municipal Income Fund III, PIMCO New York
                                                       Municipal Income Fund III, PIMCO Corporate Income Fund,
                                                       PIMCO Corporate Opportunity Fund, Nicholas-Applegate
                                                       Convertible & Income Fund, PIMCO High Income Fund,
                                                       Nicholas-Applegate Convertible & Income Fund II, PIMCO
                                                       Floating Rate Income Fund, PIMCO Floating Rate Strategy
                                                       Fund, NFJ Dividend, Interest & Premium Strategy Fund,
                                                       Nicholas-Applegate International & Premium Strategy Fund,
                                                       PIMCO Global StocksPLUS & Income Fund, Municipal Advantage
                                                       Fund Inc., Fixed Income SHares and Premier VIT. Formerly,
                                                       Vice President, Group Compliance Manager, Allianz Global
                                                       Investors of America L.P. (since 2002). Audit Manager,
                                                       PricewaterhouseCoopers LLP (1996-2002).

+     Under the Trust's Bylaws, an officer serves until his or her successor is elected or qualified, or until he or she sooner dies, resigns, is removed or becomes disqualified. Officers hold office at the pleasure of the
      Trustees.

                                       46

For officers of the Trust, positions held with affiliated persons or principal underwriters of the Trust are listed in the following table:

================================================================================
                                          POSITIONS HELD WITH
                                         AFFILIATED PERSONS OR
                                         PRINCIPAL UNDERWRITERS
        NAME                                  OF THE TRUST

================================================================================
Brian S. Shlissel       Executive Vice President, Allianz Global Investors Fund
                        Management LLC; Trustee, President and Chief Executive
                        Officer, Premier VIT; President and Chief Executive
                        Officer, Nicholas-Applegate Convertible & Income Fund,
                        Nicholas-Applegate Convertible & Income Fund II, PIMCO
                        Corporate Opportunity Fund, PIMCO Corporate Income Fund,
                        PIMCO Municipal Income Fund, PIMCO California Municipal
                        Income Fund, PIMCO New York Municipal Income Fund, PIMCO
                        Municipal Income Fund II, PIMCO California Municipal
                        Income Fund II, PIMCO New York Municipal Income Fund II,
                        PIMCO Municipal Income Fund III, PIMCO California
                        Municipal Income Fund III, PIMCO New York Municipal
                        Income Fund III, Municipal Advantage Fund, Inc., PIMCO
                        High Income Fund, PIMCO Floating Rate Income Fund, PIMCO
                        Floating Rate Strategy Fund, NFJ Dividend, Interest &
                        Premium Strategy Fund, Nicholas-Applegate International
                        & Premium Strategy Fund and PIMCO Global StocksPLUS &
                        Income Fund; Assistant Treasurer and Principal Financial
                        and Accounting Officer, Allianz Funds.

Lawrence G. Altadonna   Senior Vice President, Allianz Global Investors Fund
                        Management LLC; Treasurer and Principal Financial and
                        Accounting Officer, PIMCO Municipal Income Fund, PIMCO
                        California Municipal Income Fund, PIMCO New York
                        Municipal Income Fund, PIMCO Municipal Income Fund II,
                        PIMCO California Municipal Income Fund II, PIMCO New
                        York Municipal Income Fund II, PIMCO Municipal Income
                        Fund III, PIMCO California Municipal Income Fund III,
                        PIMCO New York Municipal Income Fund III, PIMCO
                        Corporate Income Fund, PIMCO Corporate Opportunity Fund,
                        Nicholas-Applegate Convertible & Income Fund, PIMCO High
                        Income Fund, Nicholas-Applegate Convertible & Income
                        Fund II, PIMCO Floating Rate Income Fund, PIMCO Floating
                        Rate Strategy Fund and Municipal Advantage Fund, Inc.;
                        Treasurer, Premier VIT; Assistant Treasurer, Allianz
                        Funds.

Thomas  J. Fuccillo     Senior Vice President, Senior Fund Attorney, Allianz
                        Global Investors of America L.P., Secretary and Chief
                        Legal Officer, PIMCO Municipal Income Fund, PIMCO
                        California Municipal Income Fund, PIMCO New York
                        Municipal Income Fund, PIMCO Municipal Income Fund II,
                        PIMCO California Municipal Income Fund II, PIMCO New
                        York Municipal Income Fund II, PIMCO Municipal Income
                        Fund III, PIMCO California Municipal Income Fund III,
                        PIMCO New York Municipal Income Fund III, PIMCO
                        Corporate Income Fund, PIMCO Corporate Opportunity Fund,
                        PIMCO High Income Fund, Nicholas-Applegate Convertible &
                        Income Fund, Nicholas-Applegate Convertible & Income
                        Fund II, PIMCO Floating Rate Income Fund, PIMCO Floating
                        Rate Strategy Fund, NFJ Dividend, Interest & Premium
                        Strategy Fund, Nicholas-Applegate International &
                        Premium Strategy Fund, PIMCO Global StocksPLUS & Income
                        Fund, Municipal Advantage Fund Inc., and Premier VIT.

                                       47

================================================================================
                                          POSITIONS HELD WITH
                                         AFFILIATED PERSONS OR
                                         PRINCIPAL UNDERWRITERS
        NAME                                  OF THE TRUST

================================================================================
Youse Guia              Senior Vice President, Group Compliance Manager, Allianz
                        Global Investors of America L.P. (since 2004). Chief
                        Compliance Officer, Allianz Funds, PIMCO Municipal
                        Income Fund, PIMCO California Municipal Income Fund,
                        PIMCO New York Municipal Income Fund, PIMCO Municipal
                        Income Fund II, PIMCO California Municipal Income Fund
                        II, PIMCO New York Municipal Income Fund II, PIMCO
                        Municipal Income Fund III, PIMCO California Municipal
                        Income Fund III, PIMCO New York Municipal Income Fund
                        III, PIMCO Corporate Income Fund, PIMCO Corporate
                        Opportunity Fund, Nicholas-Applegate Convertible &
                        Income Fund, PIMCO High Income Fund, Nicholas-Applegate
                        Convertible & Income Fund II, PIMCO Floating Rate Income
                        Fund, PIMCO Floating Rate Strategy Fund, NFJ Dividend,
                        Interest & Premium Strategy Fund, Nicholas-Applegate
                        International & Premium Strategy Fund, PIMCO Global
                        StocksPLUS & Income Fund, Municipal Advantage Fund Inc.,
                        Fixed Income SHares and Premier VIT. Formerly, Vice
                        President, Group Compliance Manager, Allianz Global
                        Investors of America L.P.

COMMITTEES OF THE BOARD OF TRUSTEES

      The Board has established an Audit Oversight Committee in accordance with
Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the
"Exchange Act"), consisting of Messrs. Belica, Connor, Dalessandro, Kertess and
Sullivan, each of whom is an Independent Trustee. The Audit Oversight Committee
provides oversight with respect to the internal and external accounting and auditing procedures of the Trust and, among other things, determines the selection of an independent registered public accounting firm for the Trust and considers the scope of the audit, approves all audit and permitted non-audit services proposed to be performed by those auditors on behalf of the Trust and services to be performed by the auditors for certain affiliates, including the
Adviser and PIMCO and entities in a control relationship with the Adviser and
PIMCO that provide services to the Trust where the engagement relates directly to the operations and financial reporting of the Trust. The Committee considers the possible effect of those services on the independence of the Trust's independent registered public accounting firm. The Audit Oversight Committee convened twice during the fiscal year ended October 31, 2005.

      The Board has established a Nominating Committee composed solely of
Independent Trustees, consisting of Messrs. Belica, Connor, Dalessandro, Kertess and Sullivan. The Nominating Committee is responsible for reviewing and recommending qualified candidates to the Board in the event that a position is vacated or created. The Nominating Committee will review and consider nominees recommended by shareholders to serve as Trustee, provided any such recommendation is submitted in writing to the Fund, c/o Thomas J. Fuccillo,
Secretary, at the address of the principal executive offices of the Fund. The
Nominating Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person so recommended and considered by a committee will be nominated for election to the Board. The
Nominating Committee convened once during the fiscal year ended October 31,
2005.

      The Board has established a Valuation Committee, which consists of Messrs.
Belica, Connor, Dalessandro, Kertess and Sullivan. The Board has delegated to the Committee, pursuant to procedures adopted by the Board, the responsibility to determine or cause to be determined the fair value of the Trust's portfolio securities and other assets when market quotations are not readily available.
The Valuation Committee reviews and approves procedures for the valuation of
Trust's portfolio securities and periodically reviews information from the
Adviser or PIMCO regarding fair value and liquidity determination made pursuant to Board-approved procedures, and makes related

                                       48

recommendations to the full Board and assists the full Board in resolving particular valuation matters. The Valuation Committee did not meet during the fiscal year ended October 31, 2005.

SECURITIES OWNERSHIP

      For each Trustee, the following table discloses the dollar range of equity securities in the Trust beneficially owned by the Trustee and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the
Trust's family of investment companies as of December 31, 2005:

================================================================================
                                                AGGREGATE DOLLAR RANGE OF EQUITY
                                                  SECURITIES IN ALL REGISTERED
                                                 INVESTMENT COMPANIES OVERSEEN
                        DOLLAR RANGE OF EQUITY      BY TRUSTEE IN FAMILY OF
     NAME OF TRUSTEE    SECURITIES IN THE TRUST       INVESTMENT COMPANIES
================================================================================
INDEPENDENT TRUSTEES
Paul Belica                      None                    Over $100,000

Robert E. Connor                 None                         None

John J. Dalessandro II           None                         None

Hans W. Kertess                  None                         None

R. Peter Sullivan III            None                         None

INTERESTED TRUSTEE
David C. Flattum                 None                    Over $100,000
================================================================================

For Independent Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust as of December 31, 2005:

                        NAME OF OWNERS
                             AND
                        RELATIONSHIPS
                          TO TRUSTEE                                 VALUE OF    PERCENT OF
   NAME OF TRUSTEE        OR NOMINEE     COMPANY   TITLE OF CLASS   SECURITIES     CLASS
----------------------  --------------   -------   --------------   ----------   ----------

Paul Belica                  None         None          N/A             N/A         N/A
Robert E. Connor             None         None          N/A             N/A         N/A
John J. Dalessandro II       None         None          N/A             N/A         N/A
Hans W. Kertess              None         None          N/A             N/A         N/A
R. Peter Sullivan II         None         None          N/A             N/A         N/A

                                       49

COMPENSATION

      The Trustees currently receive (i) $2,000 per quarterly board meeting,
(ii) $1,000 for each board meeting in excess of four per year if the meetings are attended in person and (iii) $500 for each telephonic meeting. In addition, each Trustee who serves as a member of the Audit Oversight Committee will receive an additional $500 per meeting. The Trust's Independent Chairman, if any, will annually receive an additional $2,500 per year. The Audit Oversight
Committee Chairman will receive an additional $750 per year.

      The Trust does not provide any pension or other retirement benefits to its
Trustees.

      The following table sets forth information regarding compensation received by those Trustees who are not "interested persons" (as defined in the 1940 Act)
of the Trust for the fiscal year ended October 31, 2005:

============================================================================================
                                          PENSION OR
                                          RETIREMENT                             TOTAL
                                           BENEFITS                          COMPENSATION
                                          ACCRUED AS       ESTIMATED          FROM TRUST
                           AGGREGATE         PART       ANNUAL BENEFITS    AND FUND COMPLEX
       NAME OF            COMPENSATION     OF TRUST           UPON               PAID
  PERSON, POSITION*        FROM TRUST      EXPENSES        RETIREMENT        TO TRUSTEES**
============================================================================================

Paul Belica                  7,500            N/A             N/A               159,950

Robert E. Connor             8,750            N/A             N/A               226,825

John J. Dalessandro II       6,500            N/A             N/A               168,250

Hans W. Kertess              6,500            N/A             N/A               172,750

R. Peter Sullivan III        6,500            N/A             N/A               138,795

============================================================================================

*     Mr. Flattum will not receive compensation from the Trust for his services as Trustee.

**    In addition to serving as trustees of the Trust during the most recently completed fiscal year, each Trustee served as Trustee or director of several closed-end and/or open-end investment companies advised by the
      Adviser. Mr. Belica and Mr. Connor serve as Trustee or director of 23 such investment companies; Messrs. Dalessandro and Kertess serve as Trustee or director of 22 such investment companies; and Mr. Sullivan serves as
      Trustee or director of 20 such investment companies. These investment companies are considered to be in the same "Fund Complex" as the Trust.

CODE OF ETHICS

      The Trust, the Adviser, the Sub-Adviser and principal underwriter have each adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Trust.

PROXY VOTING POLICIES

      The Board of Trustees has delegated to the Adviser, and the Adviser has in turn delegated to the Sub-Adviser, responsibility for voting any proxies relating to portfolio securities held by a Portfolio in accordance with

                                       50

the Sub-Adviser's proxy voting policies and procedures. Copies of the proxy voting policies and procedures to be followed by the Trust, the Adviser and the
Sub-Adviser on behalf of the Portfolios, including procedures to be used when a vote represents a conflict of interest, are attached hereto as Appendix A
("Proxy Voting Policies"). Copies of these proxy voting policies and procedures are also available, without charge, by calling 1-800-426-9727 or on the Trust's website at www.allianzinvestors.com. Information about how the Portfolios voted proxies relating to portfolio securities held during the twelve months ended
June 30, 2005 is available (i) without charge, upon request, by calling the
Trust at (800) 462-9727; (ii) on the Trust's website at
www.allianzinvestors.com; and (iii) on the Securities and Exchange Commission's
website at www.sec.gov.

INVESTMENT ADVISER

      AGIFM serves as investment adviser to the Portfolios pursuant to an investment advisory agreement (the "Advisory Agreement") between it and the
Trust. The Adviser, a Delaware limited liability company organized in 2000 as a subsidiary successor in the restructuring of a business originally organized in
1987, is wholly-owned by Allianz Global Investors Retail Holdings LLC, a wholly-owned subsidiary of Allianz Global Investors of America L.P. ("AGI")
(formerly Allianz Dresdner Asset Management of America L.P.). AGI was organized as a limited partnership under Delaware law in 1987. AGI's sole general partner is Allianz-Paclife Partners LLC. Allianz-Paclife Partners LLC is a Delaware
limited liability company with three members, ADAM U.S. Holding LLC, a Delaware limited liability company, Pacific Asset Management LLC, a Delaware limited liability company, and Pacific Life Insurance Company ("Pacific Life"), a
California stock life insurance company. Pacific Asset Management LLC is a wholly-owned subsidiary of Pacific Life, which is a wholly-owned subsidiary of
Pacific Mutual Holding Company. Pacific Life also owns an indirect minority equity interest in AGI. The sole member of ADAM U.S. Holding LLC is Allianz
Global Investors of America LLC. Allianz Global Investors of America LLC has two
members, Allianz of America, Inc. ("Allianz of America"), a Delaware corporation which owns a 99.9% non-managing interest, and Allianz Global Investors of
America Holding, Inc., a Delaware corporation which owns a 0.01% managing interest. Allianz of America is a wholly-owned subsidiary of Allianz
Aktiengesellschaft ("Allianz AG"). Allianz Global Investors of America Holding
Inc. is a wholly-owned subsidiary of ADAM GmbH, which is a wholly-owned subsidiary of Allianz AG. Allianz AG indirectly holds a controlling interest in
AGI. Allianz AG is a European-based, multinational insurance and financial services holding company. Allianz AG's address is Koeniginstrasse 28, D-80802,
Munich, Germany. Pacific Life's address is 700 Newport Center Drive, Newport
Beach, California 92660. AGI's address is 888 San Clemente Drive, Suite 100,
Newport Beach, California, 92660.

      The general partner of AGI has substantially delegated its management and control of AGI to an Executive Committee. The Executive Committee of AGI is
comprised of William S. Thompson, Jr. and David C. Flattum.

      The Adviser is located at 1345 Avenue of the Americas, New York, NY 10105.
AGIFM had approximately $39.8 billion in assets under management as of December
31, 2005. AGI together with its subsidiaries had approximately $642.9 billion in assets under management as of December 31, 2005.

      Allianz of America, Inc. ("AZOA") has entered into a put/call arrangement for the possible disposition of Pacific Life's indirect interest in AGI.
Pursuant to this agreement, the quarterly put and/or call options are limited in amount to a maximum of $250 million per quarter from March 2003 through March
2004. In any month subsequent to March 2004, Pacific Life and AZOA can put or call, respectively, all of the Class E Units. The repurchase price for the Class
E Units is calculated based on the financial performance of Pacific Investment
Management Company over the preceding four calendar quarters prior to repurchase, but the amount can increase or decrease in value by a maximum of 2%
per year from the per unit amount as defined in the agreement, calculated as of
December 31 of the preceding calendar year.

      As of the date of this Statement of Additional Information, significant institutional shareholders of Allianz AG currently include Munchener
Ruckversicherungs-Gesellschaft AG ("Munich Re"). Allianz AG in turn owns more than 95% of Dresdner Bank AG. Certain broker-dealers that might be controlled by or affiliated with

                                       51

these entities or Dresdner Bank AG, including Dresdner Klienwort Wasserstein,
Dresdner Kleinwort Benson and Grantchester Securities, Inc. may be considered to be affiliated persons of the PAFM and PIMCO. (Broker-dealer affiliates of such significant institutional shareholders are sometimes referred to herein as
"Affiliated Brokers.") Absent an SEC exemption or other relief, the Portfolios generally are precluded from effecting principal transactions with the
Affiliated Brokers, and their ability to purchase securities being underwritten by an Affiliated Broker or a syndicate including an Affiliated Broker is subject to restrictions. Similarly, the Portfolios' ability to utilize the Affiliated
Brokers for agency transactions is subject to the restrictions of Rule 17e-1 under the 1940 Act. PIMCO does not believe that the restrictions on transactions with the Affiliated Brokers described above will materially adversely affect its ability to provide services to the Portfolios, the Portfolios' ability to take advantage of market opportunities, or the Portfolios' overall performance.

      Allianz AG's address is Koniginstrasse 28, D-80802, Munich, Germany.
Pacific Life's address is 700 Newport Center Drive, Newport Beach, CA 92660.

ADVISORY AGREEMENT

      AGIFM, subject to the supervision of the Board of Trustees, is responsible for providing advice and guidance with respect to the Portfolios and for managing, either directly or through others selected by the Adviser, the investments of the Portfolios. AGIFM also furnishes to the Board of Trustees periodic reports on the investment performance of each Portfolio. As more fully discussed below, AGIFM has engaged an affiliate to serve as Sub-Adviser.

      Under the terms of the Advisory Agreement, AGIFM is obligated to manage the Portfolios in accordance with applicable laws and regulations. The investment advisory services of AGIFM to the Portfolios are not exclusive under the terms of the Advisory Agreement. AGIFM is free to, and does, render investment advisory services to others.

PORTFOLIO MANAGER

      AGIFM employs PIMCO as the Sub-Adviser to provide investment advisory services to each Portfolio pursuant to portfolio management agreements (each a
"Portfolio Management Agreement") between the Adviser and the Portfolio's
Sub-Adviser.

      PIMCO is located at 840 Newport Center Drive, Newport Beach, California
92660. PIMCO is an investment counseling firm founded in 1971. PIMCO is a
Delaware limited liability company and is a majority owned subsidiary of AGI with a minority interest held by PIMCO Partners, LLC. PIMCO Partners, LLC is owned by the current managing directors and executive management of PIMCO. PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31,
2005, PIMCO had approximately $594.1 billion in assets under management.

CERTAIN TERMS OF THE ADVISORY AGREEMENT AND THE PORTFOLIO MANAGEMENT AGREEMENT

      The Advisory Agreement and the Portfolio Management Agreement were each approved by the Trustees of the Trust (including all of the Trustees who are not
"interested persons" of the Adviser or PIMCO). Each Portfolio's Advisory
Agreement and Portfolio Management Agreement will each continue in force with respect to the Portfolio for two years from their respective dates, and from year to year thereafter, but only so long as their continuance is approved at least annually by (i) vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Adviser, the Sub-Adviser or the Trust, and by (ii) the majority vote of either the full
Board of Trustees or the vote of a majority of the outstanding shares of all classes of the Portfolio. Each of the Advisory Agreement and Portfolio
Management Agreement automatically terminates on assignment. Each Portfolio's
Advisory Agreement may be terminated on not less than 60 days' notice by the
Adviser to the Portfolio or by the Portfolio to the Adviser. Each Portfolio's
Portfolio Management Agreement may be terminated

                                       52

on not less than 60 days' notice by the Adviser to the Sub-Adviser or by the
Sub-Adviser to the Sub-Adviser, or by the Portfolio at any time by notice to the
Adviser or Sub-Adviser.

      Each Portfolio's Advisory Agreement and Portfolio Management Agreement
provide that the Adviser and Sub-Adviser, as applicable, shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

      Neither the Advisory Agreement nor the Portfolio Management Agreement
requires the Portfolios to pay any advisory/sub-advisory or other fee to the
Adviser or Sub-Adviser. Although the Portfolios do not compensate the Adviser or
Sub-Adviser directly for their services under the Advisory Agreement or
Portfolio Management Agreement, respectively, the Adviser and Sub-Adviser may benefit from their relationship with the sponsors of wrap fee programs for which the Portfolios are an investment option.

PORTFOLIO MANAGER COMPENSATION

      PIMCO has adopted a "Total Compensation Plan" for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm's mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus. Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO's profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO's deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee's compensation. PIMCO's contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

      SALARY AND BONUS. Base salaries are determined by considering an individual portfolio manager's experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager.
Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

      In addition, the following non-exclusive list of qualitative criteria
(collectively, the "Bonus Factors") may be considered when determining the bonus for portfolio managers:

  o   3-year, 2-year and 1-year dollar-weighted and account-weighted investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Funds) and relative to applicable industry peer groups;

  o   Appropriate risk positioning that is consistent with PIMCO's investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

  o   Amount and nature of assets managed by the portfolio manager;

  o   Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

  o   Generation and contribution of investment ideas in the context of PIMCO's secular and cyclical forums, portfolio strategy meetings, Investment
      Committee meetings, and on a day-to-day basis;

  o   Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

  o   Contributions to asset retention, gathering and client satisfaction;

  o   Contributions to mentoring, coaching and/or supervising; and

  o   Personal growth and skills added.

                                       53

      A portfolio manager's compensation is not based directly on the performance of any portfolio or any other account managed by that portfolio manager. Final award amounts are determined by the PIMCO Compensation Committee.

      RETENTION BONUSES. Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued
employment with PIMCO. Each portfolio manager who is a Senior Vice President or
Executive Vice President of PIMCO receives a variable amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO.

      Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan ("Cash Bonus Plan"), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO's parent company, AGI, and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon AGI's profit growth and
PIMCO's profit growth. Participation in the Cash Bonus Plan is based upon the
Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

      PROFIT SHARING PLAN. Instead of a bonus, portfolio managers who are
Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO's net profits. Portfolio managers who are Managing Directors receive an amount determined by the Managing Director
Compensation Committee, based upon an individual's overall contribution to the firm and the Bonus Factors. Under his employment agreement, William Gross receives a fixed percentage of the profit sharing plan.

      ALLIANZ TRANSACTION RELATED COMPENSATION. In May 2000, a majority interest in the predecessor holding company of PIMCO was acquired by a subsidiary of
Allianz AG ("Allianz"). In connection with the transaction, Mr. Gross received a grant of restricted stock of Allianz, the last of which vested on May 5, 2005.

      From time to time, under the PIMCO Class B Unit Purchase Plan, Managing
Directors and certain executive management (including Executive Vice Presidents)
of PIMCO may become eligible to purchase Class B Units of PIMCO. Upon their purchase, the Class B Units are immediately exchanged for Class A Units of PIMCO
Partners, LLC, a California limited liability company that holds a minority interest in PIMCO and is owned by the Managing Directors and certain executive management of PIMCO. The Class A Units of PIMCO Partners, LLC entitle their holders to distributions of a portion of the profits of PIMCO. The PIMCO
Compensation Committee determines which Managing Directors and executive management may purchase Class B Units and the number of Class B Units that each may purchase. The Class B Units are purchased pursuant to full recourse notes issued to the holder. The base compensation of each Class B Unit holder is increased in an amount equal to the principal amortization applicable to the notes given by the Managing Director or member of executive management.

      Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director's employment with PIMCO.

Account Type               Brynjolfsson         Kiesel              Simon
                          #    AUM($MM)     #     AUM($MM)      #    AUM($MM)
'40 Act Fund              17   35,720.73    3     2,462.02      4    12,319.67
Other pooled vehicles     13   2,026.16     10    2,190.18      7+   2,288.19+
Separate accounts         46*  8,511.91*    16**  2,894.04**    18^  6,268.80^

+     Of these other pooled vehicles, one account totaling $330.54 million in assets pay a performance fee that is based in part on the performance of the accounts.

*     Of these separate accounts, eight accounts totaling $3,109.25 million in assets pay a performance fee that is based in part on the performance of the accounts.

                                       54

**    Of these separate accounts, one account totaling $130.20 million in assets pay a performance fee that is based in part on the performance of the accounts.

^     Of these separate accounts, eight accounts totaling $3,365.93 million in assets pay a performance fee that is based in part on the performance of the accounts.

SECURITIES OWNERSHIP

      The respective primary portfolio managers were not beneficial owners of shares of a Fund managed by such portfolio managers as of 10/31/05.

CONFLICTS OF INTEREST

      From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of a Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Funds, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies than the Funds.

      KNOWLEDGE AND TIMING OF FUND TRADES. A potential conflict of interest may arise as a result of the portfolio manager's day-to- day management of a Fund.
Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund's trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.

      INVESTMENT OPPORTUNITIES. A potential conflict of interest may arise as result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

      Under PIMCO's allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO's investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by- side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.

      PERFORMANCE FEES. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance.
Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Funds on a fair and equitable basis over time.

PORTFOLIO ADMINISTRATOR

      Allianz Global Investors Fund Management LLC serves as administrator (and is referred to in this capacity as the "Administrator") to the Portfolios pursuant to an administration agreement (the "Administration Agreement") with the Trust. The Administrator provides or procures administrative services to the
Portfolios, which include

                                       55

clerical help and accounting, bookkeeping, internal audit services and certain other services they require, and preparation of reports to the Trust's shareholders and regulatory filings. The Administrator may retain affiliates to provide services as sub-administrators. In addition, the Administrator arranges at its own expense for the provision of legal, audit, custody, transfer agency and other services necessary for the ordinary operation of the Portfolios, and is responsible for the costs of registration of the Trust's shares and the printing of prospectuses and shareholder reports for current shareholders. Under the Administration Agreement, the Administrator has agreed to provide or procure these services, and to bear these expenses at no charge to the Portfolios.

      The Administrator has also agreed to bear all costs of the Trust's operations.

      The Administration Agreement may be terminated by the Trust at any time by vote of (1) a majority of the Trustees, (2) a majority of the outstanding voting securities of the Trust, or (3) by a majority of the Trustees who are not interested persons of the Trust or the Administrator, on 60 days' written notice to PAFM.

                          DISTRIBUTION OF TRUST SHARES

DISTRIBUTOR

      Allianz Global Investors Distributors LLC (the "Distributor") serves as the principal underwriter of each Portfolio's shares pursuant to a distribution contract with the Trust. The offering of the Trust's shares is continuous. The
Distributor is not obligated to sell any specific amount of the Trust's shares.
The distribution contract is terminable with respect to a Portfolio without penalty, at any time, by the Portfolio by not more than 60 days' nor less than
30 days' written notice to the Distributor, or by the Distributor upon not more than 60 days' nor less than 30 days' written notice to the Trust. The Trust, on behalf of the Portfolios, pays the Distributor no fees. The Distributor's principal address is 2187 Atlantic Street, Stamford, Connecticut, 06902.

      The distribution contract will continue in effect with respect to each
Portfolio for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the entire Board of
Trustees or by the majority of the outstanding shares of the Portfolio, and (ii)
by a majority of the Trustees who are not interested persons (as defined in the
1940 Act) of the Trust and who have no direct or indirect interest financial interest in the distribution contract by vote cast in person at a meeting called for the purpose. If the distribution contract is terminated (or not renewed)
with respect to one or more Portfolios, it may continue in effect with respect to any Portfolio as to which it has not been terminated (or has been renewed).

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

INVESTMENT DECISIONS AND PORTFOLIO TRANSACTIONS

      Investment decisions for the Portfolios and for the other investment advisory clients of the Adviser and the Sub-Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including each Portfolio). Some securities considered for investment by the Portfolios may also be appropriate for other clients served by the Adviser or the Sub-Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Adviser or Sub-Adviser. Particularly when investing in less liquid or illiquid securities of smaller capitalization companies, such allocation may take into account the asset size of a Portfolio in determining whether the allocation of an investment is suitable. As a result, larger portfolios may become more concentrated in more liquid securities than smaller portfolios or private accounts of the Adviser or the Sub-Adviser pursuing a small

                                       56

capitalization investment strategy, which could adversely affect performance.
The Adviser or the Sub-Adviser may aggregate orders for the Portfolios with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser's or the Sub-Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

BROKERAGE AND RESEARCH SERVICES

      There is generally no stated commission in the case of fixed-income securities, which are traded in the over-the-counter markets, but the price paid by a Portfolio usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by a
Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction.
Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United
States.

      Subject to the supervision of the Adviser, the Sub-Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for each Portfolio through a substantial number of brokers and dealers. In so doing, the
Sub-Adviser uses its best efforts to obtain for each Portfolio the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Sub-Adviser, having in mind each
Portfolio's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

      For the fiscal years ended October 31, 2005, October 31, 2004 and October
31, 2003, the following amounts of brokerage commissions were paid by the
Portfolios:

     Fund         Year Ended 10/31/05  Year Ended 10/31/04   Year Ended 10/31/03
     ----         -------------------  -------------------   -------------------

FISH: Series C         $71,434.5           $50,178.75              $948.75

FISH: Series M         $61,887.5            $10,275.00                $0

FISH: Series R          $1,971.5              $7.50                   $0

      Subject to the supervision of the Adviser, the Sub-Adviser places orders for the purchase and sale of portfolio investments for a Portfolio's accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the accounts of the Portfolios, the
Sub-Adviser will seek the best price and execution of the Portfolios' orders. In doing so, a Portfolio may pay higher commission rates than the lowest available when the Adviser or Sub-Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below.

                                       57

      It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Sub-Adviser receives research services from many broker-dealers with which the Sub-Adviser places a Portfolio's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser and the
Sub-Adviser in advising various of their clients (including the Portfolios), although not all of these services are necessarily useful and of value in managing the Portfolios.

      In reliance on the "safe harbor" provided by Section 28(e) of the Exchange
Act, as amended, the Sub-Adviser may cause a Portfolio to pay broker-dealers which provide them with "brokerage and research services" (as defined in the
Exchange Act) an amount of commission for effecting a securities transaction for a Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction.

      The Sub-Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser or Sub-Adviser where, in the judgment of the Sub-Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers.

      Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the
Adviser or the Sub-Adviser may receive and retain compensation for effecting portfolio transactions for a Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is "executed" on the floor of the exchange by another broker which is not an "associated person" of the affiliated broker-dealer, and if there is in effect a written contract between the Adviser or Sub-Adviser and the Trust expressly permitting the affiliated broker-dealer to receive and retain such compensation.

      SEC rules further require that commissions paid to such an affiliated broker-dealer, the Adviser, or Sub-Adviser by a Portfolio on exchange transactions not exceed "usual and customary brokerage commissions." The rules define "usual and customary" commissions to include amounts which are
"reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time."

      References to the Sub-Adviser in this section would apply equally to the
Adviser if the Adviser were to assume portfolio management responsibilities for a Portfolio and place orders for the purchase and sale of a Portfolio's investments.

PORTFOLIO TURNOVER

      A change in the securities held by a Portfolio is known as "portfolio turnover." The Sub-Adviser manages the Portfolios without regard generally to restrictions on portfolio turnover. The use of futures contracts and other derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for the Portfolios. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. High portfolio turnover (e.g., greater than 100%) involves correspondingly greater expenses to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of a Portfolio, the higher these transaction costs borne by the Portfolio generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains which are taxed when distributed to shareholders who are individuals at ordinary income tax rates). See "Taxation."

      The portfolio turnover rate of a Portfolio is calculated by dividing (a)
the lesser of purchases or sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities

                                       58

owned by the Portfolio during the particular fiscal year. In calculating the rate of portfolio turnover, there is excluded from both (a) and (b) all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the year. Portfolio turnover rates for each Portfolio for each fiscal year since the Portfolio commenced operations are provided in the Prospectus under "Financial Highlights."

DISCLOSURE OF PORTFOLIO HOLDINGS

      The Board of Trustees has adopted, on behalf of the Portfolios, policies and procedures relating to disclosure of a Portfolio's portfolio securities.
These policies and procedures are designed to protect the confidentiality of each Portfolio's portfolio holdings information and to prevent the selective disclosure of such information.

      Each Portfolio may disclose portfolio holdings information as required by applicable law or as requested by governmental authorities. In addition, the
Adviser will post portfolio holdings information at www.allianzinvestors.com.
The website will contain each Portfolio's complete schedule of portfolio holdings as of the last day of the most recent calendar quarter-end. The Adviser will post this information on the website approximately fifteen days after a quarter's end, and such information will remain accessible on the website until the posting of the following quarter's schedule. For each portfolio security
(not including cash positions), the posted information includes: (i) the name of the issuer, (ii) the security type and/or industry classification, (iii) the coupon and maturity date (if applicable), (iv) the aggregate par value, number of shares or number of contracts held, (v) the aggregate market value, (vi)
whether the security is restricted and/or a Rule 144A security, (vii) whether the security is non-income producing and (viii) whether the security was "fair valued" at quarter-end. The posted schedule will also provide each Portfolio's total net assets. Portfolio holdings of each Portfolio will also be disclosed on a quarterly basis on forms required to be filed with the SEC as follows: (i)
portfolio holdings as of the end of each fiscal year ending October 31 will be filed as part of the annual report filed on Form N-CSR; (ii) portfolio holdings as of the end of the fiscal quarter ending January 31 will be filed on Form N-Q;
(iii) portfolio holdings as of the end of the six-month period ending April 30 will be filed as part of the semi-annual report filed on Form N-CSR; and (iv)
portfolio holdings as of the end of the fiscal quarter ending July 30 will be filed on Form N-Q. The Trust's Form N-CSRs and Form N-Qs will be available on the SEC's website at www.sec.gov. If a Portfolio's portfolio holdings information is disclosed to the public (either through a filing on the SEC's
EDGAR website or otherwise) before the disclosure of the information on the website, that Portfolio may post such information on its website.

      Disclosure of a Portfolio's portfolio holdings information that is not publicly available ("Confidential Portfolio Information") may be made to the
Adviser or Sub-Adviser (together, the "Investment Managers"), to the Portfolio's principal underwriter, to AGI or to the Wrap Program Adviser. In addition, the
Investment Managers may distribute (or authorize the relevant Portfolio's custodian or principal underwriter to distribute) Confidential Portfolio
Information to the relevant Portfolio's service providers that require access to such information in order to fulfill their contractual duties with respect to the Portfolio and to facilitate the review of a Portfolio by certain mutual fund analysts and ratings agencies; provided that such disclosure is limited to the information that the Investment Managers believe is reasonably necessary in connection with the services to be provided.

      Before any disclosure of Confidential Portfolio Information to unaffiliated third parties is permitted, however, the Investment Manager's Chief
Compliance Officer (or persons designated by the Investment Manager's Chief
Compliance Officer) must determine that, under the circumstances, disclosure is in or not opposed to the best interests of the relevant Portfolio. Furthermore, the unaffiliated recipient of Confidential Portfolio Information must be subject to a written confidentiality agreement that prohibits any trading upon the
Confidential Portfolio Information. The Investment Managers may not receive any compensation or other consideration for disclosing the Confidential Portfolio
Information.

      Exceptions to these procedures may only be made if the Trust's Chief
Executive Officer and Chief Compliance Officer determine that, under the circumstances, such exceptions are in or not opposed to the best

                                       59

interests of the Portfolios and if the recipients are subject to a confidentiality agreement that prohibits any trading upon the Confidential
Portfolio Information. All exceptions must be reported to the Board of Trustees.
The Investment Managers shall have primary responsibility for ensuring that a
Portfolio's portfolio holdings information is only disclosed in accordance with these policies. As part of this responsibility, the Investment Managers must maintain such internal informational barriers as they believe are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio
Information. The Trust's Chief Compliance Officer shall confirm at least annually that the Investment Managers' procedures and/or processes are reasonably designed to comply with these policies regarding the disclosure of portfolio holdings.

                                 NET ASSET VALUE

      As indicated in the Prospectus under the heading "How Portfolio Shares Are
Priced," the net asset value ("NAV") of a Portfolio's shares is determined by dividing the total value of a Portfolio's portfolio investments and other assets attributable to that Portfolio, less any liabilities, by the total number of shares outstanding of that Portfolio.

      For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, at the mean between representative bid and asked quotations obtained from a quotation reporting system, established market makers or a pricing service. For
Nasdaq traded securities, market value may also be determined on the basis of the Nasdaq Official Closing Price (NOCP) instead of the last reported sales price. Fixed income securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity of 60 days or less), are normally valued on the basis of quotations obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

      Investments initially valued in foreign currencies are converted to U.S.
dollars using foreign exchange rates obtained from pricing services. As a result, the NAV of a Portfolio's shares may be affected by changes in the value of foreign currencies in relation to the U.S. dollar. The value of securities traded in foreign markets or denominated in foreign currencies may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to buy, redeem or exchange shares. In particular, calculation of the NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

      Portfolio shares are valued as of the close of regular trading (the "NYSE
Close") on the New York Stock Exchange (normally, 4:00 p.m., Eastern time), on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Portfolios normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.
Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities.
Information that becomes known to the Portfolios or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

      In unusual circumstances, instead of valuing securities in the usual manner, the Portfolios may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by the Adviser or the Sub-Adviser. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

                                       60

      The Trust expects that the holidays upon which the New York Stock Exchange will be closed are as follows: New Year's Day, Martin Luther King, Jr. Day,
President's Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day, and Christmas Day.

                                    TAXATION

      The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. Shareholders should consult qualified tax advisors regarding their investment in a Portfolio.

TAXATION OF THE PORTFOLIOS

      Each Portfolio intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders a Portfolio must, among other things:

      (a)   derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

      (b)   distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the
      Code without regard to the deduction for dividends paid--generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year; and

      (c)   diversify its holdings so that, at the end of each quarter of the
      Portfolio's taxable year, (i) at least 50% of the market value of the
      Portfolio's total assets is represented by cash and cash items, U.S.
      Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Portfolio's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Portfolio's total assets is invested (x)
      in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). In the case of the Portfolio's investments in loan participations, the Portfolio shall treat a financial intermediary as an issuer for the purposes of meeting this diversification requirement.

      In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent litigation provides that 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph
(c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.

                                       61

DISTRIBUTIONS

      As a regulated investment company, a Portfolio generally will not be subject to U.S. federal income tax on its investment company taxable income and on its net capital gains (i.e., any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years) designated by the Portfolio as capital gain dividends ("Capital Gain
Dividends"), if any, that it distributes to its shareholders in a timely manner.
Each Portfolio intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and any net capital gains. Amounts not distributed by a Portfolio in a timely manner in accordance with a calendar year distribution requirement are subject to a nondeductible 4%
excise tax. To avoid the tax, a Portfolio must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98%
of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Portfolio in
October, November or December of that year to shareholders of record on a date in such a month and paid by a Portfolio during January of the following year.
Each Portfolio intends to make its distributions in accordance with the calendar year distribution requirement.

      Shareholders subject to U.S. federal income tax will be subject to tax on dividends received from a Portfolio, regardless of whether received in cash or reinvested in additional shares. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

      Distributions received by tax-exempt shareholders generally will not be subject to federal income tax. Under current law, a regulated investment company
("RIC") generally serves to block unrelated business taxable income ("UBTI")
from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder may realize UBTI as a result of investing in a RIC if either: (1) the RIC directly or indirectly holds residual interests in real estate mortgage investment conduits ("REMICs"); or (2) shares in the RIC constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). If a charitable remainder trust (as defined in Code Section 664) realizes any UBTI for a taxable year, it will lose its tax-exempt status for the year. The Portfolios do not intend to invest directly or indirectly in residual interests in REMICs.

      All shareholders must treat dividends (other than Capital Gains Dividends, as defined below, exempt-interest dividends, if any, and dividends that represent a return of capital to shareholders) as ordinary income. In particular, distributions derived from short-term gains will be treated as ordinary income. Dividends, if any, derived from interest on certain U.S.
Government securities may be exempt from state and local taxes, but interest on mortgage-backed U.S. Government securities is generally not so exempt. Each
Portfolio will advise shareholders annually of the amount and nature of the dividends paid to them. For taxable years beginning on or before December 31,
2008, distributions of investment income designated by a Portfolio as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Portfolio level. The
Portfolios do not expect a significant portion of Portfolio distributions to be derived from qualified dividend income. The tax status of each Portfolio and the distributions which it may make are summarized in the Prospectus under the captions "Portfolio Distributions" and "Tax Consequences."

      Distributions of Capital Gains Dividends are taxable as long-term capital gains, regardless of how long the shareholder has held a Portfolio's shares, and are not eligible for the dividends received deduction. Long-term capital gains rates applicable to individuals have been temporarily reduced - in general, to
15% with lower rates applying to taxpayers in the 10% and 15% tax brackets - for taxable years beginning on or before December 31, 2008. Any distributions that are not from a Portfolio's investment company taxable income or net capital gains may be characterized as a return of capital to shareholders that is not taxable to a shareholder, or, in some cases, as

                                       62

capital gain. A return of capital that is not taxable to a shareholder has the effect of reducing the shareholder's basis in the shares.

      A Portfolio that invests in other investment companies will not be able to offset gains realized by one underlying investment company against losses realized by another underlying investment company. A Portfolio's investment in other investment companies could therefore affect the amount, timing and character of distributions to its shareholders.

      Taxable shareholders should note that the timing of their investment or redemptions could have undesirable tax consequences. Dividends and distributions on shares of a Portfolio are generally subject to federal income tax as described herein to the extent they do not exceed the Portfolio's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the net asset value of a Portfolio reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Portfolio's net asset value also reflects unrealized losses.

SALES, EXCHANGES OR REDEMPTIONS OF SHARES

      Upon the disposition of shares of a Portfolio (whether by sale, exchange or redemption), a shareholder will generally realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term generally depending upon the shareholder's holding period for the shares. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than one year.
Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of
Portfolio shares will be disallowed if other substantially identical shares of the Portfolio are purchased within a period of 61 days beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss. As noted
above, long-term capital gains rates applicable to individuals have been temporarily reduced - in general, to 15%, with lower rates applying to taxpayers in the 10% and 15% tax brackets - for taxable years beginning on or before
December 31, 2008.

BACKUP WITHHOLDING

      A Portfolio generally is required to withhold and remit to the U.S.
Treasury Department a percentage of all taxable dividends and other distributions payable to and the proceeds of share sales, exchanges, or redemptions made by shareholders who fail to provide the Portfolio with their correct taxpayer identification number, who fail to make the required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The backup withholding tax rate is 28%
for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

      In order for a foreign investor to qualify for exemption from the backup withholding tax and for reduced withholding tax rates under income tax treaties, the foreign investors must comply with special certification and filing requirements. Foreign investors in a Portfolio should consult their tax advisers with respect to the application of these requirements.

                                       63

CATASTROPHE BONDS

The proper tax treatment of income or loss realized by the retirement or sale of certain catastrophe bonds is unclear. The Portfolios will report such income or loss as capital or ordinary income or loss in a manner consistent with any
Internal Revenue Service position on the subject following the publication of such a position. Gain or loss from the sale or exchange of preferred stock indexed to the price of a natural resource is expected to be capital gain or loss to the Portfolios.

OPTIONS, FUTURES, FORWARD CONTRACTS AND SWAP AGREEMENTS

      To the extent such investments are permissible for a Portfolio, the
Portfolio's transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the
Portfolio, defer losses to the Portfolio, cause adjustments in the holding periods of the Portfolio's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

      Certain of a Portfolio's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income.
If a Portfolio's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the
Portfolio's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Portfolio's book income is less than taxable income, the Portfolio could be required to make distributions exceeding book income to qualify as a regular investment company that is accorded special tax treatment.

FOREIGN CURRENCY TRANSACTIONS

      A Portfolio's transactions in foreign currencies, foreign
currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

FOREIGN TAXATION

      Income received by the Portfolios from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.
Shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Adviser and the Sub-Adviser intend to manage the Portfolios with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so.

SHORT SALES

      The Portfolios may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by a Portfolio, which is taxed as ordinary income when distributed to shareholders.

PASSIVE FOREIGN INVESTMENT COMPANIES

      Investment by a Portfolio in certain "passive foreign investment companies" ("PFICs") could subject the Portfolio to a U.S. federal income tax
(including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Portfolio shareholders. However, a Portfolio may elect to treat a PFIC as a "qualified electing fund"

                                       64

("QEF election"), in which case the Portfolio will be required to include its share of the company's income and net capital gains annually, regardless of whether it receives any distribution from the company. The Portfolio also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Portfolio's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash)
and increase the amount required to be distributed for the Portfolio to avoid taxation. Making either of these elections therefore may require the Portfolio to liquidate other investments (including when it is not advantageous to do so)
to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Portfolio's total return.

ORIGINAL ISSUE DISCOUNT AND PAY-IN-KIND SECURITIES

      Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Portfolio holding the security receives no interest payment in cash on the security during the year.

      Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Portfolio may be (and all zero-coupon debt obligations acquired by a Portfolio will be) treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in taxable income (and required to be distributed) over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

      Inflation-indexed bonds are potentially subject to original issue discount rules. Specifically, if the principal of inflation-indexed bonds is adjusted based on inflation, the amount of the adjustment will be considered OID paid and will be considered taxable income, even though the Portfolio holding the bond will not receive the cash for the adjustment of the principal until the bond matures.

      Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Portfolio in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. A Portfolio may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

      Inflation-indexed bonds are potentially subject to original issue discount rules. Specifically, it the principal of inflation-indexed bonds is adjusted based on inflation, the amount of the adjustment will be considered original issue discount and paid will be considered taxable income, even though a
Portfolio holding the bond will not receive the cash for the adjustment of the principal until the bond matures.

      Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Portfolio may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Portfolio will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Portfolio may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

                                       65

      Each Portfolio that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Portfolio actually received.
Such distributions may be made from the cash assets of the Portfolio or by liquidation of portfolio securities, if necessary. The Portfolio may realize gains or losses from such liquidations. In the event the Portfolio realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

TAX SHELTER REPORTING REGULATIONS

      Under U.S. Treasury regulations, if a shareholder realizes a loss on disposition of Portfolio shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886.
Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

NON-U.S. SHAREHOLDERS

      Capital Gain dividends are not subject to withholding. In general, dividends other than Capital Gain Dividends paid by a Portfolio to a shareholder that is not a "U.S. person" within the meaning of the Code (a "foreign person")
are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under recent legislation, effective for taxable years of the Portfolios beginning before January 1, 2008, a Portfolio will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the
United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S. source interest income, in general, that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Portfolio, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United
States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the
Portfolio.

      If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

      The 2004 Act modifies the tax treatment of distributions from a Portfolio that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor)
in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the legislation, which generally applies to dividends paid or deemed paid on or before December 31,
2007, distributions to foreign persons attributable to gains from the

                                       66

sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

      Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a
Portfolio or on Capital Gain Dividends unless (i) such gain or Capital Gain
Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain
Dividend and certain other conditions are met, or (iii) the shares constitute
USRPIs or (effective for taxable years of the Portfolios beginning on November
1, 2005) the Capital Gain Dividends are paid or deemed paid on or before
December 31, 2007 and are attributable to gains from the sale or exchange of
USRPIs. Effective after December 31, 2004, and before January 1, 2008, if a
Portfolio is a U.S. real property holding corporation (as described above) the
Portfolio's shares will nevertheless not constitute USRPIs if the Portfolio is a
"domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.

OTHER TAXATION

      Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state's income tax ("qualifying federal obligations"). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying federal obligations. Moreover, for state income tax purposes, interest on some federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on Fannie Mae
Certificates and Ginnie Mae Certificates). Each Portfolio will provide information annually to shareholders indicating the amount and percentage of its dividend distribution which is attributable to interest on federal obligations, and will indicate to the extent possible from what types of federal obligations such dividends are derived. The Trust is organized as a Massachusetts business trust. Under current law, so long as each Portfolio qualifies for the federal income tax treatment described above, it is believed that neither the Trust nor any Portfolio will be liable for any income or franchise tax imposed by
Massachusetts. Shareholders, in any event, are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Portfolio.

GENERAL

      The foregoing discussion of U.S. federal income tax consequences is based on the Code, existing U.S. Treasury regulations, and other applicable authority, as of the date of this Statement of Additional Information. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The foregoing discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the Fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisers regarding their particular situation and the possible application of foreign, state and local tax laws.

                                OTHER INFORMATION

CAPITALIZATION

      The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust (the "Declaration of Trust") dated November 3, 1999.
The capitalization of the Trust consists solely of an unlimited

                                       67

number of shares of beneficial interest. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable.
Shares do not have preemptive rights or subscription rights. In liquidation of a
Portfolio, each shareholder is entitled to receive his pro rata share of the net assets of that Portfolio.

      Shares begin earning dividends on Portfolio shares the day after the Trust receives the purchase payment from the shareholder. Net investment income from interest and dividends, if any, will be declared daily and distributed monthly to shareholders of record by the Portfolio. Any net capital gains from the sale of portfolio securities will be distributed no less frequently than once annually. Net short-term capital gains may be paid more frequently. A
Portfolio's dividend and capital gain distributions will be paid only in cash.
Dividends will not be reinvested.

      Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. However, the Declaration of
Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The
Declaration of Trust also provides for indemnification out of a Portfolio's property for all loss and expense of any shareholder investing in that Portfolio held liable on account of being or having been such a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which such disclaimer is inoperative or the Portfolio of which he or she is or was a shareholder is unable to meet its obligations, and thus should be considered remote.

VOTING RIGHTS

      Under the Declaration of Trust, the Trust is not required to hold annual meetings of Trust shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. Shareholders may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The
Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. In the event that such a request was made, the Trust has represented that it would assist with any necessary shareholder communications. Shareholders of a class of shares have different voting rights with respect to matters that affect only that class.

      Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). Each series has identical voting rights except that each series has exclusive voting rights on any matter submitted to shareholders that relates solely to that series, and has separate voting rights on any matter submitted to shareholders in which the interests of one series differ from the interests of any other series. Each series has exclusive voting rights with respect to matters pertaining to any distribution or servicing plan or agreement applicable to that series. These shares are entitled to vote at meetings of shareholders. Matters submitted to shareholder vote must be approved by each series separately except (i) when required by the 1940 Act shares shall be voted together and (ii) when the Trustees have determined that the matter does not affect series, then only shareholders of the series affected shall be entitled to vote on the matter. The shares of the series will vote together except when the vote of a single series is required as specified above or otherwise by the 1940 Act.

      The Trust's shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the outstanding shares may elect the entire Board of
Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

                                       68

REDEMPTIONS IN KIND

      It is highly unlikely that shares would ever be redeemed in kind. However, in consideration of the best interests of the remaining investors, and to the extent permitted by law, each Portfolio reserves the right to pay any redemption proceeds in whole or in part by a distribution in kind of securities held by that Portfolio in lieu of cash. When shares are redeemed in kind, the investor should expect to incur transaction costs upon the disposition of the securities received in the distribution. Each Portfolio agrees to redeem shares sold in cash up to the lesser of $250,000 or 1% of that Portfolio's net asset value during any 90-day period for any one registered investment adviser.

PAYMENTS TO SPONSORS

      Shares of the Portfolios are only available to "wrap" account clients where Allianz Global Investors Managed Accounts LLC (the "Wrap Program
Adviser"), an affiliate of the Distributor and the Adviser, has entered into an agreement with the wrap account sponsor (the "Sponsor") or directly with a client. The Wrap Program Adviser may pay Sponsors fees in exchange for the
Sponsor's continuing due diligence, analysis, office access, training, operations and systems support and marketing assistance. These fees may be deducted from management fees remitted to the Wrap Program Adviser or billed separately. In lieu of making such payments, the Wrap Program Adviser may agree to pay Sponsors a lump sum payment and/or payment(s) related to specific events such as sponsorship of conferences or seminars or informational meetings or payment for attendance by persons associated with the Sponsors at conferences, seminars or informational meetings. In some cases, these payments may be based on assets in the wrap accounts or new assets added to those accounts, and may or may not be documented in advisory agreements between the Wrap Program Adviser and the Sponsor. In addition, some Sponsors receive payments from the Wrap
Program Adviser for shareholder sub-administrative services. These fees are typically assessed on a per account basis for those accounts maintained by the
Sponsor and are assessed to offset the transfer agency costs of maintaining those accounts that would otherwise be incurred.

      A number of factors will be considered in determining the amount of these payments to Sponsors. On some occasions, such payments may be conditioned upon levels of assets in the wrap accounts and the quality of the Sponsor's relationship with the Wrap Program Adviser and its affiliates. The level of such payments made to Sponsors will vary from time to time. In general, the payments by the Wrap Program Adviser to Sponsors are material relative to the wrap account financial compensation received by Sponsors on wrap account assets invested in the Portfolios. If Sponsors and financial advisers receive payments or other incentives in differing amounts, they may have financial incentives for recommending a particular investor adviser or investment medium for wrap accounts. YOU SHOULD CONSULT YOUR FINANCIAL ADVISER AND REVIEW CAREFULLY ANY
DISCLOSURE BY THE SPONSOR OF YOUR WRAP ACCOUNT AS TO COMPENSATION RECEIVED BY
THE SPONSOR AND YOUR FINANCIAL ADVISER.

      Representatives of the Wrap Program Adviser visit financial advisors on a regular basis to educate financial advisors about wrap accounts and the role of the Portfolios in such accounts. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals, to the extent permitted by law.

CERTAIN OWNERSHIP OF TRUST SHARES

      As of January 31, 2006, the following person owns of record or is known by the Trust to own beneficially 5% or more of the outstanding shares of the
Portfolios:

      Series C:

      Merrill Lynch Pierce Fenner                    46.81%

                                       69

      & Smith Inc for the Sole
      Benefit of Its Customers
      4800 Deer Lake Drive
      Jacksonville, FL 32246-6484

      Series M:

      Merrill Lynch Pierce Fenner                    46.71%
      & Smith Inc For the Sole
      Benefit of Its Customers
      4800 Deer Lake Drive
      Jacksonville, FL 32246-6484

      Series R:

      Merrill Lynch Pierce Fenner                    98.01%
      & Smith Inc For the Sole
      Benefit of Its Customers
      4800 Deer Lake Drive
      Jacksonville, FL 32246-6484

      As of January 31, 2006, the Trust believes that the Trustees and officers of the Trust, as a group, owned less than 1 percent of each class of each
Portfolio and of the Trust as a whole.

CUSTODIAN AND ACCOUNTING AGENT

      State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City,
Missouri 64105, serves as custodian of the assets and accounting agent of each
Portfolio.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, Missouri 64105,
serves as the independent registered public accounting firm for the Portfolios.
PricewaterhouseCoopers LLP provides audit services, accounting assistance, and consultation in connection with SEC filings.

TRANSFER AGENT

      Boston Financial Data Services, 330 West 9th Street, Kansas City, MO
64105, serves as the Trust's transfer agent.

LEGAL COUNSEL

      Ropes & Gray LLP, One International Place, Boston, Massachusetts 02110
serves as legal counsel to the Trust.

REGISTRATION STATEMENT

      This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust's registration statements filed with the SEC under the 1933 Act with respect to the securities offered

                                       70

hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statements, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

      Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the relevant registration statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

      Audited financial statements for each Portfolio, as of October 31, 2005, for the fiscal year then ended, including notes thereto, and the reports of
PricewaterhouseCoopers LLP thereon, each dated December 27, 2005, are incorporated by reference to the Trust's October 31, 2005 Annual Report, filed electronically with the SEC on January 10, 2005 (Accession No.
0000950136-06-000129).

                                       71

                                   APPENDIX A

                        FIXED INCOME SHARES (THE "TRUST")

                              PROXY VOTING POLICIES

1.    It is the policy of the Trust that proxies should be voted in the interest of the shareholders of the appropriate series, as determined by those who are in the best position to make this determination. The Trust believes that the firms and/or persons purchasing and selling securities for the series and analyzing the performance of the series' securities are in the best position and have the information necessary to vote proxies in the best interests of the series and their shareholders, including in situations where conflicts of interest may arise between the interests of shareholders, on one hand, and the interests of the investment adviser, a sub-adviser and/or any other affiliated person of the series, on the other. Accordingly, the Trust's policy shall be to delegate proxy voting responsibility to those entities with portfolio management responsibility for the series.

2.    The Trust, for each series advised by Allianz Global Investors Fund
      Management LLC ("AGIFM"), delegates the responsibility for voting proxies to the Adviser, which may in turn delegate such responsibility to the sub-adviser of the particular series.

3.    In certain circumstances, the Trust will not retain an adviser or sub-adviser to manage a series' portfolio. In such cases, the portfolio manager for the series, acting in his capacity as an officer of the Trust, will vote proxies for such a series in accordance with the proxy voting policies set forth hereto (which for all purposes of this policy shall be such portfolio manager's proxy voting policies).

4.    The party voting the proxies (i.e., the sub-adviser or portfolio manager)
      shall vote such proxies in accordance with such party's proxy voting policies and, to the extent consistent with such policies, may rely on information and/or recommendations supplied by others.

5.    AGIFM and each sub-adviser of a series of the Trust with proxy voting authority shall deliver a copy of its respective proxy voting policies and any material amendments thereto to the Board of the Trust promptly after the adoption or amendment of any such policies (with initial policies adopted prior to August 6, 2003, being delivered no later than the next regularly scheduled meeting of the Board of the Trust).

6.    The party voting the proxy shall: (i) report on its activities at least annually to the Board; (ii) maintain such records and provide such voting information as is required for the Trust's regulatory filings including, without limitation, Form N-PX and the required disclosure of policy called for by Item 13 of Form N-1A; and (iii) shall provide such additional information as may be requested, from time to time, by the Board.

7.    This Proxy Voting Policy Statement (including Appendix A) and those of
      AGIFM and each sub-adviser of a fund of the Trust with proxy voting authority for a series, shall be made available (i) without charge, upon request, by calling 1-800-426-0107 and (ii) on the Trust's website at
      www.pimcoadvisors.com. In addition, to the extent required by applicable law, the proxy voting policies of AGIFM and each sub-adviser with proxy voting authority shall be included in the Trust's SAI.

                                       A-1

             ALLIANZ GLOBAL INVESTORS FUND MANAGEMENT LLC ("AGIFM")

                         MUTUAL FUND PROXY VOTING POLICY

1.    It is the policy of AGIFM that proxies should be voted in the interest of the shareholders of the applicable fund, as determined by those who are in the best position to make this determination. AGIFM believes that the firms and/or persons purchasing and selling securities for the funds and analyzing the performance of the funds' securities are in the best position and have the information necessary to vote proxies in the best interests of the funds and their shareholders, including in situations where conflicts of interest may arise between the interests of shareholders, on one hand, and the interests of the investment adviser, a sub-adviser and/or any other affiliated person of the fund, on the other.
      Accordingly, AGIFM's policy shall be to delegate proxy voting responsibility to those entities with portfolio management responsibility for the funds.

2.    AGIFM, for each series of Fixed Income SHares ("FISH") which it acts as an investment adviser, delegates the responsibility for voting proxies to the sub-adviser for the respective series, subject to the terms hereof.

3.    For series for which there is no sub-adviser, the AGIFM portfolio manager managing the series, acting in his capacity as an officer of FISH, shall vote the proxies for such series in accordance with the proxy voting policies set forth hereto (which for all purposes of this policy shall be such portfolio manager's proxy voting policies)

4.    The party voting the proxies (i.e., the sub-adviser or portfolio manager)
      shall vote such proxies in accordance with such party's proxy voting policies and, to the extent consistent with such policies, may rely on information and/or recommendations supplied by others.

5.    AGIFM and each sub-adviser of a series shall deliver a copy of its respective proxy voting policies and any material amendments thereto to the Board of FISH promptly after the adoption or amendment of any such policies (with initial policies adopted prior to August 6, 2003, being delivered no later than the next regularly scheduled meeting of the Board of FISH).

6.    The party voting the proxy shall: (i) report on its activities at least annually to the FISH Board; (ii) maintain such records and provide such voting information as is required for FISH's regulatory filings including, without limitation, Form N-PX and the required disclosure of policy called for by Item 13 of Form N-1A; and (iii) shall provide such additional information as may be requested, from time to time, by the FISH Board.

7.    This Proxy Voting Policy Statement (including Appendix A) and those of each sub-adviser of a series advised by AGIFM shall be available (i)
      without charge, upon request, by calling 1-800-426-0107 and (ii) on FISH's website at www.allianzinvestors.com. In addition, to the extent required by applicable law, the proxy voting policies of PAFM, each sub-adviser and each other entity with proxy voting authority for a series advised by PAFM shall be included in the SAI for FISH.

                                        2

                    PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

                      PROXY VOTING POLICIES AND PROCEDURES

The following are general proxy voting policies and procedures ("Policies and
Procedures") adopted by Pacific Investment Management Company LLC ("PIMCO"), an
investment adviser registered under the Investment Advisers Act of 1940, as amended ("Advisers Act").(1) PIMCO serves as the investment adviser to a wide range of domestic and international clients, including investment companies registered under the Investment Company Act of 1940, as amended ("1940 Act") and separate investment accounts for other clients.(2) These Policies and Procedures are adopted to ensure compliance with Rule 206(4)-6 under the Advisers Act, other applicable fiduciary obligations of PIMCO and the applicable rules and regulations of the Securities and Exchange Commission ("SEC") and
interpretations of its staff. In addition to SEC requirements governing advisers, PIMCO's Policies and Procedures reflect the long-standing fiduciary standards and responsibilities applicable to investment advisers with respect to accounts subject to the Employee Retirement Income Security Act of 1974
("ERISA"), as set forth in the Department of Labor's rules and regulations.(3)

PIMCO will implement these Policies and Procedures for each of its respective clients as required under applicable law, unless expressly directed by a client in writing to refrain from voting that client's proxies. PIMCO's authority to vote proxies on behalf of its clients is established by its advisory contracts, comparable documents or by an overall delegation of discretionary authority over its client's assets. Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, these Policies and Procedures also apply to any voting rights and/or consent rights of PIMCO, on behalf of its clients, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.(4)

Set forth below are PIMCO's Policies and Procedures with respect to any voting or consent rights of advisory clients over which PIMCO has discretionary voting authority. These Policies and Procedures may be revised from time to time.

GENERAL STATEMENTS OF POLICY

These Policies and Procedures are designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO's clients. Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances.

PIMCO may abstain from voting a client proxy under the following circumstances:
(1) when the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant; or (2) when the cost of voting the proxies outweighs the benefits.

_________________________
(1)   These Policies and Procedures are adopted by PIMCO pursuant to Rule
206(4)-6 under the Advisers Act, effective August 6, 2003. See Proxy Voting by
Investment Advisers, IA Release No. 2106 (January 31, 2003).

(2)   These Policies and Procedures address proxy voting considerations under
U.S. law and regulations and do not address the laws or requirements of other jurisdictions.

(3)   Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994). If
a client is subject to ERISA, PIMCO will be responsible for voting proxies with respect to the client's account, unless the client has expressly retained the right and obligation to vote the proxies, and provided prior written notice to
PIMCO of this retention.

(4)   For purposes of these Policies and Procedures, proxy voting includes any voting rights, consent rights or other voting authority of PIMCO on behalf of its clients.

                                        3

CONFLICTS OF INTEREST

PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interest of its clients. If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the client's best interest by pursuing any one of the following courses of action:

      1.    convening an ad-hoc committee to assess and resolve the conflict;(5)

      2.    voting in accordance with the instructions/consent of a client after providing notice of and disclosing the conflict to that client;

      3.    voting the proxy in accordance with the recommendation of an independent third-party service provider;

      4.    suggesting that the client engage another party to determine how the proxies should be voted;

      5.    delegating the vote to an independent third-party service provider;
            or

      6.    voting in accordance with the factors discussed in these Policies and Procedures.

PIMCO will document the process of resolving any identified material conflict of interest.

REPORTING REQUIREMENTS AND THE AVAILABILITY OF PROXY VOTING RECORDS

Except to the extent required by applicable law or otherwise approved by PIMCO,
PIMCO will not disclose to third parties how it voted a proxy on behalf of a client. However, upon request from an appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to
PIMCO for such clients (e.g., trustees or consultants retained by the client), how PIMCO voted such client's proxy. In addition, PIMCO provides its clients with a copy of these Policies and Procedures or a concise summary of these
Policies and Procedures: (i) in Part II of Form ADV; (ii) together with a periodic account statement in a separate mailing; or (iii) any other means as determined by PIMCO. The summary will state that these Policies and Procedures are available upon request and will inform clients that information about how
PIMCO voted that client's proxies is available upon request.

PIMCO RECORD KEEPING

PIMCO or its agent maintains proxy voting records as required by Rule 204-2(c)
of the Advisers Act. These records include: (1) a copy of all proxy voting policies and procedures; (2) proxy statements (or other disclosures accompanying requests for client consent) received regarding client securities (which may be satisfied by relying on obtaining a copy of a proxy statement from the SEC's
Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system or a third party provided that the third party undertakes to provide a copy promptly upon request); (3) a record of each vote cast by PIMCO on behalf of a client; (4) a copy of any document created by PIMCO that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) a copy of each written client request for proxy voting records and any written response from PIMCO to any (written or oral) client request for such records. Additionally, PIMCO or its agent maintains any documentation related to an identified material conflict of interest.

_______________________
(5)   Any committee must be comprised of personnel who have no direct interest in the outcome of the potential conflict.

                                        4

Proxy voting books and records are maintained by PIMCO or its agent in an easily accessible place for a period of five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the offices of PIMCO or its agent.

REVIEW AND OVERSIGHT

PIMCO's proxy voting procedures are described below. PIMCO's Compliance Group will provide for the supervision and periodic review, no less than on a quarterly basis, of its proxy voting activities and the implementation of these
Policies and Procedures.

Because PIMCO has contracted with State Street Investment Manager Solutions, LLC
("IMS West") to perform portfolio accounting, securities processing and settlement processing on behalf of PIMCO, certain of the following procedures involve IMS West in administering and implementing the proxy voting process. IMS
West will review and monitor the proxy voting process to ensure that proxies are voted on a timely basis.

      1. Transmit Proxy to PIMCO. IMS West will forward to PIMCO's Middle Office
Group each proxy received from registered owners of record (e.g., custodian bank or other third party service providers).

      2. Conflicts of Interest. PIMCO's Middle Office Group will review each proxy to determine whether there may be a material conflict between PIMCO and its client. As part of this review, the group will determine whether the issuer of the security or proponent of the proposal is a client of PIMCO, or if a client has actively solicited PIMCO to support a particular position. If no conflict exists, this group will forward each proxy to the appropriate portfolio manager for consideration. However, if a conflict does exist, PIMCO's Middle
Office Group will seek to resolve any such conflict in accordance with these
Policies and Procedures.

      3. Vote. The portfolio manager will review the information, will vote the proxy in accordance with these Policies and Procedures and will return the voted proxy to PIMCO's Middle Office Group.

      4. Review. PIMCO's Middle Office Group will review each proxy that was submitted to and completed by the appropriate portfolio manager. PIMCO's Middle
Office Group will forward the voted proxy back to IMS West with the portfolio manager's decision as to how it should be voted.

      5. Transmittal to Third Parties. IMS West will document the portfolio manager's decision for each proxy received from PIMCO's Middle Office Group in a format designated by the custodian bank or other third party service provider.
IMS West will maintain a log of all corporate actions, including proxy voting, which indicates, among other things, the date the notice was received and verified, PIMCO's response, the date and time the custodian bank or other third party service provider was notified, the expiration date and any action taken.

      6. Information Barriers. Certain entities controlling, controlled by, or under common control with PIMCO ("Affiliates") may be engaged in banking, investment advisory, broker-dealer and investment banking activities. PIMCO personnel and PIMCO's agents are prohibited from disclosing information regarding PIMCO's voting intentions to any Affiliate. Any PIMCO personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which PIMCO or its delegate intend to vote on a specific issue must terminate the contact and notify the Compliance Group immediately.

CATEGORIES OF PROXY VOTING ISSUES

In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO considers each proposal on a case-by-case basis, taking into consideration various factors and all relevant facts and circumstances at the time of the vote. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or shareholders, because PIMCO believes the recommendations by the issuer generally are in shareholders' best interests, and therefore in the

                                        5

best economic interest of PIMCO's clients. The following is a non-exhaustive list of issues that may be included in proxy materials submitted to clients of
PIMCO, and a non-exhaustive list of factors that PIMCO may consider in determining how to vote the client's proxies.

      BOARD OF DIRECTORS

      1.    Independence. PIMCO may consider the following factors when voting on director independence issues: (i) majority requirements for the board and the audit, nominating, compensation and/or other board committees; and (ii) whether the issuer adheres to and/or is subject to legal and regulatory requirements.

      2.    Director Tenure and Retirement. PIMCO may consider the following factors when voting on limiting the term of outside directors: (i) the introduction of new viewpoints on the board; (ii) a reasonable retirement age for the outside directors; and (iii) the impact on the board's stability and continuity.

      3.    Nominations in Elections. PIMCO may consider the following factors when voting on uncontested elections: (i) composition of the board; (ii) nominee availability and attendance at meetings; (iii) any investment made by the nominee in the issuer; and (iv) long-term corporate performance and the price of the issuer's securities.

      4.    Separation of Chairman and CEO Positions. PIMCO may consider the following factors when voting on proposals requiring that the positions of chairman of the board and the chief executive officer not be filled by the same person: (i) any potential conflict of interest with respect to the board's ability to review and oversee management's actions; and (ii) any potential effect on the issuer's productivity and efficiency.

      5.    D&O Indemnification and Liability Protection. PIMCO may consider the following factors when voting on proposals that include director and officer indemnification and liability protection: (i) indemnifying directors for conduct in the normal course of business; (ii) limiting liability for monetary damages for violating the duty of care; (iii) expanding coverage beyond legal expenses to acts that represent more serious violations of fiduciary obligation than carelessness (e.g. negligence); and (iv) providing expanded coverage in cases where a director's legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company.

      6.    Stock Ownership. PIMCO may consider the following factors when voting on proposals on mandatory share ownership requirements for directors: (i)
the benefits of additional vested interest in the issuer's stock; (ii) the ability of a director to fulfill his duties to the issuer regardless of the extent of his stock ownership; and (iii) the impact of limiting the number of persons qualified to be directors.

      PROXY CONTESTS AND PROXY CONTEST DEFENSES

      1.    Contested Director Nominations. PIMCO may consider the following factors when voting on proposals for director nominees in a contested election:
(i) background and reason for the proxy contest; (ii) qualifications of the director nominees; (iii) management's track record; (iv) the issuer's long-term financial performance within its industry; (v) assessment of what each side is offering shareholders; (vi) the likelihood that the proposed objectives and goals can be met; and (vii) stock ownership positions of the director nominees.

      2.    Reimbursement for Proxy Solicitation Expenses. PIMCO may consider the following factors when voting on reimbursement for proxy solicitation expenses: (i) identity of the persons who will pay the expenses; (ii) estimated total cost of solicitation; (iii) total expenditures to date; (iv) fees to be paid to proxy solicitation firms; and (v) when applicable, terms of a proxy contest settlement.

      3.    Ability to Alter the Size of the Board by Shareholders. PIMCO may
consider whether the proposal seeks to fix the size of the board and/or require shareholder approval to alter the size of the board.

                                        6

      4.    Ability to Remove Directors by Shareholders. PIMCO may consider whether the proposal allows shareholders to remove directors with or without cause and/or allow shareholders to elect directors and fill board vacancies.

      5.    Cumulative Voting. PIMCO may consider the following factors when voting on cumulative voting proposals: (i) the ability of significant stockholders to elect a director of their choosing; (ii) the ability of minority shareholders to concentrate their support in favor of a director(s) of their choosing; and (iii) any potential limitation placed on the director's ability to work for all shareholders.

      6.    Supermajority Shareholder Requirements. PIMCO may consider all relevant factors, including but not limited to limiting the ability of shareholders to effect change when voting on supermajority requirements to approve an issuer's charter or bylaws, or to approve a merger or other significant business combination that would require a level of voting approval in excess of a simple majority.

      TENDER OFFER DEFENSES

      1.    Classified Boards. PIMCO may consider the following factors when voting on classified boards: (i) providing continuity to the issuer; (ii)
promoting long-term planning for the issuer; and (iii) guarding against unsolicited takeovers.

      2.    Poison Pills. PIMCO may consider the following factors when voting on poison pills: (i) supporting proposals to require a shareholder vote on other shareholder rights plans; (ii) ratifying or redeeming a poison pill in the interest of protecting the value of the issuer; and (iii) other alternatives to prevent a takeover at a price clearly below the true value of the issuer.

      3.    Fair Price Provisions. PIMCO may consider the following factors when voting on proposals with respect to fair price provisions: (i) the vote required to approve the proposed acquisition; (ii) the vote required to repeal the fair price provision; (iii) the mechanism for determining fair price; and (iv)
whether these provisions are bundled with other anti-takeover measures (e.g., supermajority voting requirements) that may entrench management and discourage attractive tender offers.

      CAPITAL STRUCTURE

      1.    Stock Authorizations. PIMCO may consider the following factors to help distinguish between legitimate proposals to authorize increases in common stock for expansion and other corporate purchases and those proposals designed primarily as an anti-takeover device: (i) the purpose and need for the stock increase; (ii) the percentage increase with respect to the authorization currently in place; (iii) voting rights of the stock; and (iv) overall capitalization structure of the issuer.

      2.    Issuance of Preferred Stock. PIMCO may consider the following factors when voting on the issuance of preferred stock: (i) whether the new class of preferred stock has unspecified voting, conversion, dividend distribution, and other rights; (ii) whether the issuer expressly states that the stock will not be used as a takeover defense or carry superior voting rights; (iii) whether the issuer specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; and (iv) whether the stated purpose is to raise capital or make acquisitions in the normal course of business.

      3.    Stock Splits. PIMCO may consider the following factors when voting on stock splits: (i) the percentage increase in the number of shares with respect to the issuer's existing authorized shares; and (ii) the industry that the issuer is in and the issuer's performance in that industry.

      4.    Reversed Stock Splits. PIMCO may consider the following factors when voting on reverse stock splits: (i) the percentage increase in the shares with respect to the issuer's existing authorized stock; and (ii) issues related to delisting the issuer's stock.

                                        7

      EXECUTIVE AND DIRECTOR COMPENSATION

      1.    Stock Option Plans. PIMCO may consider the following factors when voting on stock option plans: (i) whether the stock option plan expressly permits the repricing of options; (ii) whether the plan could result in earnings dilution of greater than a specified percentage of shares outstanding; (iii)
whether the plan has an option exercise price below the market price on the day of the grant; (iv) whether the proposal relates to an amendment to extend the term of options for persons leaving the firm voluntarily or for cause; and (v)
whether the stock option plan has certain other embedded features.

      2.    Director Compensation. PIMCO may consider the following factors when voting on director compensation: (i) whether director shares are at the same market risk as those of the issuer's shareholders; and (ii) how stock option programs for outside directors compare with the standards of internal stock option programs.

      3.    Golden and Tin Parachutes. PIMCO may consider the following factors when voting on golden and/or tin parachutes: (i) whether they will be submitted for shareholder approval; and (ii) the employees covered by the plan and the quality of management.

      STATE OF INCORPORATION

      State Takeover Statutes. PIMCO may consider the following factors when voting on proposals to opt out of a state takeover statute: (i) the power the statute vests with the issuer's board; (ii) the potential of the statute to stifle bids; and (iii) the potential for the statute to empower the board to negotiate a better deal for shareholders.

      MERGERS AND RESTRUCTURINGS

      1.    Mergers and Acquisitions. PIMCO may consider the following factors when voting on a merger and/or acquisition: (i) anticipated financial and operating benefits as a result of the merger or acquisition; (ii) offer price;
(iii) prospects of the combined companies; (iv) how the deal was negotiated; and
(v) changes in corporate governance and the potential impact on shareholder rights. PIMCO may also consider what impact the merger or acquisition may have on groups/organizations other than the issuer's shareholders.

      2.    Corporate Restructurings. With respect to a proxy proposal that includes a spin-off, PIMCO may consider the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives. With respect to a proxy proposal that includes an asset sale, PIMCO may consider the impact on the balance sheet or working capital and the value received for the asset. With respect to a proxy proposal that includes a liquidation, PIMCO may consider management's efforts to pursue alternatives, the appraisal value of assets, and the compensation plan for executives managing the liquidation.

      INVESTMENT COMPANY PROXIES

For a client that is invested in an investment company, PIMCO votes each proxy of the investment company on a case-by-case basis and takes all reasonable steps to ensure that proxies are voted consistent with all applicable investment policies of the client and in accordance with any resolutions or other instructions approved by authorized persons of the client.

For a client that is invested in an investment company that is advised by PIMCO or its affiliates, if there is a conflict of interest which may be presented when voting for the client (e.g., a proposal to approve a contract between PIMCO and the investment company), PIMCO will resolve the conflict by doing any one of the following: (i) voting in accordance with the instructions/consent of the client after providing notice of and disclosing the conflict to that client;
(ii) voting the proxy in accordance with the recommendation of an independent third-party service provider; or (iii) delegating the vote to an independent third-party service provider.

                                        8

      1.    Election of Directors or Trustees. PIMCO may consider the following factors when voting on the director or trustee nominees of a mutual fund: (i)
board structure, director independence and qualifications, and compensation paid by the fund and the family of funds; (ii) availability and attendance at board and committee meetings; (iii) investments made by the nominees in the fund; and
(iv) the fund's performance.

      2.    Converting Closed-end Fund to Open-end Fund. PIMCO may consider the following factors when voting on converting a closed-end fund to an open-end fund: (i) past performance as a closed-end fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address any discount of the fund's shares; (iv) past shareholder activism; (v) board activity; and (vi)
votes on related proposals.

      3.    Proxy Contests. PIMCO may consider the following factors related to a proxy contest: (i) past performance of the fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address past shareholder activism; (iv) board activity; and (v) votes on related proposals.

      4.    Investment Advisory Agreements. PIMCO may consider the following factors related to approval of an investment advisory agreement: (i) proposed and current fee arrangements/schedules; (ii) fund category/investment objective;
(iii) performance benchmarks; (iv) share price performance as compared with peers; and (v) the magnitude of any fee increase and the reasons for such fee increase.

      5.    Policies Established in Accordance with the 1940 Act. PIMCO may consider the following factors: (i) the extent to which the proposed changes fundamentally alter the investment focus of the fund and comply with SEC interpretation; (ii) potential competitiveness; (iii) regulatory developments;
and (iv) current and potential returns and risks.

      6.    Changing a Fundamental Restriction to a Non-fundamental Restriction.
PIMCO may consider the following when voting on a proposal to change a fundamental restriction to a non-fundamental restriction: (i) reasons given by the board and management for the change; and (ii) the projected impact of the change on the fund's portfolio.

      7.    Distribution Agreements. PIMCO may consider the following when voting on a proposal to approve a distribution agreement: (i) fees charged to comparably sized funds with similar investment objectives; (ii) the distributor's reputation and past performance; and (iii) competitiveness of the fund among other similar funds in the industry.

      8.    Names Rule Proposals. PIMCO may consider the following factors when voting on a proposal to change a fund name, consistent with Rule 35d-1 of the
1940 Act: (i) whether the fund invests a minimum of 80% of its assets in the type of investments suggested by the proposed name; (ii) the political and economic changes in the target market; and (iii) current asset composition.

      9.    Disposition of Assets/Termination/Liquidation. PIMCO may consider the following when voting on a proposal to dispose of fund assets, terminate, or liquidate the fund: (i) strategies employed to salvage the fund; (ii) the fund's past performance; and (iii) the terms of the liquidation.

      10.   Changes to Charter Documents. PIMCO may consider the following when voting on a proposal to change a fund's charter documents: (i) degree of change implied by the proposal; (ii) efficiencies that could result; (iii) state of incorporation; and (iv) regulatory standards and implications.

      11.   Changing the Domicile of a Fund. PIMCO may consider the following when voting on a proposal to change the domicile of a fund: (i) regulations of both states; (ii) required fundamental policies of both states; and (iii) the increased flexibility available.

      12.   Change in Fund's Subclassification. PIMCO may consider the following when voting on a change in a fund's subclassification from diversified to non-diversified or to permit concentration in an industry: (i)

                                        9

potential competitiveness; (ii) current and potential returns; (iii) risk of concentration; and (iv) consolidation in the target industry.

      DISTRESSED AND DEFAULTED SECURITIES

      1.    Waivers and Consents. PIMCO may consider the following when determining whether to support a waiver or consent to changes in provisions of indentures governing debt securities which are held on behalf of clients: (i)
likelihood that the granting of such waiver or consent will potentially increase recovery to clients; (ii) potential for avoiding cross-defaults under other agreements; and (iii) likelihood that deferral of default will give the obligor an opportunity to improve its business operations.

      2.    Voting on Chapter 11 Plans of Liquidation or Reorganization. PIMCO
may consider the following when determining whether to vote for or against a
Chapter 11 plan in a case pending with respect to an obligor under debt securities which are held on behalf of clients: (i) other alternatives to the proposed plan; (ii) whether clients are treated appropriately and in accordance with applicable law with respect to their distributions; (iii) whether the vote is likely to increase or decrease recoveries to clients.

      MISCELLANEOUS PROVISIONS

      1.    Such Other Business. Proxy ballots sometimes contain a proposal granting the board authority to "transact such other business as may properly come before the meeting." PIMCO may consider the following factors when developing a position on proxy ballots that contain a proposal granting the board authority to "transact such other business as may properly come before the meeting": (i) whether the board is limited in what actions it may legally take within such authority; and (ii) PIMCO's responsibility to consider actions before supporting them.

      2.    Equal Access. PIMCO may consider the following factors when voting on equal access: (i) the opportunity for significant company shareholders to evaluate and propose voting recommendations on proxy proposals and director nominees, and to nominate candidates to the board; and (ii) the added complexity and burden of providing shareholders with access to proxy materials.

      3.    Charitable Contributions. PIMCO may consider the following factors when voting on charitable contributions: (i) the potential benefits to shareholders; and (ii) the potential impact on the issuer's resources that could have been used to increase shareholder value.

      4.    Special Interest Issues. PIMCO may consider the following factors when voting on special interest issues: (i) the long-term benefit to shareholders of promoting corporate accountability and responsibility on social issues; (ii) management's responsibility with respect to special interest issues; (iii) any economic costs and restrictions on management; (iv) a client's instruction to vote proxies in a specific manner and/or in a manner different from these Policies and Procedures; and (v) the responsibility to vote proxies for the greatest long-term shareholder value.

                 ALLIANZ DRESDNER DAILY ASSET FUND (THE "FUND")
                                   PROSPECTUS

                                  MARCH 1, 2006

THE FUND IS A SERIES OF FIXED INCOME SHARES ("FISH").

This Prospectus explains what you should know about the Fund before you invest.
Please read it carefully.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES, OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Risk/Return Summary                                                           3
Summary of Principal Risks                                                    6
Management of the Fund                                                        7
Purchases and Redemptions                                                     8
How Fund Shares are Priced                                                    10
Fund Distributions                                                            10
Tax Consequences                                                              10
Characteristics and Risks of Securities and Investment Techniques             12
Financial Highlights                                                          14

                                       -2-

    ALLIANZ DRESDNER DAILY ASSET FUND
    Risk/Return Summary

    The following summary identifies the investment objective, principal investments and strategies, principal risks, performance information and fees and expenses of the Fund. A more detailed "Summary of Principal Risks"
    describing principal risks of investing in the Fund begins on page 6.

    The Fund has been established primarily for the investment and reinvestment of cash collateral on behalf of lenders participating in the securities lending program administered by the New York Branch ("Dresdner Bank-NY") of
    Dresdner Bank AG ("Dresdner Bank"). Dresdner Bank is the parent company of
    Dresdner Advisors LLC ("Dresdner Advisors"), the Fund's investment adviser.

INVESTMENT OBJECTIVE     Seeks a high level of current income consistent with
                         liquidity and the preservation of capital.

PRINCIPAL                The Fund seeks to achieve its investment objective by
INVESTMENTS AND          investing in money market instruments that are rated in
STRATEGIES               the highest rating category at the time of investment
                         by at least two major rating agencies (or by one major
                         rating agency, if only one major agency has issued a
                         rating) or unrated but considered by the Fund's
                         investment adviser to be of comparable quality.

                         The Fund's investments will comply with applicable
                         rules governing the quality, maturity and
                         diversification of securities held by money market
                         funds. Accordingly, the Fund may only invest in U.S.
                         dollar denominated securities that mature in 397 days
                         or less and must maintain a dollar weighted average
                         portfolio maturity of 90 days or less. Securities that
                         do not satisfy the maturity restrictions for a money
                         market fund may be specifically structured so that they
                         are eligible investments for money market funds. For
                         example, some securities have features which have the
                         effect of shortening the security's maturity.

MONEY MARKET             The Fund may invest in the following types of money
INSTRUMENTS              market instruments:

                         o   Short-term U.S. Government Securities-U.S.
                             Government Securities include securities issued or
                             guaranteed by the U.S. Government, its agencies or
                             government-sponsored enterprises.

                         o   Short-term securities issued or guaranteed by the
                             governments of foreign countries.

                         o   Short-term corporate debt securities of U.S. and
                             foreign issuers.

                         o   Obligations of U.S. and foreign banks and savings
                             and loan associations, including certificates of
                             deposit, bankers' acceptances and time deposits.

                         o   Commercial paper of U.S. and foreign issuers
                             (including asset-backed commercial paper).

                         o   Repurchase agreements, which are agreements to buy
                             securities at one price with a simultaneous
                             agreement to sell back the securities at a future
                             date at an agreed upon price.

                         o   Short-term asset-backed securities, which are
                             generally securities that are backed by pools of
                             assets, such as anticipated commercial or consumer
                             finance loans.

                         o   Other high-quality short-term obligations,
                             including loan participations, variable and
                             floating rate instruments, standby commitments,
                             demand instruments, when-issued securities, forward
                             commitments and funding agreements.

                                       -3-

                         The Fund may invest in illiquid securities, restricted
                         securities and Rule 144A securities, subject to the
                         Fund's limitation to not invest more than 10% of its
                         assets in illiquid securities.

                         The Fund may invest in other investment companies.

                         The Fund may invest more than 25% of its total assets
                         in securities or obligations of issuers in the
                         financial services industries.

PRINCIPAL RISKS          An investment in the Fund is not a deposit of a bank
                         and is not insured or guaranteed by the Federal Deposit
                         Insurance Corporation or any other government agency.
                         Although the Fund seeks to preserve the value of your
                         investment at $1.00 per share, it is possible to lose
                         money by investing in the Fund. Among the principal
                         risks of investing in the Fund which could adversely
                         affect its net asset value, yield and total return are:

                             o   Interest Rate Risk

                             o   Credit Risk

                             o   Market Risk

                             o   Issuer Risk

                             o   Management Risk

                             o   Financial Services Industry Risk

                         Please see "Summary of Principal Risks" following the
                         Fund Summary for a description of these and other risks
                         of investing in the Fund.

PERFORMANCE              Below is summary performance information for the Fund
INFORMATION              in a bar chart and an Average Annual Total Returns
                         table. The information provides some indication of the
                         risks of investing in the Fund by showing changes in
                         its performance from year to year and by showing how
                         the Fund's average annual returns compare with the
                         returns of a broad-based securities market index. The
                         Fund's past performance, before and after taxes, is not
                         necessarily an indication of how the Fund will perform
                         in the future.

                         CALENDAR YEAR TOTAL RETURNS

                                               [BAR CHART]

                                                  2005
                                                  3.33%

                         Average Annual Total Returns                                           Since Inception
                         (for periods ended 12/31/05)                          1 Year (2)          (3/24/2004)
                         ----------------------------                       --------------------------------------

                         Allianz Dresdner Daily Asset Fund                       3.33%                 2.52%
                         Citigroup 30-Day Treasury Bill (1)                      2.93%                 2.24%

                         (1)The Citigroup 30-Day Treasury Bill Index is an
                         unmanaged index that measures the rate of return for
                         30-Day U.S. Treasury Bills. The index does not reflect
                         deductions for fees, expenses or taxes.

                         (2) One year returns are not an average.

                         Highest and Lowest Quarter Returns
                         (for periods shown in bar chart)
                         Highest (10/01/2005-12/31/2005)          1.03%
                         Lowest (04/01/2004-06/30/2004)           0.26%

                                       -4-

SEVEN DAY YIELD          7 day yield (as of 12/31/2005)           4.32%

                         Money market funds are not insured or guaranteed by the
                         FDIC or any other government agency, and although these
                         funds seek to preserve the value of your investment at
                         $1.00 per share, it is possible to lose money by
                         investing in money market funds.

FEES AND EXPENSES        These tables describe the fees and expenses you may pay
OF THE FUND              if you buy and hold shares of the Fund:

                         SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                  Maximum Sales Charge (Load)          Maximum Contingent Deferred Sales
                                                  Imposed on Purchases (as a           Charge (Load) (as a percentage of
                                                  percentage of offering price)        original purchase price)
                         ------------------------------------------------------------------------------------------------

                         Allianz Dresdner Daily
                         Asset Fund               0%                                   0%
                         ------------------------------------------------------------------------------------------------

                         ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
                         DEDUCTED FROM FUND ASSETS)

                                      Distribution                      Total Annual     Fee Waiver/
                         Advisory    and/or Service         Other      Fund Operating      Expense        Net Operating
                         Fees(1)      (12b-1) Fees       Expenses(2)    Expenses(1)     Reimbursement       Expneses
                         ------------------------------------------------------------------------------------------------

                         0.0175%          N/A              0.0617%        0.0792%          0.0262%           0.0530%
                         ------------------------------------------------------------------------------------------------

                         ------------------------------------------------------------------------------------------------

                         EXAMPLES: The Examples are intended to help you compare
                         the cost of investing in shares of the Fund with the
                         costs of investing in other mutual funds. The Examples
                         assume that you invest $10,000 in the shares of the
                         Fund for the time periods indicated and then redeem all
                         your shares at the end of those periods. The Examples
                         also assume that your investment has a 5% return each
                         year, the reinvestment of all dividends and
                         distributions, and that the Fund's operating expenses
                         remain the same. Although your actual costs may be
                         higher or lower, the Examples show what your costs
                         would be based on these assumptions.*

                                                                 Year 1        Year 3        Year 5        Year 10
                         ------------------------------------------------------------------------------------------------

                         Allianz Dresdner Daily Asset
                         Fund                                      $5           $23           $42            $99
                         ------------------------------------------------------------------------------------------------

                         *   The Examples are based on the Net Operating
                             Expenses shown above.

                         (1) Dresdner Advisors has contractually agreed, for the
                             period March 1, 2006 through February 28, 2007, to
                             waive advisory fees or pay all or a portion of
                             certain of the Fund's other operating expenses so
                             that the Fund's net operating expenses do not
                             exceed 0.053%. The Examples above assume the
                             expiration of this expense reduction agreement
                             after the one-year period.

                         (2) Other Expenses of the Fund used in the tables above
                             are based on estimated amounts for the Fund's
                             current fiscal year. Other Expenses include a
                             0.030% Administrative Fee.

                                       -5-

                         Summary of Principal Risks

                         The factors that are most likely to have a material
                         effect on the Fund's portfolio as a whole are called
                         "principal risks." The principal risks of the Fund are
                         identified in the Fund Summary and are described in
                         this section. The Fund may be subject to additional
                         principal risks and risks other than those described
                         below because the types of investments made by the Fund
                         can change over time. Securities and investment
                         techniques mentioned in this summary and described in
                         greater detail under "Characteristics and Risks of
                         Securities and Investment Techniques" appear in BOLD
                         TYPE. That section and "Investment Objectives and
                         Policies" in the Statement of Additional Information
                         relating to the Fund also include more information
                         about the Fund, its investments and the related risks.
                         There is no guarantee that the Fund will be able to
                         achieve its investment objective.

INTEREST RATE RISK       As interest rates rise, the value of fixed income
                         securities held by the Fund are likely to decrease.
                         Securities with longer durations tend to be more
                         sensitive to changes in interest rates, usually making
                         them more volatile than securities with shorter
                         durations.

CREDIT RISK              The Fund could lose money if the issuer or guarantor of
                         a fixed income security, or the counterparty to a
                         REPURCHASE AGREEMENT, is unable or unwilling to make
                         timely principal and/or interest payments, or to
                         otherwise honor its obligations.

MARKET RISK              The market price of securities owned by the Fund may go
                         up or down, sometimes rapidly or unpredictably.
                         Securities may decline in value due to factors
                         affecting securities markets generally or particular
                         industries represented in the securities markets. The
                         value of a security may decline due to general market
                         conditions which are not specifically related to a
                         particular company, such as real or perceived adverse
                         economic conditions, changes in the general outlook for
                         corporate earnings, changes in interest or currency
                         rates or adverse investor sentiment generally. They may
                         also decline due to factors which affect a particular
                         industry or industries, such as labor shortages or
                         increased production costs and competitive conditions
                         within an industry. Equity securities generally have
                         greater price volatility than fixed income securities.

ISSUER RISK              The value of a security may decline for a number of
                         reasons which directly relate to the issuer, such as
                         management performance, financial leverage and reduced
                         demand for the issuer's goods or services.

MANAGEMENT RISK          The Fund is subject to management risk because it is an
                         actively managed investment portfolio. Dresdner
                         Advisors will apply investment techniques and risk
                         analyses in making investment decisions for the Fund,
                         but there can be no guarantee that these will produce
                         the desired results.

FINANCIAL SERVICES       Financial services companies are highly dependent on
INDUSTRY RISK            the supply of short-term financing. Credit losses
                         resulting from financial difficulties of borrowers can
                         negatively affect the financial services industries.
                         The value of securities of issuers in the financial
                         services industries can be sensitive to changes in
                         government regulation and interest rates and to
                         economic downturns in the United States and abroad.
                         Because the Fund may invest more than 25% of its assets
                         in securities of issuers in the financial services
                         industries, the Fund may be affected more adversely
                         than similar funds by changes affecting these
                         industries.

                                       -6-

                         Management of the Fund

INVESTMENT ADVISER       Dresdner Advisors serves as the investment adviser for
                         the Fund. Subject to the supervision of the Board of
                         Trustees, Dresdner Advisors is responsible for managing
                         the investment activities of the Fund. Dresdner
                         Advisors, a wholly-owned subsidiary of Dresdner Bank,
                         is located at 1301 Avenue of the Americas, New York, NY
                         10019. As of December 31, 2005, Dresdner Advisors had
                         approximately $578 million in assets under management.

ADVISORY FEES            As investment adviser to the Fund, Dresdner Advisors
                         receives a fee from the Fund at the annual rate of
                         0.0175% of the Fund's average daily net assets.

INDIVIDUAL PORTFOLIO
MANAGERS                 Charles H. Dedekind and John Bilello, both Senior
                         Portfolio Managers of Dresdner Advisors, have primary
                         responsibility for managing the Fund. Prior to joining
                         Dresdner Bank, Mr. Dedekind spent five years at
                         Deutsche Bank as the Co-Head of the US Dollar
                         Investment Desk, which included separately managed
                         accounts, ERISA and 2-a7 type funds. He also managed a
                         $15 billion SEC registered institutional money market
                         fund, which was the top performing fund in its class in
                         2001.

                         Mr. Bilello is both a Senior Portfolio Manager and the
                         President of Dresdner Advisors and has served in that
                         role since 2005. Prior to joining Dresdner Advisors,
                         Mr. Bilello spent five years at Deutsche Bank as the
                         Co-Head of the US Dollar Investment Desk responsible
                         for the performance of a $80 billion portfolio which
                         consisted of separately managed accounts, ERISA and
                         2a-7 type funds.

ADMINISTRATOR            Allianz Global Investors Fund Management LLC (the
                         Administrator") serves as administrator to the Fund and
                         is responsible for managing the Fund's business affairs
                         and other administrative matters. The Administrator, an
                         indirect subsidiary of Allianz Global Investors of
                         America L.P. ("AGI"), is located at 1345 Avenue of
                         Americas, New York, NY 10105. Organized in 2000 as a
                         subsidiary successor in the restructuring of a business
                         originally organized in 1987, the Administrator
                         provides investment management and advisory services to
                         private accounts of institutional and individual
                         clients and to open-end and closed-end investment
                         company clients. As of December 31, 2005, the
                         Administrator and its investment management affiliates
                         had approximately $39.8 billion in assets under
                         management.

ADMINISTRATIVE FEES      The Administrator receives a fee from the Fund at an
                         annual rate of 0.030% of the Fund's average daily net
                         assets.

DISTRIBUTOR              The Fund's principal underwriter is Allianz Global
                         Investors Distributors LLC (the "Distributor"), an
                         indirect subsidiary of Allianz Global Investors of
                         America L.P. The Distributor, located at 2187 Atlantic
                         Street, Stamford, Connecticut 06902, is a broker-dealer
                         registered with the Securities and Exchange Commission
                         (the "SEC").

REGULATORY MATTERS       In June and September 2004, the Administrator, certain
AND LITIGATION           of its affiliates (including the Distributor and PEA
                         Capital LLC) and AGI, agreed to settle, without
                         admitting or denying the allegations, claims brought by
                         the Securities and Exchange Commission (the "SEC"), the
                         New Jersey Attorney General and the California Attorney
                         General alleging violations of federal and state
                         securities laws with respect to certain open-end funds
                         for which the Administrator serves as investment
                         adviser. Two settlements (with the SEC and New Jersey)
                         related to an alleged "market timing" arrangement in
                         certain open-end funds sub-advised by PEA Capital. Two
                         settlements (with the SEC and California) related to
                         the alleged use of cash and fund portfolio commissions
                         to finance "shelf-space" arrangements

                                       -7-

                         with broker-dealers for open-end funds. The
                         Administrator and its affiliates agreed to pay a total
                         of $68 million to settle the claims related to market
                         timing and $20.6 million to settle the claims related
                         to shelf space. The settling parties also agreed to
                         make certain corporate governance changes. None of the
                         settlements allege that any inappropriate activity took
                         place with respect to the Fund.

                         Since February 2004, the Administrator and certain of
                         its affiliates and their employees have been named as
                         defendants in a number of pending lawsuits concerning
                         "market timing," and "revenue sharing/shelf
                         space/directed brokerage," which allege the same or
                         similar conduct underlying the regulatory settlements
                         discussed above. The market timing lawsuits have been
                         consolidated in a Multi-District Litigation in the
                         United States District Court for the District of
                         Maryland, and the revenue sharing/shelf space/directed
                         brokerage lawsuits have been consolidated in the United
                         States District Court for the District of Connecticut.
                         An additional market timing lawsuit filed by the
                         Attorney General of West Virginia against a number of
                         fund companies, including the Administrator and two of
                         its affiliates, has also been transferred to the
                         Multi-District Litigation in Maryland. Any potential
                         resolution of these matters may include, but not be
                         limited to, judgments or settlements for damages
                         against the Administrator or its affiliates or related
                         injunctions. The Administrator believes that other
                         similar lawsuits may be filed in federal or state
                         courts in the future.

                         Under Section 9(a) of the 1940 Act, if any of the
                         various regulatory proceedings or lawsuits were to
                         result in a court injunction against the Administrator,
                         AGI and/or their affiliates, they and their affiliates
                         (including Dresdner Advisors) would, in the absence of
                         exemptive relief granted by the SEC, be barred from
                         serving as an investment adviser/sub-adviser or
                         principal underwriter for any registered investment
                         company, including the Fund. In connection with an
                         inquiry from the SEC concerning the status of the New
                         Jersey settlement referenced above with regard to any
                         implications under Section 9(a), the Administrator and
                         certain of its affiliates (together, the "Applicants")
                         have sought exemptive relief from the SEC under Section
                         9(c) of the 1940 Act. The SEC has granted the
                         Applicants a temporary exemption from the provisions of
                         Section 9(a) with respect to the New Jersey settlement
                         until the earlier of (i) September 13, 2006 and (ii)
                         the date on which the SEC takes final action on their
                         application for a permanent exemptive order. There is
                         no assurance that the SEC will issue a permanent order.
                         If a court injunction were to issue against the
                         Administrator or its affiliates with respect to any of
                         the other matters referenced above, the Administrator
                         or the affiliates would, in turn, seek similar
                         exemptive relief under Section 9(c) with respect to
                         that matter, although there is no assurance that such
                         exemptive relief would be granted.

                         The foregoing speaks only as of the date of this
                         document.

                         Purchases and Redemptions

PURCHASING AND           Investors may purchase and redeem Fund shares at the
REDEEMING SHARES         Fund's net asset value without a sales charge or other
                         fee.

                         Shares of the Fund are offered to lenders (each, a
                         "Lender") participating in the securities lending
                         program administered by Dresdner Bank-NY for the
                         investment and reinvestment of cash collateral.
                         Institutional investors other than program participants
                         may invest in the Fund. Dresdner Bank-NY will effect
                         all purchases and redemptions on behalf of investors.

                         Because the Fund is intended for short-term investment,
                         it does not monitor for market timers or prohibit such
                         short-term trading activity. Although the Fund is
                         managed in a manner that is consistent with its
                         investment objective, frequent trading by shareholders
                         may disrupt its management and increase its expenses.

                                       -8-

TIMING OF PURCHASE AND   A purchase order received by the transfer agent prior
REDEMPTION ORDERS AND    to the close of regular trading on the New York Stock
SHARE PRICE              Exchange (normally 4:00 p.m., Eastern Time) on a day
CALCULATIONS             the Fund is open for business, will be effected at that
                         day's net asset value. An order received after 4:00
                         p.m., Eastern Time will be effected at the net asset
                         value determined on the next business day. The Fund is
                         "open for business" on each day the New York Stock
                         Exchange is open for trading. Purchase orders will be
                         accepted only on days on which the Fund is open for
                         business.

OTHER PURCHASE           Purchases of the Fund's shares will normally be made
INFORMATION              only in full shares, but may be made in fractional
                         shares under certain circumstances. Certificates for
                         shares will not be issued.

                         The Fund reserves the right, in its sole discretion, to
                         suspend the offering of shares of the Fund or to reject
                         any purchase order, in whole or in part, when, in the
                         judgment of management, such suspension or rejection is
                         in the best interests of the Fund.

OTHER REDEMPTION         Redemption requests for Fund shares are effected at the
INFORMATION              net asset value per share next determined after receipt
                         of a redemption request by the Fund. A redemption
                         request received by the transfer agent prior to 4:00
                         p.m., Eastern Time, on a day the Fund is open for
                         business, is effected on that day. A redemption request
                         received after that time is effected on the next
                         business day. The Fund may suspend the right of
                         redemption or postpone the payment date at times when
                         the New York Stock Exchange is closed, or during
                         certain other periods as permitted under the federal
                         securities laws.

VERIFICATION OF          To help the government fight the funding of terrorism
IDENTITY                 and money laundering activities, federal law requires
                         financial institutions to obtain, verify and record
                         identification information relating to certain persons
                         that open a new account. As a result, the Fund may be
                         required to obtain the following information for
                         certain persons that open a new account:

                         1.  Name.

                         2.  Date of birth (for individuals).

                         3.  Residential or business street address.

                         4.  Social security number, taxpayer identification
                             number, or other identifying number.

                         Additional information may be required to open accounts
                         for corporations and other entities.

                         After an account is opened, the Fund may restrict your
                         ability to purchase additional shares until your
                         identity is verified. The Fund also may close your
                         account AND REDEEM YOUR SHARES or take other
                         appropriate action if it is unable to verify your
                         identity within a reasonable time.

PORTFOLIO HOLDINGS       A description of the Fund's policies and procedures
DISCLOSURE POLICY        with respect to the disclosure of its portfolio
                         holdings is available in the Statement of Additional
                         Information.

                                       -9-

                         How Fund Shares are Priced

                         The net asset value ("NAV") of the Fund's shares is
                         determined by dividing the total value of the Fund's
                         investments and other assets, less any liabilities, by
                         the total number of shares outstanding of the Fund.
                         Fund shares are valued as of the close of regular
                         trading (usually 4:00 p.m. Eastern Time) on each day
                         that the New York Stock Exchange is open.

                         The Fund's securities are valued using the amortized
                         cost method of valuation, which involves valuing a
                         security at cost on the date of acquisition and
                         thereafter assuming a constant accretion of a discount
                         or amortization of a premium to maturity, regardless of
                         the impact of fluctuating interest rates on the market
                         value of the instrument. While this method provides
                         certainty in valuation, it may result in periods during
                         which the value, as determined by amortized cost, is
                         higher or lower than the price the Fund would receive
                         if it sold the security.

                         Fund Distributions

                         The Fund distributes substantially all of its net
                         investment income to shareholders in the form of
                         dividends. You begin earning dividends on the shares
                         the day after the Fund receives your purchase payment.
                         Dividends are declared daily and paid monthly.

                         In addition, the Fund distributes any net capital gains
                         it earns from the sale of portfolio securities to
                         shareholders investing in the Fund no less frequently
                         than annually. Net short-term capital gains may be paid
                         more frequently.

                         A shareholder may have distributions from the Fund
                         reinvested in the Fund or paid in cash.

                         Tax Consequences

                         TREATMENT AS A RIC. The Fund intends to elect to be
                         treated and to qualify each year for taxation as a
                         regulated investment company eligible for treatment
                         under the provisions of Subchapter M of the Internal
                         Revenue Code of 1986, as amended (the "Code"). If the
                         Fund so qualifies and satisfies certain distribution
                         requirements, the Fund will not be subject to federal
                         income tax on income distributed in a timely manner to
                         its shareholders in the form of dividends or capital
                         gains distributions.

                         TAXES ON FUND DISTRIBUTIONS. If you are subject to U.S.
                         federal income tax, you will be subject to tax on Fund
                         distributions whether you receive them in cash or
                         reinveste them in additional shares of the Fund. For
                         federal income tax purposes, Fund distributions will be
                         taxable to you as either ordinary income or capital
                         gains.

                         Unless you are an entity exempt from income taxes, fund
                         dividends that are distributions of investment income
                         are taxable to you generally as ordinary income.
                         Federal taxes on Fund distributions of gains are
                         determined by how long the Fund owned the investments
                         that generated the gains, rather than how long you have
                         owned your shares. Distributions of gains from
                         investments that the Fund owned for more than 12 months
                         that are properly designated by the Fund as capital
                         gain dividends will generally be taxable to you as
                         long-term capital gains. Distributions of net capital
                         gains from investments that the Fund owned for 12
                         months or less will generally be taxable to you as
                         ordinary income. The Fund does not expect to distribute
                         gains taxable as long-term capital gains. For taxable
                         years beginning on or before December 31, 2008,
                         distributions of investment income designated by the
                         Fund as derived from "qualified dividend income" will
                         be taxed in the hands of individuals at the rates
                         applicable to long-term capital gain, provided holding
                         period and other

                                      -10-

                         requirements are met at both the shareholder and Fund
                         level. The Fund does not expect a significant portion
                         of Fund distributions to be derived from qualified
                         dividend income.

                         Distributions received by tax-exempt shareholders
                         generally will not be subject to federal income tax.
                         Please see the Statement of Additional Information for
                         further details.

                         Fund distributions are taxable to you even if they are
                         paid from income or gains earned by the Fund prior to
                         your investment and thus were included in the price you
                         paid for your shares. For example, if you purchase
                         shares on or just before the record date of a Fund
                         distribution, you will pay full price for the shares
                         and may receive a portion of your investment back as a
                         taxable distribution.

                         TAXES WHEN YOU SELL (OR REDEEM) YOUR SHARES. Any gain
                         resulting from the sale or redemption of Fund shares
                         will generally be subject to federal income tax.

                         Returns of capital. If the Fund's distributions exceed
                         its taxable income and capital gains realized during a
                         taxable year, all or a portion of the distributions
                         made in the same taxable year may be recharacterized as
                         a return of capital to you. A return of capital
                         distribution will generally not be taxable, but will
                         reduce your cost basis in the Fund and result in a
                         higher reported capital gain or lower reported capital
                         loss when you sell those shares on which the
                         distribution was received.

                         BACKUP WITHHOLDING. The Fund is required to apply
                         backup withholding to certain taxable distributions
                         including, for example, distributions paid to any
                         individual shareholder who fails to properly furnish
                         the Fund with a correct taxpayer identification number.
                         Under current law, the backup withholding rate is 28%
                         for amounts paid in 2006. Please see the Statement of
                         Additional Information for further details about (and
                         possible changes to) the new backup withholding tax
                         rates.

                         NON U.S. SHAREHOLDERS. In general, dividends (other
                         than capital gain dividends) paid to a shareholder that
                         is not a "U.S. person" within the meaning of the Code
                         (such shareholder, a "foreign person") are subject to
                         withholding of U.S. federal income tax at a rate of 30%
                         (or lower applicable treaty rate). However, under
                         recent legislation, effective for taxable years of the
                         Fund beginning before January 1, 2008, the Fund
                         generally will not be required to withhold any amounts
                         with respect to distributions of (i) U.S.-source
                         interest income that, in general would not be subject
                         to U.S. federal income tax if earned directly by an
                         individual foreign person, and (ii) net-short term
                         capital gains in excess of net long-term capital
                         losses, in each case to the extent such distributions
                         are properly designated by the Fund.

                         Consult your tax adviser about other possible
                         consequences. This is a summary of certain federal
                         income tax consequences of investing in the Fund. You
                         should consult your tax adviser for more information on
                         your own tax situation, including possible state, local
                         and foreign tax consequences.

                                      -11-

                         Characteristics and Risks of Securities and Investment
                         Techniques

                         This section provides additional information about some
                         of the principal investments and related risks of the
                         Fund described under "Risk/Return Summary" and "Summary
                         of Principal Risks" above. It also describes
                         characteristics and risks of additional securities and
                         investment techniques that may be used by the Fund from
                         time to time. Most of these securities and investment
                         techniques are discretionary, which means that Dresdner
                         Advisors can decide whether to use them or not. This
                         Prospectus does not attempt to disclose all of the
                         various types of securities and investment techniques
                         that may be used by the Fund. As with any mutual fund,
                         investors in the Fund rely on the professional
                         investment judgment and skill of the Fund's investment
                         adviser. Please see "Investment Objectives and
                         Policies" in the Statement of Additional Information
                         relating to the Fund for more detailed information
                         about the securities and investment techniques
                         described in this section and about other strategies
                         and techniques that may be used by the Fund.

SECURITIES SELECTION     In selecting securities for the Fund, Dresdner Advisors
                         develops an outlook for interest rates and the economy;
                         analyzes credit and call risks, and uses other security
                         selection techniques. The proportion of the Fund's
                         assets committed to investment in securities with
                         particular characteristics (such as sector, interest
                         rate or maturity) varies based on Dresdner Advisors'
                         outlook for the U.S. economy, the financial markets and
                         other factors. There is no guarantee that Dresdner
                         Advisors' security selection techniques will produce
                         the desired result.

U.S. GOVERNMENT          U.S. Government Securities are obligations of, or
SECURITIES               guaranteed by, the U.S. Government, its agencies or
                         government-sponsored enterprises. U.S. Government
                         Securities are subject to market and interest rate
                         risk, and may be subject to varying degrees of credit
                         risk. U.S. Government Securities include zero coupon
                         securities, which tend to be subject to greater market
                         risk than interest-paying securities of similar
                         maturities. Certain U.S. Government securities issued
                         by government-sponsored enterprises (and not by the
                         U.S. Treasury), such as mortgage-backed securities
                         issued by the Federal Home Loan Mortgage Corporation
                         (Freddie Mac), the Federal National Mortgage
                         Association (Fannie Mae) and the Federal Home Loan
                         Banks (FHLB), are not backed by the full faith and
                         credit of the U.S. Government and involve credit risk.

MORTGAGE-RELATED AND     The Fund may invest in mortgage-related and
ASSET-BACKED             asset-backed securities. Mortgage-related securities
SECURITIES               include mortgage pass-through securities and other
                         securities that directly or indirectly represent a
                         participation in, or are secured by and payable from,
                         mortgage loans on real property. Asset-backed
                         securities represent interests in pools of assets, such
                         as automobile or credit card receivables or home equity
                         loans. The value of some mortgage- or asset-backed
                         securities may be particularly sensitive to changes in
                         prevailing interest rates. Early repayment of principal
                         on some mortgage-related and asset-backed securities
                         may expose the Fund to a lower rate of return upon
                         reinvestment of principal. The value of these
                         securities may fluctuate in response to the market's
                         perception of the asset backing the security, the
                         creditworthiness of the servicing agent of the pool,
                         the originator of the loans, or the financial
                         institution providing any credit enhancement.

LOAN PARTICIPATIONS AND  The Fund may invest in fixed- and floating-rate loans,
ASSIGNMENTS              which investments generally will be in the form of loan
                         participations and assignments of portions of such
                         loans. Participations and assignments involve special
                         types of risk, including credit risk, interest rate
                         risk, liquidity risk, and the risks of being a lender.
                         If the Fund purchases a participation, it may only be
                         able to enforce its rights through the lender, and may
                         assume the credit risk of the lender in addition to
                         that of the borrower.

CORPORATE DEBT           Corporate debt securities are subject to the risk of
SECURITIES               the issuer's inability to meet principal and interest
                         payments on the obligation and may also be subject to
                         price volatility due to such factors as interest rate
                         sensitivity, market perception of the creditworthiness
                         of the issuer and general market liquidity. When
                         interest rates rise, the value of corporate debt
                         securities can be expected to decline. Debt securities
                         with longer maturities tend to be more sensitive to
                         interest rate movements than those with shorter
                         maturities.

VARIABLE AND             Variable and floating rate securities provide for a
                         periodic adjustment in the interest rate paid

                                      -12-

FLOATING RATE            on the obligations. The Fund may invest in floating
SECURITIES               rate debt instruments ("floaters"). While floaters
                         provide a certain degree of protection against rises in
                         interest rates, the Fund will participate in any
                         declines in interest rates as well.

REPURCHASE AGREEMENTS    The Fund may enter into repurchase agreements, in which
                         the Fund purchases a security from a bank or
                         broker-dealer and agrees to repurchase the security at
                         the Fund's cost plus interest within a specified time.
                         If the party agreeing to repurchase should default, the
                         Fund will seek to sell the securities which it holds.
                         This could involve procedural costs or delays in
                         addition to a loss on the securities if their value
                         should fall below their repurchase price. Repurchase
                         agreements maturing in more than seven days are
                         considered illiquid securities.

INFLATION-INDEXED        Inflation-indexed bonds are fixed income securities
BONDS                    whose principal value is periodically adjusted
                         according to the rate of inflation. If the index
                         measuring inflation falls, the principal value of
                         inflation-indexed bonds will be adjusted downward, and
                         consequently the interest payable on these securities
                         (calculated with respect to a smaller principal amount)
                         will be reduced. Repayment of the original bond
                         principal upon maturity (as adjusted for inflation) is
                         guaranteed in the case of U.S. Treasury
                         inflation-indexed bonds. For bonds that do not provide
                         a similar guarantee, the adjusted principal value of
                         the bond repaid at maturity may be less than the
                         original principal.

                         The value of inflation-indexed bonds is expected to
                         change in response to changes in real interest rates.
                         Real interest rates are tied to the relationship
                         between nominal interest rates and the rate of
                         inflation. If nominal interest rates increase at a
                         faster rate than inflation, real interest rates may
                         rise, leading to a decrease in value of
                         inflation-indexed bonds. Short-term increases in
                         inflation may lead to a decline in value. Any increase
                         in the principal amount of an inflation-indexed bond
                         will be considered taxable ordinary income, even though
                         investors do not receive their principal until
                         maturity.

WHEN-ISSUED, DELAYED     The Fund may purchase securities which it is eligible
DELIVERY AND FORWARD     to purchase on a when-issued basis, may purchase and
COMMITMENT               sell such securities for delayed delivery and may make
TRANSACTIONS             contracts to purchase such securities for a fixed price
                         at a future date beyond normal settlement time (forward
                         commitments). When-issued transactions, delayed
                         delivery purchases and forward commitments involve a
                         risk of loss if the value of the securities declines
                         prior to the settlement date. This risk is in addition
                         to the risk that the Fund's other assets will decline
                         in value. Therefore, these transactions may result in a
                         form of leverage and increase the Fund's overall
                         investment exposure. Typically, no income accrues on
                         securities the Fund has committed to purchase prior to
                         the time delivery of the securities is made, although
                         the Fund may earn income on securities it has
                         designated to cover these positions.

INVESTMENT IN OTHER      Subject to applicable restrictions and limitations of
INVESTMENT COMPANIES     the Investment Company Act, the Fund may invest in
                         securities of other investment companies, such as
                         open-end or closed-end management investment companies,
                         or in pooled accounts or other investment vehicles. As
                         a shareholder of an investment company, the Fund may
                         indirectly bear service and other fees which are in
                         addition to the fees the Fund pays its service
                         providers.

ILLIQUID SECURITIES      The Fund may invest up to 10% of its net assets in
                         illiquid securities. Certain illiquid securities may
                         require pricing at fair value as determined in good
                         faith under the supervision of the Board of Trustees. A
                         portfolio manager may be subject to significant delays
                         in disposing of illiquid securities, and transactions
                         in illiquid securities may entail registration expenses
                         and other transaction costs that are higher than those
                         for transactions in liquid securities. The term
                         "illiquid securities" for this purpose means securities
                         that cannot be disposed of within seven days in the
                         ordinary course of business at approximately the amount
                         at which the Fund has valued the securities. Restricted
                         securities, i.e., securities subject to legal or
                         contractual restrictions on resale, may be illiquid.
                         However, some restricted securities (such as securities
                         issued pursuant to Rule 144A under the Securities Act
                         of 1933 and certain commercial paper) may be treated as
                         liquid, although they may be less liquid than
                         registered securities traded on established secondary
                         markets.

                                      -13-

CHANGES IN INVESTMENT    The investment objective of the Fund may be changed by
OBJECTIVES AND           the Board of Trustees without shareholder approval.
POLICIES                 Unless otherwise stated, all other investment policies
                         of the Fund may be changed by the Board of Trustees
                         without shareholder approval.

PERCENTAGE INVESTMENT    Unless otherwise stated, all percentage limitations on
LIMITATIONS              Fund investments listed in this Prospectus will apply
                         at the time of investment. The Fund would not violate
                         these limitations unless an excess or deficiency occurs
                         or exists immediately after and as a result of an
                         investment.

OTHER INVESTMENTS AND    The Fund may invest in other types of securities and
TECHNIQUES               use a variety of investment techniques and strategies
                         which are not described in this Prospectus. These
                         securities and techniques may subject the Fund to
                         additional risks. Please see the Statement of
                         Additional Information relating to the Fund for
                         additional information about the securities and
                         investment techniques described in this Prospectus and
                         about additional securities and techniques that may be
                         used by the Fund.

                         Financial Highlights

                         The financial highlights table is intended to help a
                         shareholder understand the financial performance of the
                         Fund since it commenced operations. The total returns
                         in the table represent the rate that an investor would
                         have earned or lost on an investment in the Fund,
                         assuming reinvestment of all dividends and
                         distributions. This information has been audited by
                         PricewaterhouseCoopers LLP, whose report, along with
                         the Fund's financial statements, are included in the
                         annual report to shareholders. The annual report is
                         incorporated by reference in the Statement of
                         Additional Information relating to the Fund and is
                         available free of charge upon request from the
                         Distributor at the number at the back of this
                         prospectus.

                                      -14-

                               FIXED INCOME SHARES
                        ALLIANZ DRESDNER DAILY ASSET FUND
                              FINANCIAL HIGHLIGHTS
                FOR A SHARE OUTSTANDING THROUGH OCTOBER 31, 2005:

                                                                Year ended            For the Period March 24, 2004*
                                                                October 31, 2005            through October 31, 2004
                                                                ----------------      -------------------------------

Net asset value, beginning of period ........................          $    1.00                            $    1.00

INVESTMENT OPERATIONS:

Net Investment income .......................................               0.03                                 0.01
Net realized gain on investments ............................               0.00**                               0.00**
Total from investment operations ............................               0.03                                 0.01
                                                                       ---------                            ---------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net Investment income .......................................              (0.03)                               (0.01)
Net realized gain on investments ............................              (0.00)**                             (0.00)**
Total from investment operations ............................              (0.03)                               (0.01)
                                                                       ---------                            ---------

Net asset value, end of period ..............................          $    1.00                            $    1.00
                                                                       ---------                            ---------

TOTAL RETURN (1) ............................................               2.97%                                0.79%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000's) ...........................          $ 548,584                            $ 205,124
Ratio of expenses to average net assets (2)(3) ..............               0.05%                                0.05%(4)
Ratio of net investment income to average net assets (3) ....               3.06%                                1.30%(4)

______________________________________________________________

 *    Commencement of operations

**    Less than $0.005 per share

(1) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.

(2) Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank.

(3) During the fiscal period indicated above, the Investment Adviser waived all of its fee and assumed a portion of the Fund's operating expenses. If such waiver and assumption had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 0.08% and 3.03%, respectively, for the year ended October 31, 2005 and
0.09% (annualized) and 1.26% (annualized), respectively for the period from
March 24, 2004 (commencement of operations) through October 31, 2004.

(4) Annualized

                                      -15-

                        ALLIANZ DRESDNER DAILY ASSET FUND
                               FIXED INCOME SHARES

INVESTMENT ADVISER
Dresdner Advisors LLC
1301 Avenue of the Americas
New York, NY 10019

ADMINISTRATOR
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

DISTRIBUTOR
Allianz Global Investors Distributors LLC
2187 Atlantic Street
Stamford, CT 06902

CUSTODIAN AND ACCOUNTING AGENT
State Street Bank and Trust Company
801 Pennsylvania
Kansas City, MO 64105

TRANSFER AGENT
Boston Financial Data Services
330 West 9th Street
Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
1055 Broadway, 10th Floor
Kansas City, Missouri 64105-1595

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110

TRUSTEES & PRINCIPAL OFFICERS

Paul Belica                   Trustee
Robert E. Connor              Trustee
John J. Dalessandro II        Trustee
Hans W. Kertess               Trustee
David C. Flattum              Trustee
R. Peter Sullivan III         Trustee
Brian S. Shlissel             President & Chief Executive Officer
Lawrence G. Altadonna         Treasurer, Principal Financial &
                              Accounting Officer
Youse E. Guia                 Chief Compliance Officer
Thomas J. Fuccillo            Secretary and Chief Legal Officer

The Fund's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders includes additional information about the
Fund. The SAI and the financial statements included in the Fund's most recent annual report to shareholders are incorporated by reference into this
Prospectus, which means they are a part of this Prospectus for legal purposes.
In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Because the Fund has been established primarily for the investment and reinvestment of cash collateral on behalf of lenders participating in the securities lending program, the Fund does not maintain a website for its shareholders.

You may get free copies of the SAI and the annual or semi-annual report, request other information about the Fund, or make inquiries by calling Allianz Global
Distributors LLC at 1-800-462-9767.

You may review and copy information about the Fund, including its SAI, at the
Securities and Exchange Commission's Public Reference Room in Washington, D.C.
You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the Fund on the EDGAR Database on the Commission's Internet
site at HTTP://WWW.SEC.GOV. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address:
PUBLICINFO@SEC.GOV, or by writing the Public Reference Section of the
Commission, Washington, D.C. 20549-0102. You may need to refer to the Fund's file number under the Investment Company Act, which is 811-9721.

                                      -16-

                        ALLIANZ DRESDNER DAILY ASSET FUND
                                   A SERIES OF
                               FIXED INCOME SHARES

                       STATEMENT OF ADDITIONAL INFORMATION

                                  MARCH 1, 2006

      This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectus of Allianz Dresdner Daily Asset Fund
(the "Fund"), a series of Fixed Income SHares (the "Trust"), dated March 1,
2006, as supplemented from time to time (the "Prospectus"). Through a separate prospectus and statement of additional information, each dated March 1, 2006, as supplemented from time to time, the Trust offers three additional series of shares: FISH: Series C, FISH: Series M and FISH: Series R.

      Audited financial statements for the Fund, as of October 31, 2005, including notes thereto, and the report of PricewaterhouseCoopers LLP are incorporated herein by reference from the Trust's Annual Report. Copies of the
Prospectus and Annual Report, which are incorporated by reference into (legally a part of) this Statement of Additional Information, may be obtained free of charge at the following address and telephone number:

                            Allianz Global Investors Distributors LLC
                            2187 Atlantic Avenue
                            Stamford, Connecticut 06902
                            1-800-462-9727

                                                                           PAGE
                                                                           -----

                                    THE TRUST

      The Trust is an open-end management investment company ("mutual fund")
that currently consists of four separate investment portfolios: FISH: Series C,
FISH: Series M, FISH: Series R and the Fund. The Fund is "diversified" within the meaning of the Investment Company Act of 1940 (the "1940 Act"). The shares of FISH: Series C, FISH: Series M, FISH: Series R and any other future series of the Trust are offered by one or more separate prospectuses and statements of additional information.

      The Trust was organized as a Massachusetts business trust on November 3,
1999.

                       INVESTMENT OBJECTIVES AND POLICIES

      In addition to the principal investment strategies and the principal risks of the Fund described in the Prospectus, the Fund may employ other investment practices and may be subject to additional risks which are described below.
Certain strategies and/or risks described below may not apply to the Fund.
Unless a strategy or policy described below is specifically prohibited by the investment restrictions listed in the Prospectus, by the investment restrictions under "Investment Restrictions" in this Statement of Additional Information, or by applicable law, the Fund may engage in each of the practices described below.

      The Fund's investment adviser, Dresdner Advisors LLC, which is responsible for making investment decisions for the Fund, is referred to in this section and the remainder of this Statement of Additional Information as the "Adviser" or
"Dresdner Advisors."

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES

      The Fund may invest in mortgage-related securities and in other asset-backed securities (unrelated to mortgage loans) that are offered to investors currently or in the future. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates, and, like other fixed income investments, the ability of the
Fund to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly.

      MORTGAGE-RELATED SECURITIES. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others.
Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities.
The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

      MORTGAGE PASS-THROUGH SECURITIES. Mortgage pass-through securities are securities representing interests in "pools" of mortgage loans secured by residential or commercial real property. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by

                                        1

repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government
National Mortgage Association or "Ginnie Mae") are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

      The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase.

      Payment of principal and interest on some mortgage pass-through securities
(but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by Ginnie Mae) or guaranteed by agencies or instrumentalities of the
U.S. Government (in the case of securities guaranteed by the Federal National
Mortgage Association ("Fannie Mae") or the Federal Home Loan Mortgage
Corporation ("Freddie Mac")). The principal governmental guarantor of mortgage-related securities is Ginnie Mae. Ginnie Mae is a wholly-owned U.S.
Government corporation within the Department of Housing and Urban Development.
Ginnie Mae is authorized to guarantee, with the full faith and credit of the
U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the "FHA"), or
guaranteed by the Department of Veterans Affairs (the "VA").

      Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development.
Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations.

      Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan
Banks and now owned entirely by private stockholders. Freddie Mac issues
Participation Certificates ("PCs") which represent interests in conventional mortgages from Freddie Mac's national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations.

      Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.
Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect

                                        2

government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.
Such insurance and guarantees, and the creditworthiness of the issuers thereof, will be considered in determining whether a mortgage-related security meets the
Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Adviser determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The Fund will not purchase mortgage-related securities or any other assets which in the Adviser's opinion are illiquid if, as a result, more than 10% of the value of the Fund's net assets (taken at market value at the time of investment) will be invested in illiquid securities.

      Mortgage-related securities that are issued or guaranteed by the U.S.
Government, its agencies or instrumentalities, are not subject to the Fund's industry concentration restrictions, see "Investment Restrictions," by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Fund may take the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages
(including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by Ginnie
Mae, Fannie Mae or Freddie Mac. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither
U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

      ASSET-BACKED SECURITIES. Asset-backed securities, which are generally issued by trusts or special purpose corporations, are backed by pools of assets, such as automobile and credit card receivables or home equity loans. Payments of principal and interest are passed through monthly or quarterly (less servicing fees paid to the originator or fees for any credit enhancement) to security holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust. Asset-backed securities may take the form of commercial paper. The value of an asset-backed security is affected by changes in the market's perception of the assets backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement.

      Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower's other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement of an asset-backed security held by the Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment.

      The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as for prepayments of a pool of mortgage loans underlying mortgage-related securities.
However,

                                        3

asset-backed securities usually do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

      The Adviser expects that other asset-backed securities will be offered to investors in the future and may be purchased by the Fund. Several types of asset-backed securities have already been offered to investors, including
Certificates for Automobile ReceivablesSM ("CARSSM"). CARSSM represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

      Consistent with its investment objectives and policies, the Fund may invest in other types of asset-backed securities.

BANK OBLIGATIONS

      Bank obligations in which the Fund may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers'
acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Subject to the Fund's limitation on industry concentration, see "Investment Restrictions," there is no limitation on the amount of the Fund's assets which may be invested in obligations of foreign banks which meet the conditions set forth herein. The
Fund may only invest in bank obligations that are U.S. dollar-denominated.

      Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

LOAN PARTICIPATIONS

      The Fund may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The
Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, the Fund

                                        4

assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which the Fund may invest may not be rated by any nationally recognized rating service.

      A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, the Fund has direct recourse against the corporate borrower, the
Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

      A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of the Fund were determined to be subject to the claims of the agent bank's general creditors, the Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

      Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

      The Fund may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, the Fund bears a substantial risk of losing the entire amount invested.

      The Fund limits the amount of its total assets that it will invest in issuers or in issuers within the same industry (see "Investment Restrictions").
For purposes of these limits, the Fund generally will treat the corporate borrower as the "issuer" of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between the Fund and the corporate borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the corporate borrower, Securities and Exchange Commission ("SEC") interpretations currently require the Fund to treat both the lending bank or other lending institution and the corporate borrower as "issuers." Treating a financial intermediary as an issuer of indebtedness may restrict the Fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

      Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete.
Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Adviser believes to be a fair price and may be deemed illiquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Fund currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of the Fund's limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Fund's investment restriction relating to the lending of funds or assets by the Fund.

                                        5

      Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the Funds. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Fund relies on the Adviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

CORPORATE DEBT SECURITIES

      The Fund may invest in corporate debt securities of U.S. and foreign issuers. Corporate debt securities include notes, bonds, debentures and commercial paper. The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

      The Fund's investments in U.S. dollar currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in the Adviser's opinion comparable in quality to corporate debt securities in which the Fund may invest. The interest rate on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate.

      DEMAND INSTRUMENTS. Demand instruments are corporate debt securities that the issuer must repay on demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

PARTICIPATION ON CREDITORS COMMITTEES

      The Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Fund. Such participation may subject a Fund to expenses such as legal fees and may make the Fund an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict the Fund's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Fund on such committees also may expose the Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. The Fund would participate on such committees only when the Adviser believes that such participation is necessary or desirable to enforce the Fund's rights as a creditor or to protect the value of securities held by the Fund.

VARIABLE AND FLOATING RATE SECURITIES

      Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate. The Fund may invest in a variable rate security having a stated maturity in excess of 397 calendar days if the interest rate will be adjusted, and the Fund may demand payment of principal from the issuers, within the period.

      The Fund may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset

                                        6

feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well.

INFLATION-INDEXED BONDS

      The Fund may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index ("CPI") accruals as part of a semiannual coupon.

      Inflation-indexed securities issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year's inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

      If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of a U.S.
Treasury inflation-indexed bonds, even during a period of deflation although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bond is not guaranteed and will fluctuate. The Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

      The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation.
Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

      While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

      The periodic adjustment of U.S. inflation-indexed bonds is tied to the
Consumer Price Index for All Urban Consumers ("CPI-U"), which is not seasonably adjusted and which is calculated monthly by the U.S. Bureau of Labor Statistics.
The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

      Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

                                        7

FOREIGN (NON-U.S.) SECURITIES

      The Fund may invest in U.S. dollar currency-denominated corporate debt securities of foreign issuers; certain foreign bank obligations (see "Bank
Obligations"); and U.S. dollar-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities.

      Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These include: differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political instability which can affect U.S. investments in foreign countries and potential restrictions on the flow of international capital. In addition, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.

      Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject.
Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt.
Holders of sovereign debt (including the Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

BORROWING

      Subject to the limitations described under "Investment Restrictions"
below, the Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund's assets and may cause the Fund to liquidate positions when it would not be advantageous to do
so. This borrowing may be unsecured. Provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund's total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund's total assets will require the Fund to maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the
Fund may be required to sell some of its holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

      As noted below, the Fund also may enter into certain transactions, including reverse repurchase agreements and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent the Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund's commitment to repurchase, such an agreement will not be considered a "senior

                                        8

security" by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

      From time to time, the Trust may enter into, and make borrowings for temporary purposes related to the redemption of shares under, a credit agreement with third-party lenders. Borrowings made under such a credit agreement will be allocated between the series of the Trust pursuant to guidelines approved by the
Board of Trustees.

      In addition to borrowing for temporary purposes, the Fund may enter into reverse repurchase agreements and economically similar transactions if permitted to do so under its investment restrictions. A reverse repurchase agreement involves the sale of a fund-eligible security by the Fund, coupled with its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement.
The Fund will segregate assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees and equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements with broker-dealers (but not banks). However, reverse repurchase agreements involve the risk that the market value of securities retained by the
Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To the extent that positions in reverse repurchase agreements are not covered through the segregation of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Fund's limitations on borrowings as specified under "Investment Restrictions" below.

      The Fund also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks." A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund's repurchase of the underlying security. The Fund's obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Fund's forward commitment to repurchase the subject security.

WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS

      The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. When such purchases are outstanding, the
Fund will segregate until the settlement date assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees in an amount sufficient to meet the purchase price. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated.

      When purchasing a security on a when-issued, delayed delivery or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the
Fund remains substantially fully invested at a time when when-issued, delayed delivery or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

      When the Fund has sold a security on a when-issued, delayed delivery or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. The Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

                                        9

ILLIQUID SECURITIES

      The Fund may invest in securities that are illiquid so long as no more than 10% of the net assets of the Fund (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. The Adviser may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities.

      The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale (such as privately placed debt securities), and other securities which legally or in the Adviser's opinion may be deemed illiquid (not including securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that the Adviser has determined to be liquid under procedures approved by the Board of Trustees).

      Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

LOANS OF PORTFOLIO SECURITIES

      The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Adviser to be of relatively high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral consisting of U.S. Government securities, cash or cash equivalents
(negotiable certificates of deposit, bankers' acceptances or letters of credit)
maintained on a daily mark-to-market basis in an amount at least equal at all times to the market value of the securities lent. The borrower pays to the Fund an amount equal to any dividends or interest received on the securities lent.
The Fund may invest only the cash collateral received in interest-bearing, short-term securities or receive a fee from the borrower. In the case of cash collateral, the Fund typically pays a rebate to the lender. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. The Fund's performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of either interest, through investment of cash collateral by the Fund in permissible investments, or a fee, if the collateral is U.S. Government securities.

U.S. GOVERNMENT SECURITIES

      U.S. Government securities are obligations of, or guaranteed by, the U.S.
Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Fund's shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by Ginnie Mae, are supported by the full faith and credit of the United States;
others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the
Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the
Student Loan Marketing Association, are supported only by the credit of the

                                       10

instrumentality. U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and
TIGRs, are not issued by the U.S. Treasury, and are therefore not U.S.
Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities
(e.g., STRIPs and CUBEs) are direct obligations of the U.S. Government.

REPURCHASE AGREEMENTS

      For the purposes of maintaining liquidity and achieving income, the Fund may enter into repurchase agreements with domestic commercial banks or registered broker-dealers. A repurchase agreement is a contract under which the
Fund would acquire a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the
Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities.
This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. The
Adviser will monitor the creditworthiness of the counterparties.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

      The investment restrictions set forth below are fundamental policies of the Fund and may not be changed without shareholder approval by vote of a majority of the outstanding voting securities of the Fund. Under these restrictions, the Fund may not:

      (1) borrow money or issue any senior security, except to the extent permitted under the 1940 Act and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time;

      (2) invest in a security if, as a result of such investment, more than 25%
of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S.
Government or its agencies or instrumentalities (or repurchase agreements with respect thereto), securities of registered investment companies or securities or obligations issued by issuers in the financial services industries;

      (3) purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or which invest in real estate or interests therein;

      (4) purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or swap agreements), except that the Fund may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments or one or more groups of instruments, and on options on such futures contracts to the extent consistent with the Fund's investment objective and policies;

                                       11

      (5) purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures, and except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction;

      (6) make loans, except to the extent permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time; or

      (7) act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

NON-FUNDAMENTAL INVESTMENT RESTRICTION

      The Fund is also subject to the following non-fundamental restriction
(which may be changed without shareholder approval). Unless otherwise indicated, the Fund may not invest more than 10% of its net assets (taken at market value at the time of the investment) in "illiquid securities," illiquid securities being defined to include repurchase agreements maturing in more than seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide withdrawal penalties upon prepayment (other than overnight deposits), or other securities which legally or in the Adviser's opinion may be deemed illiquid (other than securities issued pursuant to Rule
144A under the 1933 Act and certain commercial paper that the Adviser has determined to be liquid under procedures approved by the Board of Trustees).

      Unless otherwise indicated, all limitations applicable to the Fund's investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security, or change in the percentage of the Fund's assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Fund's total assets, will not require the Fund to dispose of an investment. In the event that ratings services assign different ratings to the same security, the
Adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

      Currently, under the 1940 Act, the Fund generally is permitted to engage in borrowings to the extent described in "Investment Objectives and Policies -
Borrowing." To the extent the Fund covers its commitment under a reverse repurchase agreement or other derivative instrument by the segregation of assets determined by the Adviser to be liquid in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund's commitment, such instrument will not be considered a "senior security" for purposes of the Fund's limitations on borrowings.

      The Fund interprets its policies with respect to borrowing and lending to permit such activities as may be lawful for the Fund to the full extent permitted by the 1940 Act or by exemption from the provisions therefrom pursuant to exemptive order of the SEC.

      The phrase "shareholder approval," as used in the Prospectus and this
Statement of Additional Information, and the phrase a "vote of a majority of the outstanding voting securities," as used herein, mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or the Trust, as the case may be, or (2) 67% or more of the shares of the Fund or the Trust, as the case may be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                                       12

                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

      The business of the Trust is managed under the direction of the Trust's
Board of Trustees. Subject to the provisions of the Trust's Declaration of
Trust, its Bylaws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Trust's officers.

      The Trustees and officers of the Trust, their ages, the position they hold with the Trust, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other public company directorships held by the Trustee are listed in the two tables immediately following. Except as shown, each Trustee's and officer's principal occupation and business experience for the last five years have been with the employer(s)
indicated, although in some cases the Trustee may have held different positions with such employer(s). Unless otherwise indicated, the business address of the persons listed below is c/o Allianz Global Investors Fund Management LLC, 1345
Avenue of the Americas, New York, New York 10105.

==========================================================================================================================
                                                                                             NUMBER OF
                                  TERM OF                                                  PORTFOLIOS IN
                                 OFFICE AND                PRINCIPAL                           FUND              OTHER
    NAME           POSITION(S)   LENGTH OF               OCCUPATION(S)                        COMPLEX        DIRECTORSHIPS
   ADDRESS          HELD WITH       TIME                DURING THE PAST                     OVERSEEN BY         HELD BY
   AND AGE            TRUST       SERVED*                   5 YEARS                           TRUSTEE           TRUSTEE
---------------------------------------------------------------------------------------------------------------------------

INDEPENDENT
TRUSTEES**

Paul Belica        Trustee      Since           Trustee, Fixed Income SHares, PIMCO             24               None.
09/27/1921                      inception       Municipal Income Fund, PIMCO
                                (March 2000)    California Municipal Income Fund,
                                                PIMCO New York Municipal Income Fund,
                                                PIMCO Corporate Income Fund, PIMCO
                                                Municipal Income Fund II, PIMCO
                                                California Municipal Income Fund II,
                                                PIMCO New York Municipal Income Fund
                                                II, PIMCO Municipal Income Fund III,
                                                PIMCO California Municipal Income Fund
                                                III, PIMCO New York Municipal Income
                                                Fund III, PIMCO Corporate Opportunity
                                                Fund, Nicholas-Applegate Convertible &
                                                Income Fund, PIMCO High Income Fund,
                                                Nicholas-Applegate Convertible &
                                                Income Fund II, PIMCO Floating Rate
                                                Income Fund, PIMCO Floating Rate
                                                Strategy Fund, Nicholas-Applegate
                                                International & Premium Strategy Fund,
                                                NFJ Dividend, Interest and Premium
                                                Strategy Fund and PIMCO Global
                                                STOCKSplus & Income Fund; Director,
                                                Municipal Advantage Fund Inc.;
                                                Formerly

                                       13

==========================================================================================================================
                                                                                             NUMBER OF
                                  TERM OF                                                  PORTFOLIOS IN
                                 OFFICE AND                PRINCIPAL                           FUND              OTHER
    NAME           POSITION(S)   LENGTH OF               OCCUPATION(S)                        COMPLEX        DIRECTORSHIPS
   ADDRESS          HELD WITH       TIME                DURING THE PAST                     OVERSEEN BY         HELD BY
   AND AGE            TRUST       SERVED*                   5 YEARS                           TRUSTEE           TRUSTEE
---------------------------------------------------------------------------------------------------------------------------

                                                Director, Student Loan Finance Corp.,
                                                Education Loans, Inc., Goal Funding,
                                                Inc., Goal Funding II, Inc. and Surety
                                                Loan Fund, Inc.; Formerly, Manager of
                                                Stratigos Fund LLC, Whistler Fund LLC,
                                                Xanthus Fund LLC & Wynstone Fund LLC;
                                                and Formerly, senior executive and
                                                member of the Board of Smith Barney,
                                                Harris Upham & Co.

Robert E.          Trustee,     Since 2000      Trustee, Fixed Income SHares, PIMCO             24               None.
Connor             Chairman                     Municipal Income Fund, PIMCO
09/17/1934                                      California Municipal Income Fund,
                                                PIMCO New York Municipal Income Fund,
                                                PIMCO Corporate Income Fund,
                                                PIMCO Municipal Income Fund II,
                                                PIMCO California Municipal
                                                Income Fund II, PIMCO New York
                                                Municipal Income Fund II, PIMCO
                                                Municipal Income Fund III, PIMCO
                                                California Municipal Income Fund
                                                III, PIMCO New York Municipal
                                                Income Fund III, PIMCO Corporate
                                                Opportunity Fund,
                                                Nicholas-Applegate Convertible &
                                                Income Fund, PIMCO High Income
                                                Fund, Nicholas-Applegate
                                                Convertible & Income Fund II,
                                                PIMCO Floating Rate Income Fund,
                                                PIMCO Floating Rate Strategy
                                                Fund, Nicholas-Applegate
                                                International & Premium Strategy
                                                Fund, NFJ Dividend, Interest and
                                                Premium Strategy Fund and PIMCO
                                                Global STOCKSplus & Income Fund;
                                                Director, Municipal Advantage
                                                Fund, Inc.; Corporate Affairs
                                                Consultant. Formerly, Senior
                                                Vice President, Corporate
                                                Office, Smith Barney Inc.

John J.            Trustee      Since 2005      Trustee, Fixed Income SHares, PIMCO             23               None.
Dalessandro II                                  Municipal Income Fund, PIMCO
07/26/1937                                      California Municipal Income Fund,
                                                PIMCO New York Municipal Income Fund,
                                                PIMCO

                                       14

==========================================================================================================================
                                                                                             NUMBER OF
                                  TERM OF                                                  PORTFOLIOS IN
                                 OFFICE AND                PRINCIPAL                           FUND              OTHER
    NAME           POSITION(S)   LENGTH OF               OCCUPATION(S)                        COMPLEX        DIRECTORSHIPS
   ADDRESS          HELD WITH       TIME                DURING THE PAST                     OVERSEEN BY         HELD BY
   AND AGE            TRUST       SERVED*                   5 YEARS                           TRUSTEE           TRUSTEE
---------------------------------------------------------------------------------------------------------------------------

                                                Corporate Income Fund, PIMCO Municipal
                                                Income Fund II, PIMCO California
                                                Municipal Income Fund II, PIMCO New
                                                York Municipal Income Fund II, PIMCO
                                                Municipal Income Fund III, PIMCO
                                                California Municipal Income Fund III,
                                                PIMCO New York Municipal Income Fund
                                                III, PIMCO Corporate Opportunity Fund,
                                                Nicholas-Applegate Convertible &
                                                Income Fund, PIMCO High Income Fund,
                                                Nicholas-Applegate Convertible &
                                                Income Fund II; PIMCO Floating Rate
                                                Income Fund, PIMCO Floating Rate
                                                Strategy Fund; Nicholas-Applegate
                                                International & Premium Strategy Fund,
                                                NFJ Dividend, Interest and Premium
                                                Strategy Fund and PIMCO Global
                                                STOCKSplus & Income Fund. Formerly,
                                                President and Director, J.J.
                                                Dalessandro II Ltd., registered
                                                broker-dealer and member of the New
                                                York Stock Exchange.

Hans W.            Trustee      Since 2005      Trustee, Fixed Income SHares, PIMCO             23               None.
Kertess                                         Municipal Income Fund, PIMCO
07/12/1939                                      California Municipal Income Fund,
                                                PIMCO New York Municipal Income Fund,
                                                PIMCO Corporate Income Fund,
                                                PIMCO Municipal Income Fund II,
                                                PIMCO California Municipal
                                                Income Fund II, PIMCO New York
                                                Municipal Income Fund II, PIMCO
                                                Municipal Income Fund III, PIMCO
                                                California Municipal Income Fund
                                                III, PIMCO New York Municipal
                                                Income Fund III, PIMCO Corporate
                                                Opportunity Fund,
                                                Nicholas-Applegate Convertible &
                                                Income Fund, PIMCO High Income

                                       15

==========================================================================================================================
                                                                                             NUMBER OF
                                  TERM OF                                                  PORTFOLIOS IN
                                 OFFICE AND                PRINCIPAL                           FUND              OTHER
    NAME           POSITION(S)   LENGTH OF               OCCUPATION(S)                        COMPLEX        DIRECTORSHIPS
   ADDRESS          HELD WITH       TIME                DURING THE PAST                     OVERSEEN BY         HELD BY
   AND AGE            TRUST       SERVED*                   5 YEARS                           TRUSTEE           TRUSTEE
---------------------------------------------------------------------------------------------------------------------------

                                                Fund, Nicholas-Applegate Convertible &
                                                Income Fund II, PIMCO Floating Rate
                                                Income Fund, PIMCO Floating Rate
                                                Strategy Fund, Nicholas-Applegate
                                                International & Premium Strategy
                                                Fund,, NFJ Dividend, Interest and
                                                Premium Strategy Fund and PIMCO Global
                                                STOCKSplus & Income Fund. Formerly,
                                                President, H. Kertess & Co.; Formerly,
                                                Managing Director, Royal Bank of
                                                Canada Capital Markets.

R. Peter           Trustee      Since 2005      Trustee, Fixed Income SHares, PIMCO             20               None.
Sullivan III                                    Municipal Income Fund, PIMCO
09/04/1941                                      California Municipal Income Fund,
                                                PIMCO New York Municipal Income Fund,
                                                PIMCO Corporate Income Fund,
                                                PIMCO Municipal Income Fund II,
                                                PIMCO California Municipal
                                                Income Fund II, PIMCO New York
                                                Municipal Income Fund II, PIMCO
                                                Municipal Income Fund III, PIMCO
                                                California Municipal Income Fund
                                                III, PIMCO New York Municipal
                                                Income Fund III, PIMCO Corporate
                                                Opportunity Fund,
                                                Nicholas-Applegate Convertible &
                                                Income Fund, PIMCO High Income
                                                Fund, Nicholas-Applegate
                                                Convertible & Income Fund II,
                                                PIMCO Floating Rate Income Fund,
                                                and PIMCO Floating Rate Strategy
                                                Fund,. Formerly, Managing
                                                Partner, Wagner Stott Mercator
                                                (a/k/a Bear Wagner Specialist
                                                LLC) (NYSE specialist firm).

INTERESTED
TRUSTEE***

David C.           Trustee      Since 2005      Managing Director, Chief Operating              53               None.
Flattum                                         Officer, General Counsel and Member of
08/27/1964                                      the

                                       16

==========================================================================================================================
                                                                                             NUMBER OF
                                  TERM OF                                                  PORTFOLIOS IN
                                 OFFICE AND                PRINCIPAL                           FUND              OTHER
    NAME           POSITION(S)   LENGTH OF               OCCUPATION(S)                        COMPLEX        DIRECTORSHIPS
   ADDRESS          HELD WITH       TIME                DURING THE PAST                     OVERSEEN BY         HELD BY
   AND AGE            TRUST       SERVED*                   5 YEARS                           TRUSTEE           TRUSTEE
---------------------------------------------------------------------------------------------------------------------------

                                                Management Board, Allianz Global
                                                Investors of America L.P.
                                                ("AGI"); Member of the
                                                Management Board, Allianz Global
                                                Investors Fund Management LLC;
                                                Trustee; PIMCO Funds:
                                                Multi-Manager Series, Fixed
                                                Income Shares, PIMCO Municipal
                                                Income Fund, PIMCO California
                                                Municipal Income Fund, PIMCO New
                                                York Municipal Income Fund,
                                                PIMCO Corporate Income Fund,
                                                PIMCO Municipal Income Fund II,
                                                PIMCO California Municipal
                                                Income Fund II, PIMCO New York
                                                Municipal Income Fund II, PIMCO
                                                Municipal Income Fund III, PIMCO
                                                California Municipal Income Fund
                                                III, PIMCO New York Municipal
                                                Income Fund III, PIMCO Corporate
                                                Opportunity Fund,
                                                Nicholas-Applegate Convertible &
                                                Income Fund, Nicholas-Applegate
                                                Convertible & Income Fund II,
                                                PIMCO High Income Fund and PIMCO
                                                Floating Rate Income Fund and
                                                PIMCO Floating Rate Strategy
                                                Fund; Director, Municipal
                                                Advantage Fund. Formerly, Head
                                                of Corporate Functions of AGI;
                                                Partner, Latham & Watkins LLP
                                                (1998-2001).

*     Under the Trust's Declaration of Trust, a Trustee serves until his or her retirement, resignation or replacement.

**    "Independent Trustees" are those Trustees who are not "interested persons"
      of the Trust, as defined in the 1940 Act.

***   An "Interested Trustee" is a Trustee who is an "interested person" of the
      Trust, as defined in the 1940 Act. Mr. Flattum is an "interested person"
      of the Trust due to his affiliation with AGI and Allianz Global Investors
      Fund Management LLC, the Fund's administrator and the investment adviser to the three other series of the Trust. In addition to Mr. Flattum's positions with affiliated persons of the Trust set forth in the table above, he holds the following positions with affiliated persons: Director of PIMCO Global Advisors (Resources) Limited; Managing Director, Allianz
      Global Investors U.S. Equities LLC, Allianz Hedge Fund Partners Holding
      L.P., Allianz Pac-Life Partners LLC, PIMCO Advisors Holdings LLC; Director
      and Chief Executive Officer, Oppenheimer Group, Inc.

                                       17

                                    OFFICERS

=============================================================================================================

                                        TERM OF
                                       OFFICE AND                            PRINCIPAL
       NAME          POSITION(S)       LENGTH OF                           OCCUPATION(S)
     ADDRESS          HELD WITH           TIME                            DURING THE PAST
     AND AGE            TRUST           SERVED*                               5 YEARS

=============================================================================================================

Brian S. Shlissel   President &     Since December     Executive Vice President, Allianz Global Investors Fund
1345 Avenue of      Chief           2002. Formerly,    Management LLC; Trustee, President and Chief Executive
the Americas        Executive       President &        Officer, Premier VIT; President and Chief Executive
47th floor          Officer         Treasurer,         Officer, Fixed Income SHares, Nicholas-Applegate
New York, NY 10105                  December 2000-     Convertible & Income Fund, Nicholas-Applegate Convertible &
11/14/1964                          December 2002.     Income Fund II, PIMCO Corporate Opportunity Fund, PIMCO
                                                       Corporate Income Fund, PIMCO Municipal Income Fund, PIMCO
                                                       California Municipal Income Fund, PIMCO New York Municipal
                                                       Income Fund, PIMCO Municipal Income Fund II, PIMCO
                                                       California Municipal Income Fund II, PIMCO New York
                                                       Municipal Income Fund II, PIMCO Municipal Income Fund III,
                                                       PIMCO California Municipal Income Fund III, PIMCO New York
                                                       Municipal Income Fund III, Municipal Advantage Fund, Inc.,
                                                       PIMCO High Income Fund, PIMCO Floating Rate Income Fund,
                                                       PIMCO Floating Rate Strategy Fund, NFJ Dividend, Interest &
                                                       Premium Strategy Fund, Nicholas-Applegate International &
                                                       Premium Strategy Fund and PIMCO Global StocksPLUS & Income
                                                       Fund; Treasurer and Principal Financial and Accounting
                                                       Officer, Allianz Funds.

Lawrence G.         Treasurer and   Since December     Senior Vice President, Allianz Global Investors Fund
Altadonna           Principal       2002               Management LLC; Treasurer and Principal Financial and
1345 Avenue of      Financial and                      Accounting Officer, Nicholas-Applegate Convertible & Income
the Americas        Accounting                         Fund, Nicholas-Applegate Convertible & Income Fund II,
47th Floor          Officer                            PIMCO Corporate Opportunity Fund, PIMCO Corporate Income
New York, NY 10105                                     Fund, PIMCO Municipal Income Fund, PIMCO California
03/10/1966                                             Municipal Income Fund, PIMCO New York Municipal Income
                                                       Fund, PIMCO Municipal Income Fund II, PIMCO California
                                                       Municipal Income Fund II, PIMCO New York Municipal Income
                                                       Fund II, PIMCO Municipal Income Fund III, PIMCO California
                                                       Municipal Income Fund III, PIMCO New York Municipal Income
                                                       Fund III, Municipal Advantage Fund, Inc., PIMCO High Income
                                                       Fund, PIMCO Floating Rate Income Fund, PIMCO Floating Rate
                                                       Strategy Fund, NFJ Dividend, Interest & Premium Strategy
                                                       Fund, Nicholas-Applegate International & Premium Strategy
                                                       Fund and PIMCO Global StocksPLUS & Income Fund; Treasurer,
                                                       Premier VIT; Assistant Treasurer, Allianz Funds.

                                       18

==================================================================================================================

                                        TERM OF
                                       OFFICE AND                            PRINCIPAL
       NAME          POSITION(S)       LENGTH OF                           OCCUPATION(S)
     ADDRESS          HELD WITH           TIME                            DURING THE PAST
     AND AGE            TRUST           SERVED*                               5 YEARS

==================================================================================================================

Thomas  J.          Secretary and   Since December     Senior Vice President, Senior Fund Attorney, Allianz Global
Fuccillo            Chief Legal     2004               Investors of America L.P., Secretary and Chief Legal
1345 Avenue of      Officer                            Officer, PIMCO Municipal Income Fund, PIMCO California
the Americas                                           Municipal Income Fund, PIMCO New York Municipal Income
50th Floor                                             Fund, PIMCO Municipal Income Fund II, PIMCO California
New York, NY 10105                                     Municipal Income Fund II, PIMCO New York Municipal Income
03/22/1968                                             Fund II, PIMCO Municipal Income Fund III, PIMCO California
                                                       Municipal Income Fund III, PIMCO New York Municipal Income
                                                       Fund III, PIMCO Corporate Income Fund, PIMCO Corporate
                                                       Opportunity Fund, PIMCO High Income Fund,
                                                       Nicholas-Applegate Convertible & Income Fund,
                                                       Nicholas-Applegate Convertible & Income Fund II, PIMCO
                                                       Floating Rate Income Fund, PIMCO Floating Rate Strategy
                                                       Fund, NFJ Dividend, Interest & Premium Strategy Fund,
                                                       Nicholas-Applegate International & Premium Strategy Fund,
                                                       PIMCO Global StocksPLUS & Income Fund, Municipal Advantage
                                                       Fund Inc., Fixed Income SHares and Premier VIT. Formerly,
                                                       Vice President and Associate General Counsel, Neuberger
                                                       Berman, LLC.

Youse Guia          Chief           Since September    Senior Vice President, Group Compliance Manager,
680 Newport         Compliance      2004               Allianz Global Investors of America L.P. (since 2004).
Center Drive,       Officer                            Chief Compliance Officer, Allianz Funds, PIMCO
Suite 250                                              Municipal Income Fund, PIMCO California Municipal
Newport Beach,                                         Income Fund, PIMCO New York Municipal Income Fund,
CA 92660                                               PIMCO Municipal Income Fund II, PIMCO California
09/03/1972                                             Municipal Income Fund II, PIMCO New York Municipal
                                                       Income Fund II, PIMCO Municipal Income Fund III, PIMCO
                                                       California Municipal Income Fund III, PIMCO New York
                                                       Municipal Income Fund III, PIMCO Corporate Income
                                                       Fund, PIMCO Corporate Opportunity Fund,
                                                       Nicholas-Applegate Convertible & Income Fund, PIMCO
                                                       High Income Fund, Nicholas-Applegate Convertible &
                                                       Income Fund II, PIMCO Floating Rate Income Fund, PIMCO
                                                       Floating Rate Strategy Fund, NFJ Dividend, Interest &
                                                       Premium Strategy Fund, Nicholas-Applegate
                                                       International & Premium Strategy Fund, PIMCO Global
                                                       StocksPLUS & Income Fund, Municipal Advantage Fund
                                                       Inc., Fixed Income SHares and Premier VIT. Formerly,
                                                       Vice President, Group Compliance Manager, Allianz
                                                       Global Investors of America L.P. (since 2002). Audit
                                                       Manager, PricewaterhouseCoopers LLP (1996-2002).

+     Under the Trust's Bylaws, an officer serves until his or her successor is elected or qualified, or until he or she sooner dies, resigns, is removed or becomes disqualified. Officers hold office at the pleasure of the
      Trustees.

      For officers of the Trust, positions held with affiliated persons or principal underwriters of the Trust are listed in the following table (such affiliation may be due to the officers' affiliation with Allianz Global
Investors Fund Management LLC (also referred to in this Statement of Additional
Information as the "Administrator"), the investment adviser to the three other series of the Trust and the administrator to the Fund):

                                       19

COMMITTEES OF THE BOARD OF TRUSTEES

      The Board has established an Audit Oversight Committee in accordance with
Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the
"Exchange Act"), consisting of Messrs. Belica, Connor, Dalessandro, Kertess and
Sullivan, each of whom is an Independent Trustee. The Audit Oversight Committee
provides oversight with respect to the internal and external accounting and auditing procedures of the Trust and, among other things, determines the selection of an independent registered public accounting firm for the Trust and considers the scope of the audit, approves all audit and permitted non-audit services proposed to be performed by those auditors on behalf of the Trust and services to be performed by the auditors for certain affiliates, including the
Adviser and PIMCO and entities in a control relationship with the Adviser and
PIMCO that provide services to the Trust where the engagement relates directly to the operations and financial reporting of the Trust. The Committee considers the possible effect of those services on the independence of the Trust's independent registered public accounting firm. The Audit Oversight Committee convened twice during the fiscal year ended October 31, 2005.

      The Board has established a Nominating Committee composed solely of
Independent Trustees, consisting of Messrs. Belica, Connor, Dalessandro, Kertess and Sullivan. The Nominating Committee is responsible for reviewing and recommending qualified candidates to the Board in the event that a position is vacated or created. The Nominating Committee will review and consider nominees recommended by shareholders to serve as Trustee, provided any such recommendation is submitted in writing to the Fund, c/o Thomas J. Fuccillo,
Secretary, at the address of the principal executive offices of the Fund. The
Nominating Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person so recommended and considered by a committee will be nominated for election to the Board. The
Nominating Committee convened once during the fiscal year ended October 31,
2005.

      The Board has established a Valuation Committee, which consists of Messrs.
Belica, Connor, Dalessandro, Kertess and Sullivan. The Board has delegated to the Committee, pursuant to procedures adopted by the Board, the responsibility to determine or cause to be determined the fair value of the Trust's portfolio securities and other assets when market quotations are not readily available.
The Valuation Committee reviews and approves procedures for the valuation of
Trust's portfolio securities and periodically reviews information from the
Adviser or PIMCO regarding fair value and liquidity determination made pursuant to Board-approved procedures, and makes related recommendations to the full
Board and assists the full Board in resolving particular valuation matters. The
Valuation Committee did not meet during the fiscal year ended October 31, 2005.

SECURITIES OWNERSHIP

      For each Trustee, the following table discloses the dollar range of equity securities in the Trust beneficially owned by the Trustee and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the
Trust's family of investment companies as of December 31, 2005:

==============================================================================================
                                                              AGGREGATE DOLLAR RANGE OF EQUITY
                                                                SECURITIES IN ALL REGISTERED
                                                               INVESTMENT COMPANIES OVERSEEN
                                  DOLLAR RANGE OF EQUITY          BY TRUSTEE IN FAMILY OF
  NAME OF TRUSTEE                 SECURITIES IN THE TRUST           INVESTMENT COMPANIES

==============================================================================================

INDEPENDENT TRUSTEES

Paul Belica                                None                        Over $100,000

Robert E. Connor                           None                             None

John J. Dalessandro II                     None                             None

                                       20

Hans W. Kertess                            None                             None

R. Peter Sullivan III                      None                             None

INTERESTED TRUSTEE
David C. Flattum                           None                        Over $100,000
==============================================================================================

      For Independent Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person
(other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust as of December 31, 2005:

                             NAME OF OWNERS
                                  AND
                            RELATIONSHIPS TO
                               TRUSTEE OR                                        VALUE OF       PERCENT OF
    NAME OF TRUSTEE             NOMINEE           COMPANY     TITLE OF CLASS    SECURITIES         CLASS
----------------------     ------------------     -------     --------------    -----------     -----------

Paul Belica                       None             None            N/A              N/A             N/A
Robert E. Connor                  None             None            N/A              N/A             N/A
John J. Dalessandro II            None             None            N/A              N/A             N/A
Hans W. Kertess                   None             None            N/A              N/A             N/A
R. Peter Sullivan II              None             None            N/A              N/A             N/A

COMPENSATION

      The Trustees currently receive (i) $1,000 per quarterly board meeting,
(ii) $500 for each board meeting in excess of four per year if the meetings are attended in person and (iii) $250 for each telephonic meeting. In addition, each
Trustee who serves as a member of the Audit Oversight Committee will receive an additional $250 per meeting. The Trust's Independent Chairman, if any, will annually receive an additional $1,500 per year. The Audit Oversight Committee
Chairman will receive an additional $250 per year.

      The Trust does not provide any pension or other retirement benefits to its
Trustees. The following table sets forth information regarding compensation received by those Trustees who are not "interested persons" (as defined in the
1940 Act) of the Trust for the fiscal year ended October 31, 2005:

                                       21

==============================================================================================================
                                                     PENSION OR
                                                     RETIREMENT                                     TOTAL
                                                      BENEFITS                                  COMPENSATION
                                                     ACCRUED AS             ESTIMATED            FROM TRUST
                               AGGREGATE                PART             ANNUAL BENEFITS          AND FUND
        NAME OF              COMPENSATION             OF TRUST                UPON              COMPLEX PAID
   PERSON, POSITION*          FROM TRUST              EXPENSES             RETIREMENT           TO TRUSTEES**

==============================================================================================================

Paul Belica                      3,500                  N/A                    N/A                 $159,950

Robert E. Connor                 4,250                  N/A                    N/A                 $226,825

John J. Dalessandro II           3,250                  N/A                    N/A                 $168,250

Hans W. Kertess                  3,250                  N/A                    N/A                 $172,750

R. Peter Sullivan III            3,250                  N/A                    N/A                 $138,795
==============================================================================================================

*     Mr. Flattum will not receive compensation from the Trust for his services as Trustee.

**    In addition to serving as trustees of the Trust during the most recently completed fiscal year, each Trustee served as Trustee or director of several closed-end and/or open-end investment companies advised by the
      Adviser. Mr. Belica and Mr. Connor serve as Trustee or director of 23 such investment companies; Messrs. Dalessandro and Kertess serve as Trustee or director of 22 such investment companies; and Mr. Sullivan serves as
      Trustee or director of 20 such investment companies. These investment companies are considered to be in the same "Fund Complex" as the Trust.

CODE OF ETHICS

      The Trust, the Adviser, the Sub-Adviser and principal underwriter have each adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Trust.

PROXY VOTING

      Because the Fund invests exclusively in non-voting securities, the Fund does not have policies and procedures to determine how to vote proxies relating to portfolio securities.

INVESTMENT ADVISER

      Dresdner Advisors serves as investment adviser to the Fund pursuant to an investment advisory agreement (the "Advisory Agreement") between it and the
Trust on behalf of the Fund. Dresdner Advisors is located at 1301 Avenue of the
Americas, New York, NY 10019. Dresdner Advisors, a Delaware limited liability company, is a wholly owned subsidiary of Dresdner Bank AG ("Dresdner Bank").
Dresdner Bank is an international banking organization headquartered in
Frankfurt, Germany, and organized as a banking corporation under the laws of the
Federal Republic of Germany. The Fund was established for the investment and reinvestment of cash collateral by participants in a securities lending program administered by the New York Branch of Dresdner Bank ("Dresdner Bank - NY").
Dresdner Bank is located at Juergen-Ponto-Platz 1, 60301 Frankfurt am Main,
Federal Republic of Germany. Dresdner Bank is 100% owned by Allianz
Aktiengesellschaft ("Allianz AG"). Allianz AG is a European-based, multinational insurance and financial services holding company. Allianz AG's address is

                                       22

Koeniginstrasse 28, D-80802, Munich, Germany. Allianz AG is a widely held publicly traded company. Dresdner Advisors had approximately $578million in assets under management as of December 31, 2005.

      As discussed below, the Fund has retained Allianz Global Investors Fund
Management LLC to serve as the Fund's administrator. The Administrator is a wholly-owned indirect subsidiary of Allianz Global Investors of America L.P.
("AGI"). Allianz AG indirectly holds a majority interest in AGI.

      As of the date of this Statement of Additional Information, significant institutional shareholders of Allianz AG currently include Munchener
Ruckversicherungs-Gesellschaft AG ("Munich Re") and HypoVereinsbank. Certain
broker-dealers that might be controlled by or affiliated with these entities may be considered to be affiliated persons of Dresdner Advisors and the
Administrator. As noted above, Allianz AG owns 100% of Dresdner Bank.
Broker-dealer affiliates of Dresdner Bank, including Dresdner Kleinwort
Wasserstein Securities LLC, may also be considered affiliated persons for purposes of the 1940 Act. (Broker-dealer affiliates of such significant institutional shareholders and of Dresdner Bank are sometimes referred to herein as "Affiliated Brokers.") Absent an SEC exemption or other relief, the Fund generally is precluded from effecting principal transactions with the Affiliated
Brokers, and their ability to purchase securities being underwritten by an
Affiliated Broker or a syndicate including an Affiliated Broker is subject to restrictions. Similarly, the Fund's ability to utilize the Affiliated Brokers for agency transactions is subject to the restrictions of Rule 17e-1 under the
1940 Act. Dresdner Advisors does not believe that the restrictions on transactions with the Affiliated Brokers described above will materially adversely affect its ability to provide services to the Fund, the Fund's ability to take advantage of market opportunities, or the Fund's overall performance.

      The Fund relies on an exemption obtained from the SEC that permits certain affiliated registered investment companies to purchase and redeem, and the Fund to sell to and redeem for such affiliated investment companies, shares of the
Fund, in connection with the investment of cash collateral derived from securities lending transactions of the affiliated investment companies participating in the securities lending program administered by Dresdner Bank -
NY.

ADVISORY AGREEMENT

      Dresdner Advisors, subject to the supervision of the Board of Trustees, is responsible for managing the investments of the Fund. Under the terms of the
Advisory Agreement, Dresdner Advisors is obligated to provide investment advisory services in accordance with applicable laws and regulations. The investment advisory services of Dresdner Advisors to the Fund are not exclusive under the terms of the Advisory Agreement. Dresdner Advisors is free to render investment advisory services to others.

CERTAIN TERMS OF THE ADVISORY AGREEMENT

      The Advisory Agreement was approved by the Trustees of the Trust
(including all of the Trustees who are not "interested persons" of the Adviser).
The Fund's Advisory Agreement will continue in force with respect to the Fund for two years from the date of the agreement, and from year to year thereafter, but only so long as its continuance is approved at least annually by (i) vote, cast in person at a meeting called for that purpose, of a majority of those
Trustees who are not "interested persons" of the Adviser or the Trust, and by
(ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of all classes of the Fund. The Advisory
Agreement automatically terminates on assignment. The Fund's Advisory Agreement may be terminated on not less than 60 days' notice by the Adviser to the Fund or by the Fund to the Adviser.

      The Fund's Advisory Agreement provides that the Adviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

                                       23

      Dresdner Advisors receives a monthly investment advisory fee from the Fund at an annual rate of 0.0175% of its average daily net assets. Dresdner Advisors has agreed to waive, reduce or reimburse its Advisory Fee for the Fund or pay a portion of the Fund's other operating expenses to the extent the Fund's Annual
Operating Expenses exceed 0.053% as set forth in the Prospectus.

FUND ADMINISTRATOR

      Allianz Global Investors Fund Management LLC serves as administrator to the Fund pursuant to an administration agreement (the "Administration
Agreement") with the Trust on behalf of the Fund. The Administrator provides or procures administrative services to the Fund, which include clerical help and accounting, bookkeeping, internal audit services and certain other services they require, and preparation of reports to the Fund's shareholders and regulatory filings. The Administrator may retain affiliates to provide services as sub-administrators. Under the Administration Agreement, the Administrator has
agreed to provide or procure these services at the annual rate of 0.030% of the
Fund's average daily net assets.

      The Fund bears all costs of the operations of the Fund. The Fund is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders, or employees of Dresdner Advisors, the Administrator or their affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction and investment-related expenses;
(iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of the Adviser or the
Trust and any counsel retained exclusively for their benefit ("disinterested
Trustees' expenses"); (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) expenses which are capitalized in accordance with generally accepted accounting principals; (viii) expenses associated with printing and distribution of semi-annual reports and prospectuses; (ix) services by the Fund's independent accountants in performing audits; (x) services provided by the Fund's transfer agent; (xi) services provided by the Fund's custodian; (xii) ordinary legal services; (xiii) the Fund's pro rata portion of the fidelity bond required by Section 17(g) of the 1940 Act and of the premiums for director and officer and errors and omissions insurance, or other insurance premiums; and (xiv) association member dues.

      The Administration Agreement may be terminated by the Fund at any time by vote of (1) a majority of the Trustees, (2) a majority of the outstanding voting securities of the Fund, or (3) by a majority of the Trustees who are not interested persons of the Trust or the Administrator, on 60 days' written notice to the Administrator. The Administration Agreement may be terminated by the
Administrator at any time, without the payment of any penalty, upon 60 days'
written notice to the Fund.

      Allianz Global Investors Fund Management LLC serves as administrator to the three other series of the Trust pursuant to a separate administration agreement. The Administrator also serves as investment adviser to the three other series of the Trust.

      The Administrator, a Delaware limited liability company organized in 2000 as a subsidiary successor in the restructuring of a business originally organized in 1987, is wholly-owned by Allianz Global Investors Retail Holdings
LLC (formerly PA Retail Holdings LLC), a wholly-owned subsidiary of AGI
(formerly Allianz Dresdner Asset Management of America L.P.). AGI was organized as a limited partnership under Delaware law in 1987. AGI's sole general partner is Allianz-Paclife Partners LLC. Allianz-Paclife Partners LLC is a Delaware
limited liability company with three members, ADAM U.S. Holding LLC, a Delaware limited liability company, Pacific Asset Management LLC, a Delaware limited liability company, and Pacific Life Insurance Company ("Pacific Life"), a
California stock life insurance company. Pacific Asset Management LLC is a wholly-owned subsidiary of Pacific Life, which is a wholly-owned subsidiary of
Pacific Mutual Holding Company. Pacific Life also owns an indirect minority equity interest in AGI. The sole member of ADAM U.S. Holding LLC is Allianz
Global Investors of America LLC. Allianz Global Investors of America LLC has two
members, Allianz of America, Inc. ("Allianz of America"), a Delaware corporation which owns a 99.9% non-managing interest, and Allianz Global Investors of
America Holding Inc., a Delaware corporation which owns a 0.01% managing interest. Allianz of America is a wholly-owned subsidiary of Allianz AG. Allianz
Global Investors of America Holding Inc. is a wholly-owned

                                       24

subsidiary of ADAM GmbH, which is a wholly-owned subsidiary of Allianz AG.
Allianz AG indirectly holds a controlling interest in AGI. Pacific Life's address is 700 Newport Center Drive, Newport Beach, California 92660. AGI's
address is 888 San Clemente Drive, Suite 100, Newport Beach, California 92660.
The general partner of AGI has substantially delegated its management and control of AGI to an Executive Committee. The Executive Committee of AGI is
comprised of William S. Thompson, Jr. and David C. Flattum.

      The Administrator is located at 1345 Avenue of the Americas, New York, NY
10105. The Administrator and its investment management affiliates had approximately $39.8 billion in assets under management as of December 31, 2005.

      Allianz of America, Inc. ("AZOA") has entered into a put/call arrangement for the possible disposition of Pacific Life's indirect interest in AGI.
Pursuant to this agreement, the quarterly put and/or call options are limited in amount to a maximum of $250 million per quarter from March 2003 through March
2004. In any month subsequent to March 2004, Pacific Life and AZOA can put or call, respectively, all of the Class E Units. The repurchase price for the Class
E Units is calculated based on the financial performance of Pacific Investment
Management Company over the preceding four calendar quarters prior to repurchase, but the amount can increase or decrease in value by a maximum of 2%
per year from the per unit amount as defined in the agreement, calculated as of
December 31 of the preceding calendar year.

                          DISTRIBUTION OF TRUST SHARES

DISTRIBUTOR

      Allianz Global Investors Distributors LLC (the "Distributor") serves as the principal underwriter of the Fund's shares pursuant to a distribution contract with the Trust relating to the Fund. The offering of the Fund's shares is continuous. The Distributor is not obligated to sell any specific amount of the Fund's shares. The Trust, on behalf of the Fund, pays the Distributor no fees. The Distributor is an "affiliated person" of the Fund within the meaning of the 1940 Act. The Distributor serves as the principal underwriter of the shares of the three other series of the Trust pursuant to a separate distribution contract. The Distributor's principal address is 2187 Atlantic
Street, Stamford, Connecticut, 06902.

      The distribution contract is terminable without penalty, at any time, by the Fund by not more than 60 days' nor less than 30 days' written notice to the
Distributor, or by the Distributor upon not more than 60 days' nor less than 30 days' written notice to the Fund. The distribution contract will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the entire Board of
Trustees or by the majority of the outstanding shares of the Fund, and (ii) by a majority of the Trustees who are not interested persons (as defined in the 1940
Act) of the Trust and who have no direct or indirect interest financial interest in the distribution contract by vote cast in person at a meeting called for the purpose.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

INVESTMENT DECISIONS AND PORTFOLIO TRANSACTIONS

      Investment decisions for the Fund and for the other investment advisory clients of the Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the
Fund). Some securities considered for investment by the Fund may also be appropriate for other clients served by the Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of the Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser. The Adviser may aggregate

                                       25

orders for the Fund with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

BROKERAGE AND RESEARCH SERVICES

      There is generally no stated commission in the case of fixed-income securities and money market instruments, which are traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.

      The Adviser may place orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for the Fund through a substantial number of brokers and dealers. In so doing, the Adviser uses its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Adviser, having in mind the Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

      The Adviser places orders for the purchase and sale of portfolio investments for the Fund's accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the account of the Fund, the Adviser will seek the best price and execution of the
Fund's orders. In doing so, the Fund may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below.

      It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser may receive research services from many broker-dealers with which the Adviser may place the Fund's portfolio transactions. These services, which in some cases may also be purchased for cash, may include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services may be of value to the Adviser in advising various of their clients (including the Fund), although not all of these services may be necessarily useful and of value in managing the Fund.

      In reliance on the "safe harbor" provided by Section 28(e) of the
Securities Exchange Act of 1934, as amended (the "1934 Act"), the Adviser may cause the Fund to pay broker-dealers which provide them with "brokerage and research services" (as defined in the 1934 Act) an amount of commission for effecting a securities transaction for the Trust in excess of the commission which another broker-dealer would have charged for effecting that transaction.

                                       26

PORTFOLIO TURNOVER

      A change in the securities held by the Fund is known as "portfolio turnover." The Adviser manages the Fund without regard generally to restrictions on portfolio turnover. High portfolio turnover (e.g. greater than 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of the Fund, the higher these transaction costs borne by the Fund will be. Such sales may result in realization of taxable gains (including short-term capital gains which are taxed when distributed to shareholders who are individuals at ordinary income tax rates). See "Taxation."

      The portfolio turnover of the Fund is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year. In calculating the rate of portfolio turnover, there is excluded from both (a) and (b) all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less. Portfolio turnover rates for the Fund are provided in the Prospectus under "Financial Highlights."

DISCLOSURE OF PORTFOLIO HOLDINGS

      The Board of Trustees has adopted, on behalf of the Fund, policies and procedures relating to disclosure of the Fund's portfolio securities. These policies and procedures are designed to protect the confidentiality of the
Fund's portfolio holdings information and to prevent the selective disclosure of such information.

      The Fund may disclose portfolio holdings information as required by applicable law or as requested by governmental authorities. Portfolio holdings will be disclosed on a quarterly basis on forms required to be filed with the
SEC as follows: (i) portfolio holdings as of the end of each fiscal year ending
October 31 will be filed as part of the annual report filed on Form N-CSR; (ii)
portfolio holdings as of the end of the fiscal quarter ending January 31 will be filed on Form N-Q; (iii) portfolio holdings as of the end of the six-month period ending April 30 will be filed as part of the semi-annual report filed on
Form N-CSR; and (iv) portfolio holdings as of the end of the fiscal quarter ended July 30 will be filed on Form N-Q. The Trust's Form N-CSRs and Form N-Qs will be available on the SEC's website at www.sec.gov.

      Disclosure of the Fund's portfolio holdings information that is not publicly available ("Confidential Portfolio Information") may be made to
Dresdner Advisors, the Administrator and to the Fund's principal underwriter. In addition, Dresdner Advisors may distribute (or authorize the Fund's custodian to distribute) Confidential Portfolio Information to the Fund's service providers that require access to such information in order to fulfill their contractual duties with respect to the Fund and to facilitate the review of the Fund by certain mutual fund analysts and ratings agencies; provided that such disclosure is limited to the information that Dresdner Advisors or the Administrator believes is reasonably necessary in connection with the services to be provided.

      Before any disclosure of Confidential Portfolio Information to unaffiliated third parties is permitted, however, Dresdner Advisors' Chief
Compliance Officer (or persons designated by Dresdner Advisors' Chief Compliance
Officer) must determine that, under the circumstances, disclosure is in, or not opposed to, the best interests of the Fund. Furthermore, the unaffiliated recipient of Confidential Portfolio Information must be subject to a written confidentiality agreement that prohibits any trading upon the Confidential
Portfolio Information. Dresdner Advisors may not receive any compensation or other consideration for disclosing the Confidential Portfolio Information.

      Exceptions to these procedures may only be made if the Trust's Chief
Executive Officer and Chief Compliance Officer determine that, under the circumstances, such exceptions are in, or not opposed to, the best interests of the Fund and if the recipients are subject to a confidentiality agreement that prohibits any trading upon the Confidential Portfolio Information. All exceptions must be reported to the Board of Trustees. Dresdner Advisors shall have primary responsibility for ensuring that the Fund's portfolio holdings information is only disclosed in accordance with these policies. As part of this responsibility, Dresdner Advisors must maintain such

                                       27

internal informational barriers as they believe are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Information.
The Trust's Chief Compliance Officer shall confirm at least annually that the procedures and/or processes of Dresdner Advisors are reasonably designed to comply with these policies regarding the disclosure of portfolio holdings.

                           PURCHASES AND REDEMPTIONS

      For information about the purchase and redemption of Fund shares, see
"Purchases and Redemptions" in the Fund's Prospectus. Investors may purchase and redeem Fund shares at the Fund's net asset value without a sales charge or other fee. Shares of the Fund are offered primarily to lenders participating in the securities lending program administered by Dresdner Bank - NY for the investment and reinvestment of cash collateral. Institutional investors other than program participants may invest in the Fund.

                                 NET ASSET VALUE

      The net asset value per share of the Fund is determined as of the close of business of the New York Stock Exchange (the "Exchange") on each day the
Exchange is open. The calculation is done by dividing the value of the Fund's net assets by the total number of shares that are outstanding. The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before U.S.
holidays). All references to time in this Statement of Additional Information mean "Eastern time." The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther
King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day,
Labor Day, Thanksgiving Day, and Christmas Day. It may also close on other days.

      The Trust's Board of Trustees has adopted the amortized cost method to value the Fund's portfolio securities. Under the amortized cost method, a security is valued initially at its cost and its valuation assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of unrealized capital gains or losses on securities. While this method provides certainty in valuing securities, in certain periods the value of a security determined by amortized cost may be higher or lower than the price the
Fund would receive if it sold the security.

      The Trust's Board of Trustees has established procedures reasonably designed to stabilize the Fund's net asset value at $1.00 per share. Those procedures include a review of the Fund's portfolio holdings by the Board of
Trustees, at intervals it deems appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost.

      The Board of Trustees will examine the extent of any deviation between the
Fund's net asset value based upon available market quotations and amortized cost. If the Fund's net asset value were to deviate from $1.00 by more than
0.5%, Rule 2a-7 requires the Board of Trustees to consider what action, if any, should be taken. If they find that the extent of the deviation may cause a material dilution or other unfair effects on the shareholders, the Board of
Trustees will take whatever steps it considers appropriate to eliminate or reduce the dilution, including, among others, withholding or reducing dividends, paying dividends from capital or capital gains, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.

      During periods of declining interest rates, the daily yield on shares of the Fund may tend to be lower (and net investment income and dividends higher)
than those of a fund holding the identical investments as the Fund but which uses a method of portfolio valuation based on market prices or estimates of market prices. During periods of rising interest rates, the daily yield of the
Fund would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.

                                       28

                                    TAXATION

      The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. Shareholders should consult qualified tax advisors regarding their investment in the Fund.

TAXATION OF THE FUND

      The Fund intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things:

            (a)   derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income
                  (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

            (b)   distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid--generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net
                  long-term capital losses) and net tax-exempt interest income, for such year; and

            (c)   diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, securities of other
                  regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is
                  invested (x) in the securities (other than those of the U.S.
                  Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). In the case of the Fund's investments in loan participations, the Fund shall treat a financial intermediary as an issuer for the
                  purposes of meeting this diversification requirement.

      In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent legislation provides that 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph
(c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.

DISTRIBUTIONS

      As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and on its net capital gains (i.e., any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years)
designated by the Fund as capital gain dividends ("Capital Gain Dividends"), if any, that it distributes to its shareholders in a timely manner. The

                                       29

Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and any net capital gain. Amounts not distributed by the Fund in a timely manner in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, the Fund must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on
December 31 of the calendar year if it is declared by the Fund in October,
November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. The Fund intends to make its distributions in accordance with the calendar year distribution requirement.

      Shareholders subject to U.S. federal income tax will be subject to tax on dividends received from the Fund, regardless of whether received in cash or reinvested in additional shares. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

      Distributions received by tax-exempt shareholders generally will not be subject to federal income tax. Under current law, a regulated investment company
("RIC") generally serves to block unrelated business taxable income ("UBTI")
from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder may realize UBTI as a result of investing in a RIC if either: (1) the RIC directly or indirectly holds residual interests in real estate mortgage investment conduits ("REMICs"); or (2) shares in the RIC constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). If a charitable remainder trust (as defined in Code Section 664) realizes any UBTI for a taxable year, it will lose its tax-exempt status for the year. The Portfolios do not intend to invest directly or indirectly in residual interests in REMICs.

      All shareholders must treat dividends, other than Capital Gain Dividends, exempt-interest dividends, if any, and dividends that represent a return of capital to shareholders, as ordinary income. In particular, distributions derived from short-term gains will be treated as ordinary income. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided that the holding period and other requirements are met at both the shareholder and Fund level. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income. The tax status of the Fund and the distributions which it may make are summarized in the Prospectus under the captions "Fund Distributions" and "Tax
Consequences."

      Distributions of Capital Gain Dividends, if any, are taxable as long-term capital gains regardless of how long the shareholder has held the Fund's shares and are not eligible for the dividends received deduction. Long-term capital gains rates applicable to individuals have been temporarily reduced - in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets - for taxable years beginning on or before December 31, 2008. The Fund does not expect to distribute gains taxable as long-term capital gains.

      Any distributions that are not from the Fund's investment company taxable income or net capital gains may be characterized as a return of capital to shareholders that is not taxable to a shareholder, or, in some cases, as capital gain. A return of capital that is not taxable to a shareholder has the effect of reducing the shareholder's basis in the shares.

      If the Fund invests in other investment companies, it will not be able to offset gains realized by one underlying investment company against losses realized by another underlying investment company. The Fund's investment in other investment companies could therefore affect the amount, timing and character of distributions to its shareholders.

                                       30

      Taxable shareholders should note that the timing of their investment or redemptions could have undesirable tax consequences. Dividends and distributions on shares of the Fund are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the net asset value of the Fund reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses.

SALES, EXCHANGES OR REDEMPTION OF SHARES

Upon the disposition of shares of the Fund (whether by sale, exchange or redemption), a shareholder may realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term generally depending upon the shareholder's holding period for the shares. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months.
Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of
Fund shares will be disallowed if other substantially identical shares of the
Fund are purchased within a period of 61 days beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss. As noted
above, long-term capital gains rates applicable to individuals have been temporarily reduced - in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets - for taxable years beginning on or before
December 31, 2008.

BACKUP WITHHOLDING

      The Fund generally is required to withhold and remit to the U.S. Treasury
Department a percentage of all taxable dividends and other distributions payable to and the proceeds of share sales, exchanges, or redemptions made by shareholders who fail to provide the Fund with their correct taxpayer identification number who fail to make the required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The backup withholding tax rate is 28% for amounts paid through
2010. The backup withholding rate will be 31% for amounts paid after December
31, 2010. Corporate shareholders and certain other shareholders specified in the
Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

      In order for a foreign investor to qualify for exemption from the backup withholding tax and for reduced withholding tax rates under income tax treaties, the foreign investors must comply with special certification and filing requirements. Foreign investors in the Fund should consult their tax advisers with respect to the application of these requirements.

FOREIGN TAXATION

      Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Adviser intends to manage the Fund with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so.

                                       31

ORIGINAL ISSUE DISCOUNT AND PAY-IN-KIND SECURITIES

      Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

      Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be (and all zero-coupon debt obligations acquired by the Fund will be) treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in taxable income (and required to be distributed) over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

      Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

      Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities.
Generally, the Fund will be required to include the acquisition discount, or
OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

      If the Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary. The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

TAX SHELTER REPORTING REGULATIONS

      Under U.S. Treasury regulations, if a shareholder realizes a loss on disposition of Fund shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

                                       32

NON-U.S. SHAREHOLDERS

      Capital gain dividends are not subject to withholding. In general, dividends other than Capital Gain Dividends paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a
"foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, under recent legislation, effective for taxable years of the Fund beginning before January 1,
2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S.
person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from
U.S.-source interest income that, in general, would not be subject to U.S.
federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating
183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund.

      If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

      Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating
183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met.

GENERAL

      The foregoing discussion of U.S. federal income tax consequences is based on the Code, existing U.S. Treasury regulations, and other applicable authority, as of the date of this Statement of Additional Information. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The foregoing discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the Fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisers regarding their particular situation and the possible application of foreign, state and local tax laws.

                                OTHER INFORMATION

CAPITALIZATION

      The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust (as amended, the "Declaration of Trust") dated November
3, 1999. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of a series, each shareholder of such series is entitled to receive his pro rata share of the net assets of that series.

                                       33

      Shares begin earning dividends on Fund shares the day after the Trust receives the purchase payment from the shareholder. Net investment income from interest and dividends, if any, will be declared daily and distributed monthly to shareholders of record by the Fund. Any net capital gains from the sale of portfolio securities will be distributed no less frequently than once annually.
Net short-term capital gains may be paid more frequently. A shareholder may have distributions from the Fund reinvested in the Fund or paid in cash.

      Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. However, the Declaration of
Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The
Declaration of Trust also provides for indemnification out of a series' assets for all loss and expense of any shareholder investing in that series held liable on account of being or having been such a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which such disclaimer is inoperative or the series of which he or she is or was a shareholder is unable to meet its obligations, and thus should be considered remote.

VOTING RIGHTS

      Under the Declaration of Trust, the Trust is not required to hold annual meetings of Trust shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. Shareholders may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The
Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. In the event that such a request was made, the Trust has represented that it would assist with any necessary shareholder communications.

      Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). Each series has identical voting rights except that each series has exclusive voting rights on any matter submitted to shareholders that relates solely to that series, and has separate voting rights on any matter submitted to shareholders in which the interests of one series differ from the interests of any other series. Each series has exclusive voting rights with respect to matters pertaining to any distribution or servicing plan or agreement applicable to that series. These shares are entitled to vote at meetings of shareholders. Matters submitted to shareholder vote must be approved by each series separately except (i) when required by the 1940 Act shares shall be voted together and (ii) when the Trustees have determined that the matter does not affect series, then only shareholders of the series affected shall be entitled to vote on the matter. The shares of the series will vote together except when the vote of a single series is required as specified above or otherwise by the 1940 Act.

      The Trust's shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the outstanding shares may elect the entire Board of
Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

REDEMPTION IN KIND

      It is highly unlikely that shares would ever be redeemed in kind. However, in consideration of the best interests of the remaining investors, and to the extent permitted by law, the Fund reserves the right to pay any redemption proceeds in whole or in part by a distribution in kind of securities held by the
Fund in lieu of cash. When shares are redeemed in kind, the investor should expect to incur transaction costs upon the disposition of the securities received in the distribution. The Fund agrees to redeem shares sold in cash up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period for any one registered investment adviser.

                                       34

CERTAIN OWNERSHIP OF TRUST SHARES

      As of January 31, 2006, the following persons owned of record or are known by the Trust to own beneficially 5% or more of the outstanding shares of the
Fund:

NAME AND ADDRESS OF SHAREHOLDER                 PERCENTAGE OF OWNERSHIP

Miami Dade County 111 NW 1ST ST STE 2610        65.96%
MIAMI FL 33128-1930

US Allianz Van Kampen Comstock                  8.60%
5701 Golden Hills Drive
Minneapolis, MN 55416-1297

US Allianz PIMCO PEA Renaissance                7.08%
5701 Golden Hills Drive
Minneapolis, MN 55416-1297

US Allianz AIM Blue Chip                        5.34%
5701 Golden Hills Drive
Minneapolis, MN 55416-1297

      As of January 31, 2006, the Trust believes that the Trustees and officers of the Trust, as a group, owned less than 1 percent of the Fund's shares as a whole.

CUSTODIAN AND ACCOUNTING AGENT

      State Street Bank and Trust Company, 801 Pennsylvania, Kansas City,
Missouri, 64105, serves as custodian of the assets and accounting agent of the
Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      PricewaterhouseCoopers LLP, 1055 Broadway, 10th Floor, Kansas City,
Missouri 64105, serves as the independent registered public accounting firm for the Trust. PricewaterhouseCoopers LLP provides audit services, accounting assistance, and consultation in connection with SEC filings.

TRANSFER AGENT

      Boston Financial Data Services, 330 West 9th Street, Kansas City, MO
64105, serves as the Trust's transfer agent.

LEGAL COUNSEL

      Ropes & Gray LLP, One International Place, Boston, Massachusetts 02110,
serves as legal counsel to the Trust.

REGISTRATION STATEMENT

      This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust's registration statements filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statements, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

                                       35

      Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the relevant registration statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

      Audited financial statements for the Fund, as of October 31, 2005, for the fiscal year then ended, including notes thereto, and the reports of
PricewaterhouseCoopers LLP thereon, dated December 23, 2005, are incorporated herein by reference to the Trust's October 31, 2005 Annual Report, filed electronically with the SEC on January 10, 2006 (Accession No.
0000950136-06-000129).

                                       36

                                   APPENDIX A

Description of Securities Ratings

Following is a description of Moody's and S&P's rating categories applicable to fixed income securities.

                 RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

S&P Corporate Bond Ratings

      AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

      A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

      BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

      BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      CI - The rating CI is reserved for income bonds on which no interest is being paid.

      D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

      PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

Moody's Corporate Bond Ratings

      Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge."
Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

      Aa - Bonds rated Aa are judged to be of high quality by all standards.
Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

                                       A-1

      A - Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

      Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period time may be small.

      Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

S&P Commercial Paper Ratings

      A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

      A-2 - This second highest category indicates somewhat more susceptibility to the adverse effects of changes in circumstances and economic conditions than the highest category. However, commitment on the obligation is satisfactory.

Moody's Commercial Paper Ratings

      Issuers rated PRIME-1 (or related supporting institutions), also known as
P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

  o   Leading market positions in well-established industries;

  o   High rates of return on funds employed;

  o   Conservative capitalization structures with moderate reliance on debt and ample asset protection;

  o   Broad margins in earnings coverage of fixed financial charges and high internal cash generation; and

  o   Well-established access to a range of financial markets and assured sources of alternate liquidity.

                                       A-2

      Issuers rated PRIME-2, also know as P-2, have a strong capacity for repayment. Prime-2 repayment capacity will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization.
characteristics , while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                                       A-3

PART C. OTHER INFORMATION

ITEM 23. EXHIBITS

      The letter of each exhibit relates to the exhibit designation in Form
N-1A:

      (a) (i) Amended and Restated Agreement and Declaration of Trust, dated
          April 10, 2000, previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

          (ii) Amendment No. 1 to Amended and Restated Agreement and Declaration
          of Trust, dated November 20, 2003, adding Allianz Dresdner Daily Asset
          Fund as a Series of the Trust, previously filed with Post-Effective
          Amendment No. 7 on December 30, 2003 and incorporated herein by reference.

          (iii) Amendment No. 2 to Amended and Restated Agreement and
          Declaration of Trust, adding FISH: Series R as a Series of the Trust, filed with Post-Effective Amendment No. 12 on April 5, 2004 and incorporate herein by reference.

      (b) Amended and Restated By-Laws, previously filed with Post-Effective
          Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

      (c) Article III (Shares) and Article V (Shareholders' Voting Powers and
          Meetings) of the Agreement and Declaration of Trust, previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

      (d) (i) Investment Advisory Agreement between the Trust and PIMCO Advisors
          L.P., dated March 16, 2000, previously filed with Post-Effective
          Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

          (ii) Novation of Investment Advisory Agreement by and among the Trust,
          Allianz Dresdner Asset Management of America L.P. (f/k/a PIMCO
          Advisors L.P.) and PIMCO Funds Advisors LLC (f/k/a PIMCO Funds
          Advisors LLC), dated February 26, 2002, previously filed with
          Post-Effective Amendment No. 4 on February 28, 2003, and incorporated herein by reference.

          (iii) Addendum to Investment Advisory Agreement between the Trust and
          PIMCO Advisors Fund Management LLC to add FISH: Series R, previously filed with Post-Effective Amendment No. 12 on April 5, 2004 and incorporate by reference herein.

          (iv) Portfolio Management Agreement between Allianz Dresdner Asset
          Management of America L.P. (formerly PIMCO Advisors L.P.) and Pacific
          Investment Management Company, dated as of March 15, 2000, previously filed with Post-Effective Amendment No. 2 on February

                                        1

          27, 2001, and incorporated herein by reference.

          (v) Novation of Portfolio Management Agreement by and among Allianz
          Dresdner Asset Management of America L.P. (formerly PIMCO Advisors
          L.P.), PIMCO Funds Advisors LLC and Pacific Investment Management
          Company LLC, dated as of February 26, 2002, previously filed with
          Post-Effective Amendment No. 4 on February 28, 2003, and incorporated herein by reference.

          (vi) Addendum to Portfolio Management Agreement between PIMCO Advisors
          Fund Management and Pacific Investment Management Company to add FISH:
          Series R, previously filed with Post-Effective Amendment No. 12 on
          April 5, 2004 and incorporated by reference herein.

          (vii) Form of Investment Advisory Agreement between Dresdner Advisors
          LLC and the Trust relating to the Allianz Dresdner Daily Asset Fund, previously filed with Post-Effective Amendment No. 7 on December 30,
          2003 and incorporated herein by reference.

      (e) (i) Distribution Contract between the Trust and PIMCO Advisors
          Distributors LLC (formerly known as PIMCO Funds Distributors LLC), dated as of March 15, 2000, previously filed with Post-Effective
          Amendment No 2 on February 27, 2001 and incorporated herein by reference.

          (ii) Supplement to Distribution Contract between the Trust and PIMCO
          Advisors Distributors LLC to add FISH: Series R, previously filed with
          Post-Effective Amendment No. 12 on April 5, 2004 and incorporate by reference herein.

          (iii) Form of Distribution Contract between the Trust and PIMCO
          Advisors Distributors LLC relating to the Allianz Dresdner Daily Asset
          Fund, previously filed with Post-Effective Amendment No. 7 on December
          30, 2003 and incorporated herein by reference.

      (f) Not applicable.

      (g) (i) Form of Custody and Investment Accounting Agreement between State
          Street Bank and Trust Company and the Trust, previously filed with
          Post-Effective Amendment No. 12 on April 5, 2004 and incorporate by reference herein.

          (ii) Form of Custody and Investment Accounting Agreement between State
          Street Bank and Trust Company and the Trust relating to the Allianz
          Dresdner Daily Asset Fund, previously filed with Post-Effective
          Amendment No. 10 on February 27, 2004 and incorporated herein by reference.

      (h) (i) Administration Agreement between the Trust and PIMCO Advisory
          Services, dated March 15, 2000, previously filed with Post-Effective
          Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

                                        2

          (ii) Administration Agreement between the Trust and PIMCO Advisors
          Fund Management LLC (f/k/a PIMCO Funds Advisors LLC), dated as of
          February 26, 2002, previously filed with Post-Effective Amendment No.
          4 on February 28, 2003, and incorporated herein by reference.

          (iii) Addendum to the Administration Agreement between the Trust and
          PIMCO Advisors Fund Management LLC (f/k/a PIMCO Funds Advisors LLC) to
          add FISH: Series R, previously filed with Post-Effective Amendment No.
          12 and incorporated herein by reference.

          (iv) Form of Administration Agreement between PIMCO Advisors Fund
          Management LLC and the Trust relating to the Allianz Dresdner Daily
          Asset Fund, previously filed with Post-Effective Amendment No. 7 on
          December 30, 2003 and incorporated herein by reference.

          (v) Transfer Agency and Service Agreement between PIMCO Advisors Fund
          Management LLC (f/k/a PIMCO Advisors L.P.) and State Street Bank and
          Trust Company, dated as of September 15, 2000, previously filed with
          Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

          (vi) Form of Transfer Agency and Service Agreement between Boston
          Financial Data Services and the Trust relating to the Allianz Dresdner
          Daily Asset Fund, previously filed with Post-Effective Amendment No.
          11 on March 23, 2004 and incorporated herein by reference.

          (vii) Form of Notification of Obligation to Reimburse Certain Fund
          Expenses in connection with the Allianz Dresdner Daily Asset Fund, previously filed with Post-Effective Amendment No. 7 on December 30,
          2003 and incorporated herein by reference.

      (i) (i) Opinion and Consent of Counsel -- incorporated by reference to
          Pre-Effective Amendment No. 3 to the Registrant's Registration
          Statement, filed with the SEC on March 17, 2000 and incorporated herein by reference.

          (ii) Opinion and Consent of Counsel relating to the Allianz Dresdner
          Daily Asset Fund, previously filed with Post-Effective Amendment No. 7 on December 30, 2003 and incorporated herein by reference.

          (iii) Opinion and Consent of Counsel previously filed with
          Post-Effective Amendment No. 12 on April 5, 2004 and incorporate by reference herein.

      (j) Consent of Independent Registered Public Accounting Firm*.

      (k) Not applicable.

                                        3

      (l) Initial Capital Agreement, dated March 16, 2000, previously filed with
          Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

      (m) Not applicable.

      (n) Not applicable.

      (o) Reserved

      (p) **(i) Code of Ethics-Fixed Income Shares, previously filed with
          Post-Effective Amendment No. 3 on February 14, 2002 and incorporated herein by reference.

          (ii) Code of Ethics- Pacific Investment Management Company LLC
          previously filed with Post-Effective Amendment No. 98 to the
          Registration Statement of PIMCO Funds (Reg. No. 33-12113) on March 16,
          2005, and incorporated herein by reference.

          (iii) Code of Ethics-Allianz Global Investors Distributors LLC
          (formerly known as PIMCO Advisors Distributors LLC), previously filed with Post-Effective Amendment No. 98 to the Registration Statement of
          PIMCO Funds (Reg. No. 33-12113) on March 16, 2005, and incorporated herein by reference.

          (iv) Code of Ethics-Allianz Global Investors Fund Management LLC
          previously filed with Pre-Effective Amendment no. 2 to the
          Registration Statement of PIMCO Global StocksPLUS & Income Fund (Reg.
          No. 333-123552) on May 24, 2005, and incorporated herein by reference.

      (q) Power of Attorney for Paul Belica and Robert E. Connor previously filed with Post-Effective Amendment No. 2 on February 27, 2001 and incorporated herein by reference.

*     Filed herewith.

**    Because the Allianz Dresdner Daily Asset Fund is a money market fund, there are no codes of ethics applicable to it.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

      Not applicable.

ITEM 25. INDEMNIFICATION.

      Reference is made to Article VIII, Section 1, of the Registrant's
Agreement and Declaration of Trust, which is incorporated by reference herein.

                                        4

      Insofar as indemnification for liabilities arising under the Securities
Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's
Agreement and Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as express in the Act and will e governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND FUND MANAGERS.

      See "Management of the Fund" in the Prospectuses and "How the Fund is
Managed" in the Statements of Additional Information regarding the business of the investment adviser of the relevant series of the Trust. Set forth below is information as to the business, profession, vocation or employment of a substantial nature of each of the officer and directors of the each investment adviser of the Trust and the subadviser.

The information relating to Allianz Global Investors Fund Management LLC is incorporated by reference to its Form ADV previously filed electronically on the
IARD system.

The information relating to Dresdner Advisors LLC is incorporated by reference to its Form ADV previously filed electronically on the IARD system.

The information relating to the sub-adviser, Pacific Investment Management
Company LLC, is incorporated by reference to its Form ADV previously filed electronically on the IARD system.

ITEM 27. PRINCIPAL UNDERWRITERS.

PRINCIPAL UNDERWRITERS.

      (a) Allianz Global Investors Distributors LLC (the "Distributor") serves as Distributor of shares for the Registrant and also of the PIMCO
          Funds. The Distributor is an affiliate of Allianz Global Investors
          Fund Management LLC and Dresdner Advisors LLC, the investment advisor and administrator, respectively, to the Series of the Registrant.

      (b)

                                        5

                         POSITIONS AND                                             POSITIONS
NAME AND PRINCIPAL       OFFICES WITH PRINCIPAL                                    AND OFFICES
BUSINESS ADDRESS+        UNDERWRITER                                               WITH REGISTRANT
------------------       ----------------------                                    ---------------

Erik M. Aarts            Senior Vice President, Fixed Income Portfolio
                         Specialist                                                None
Kiley Andresen           Vice President, Senior National Accounts Manager          None
Arthur J. Awe            Vice President                                            None
Lincoln Baca             Senior Vice President                                     None
Malcolm F. Bishopp       Managing Director                                         None
Michael E. Brannan       Senior Vice President                                     None
Deborah P. Brennan       Vice President, Compliance Officer                        None
Matthew W. Brown         Senior Vice President                                     None
Frederick J. Bruce       Vice President                                            None
Martin J. Burke          Senior Vice President, Divisional Sales Manager           None
Paul C. Cahill           Vice President                                            None
Cindy Colombo            Vice President, Retirement Plans                          None
Lesley E. Cotten         Vice President, Senior Marketing Writer                   None
Daniel D. Daly           Vice President, Online Marketing                          None
Paul DeNicolo            Vice President                                            None
Christine M. Ferguson    Vice President, Manager, Web Production                   None
Jonathan P. Fessel       Senior Vice President                                     None
Michael J. Gallagher     Vice President                                            None
Joseph F. Gengo          Vice President                                            None
Ronald H. Gray           Senior Vice President                                     None
Daniel F. Hally          Vice President                                            None
JoAnn Ham                Senior Vice President                                     None
Ned E. Hammond Jr.       Senior Vice President                                     None
John Harrington          Vice President                                            None
Derek B. Hayes           Senior Vice President, Operations                         None
Timothy J. Higgins       Vice President, National Account Manager                  None
Christoph Hoffman        Senior Vice President, Chief Operating Officer,
                         Global Retail Division                                    None
Kristina S. Hooper       Senior Vice President, Portfolio Specialist - Equities    None
Christopher J. Horan     Vice President                                            None
Steve W. Howell          Vice President, Mutual Fund Operations                    None
John B. Hussey           Vice President                                            None
Brian Jacobs             Managing Director, National Sales                         None
Teresa L. Jettelson      Vice President, Sales Desk Manager                        None
Stephen R. Jobe          Senior Vice President, Marketing                          None
Dustin P. Kanode         Vice President                                            None
Michael J. Knauss        Vice President                                            None
Andrew G. Laing          Vice President                                            None
Stephen R. Laut          Senior Vice President                                     None
William E. Lynch         Senior Vice President, Divisional Sales Manager           None
Stephen A. Maginn        Managing Director, Head of U.S. Sales and
                         Executive Vice President, Sales                           None
Andrew J. Maloney        Vice President                                            None
John Maney               Chief Financial Officer and Treasurer                     None

                                        6

Ann H. McAdams           Vice President                                            None
Joseph McMenamin         Senior Vice President                                     None
Wayne F. Meyer           Senior Vice President                                     None
Andrew Jay Meyers        Managing Director, U.S. Retail Chief Operating
                         Officer                                                   None
Rosalie L. Milburn       Senior Vice President                                     None
E. Blake Moore, Jr.      Managing Director and Chief Executive Officer             None
Flora N. Moyer           Senior Vice President                                     None
Kerry A. Murphy          Vice President, National Accounts Manager                 None
George E. Murphy         Vice President                                            None
Phillip J. Neugebauer    Managing Director and Senior Vice President,
                         Public Relations                                          None
Vinh T. Nguyen           Senior Vice President, Controller                         None
Kelly Orr                Vice President                                            None
Gregory S. Parker        Vice President                                            None
Joffrey H. Pearlman      Senior Vice President                                     None
Glynne P. Pisapia        Senior Vice President                                     None
Frank C. Poli            Executive Vice President, Compliance Officer              None
Tiffani A. Potesta       Vice President                                            None
Jennifer L. Quigley      Vice President                                            None
Andrew Revell            Vice President                                            None
Robert J. Rokose         Executive Vice President, Finance                         None
James Scott Rose         Vice President                                            None
Jay S. Rosoff            Senior Vice President, Divisional Sales Manager           None
Stephen M. Rudman        Senior Vice President, Divisional Sales Manager           None
Anne Marie Russo         Vice President, Human Resources                           None
Shahid S. Saigol         Vice President                                            None
James M. Sarnbrook       Vice President, Information Systems                       None
Newton B. Schott Jr.     Managing Director, General Counsel, Executive
                         Vice President, Chief Administrative Officer,
                         Secretary                                                 None
Eugene M. Smith Jr.      Senior Vice President, Design Director                    None
Cathy Smith              Senior Vice President, Communications Director            None
Robert M. Smith          Senior Vice President                                     None
Stewart Smith            Assistant Secretary                                       None
Frederick S. Teceno      Vice President                                            None
William H. Thomas Jr.    Senior Vice President, Divisional Sales Manager           None
Kathleen C. Thompson     Vice President, National Account Liaison                  None
Paul H. Troyer           Senior Vice President                                     None
James Ward               Director of Human Resources                               None
Nicholas K. Willett      Senior Vice President, Divisional Sales Manager           None
Glen A. Zimmerman        Vice President, Senior Marketing Manager                  None

+ Except as noted, the principal business address for all individuals listed is 2187 Atlantic Street, Stamford, CT 06902.

      c.  The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

                                        7

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

      The account books and other documents required to be maintained by the
Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and
the Rules thereunder will be maintained at the offices of State Street Bank and
Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105.

ITEM 29. MANAGEMENT SERVICES.

Not applicable.

ITEM 30. UNDERTAKINGS.

Not applicable.

                                        8

                                     NOTICE

      A copy of the Agreement and Declaration of Trust of Fixed Income SHares
(the "Trust"), together with all amendments thereto, is on file with the
Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

                                        9

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Fund certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b)
under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New
York, and State of New York on the day of February 28, 2006.

                                    FIXED INCOME SHARES

                                    By:   /s/ Brian S. Shlissel
                                          --------------------------
                                          Brian S. Shlissel
                                          President and Chief Executive Officer

      Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

     NAME AND SIGNATURE                  CAPACITY                    DATE
-------------------------    ------------------------------    -----------------

/s/ Brian S. Shlissel        President and Chief Executive     February 28, 2006
-------------------------    Officer (principal executive
Brian S. Shlissel            officer)

/s/ Lawrence G. Altadonna    Treasurer (principal financial    February 28, 2006
-------------------------    officer and principal
Lawrence G. Altadonna        accounting officer)

/s/ Paul Belica
-------------------------
Paul Belica*                 Trustee                           February 28, 2006

/s/ Rober E. Connor
-------------------------
Robert E. Connor*            Trustee                           February 28, 2006

/s/ John J. Dalessandro
-------------------------
John J. Dalessandro II       Trustee                           February 28, 2006

/s/ Hans W. Kertess
-------------------------
Hans W. Kertess              Trustee                           February 28, 2006

/s/ R. Peter Sullivan III
-------------------------
R. Peter Sullivan III        Trustee                           February 28, 2006

/s/ David C. Flattum
-------------------------
David C. Flattum             Trustee                           February 28, 2006

                                 *By: /s/ Brian S. Shlissel
                                      -------------------------------
                                 Brian S. Shlissel, Attorney-in-Fact by Power of
                                 Attorney previously filed
                                 Date: February 28, 2006

                                       10